FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04149

Franklin Tax-Free Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: _2/28

Date of reporting period: 11/30/10

Item 1. Schedule of Investments.

Franklin Alabama Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.9%		
Alabama 80.1%		
Alabama Drinking Water Finance Authority Revenue, Revolving Fund Loan, Series A, AMBAC Insured, 5.25%, 8/15/24	$ 1,755,000	$ 1,793,803
Alabama Water Pollution Control Authority Revenue, Revolving Fund Loan, Series A, AMBAC Insured, 5.00%, 8/15/23	4,435,000	4,466,799
Alabaster Sewer Revenue, NATL Insured, 5.00%, 4/01/29	2,055,000	1,956,155
Athens GO, wts., XLCA Insured, 5.00%, 2/01/36	2,560,000	2,571,392
Auburn University General Fee Revenue, Auburn University, Series A, AGMC Insured, 5.00%, 6/01/38	7,000,000	7,088,970
Bessemer GO, wts., XLCA Insured, 5.00%, 2/01/35	1,990,000	1,616,079
Bessemer Governmental Utility Services Corp. Water Supply Revenue, Refunding, Series A, Assured Guaranty, 5.00%, 6/01/39	3,825,000	3,841,830
Birmingham Southern College Private Educational Building Authority Tuition Revenue, Refunding, 5.35%, 12/01/19	1,000,000	856,470
Birmingham Special Care Facilities Financing Authority, Health Care Facility Revenue, Children's Hospital, Assured Guaranty, 6.00%, 6/01/39	4,000,000	4,305,600
Birmingham Waterworks Board Water Revenue, Series A, Assured Guaranty, 5.25%, 1/01/39	5,950,000	6,083,339
Butler County IDA Environmental Improvement Revenue, International Paper, Series A, 7.00%, 9/01/32	1,000,000	1,054,140
Butler County Public Education Cooperative District, Series A, XLCA Insured, 5.00%, 7/01/37	9,025,000	7,819,350
Central Elmore Water and Sewer Authority Revenue, Water, NATL Insured, 5.00%, 1/01/29	4,290,000	4,322,347
Chatom IDB Gulf Opportunity Zone Revenue, PowerSouth Energy, Refunding, Series A, Assured Guaranty, 5.00%,		
8/01/30	5,250,000	5,305,807
8/01/37	5,000,000	4,891,550
Coffee County PBA Building Revenue, NATL Insured, 5.00%, 9/01/27	2,145,000	2,210,208
Cullman and Jefferson Counties Gas District Gas Revenue, NATL Insured, 5.85%, 7/01/24	1,745,000	1,783,704
DCH Health Care Authority Health Care Facilities Revenue, 5.125%, 6/01/36	7,000,000	6,490,050
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18,		
Series A, 5.25%, 9/01/36	5,000,000	5,066,250
Series B, 5.50%, 9/01/33	4,500,000	4,731,075
Etowah County Board of Education Special Tax, School wts., AGMC Insured, 5.00%,		
9/01/24	4,235,000	4,377,169
9/01/28	2,000,000	2,040,420
9/01/33	2,500,000	2,523,400
[a]Fairfield GO, wts., Refunding, AMBAC Insured, 5.00%, 2/01/29	1,500,000	1,292,145
Fairfield IDB Environmental Improvement Revenue, USX Corp. Project, Refunding, 5.45%, 9/01/14	2,000,000	2,005,460
Franklin County GO, wts., Series B, AMBAC Insured, 5.125%, 10/01/33	2,000,000	2,042,840
Houston County Health Care Authority Revenue, Refunding, Series A, AMBAC Insured, 5.25%, 10/01/30	5,000,000	4,584,400
Huntsville Health Care Authority Revenue, Series A, NATL Insured, Pre-Refunded,		
5.40%, 6/01/22	4,000,000	4,331,680
5.50%, 6/01/27	3,820,000	4,142,255
Huntsville PBA Lease Revenue, Municipal Justice and Public Safety Center, Refunding and Improvement, NATL Insured, 5.00%, 10/01/33	8,000,000	8,186,720
Jacksonville State University Revenue, Tuition and Fee, NATL Insured, 5.00%, 12/01/22	3,000,000	3,049,200
Jefferson County Limited Obligation School wts. Revenue, Series A, 5.00%, 1/01/24	2,000,000	1,654,820
Jefferson County Sewer Revenue, wts., ETM, 7.50%, 9/01/13	200,000	214,772
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty, 5.125%, 4/01/33	7,410,000	7,612,071
Limestone County Water and Sewer Authority Water Revenue,		
AMBAC Insured, 5.00%, 12/01/29	1,540,000	1,481,526
AMBAC Insured, 5.00%, 12/01/31	3,910,000	3,642,947
Assured Guaranty, 5.00%, 12/01/39	3,750,000	3,687,938
Madison County Board of Education Capital Outlay GO, Tax Anticipation wts., Series A, AMBAC Insured, 5.00%, 9/01/34	1,000,000	1,001,950
Madison County Board of Education Capital Outlay Revenue, Tax Anticipation wts., Assured Guaranty, 5.125%, 9/01/34	600,000	609,342
Madison GO, wts.,		
AMBAC Insured, Pre-Refunded, 5.35%, 2/01/26	2,410,000	2,453,790
Refunding, XLCA Insured, 4.75%, 12/01/36	2,455,000	2,315,163
Madison Water and Wastewater Board Water and Sewer Revenue, Refunding, Series A, XLCA Insured, 4.75%, 12/01/31	7,500,000	7,470,375
Marshall County Health Care Authority GO, Refunding, AMBAC Insured, 4.75%, 2/01/33	3,000,000	2,385,030
Marshall County Health Care Authority Hospital Revenue, Series A, 5.75%, 1/01/32	2,170,000	2,164,618
Mobile County Board School Commissioners GO, Capital Outlay wts., Series B, AMBAC Insured, Pre-Refunded,		
5.10%, 3/01/22	2,265,000	2,291,138
5.125%, 3/01/31	4,980,000	5,037,768
Mobile GO, wts., 5.50%, 2/15/30	2,000,000	2,084,220
Mobile Public Educational Building Authority Revenue, Limited Obligation School, Series A, Assured Guaranty, 5.00%, 3/01/33	6,500,000	6,598,150
Mobile Water and Sewer Commissioners Water and Sewer Revenue, Mobile Water, BHAC Insured, 5.00%, 1/01/36	10,000,000	10,156,300

Moulton Water Works Board Water Revenue, NATL Insured, 5.375%, 1/01/32	1,935,000	1,938,444
Opelika Water Board Revenue, Assured Guaranty, 5.00%, 6/01/37	4,610,000	4,673,341
Orange Beach Water Sewer and Fire Protection Authority Revenue, NATL Insured, 5.00%, 5/15/35	2,000,000	2,016,600
[b]Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40	2,000,000	2,050,880
Selma IDBR, Gulf Opportunity Zone, International Paper Co., Series A, 5.80%, 5/01/34	3,000,000	3,032,310
Sheffield GO, wts., AMBAC Insured, 5.125%, 5/01/33	2,610,000	2,656,928
Tallassee GO, Water Gas and Sewer wts., AMBAC Insured,		
5.25%, 5/01/31	465,000	468,622
Pre-Refunded, 5.25%, 5/01/31	670,000	690,107
Troy Public Educational Building Authority Dormitory Revenue, Troy University Housing LLC Project, Series A, CIFG Insured, 5.00%, 9/01/32	5,000,000	4,927,900
Troy State University Student Fee Revenue, NATL Insured, 5.00%, 11/01/21	2,215,000	2,261,316
Trussville GO, wts., Series A, NATL RE, FGIC Insured, 5.00%, 10/01/36	4,740,000	4,866,368
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student Housing LLC University of Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%, 7/01/38	5,000,000	5,569,400
University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC Insured, 5.00%, 9/01/41	9,000,000	8,335,350
University of Montevallo Revenue, AGMC Insured, Pre-Refunded, 5.30%, 5/01/22	1,940,000	1,999,442
University of North Alabama Revenue,		
General Fee, Series A, AGMC Insured, 5.375%, 11/01/17	4,395,000	4,411,921
Student Housing, NATL RE, FGIC Insured, 5.00%, 11/01/29	2,995,000	3,011,772
University of South Alabama University Revenues, Facilities, Capital Improvement, BHAC Insured, 5.00%, 8/01/38	5,000,000	5,059,950
Valley Special Care Facilities Financing Authority Revenue, Lanier Memorial Hospital, Series A, 5.65%, 11/01/22	3,465,000	2,705,576
		240,368,752
U.S. Territories 17.8%		
Puerto Rico 17.8%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/38	1,000,000	1,029,970
Puerto Rico Commonwealth GO, Public Improvement,		
AGMC Insured, Pre-Refunded, 5.125%, 7/01/30	1,885,000	1,937,573
Refunding, AGMC Insured, 5.25%, 7/01/27	1,005,000	1,015,804
Refunding, AGMC Insured, 5.125%, 7/01/30	1,115,000	1,126,072
Series A, 5.125%, 7/01/31	3,550,000	3,604,492
Series A, Pre-Refunded, 5.125%, 7/01/31	1,450,000	1,490,440
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding,		
Series M, 5.00%, 7/01/46	2,500,000	2,350,025
Series N, Assured Guaranty, 5.25%, 7/01/36	10,335,000	10,480,517
Puerto Rico Electric Power Authority Power Revenue,		
Series TT, 5.00%, 7/01/37	3,000,000	2,913,960
Series WW, 5.50%, 7/01/38	3,350,000	3,389,128
Series XX, 5.25%, 7/01/40	7,500,000	7,410,825
Puerto Rico PBA Guaranteed Revenue, Government Facilities,		
Refunding, Series D, 5.25%, 7/01/27	760,000	763,960
Refunding, Series G, 5.00%, 7/01/26	1,000,000	1,001,460
Series D, Pre-Refunded, 5.25%, 7/01/27	2,305,000	2,466,995
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub., Series A,		
5.75%, 8/01/37	2,000,000	2,068,720
5.375%, 8/01/39	1,500,000	1,511,220
6.00%, 8/01/42	8,500,000	8,956,535
		53,517,696
Total Municipal Bonds before Short Term Investments (Cost $295,727,725)		293,886,448
Short Term Investments (Cost $2,700,000) 0.9%		
Municipal Bonds 0.9%		
U.S. Territories 0.9%		
Puerto Rico 0.9%		
[c]Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, Daily VRDN and Put, 0.22%, 7/01/32	2,700,000	2,700,000
Total Investments (Cost $298,427,725) 98.8%		296,586,448
Other Assets, less Liabilities 1.2%		3,718,380
Net Assets 100.0%		$ 300,304,828

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited)

Franklin Arizona Tax-Free Income Fund
Municipal Bonds 98.0%
Arizona 87.4%
Arizona Board of Regents Arizona State University System Revenue, Series C, 6.00%,
7/01/26	$2,500,000	$2,824,000
7/01/27	3,000,000	3,363,810
7/01/28	3,350,000	3,733,173
Arizona Health Facilities Authority Healthcare Education Facilities Revenue, Kirksville College, 5.125%, 1/01/30	2,250,000	2,169,000
Arizona Health Facilities Authority Hospital System Revenue,
John C. Lincoln Health Network, Pre-Refunded, 5.75%, 12/01/32	3,280,000	3,632,895
Phoenix Baptist Hospital, NATL Insured, ETM, 6.25%, 9/01/11	245,000	250,464
Arizona Health Facilities Authority Revenue, Banner Health,
Refunding, Series D, BHAC Insured, 5.50%, 1/01/38	15,000,000	15,396,900
Series A, 5.00%, 1/01/35	10,000,000	9,594,100
Series D, 5.50%, 1/01/38	17,500,000	17,848,600
Arizona School Facilities Board COP, 5.50%, 9/01/23	10,000,000	10,647,100
Arizona State COP, Department of Administration,
Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	8,921,770
Series A, AGMC Insured, 5.00%, 10/01/29	5,855,000	5,875,317
Series B, AGMC Insured, 5.00%, 10/01/28	5,000,000	5,055,400
Series B, AGMC Insured, 5.00%, 10/01/29	5,580,000	5,600,255
Arizona State Lottery Revenue, Series A, AGMC Insured, 5.00%,
7/01/28	15,540,000	16,031,375
7/01/29	10,000,000	10,256,400
Arizona State Municipal Financing Program COP, Refunding, Series 14, AMBAC Insured, 5.00%, 8/01/33	1,000,000	1,008,810
Arizona State University COP,
Downtown Campus/Mercado Project, Series A, NATL Insured, 5.80%, 7/01/24	1,350,000	1,354,509
Research Infrastructure Projects, AMBAC Insured, 5.00%, 9/01/30	17,250,000	17,377,477
Arizona State University Revenues, NATL RE, FGIC Insured, 5.00%,
7/01/23	2,890,000	2,976,093
7/01/25	2,250,000	2,302,358
Arizona Tourism and Sports Authority Tax Revenue, Multipurpose Stadium Facility, Series A, NATL Insured, 5.00%, 7/01/28	7,000,000	6,983,480
Downtown Phoenix Hotel Corp. Revenue,
Senior Series A, FGIC Insured, 5.00%, 7/01/40	15,785,000	12,395,803
sub. bond, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/36	18,995,000	17,690,803
sub. bond, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/40	12,845,000	11,341,493
Gila County Revenue Obligations, Assured Guaranty, 5.00%, 7/01/29	2,690,000	2,736,833
Gilbert Public Facilities Municipal Property Corp. Revenue, 5.50%, 7/01/28	10,000,000	10,690,100
Gilbert Water Resource Municipal Property Corp. Water System Development Fee and Water Revenue, sub. lien, NATL
Insured, 5.00%, 10/01/29	25,000,000	25,286,500
Glendale IDA Hospital Revenue, John C. Lincoln Health, Refunding,
5.00%, 12/01/32	4,025,000	3,669,593
5.00%, 12/01/42	12,870,000	11,262,022
Series B, 5.00%, 12/01/37	3,000,000	2,670,870
Glendale IDAR, Midwestern University,
5.00%, 5/15/35	5,000,000	4,782,400
5.125%, 5/15/40	10,000,000	9,568,100
Refunding, 5.00%, 5/15/31	7,080,000	6,850,891
Glendale Water and Sewer Revenue, sub. lien, AMBAC Insured, 5.00%, 7/01/23	2,000,000	2,095,940
Glendale Western Loop 101 Public Facilities Corp. Excise Tax Revenue, third lien, Series A, 6.25%, 7/01/38	10,000,000	10,438,900
Goodyear Community Facilities Utilities District No.1 GO, AMBAC Insured, 5.00%, 7/15/32	7,945,000	7,993,465
Greater Arizona Development Authority Infrastructure Revenue, Series B, NATL Insured, 5.00%, 8/01/35	9,090,000	8,813,755
Marana Municipal Property Corp. Municipal Facilities Revenue,
Refunding, NATL Insured, 5.25%, 7/01/22	1,100,000	1,101,716
Series A, 5.00%, 7/01/28	3,000,000	3,081,720
Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/35	12,090,000	13,965,884
Maricopa County IDA, MFHR,
Senior National Health Facilities II, Project A, AGMC Insured, ETM, 5.50%, 1/01/18	2,000,000	2,283,940
Western Groves Apartments, SeriesA-1, AMBAC Insured, 5.30%, 12/01/22	1,650,000	1,567,088
Maricopa County IDA Health Facility Revenue,
Catholic Healthcare West Project, Refunding, Series A, 5.00%, 7/01/16	2,365,000	2,368,642
Catholic Healthcare West Project, Refunding, Series A, 5.375%, 7/01/23	7,000,000	7,193,060
Catholic Healthcare West Project, Refunding, Series A, 5.50%, 7/01/26	13,950,000	14,234,719

Quarterly Statement ofInvestments

See Notes to Statements ofInvestments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)

Catholic Healthcare West Project, Refunding, Series A, 6.00%, 7/01/39	4,860,000	5,091,822
Catholic Healthcare West Project, Refunding, Series A, ACA Insured, 5.00%, 7/01/16	1,180,000	1,181,817
Catholic Healthcare West Project, Refunding, Series A, ACA Insured, 5.00%, 7/01/21	9,600,000	9,603,456
Mayo Clinic, 5.00%, 11/15/36	25,750,000	25,993,852
Maricopa County IDA Hospital Facility Revenue,
Mayo Clinic Hospital, 5.25%, 11/15/37	16,000,000	16,009,280
Mayo Clinic Hospital, AMSAC Insured, 5.25%, 11/15/37	3,000,000	3,001,740
Samaritan Health Services, Series A, NATL Insured, ETM, 7.00%, 12/01/16	1,890,000	2,293,080
Maricopa County IDA Senior Living Healthcare Revenue, Immanuel Care, Refunding, Series A, GNMA Secured, 5.00%,
8/20/35	1,725,000	1,738,248
Maricopa County PCC, PCR,
EI Paso Electric Co. Project, Series A, 7.25%, 2/01/40	10,000,000	11,277,400
Public Service Co. Palo Verde Project, Series A, AMSAC Insured, 5.05%, 5/01/29	11,500,000	10,691,090
Southern California Edison Co., Refunding, Series A, 5.00%, 6/01/35	795,000	772,040
Southern California Edison Co., Refunding, Series S, 5.00%, 6/01/35	14,745,000	14,319,164
Various, Public Service Co., Palo Verde, Refunding, Series A, 6.25%, 1/01/38	5,000,000	5,150,350
Maricopa County USD No. 89 Dysart GO, School Improvement, Project 06, Series S, AGMC Insured, 5.00%, 7/01/27	5,015,000	5,269,812
McAllister Academic Village LLC Revenue, Arizona State University Hassayampa, Refunding,
5.25%, 7/01/33	5,000,000	5,049,550
5.00%, 7/01/38	5,000,000	4,890,000
Assured Guaranty, 5.25%, 7/01/33	2,525,000	2,565,905
Assured Guaranty, 5.00%, 7/01/38	3,825,000	3,796,542
Mesa Utility System Revenue, NATL Insured, Pre-Refunded, 5.00%, 7/01/26	10,000,000	11,390,900
Navajo County PCC Revenue, Mandatory Put 6/01/16, Series E, 5.75%, 6/01/34	6,000,000	6,464,280
Navajo County School District GO, School Improvement, Project 2008, Assured Guaranty, 5.50%, 7/01/28	1,045,000	1,101,911
Nogales Municipal Development Authority Inc. GO, NATL Insured, 5.00%, 6/01/36	6,075,000	5,929,565
Northern Arizona University COP, Northern Arizona University Research Projects, AMSAC Insured, 5.00%, 9/01/30	2,000,000	1,943,620
Northern Arizona University System Revenues, 5.00%, 6/01/38	5,000,000	4,890,350
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40	10,000,000	9,787,900
senior lien, Series A, 5.00%, 7/01/38	10,000,000	9,896,200
senior lien, Series S, NATL RE, FGIC Insured, 5.25%, 7/01/22	3,000,000	3,047,040
senior lien, Series S, NATL RE, FGIC Insured, 5.25%, 7/01/23	5,000,000	5,062,400
senior lien, Series S, NATL RE, FGIC Insured, 5.25%, 7/01/27	15,250,000	15,331,740
Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic Plaza, Series S, NATL RE, FGIC
Insured, zero cpn. to 7/01113,5.50% thereafter,
7/01/27	3,945,000	3,728,775
7/01/28	2,000,000	1,872,160
7/01/29	2,000,000	1,857,120
7/01/36	5,000,000	4,429,050
7/01/37	7,000,000	6,192,970
Phoenix Civic Improvement Corp. Excise Tax Revenue, Subordinated, Civic Plaza Expansion Project, Series A, NATL RE,
FGIC Insured, 5.00%,
7/01/35	5,550,000	5,590,404
7/01/41	5,000,000	4,900,000
Phoenix Civic Improvement Corp. Wastewater System Revenue,
junior lien, Refunding, AGMC Insured, 5.00%, 7/01/37	13,515,000	13,711,103
junior lien, Refunding, NATL RE, FGIC Insured, 5.00%, 7/01/20	9,710,000	9,866,234
junior lien, Refunding, NATL RE, FGIC Insured, 5.125%, 7/01/21	10,000,000	10,157,000
junior lien, Refunding, NATL RE, FGIC Insured, 5.00%, 7/01/24	7,050,000	7,131,216
junior lien, Refunding, NATL RE, FGIC Insured, 5.00%, 7/01/28	2,000,000	2,064,640
junior lien, Refunding, NATL RE, FGIC Insured, 5.00%, 7/01/29	3,405,000	3,505,890
senior lien, Refunding, 5.50%, 7/01/24	2,500,000	2,782,700
Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Refunding, NATL RE, FGIC Insured, 5.00%, 7/01/26	3,250,000	3,315,585
Phoenix GO, Various Purpose, Series S, 5.00%, 7/01/27	8,360,000	8,748,824
Phoenix HFC Mortgage Revenue, Section 8 Assisted Projects, Refunding, Series A, NATL Insured, 6.90%, 1/01/23	995,000	996,264
Phoenix IDA Government Office Lease Revenue, Capitol Mall LLC II Project, AMSAC Insured, 5.00%,
9/15/21	4,300,000	4,354,610
9/15/28	4,000,000	4,001,160
Phoenix IDA Student Housing Revenue, Downtown Phoenix Student Housing LLC,
Series A, AMSAC Insured, 5.00%, 7/01/37	18,200,000	14,344,876
Series C, AMSAC Insured, 5.00%, 7/01/37	9,350,000	7,116,285
Pima County IDA Lease Revenue,
Metro Police Facility, Nevada Project, Series A, 5.375%, 7/01/39	2,000,000	2,015,620

Franklin Tax-Free Trust
Statement of Investments, November 30, 2010 (unaudited) (continued)

Metro Police Facility, Nevada Project, Series A, 5.50%, 7/01/39	7,500,000	7,622,625
Pima County Arizona, 5.125%, 9/01/27	8,655,000	8,840,736
Pima County Arizona, 5.00%, 9/01/39	15,000,000	14,424,000
Pinal County Electric District No.4 Electric System Revenue, 6.00%,
12/01/23	525,000	538,724
12/01/28	740,000	743,256
12/01/38	1,150,000	1,112,211
Rio Nuevo Multipurpose Facilities District Excise Tax Revenue, sub. lien, Assured Guaranty, 6.50%, 7/15/24	4,220,000	4,782,188
Salt River Project Agricultural Improvement and Power District Electric System Revenue,
Salt River Project, Refunding, Series A, 5.00%, 1/01/23	3,910,000	4,081,258
Salt River Project, Series A, 5.00%, 1/01/37	16,000,000	16,257,280
Salt River Project, Series A, 5.00%, 1/01/39	25,000,000	25,565,750
Salt River Project, Series A, Pre-Refunded, 5.00%, 1/01/23	2,090,000	2,211,972
Series A, 5.00%, 1/01/38	7,000,000	7,146,090
Salt Verde Financial Corp. Senior Gas Revenue, 5.00%,
12/01/32	10,000,000	9,058,800
12/01/37	10,000,000	8,878,000
San Luis Civic Improvement Corp. Municipal Facilities Excise Tax Revenue, XLCA Insured, 5.00%, 7/01/38	8,650,000	7,987,410
Scottsdale GO, Refunding, 5.00%, 7/01/22	3,000,000	3,084,240
Scottsdale IDA Hospital Revenue, Scottsdale Healthcare,
Pre -Refunded, 5.80%, 12/01/31	14,865,000	15,802,684
Refunding, Series A, 5.25%, 9/01/30	5,000,000	5,023,650
Scottsdale Municipal Property Corp. Excise Tax Revenue,
5.00%, 7/01/36	21,270,000	22,207,156
Pre-Refunded, 5.00%, 7/01/24	5,000,000	5,695,450
Water and Sewer Improvements Project, 5.00%, 7/01/33	16,160,000	16,988,038
Show Low IDA Hospital Revenue, Navapache Regional Medical Center, Radian Insured, 5.00%,
12/01/30	5,160,000	4,825,684
12/01/35	2,000,000	1,834,560
Tempe Arizona IDA Lease Revenue, State University Foundation, AMBAC Insured, 5.00%,
7/01/28	4,275,000	4,230,497
7/01/34	11,510,000	10,812,034
Tolleson IDA, MFR, Copper Cove Project, Series A, GNMA Secured,
5.40%, 11/20/22	1,090,000	1,112,367
5.45%, 11/20/32	1,285,000	1,295,036
Tucson Airport Authority Inc. Revenue, sub. lien, AMBAC Insured, 5.35%, 6/01/31	10,000,000	9,426,200
Tucson IDA Lease Revenue, University of Arizona/Marshall Foundation, Series A, AMBAC Insured, 5.00%, 7/15/32	1,000,000	957,890
Tucson Water Revenue, System, Refunding, 5.00%,
7/01/28	1,230,000	1,293,886
7/01/29	1,765,000	1,846,349
University Medical Center Corp. Hospital Revenue,
5.00%, 7/01/35	7,000,000	6,364,610
6.50%, 7/01/39	4,750,000	5,067,775
University of Arizona COP, University of Arizona Projects, Series B, AMBAC Insured, 5.00%,
6/01/26	7,070,000	7,243,003
6/01/28	7,000,000	7,103,110
6/01/31	5,565,000	5,596,053
Yavapai County IDA Hospital Facility Revenue, Yavapai Regional Medical Center,
Series A, 6.00%, 8/01/33	2,000,000	2,012,960
Series B, 5.625%, 8/01/33	2,315,000	2,284,164
Series B, 5.625%, 8/01/37	12,435,000	12,190,030
		947,058,789
u.s. Territories 10.6%
Puerto Rico 10.6%
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.50%, 5/15/39	5,000,000	4,443,550
Puerto Rico Commonwealth GO,
Public Improvement, Series A, 5.375%, 7/01/28	3,355,000	3,414,987
Series A, 5.25%, 7/01/37	10,000,000	9,830,700
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Hospital
Revenue,
Dr. Pila Hospital Project, Refunding, FHA Insured, 5.875%, 8/01112	730,000	732,365
Hospital Auxilio Mutuo Obligation Group Project, Series A, NATL Insured, 6.25%, 7/01/24	2,790,000	2,800,490

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)

Puerto Rico PSA Guaranteed Revenue, Government Facilities,
Refunding, Series D, 5.375%, 7/01/33	8,190,000	8,209,820
Series D, Pre-Refunded, 5.375%, 7/01/33	11,000,000	11,794,640
Series I, Pre-Refunded, 5.375%, 7/01/34	40,000,000	45,710,000
Puerto Rico Public FICO Revenue, Commonwealth Appropriation, Series E, Pre-Refunded, 5.50%, 8/01/29	3,660,000	3,861,007
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,
Series A, 5.50%, 8/01/37	11,000,000	11,197,120
Series A, 5.50%, 8/01/42	5,000,000	5,078,700
Series C, 5.25%, 8/01/41	8,040,000	7,942,797
Total U.S. Territories		115,016,176
Total Municipal Bonds before Short Term Investments (Cost $1,060,660,629)		1,062,074,965

Short Term Investments (Cost $3,900,000) 0.4%
Municipal Bonds 0.4%
u.s. Territories 0.4%
Puerto Rico 0.4%
'Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series S, Daily VRDN and Put, 0.22%, 7/01/32	3,900,000	3,900,000

Total Investments (Cost $1,064,560,629) 98.4%		1,065,974,965
other Assets, less Liabilities 1.6%		17,812,899
Net Assets 100.0%		$1,083,787,864

'Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

ACA	- American Capital Access Holdings Inc.
AGMC	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BHAC	- Berkshire Hathaway Assurance Corp.
COP	- Certificate of Participation
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority/Agency
FICO	Financing Corp.
GNMA	Government National Mortgage Association
GO	General Obligation
HFC	Housing Finance Corp.
IDA	Industrial Development Authority/Agency
IOAR	Industrial Development Authority Revenue
MFHR	Multi-Family Housing Revenue
MFR	Multi-Family Revenue
NATL	National Public Financial Guarantee Corp.
NATL RE	National Public Financial Guarantee Corp. Reinsured
PBA	Public Building Authority
PCC	Pollution Control Corp.
PCR	Pollution Control Revenue
USO	Unified/Union School District
XLCA	- XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, November 30, 2010 (unaudited)

Franklin Colorado Tax-Free Income Fund
Municipal Bonds 100.0%
Colorado 86.7%
Adams County Revenue, Platte Valley Medical Center, Refunding, NATL Insured, 5.00%, 2/01/31	$10,000,000	$9,818,600
Adams State College Auxiliary Facilities Revenue, Improvement, Series A, 5.50%,
5/15/34	2,000,000	2,103,340
5/15/39	2,150,000	2,259,564
Arapahoe County Water and Wastewater GO, Refunding, Series A, NATL Insured, 5.125%, 12/01/32	15,000,000	14,931,450
Aurora COP, Refunding, Series A, 5.00%,
12/01/29	6,655,000	6,874,016
12/01/30	5,680,000	5,833,190
Aurora Hospital Revenue, Children's Hospital Assn., 5.00%, 12/01/40	5,000,000	4,878,600
Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,
8/01/36	5,880,000	5,917,691
8/01/39	14,000,000	14,066,080
Baca Grande Water and Sanitation District GO, Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/40	2,500,000	2,450,500
Bell Mountain Ranch Metropolitan District GO, Refunding, AGMC Insured, 5.00%, 12/01/39	3,160,000	3,029,397
Boulder County Development Revenue, University Corp. of Atmospheric Research, NATL Insured, 5.00%, 9/01/33	1,500,000	1,500,135
Boulder Larimer and Weld Counties Vrain Valley School District No. RE-1J GO, 5.00%, 12/15/27	4,160,000	4,505,738
Boulder Larimer and Weld Counties Vrain Valley School District RE-1J GO, 5.00%, 12/15/33	5,300,000	5,546,026
Boulder Valley School District No. RE-2 Boulder GO, 5.00%, 12/01/34	13,025,000	13,592,629
Bowles Metropolitan District GO, Refunding, AGMC Insured, 5.00%, 12/01/33	2,500,000	2,524,875
Brighton Water Activity Enterprise Revenue, Water System Project, Series A, Assured Guaranty, 5.25%, 12/01/34	5,380,000	5,615,052
Broadlands Metropolitan District No.2 GO, Refunding, NATL Insured, 5.25%, 12/01/34	8,655,000	8,928,152
Broomfield COP,
Master Facilities Lease Purchase, AMBAC Insured, 5.625%, 12/01/22	1,535,000	1,535,000
Refunding, AMBAC Insured, 6.00%, 12/01/29	2,000,000	2,000,000
Broomfield Sales and Use Tax Revenue, Refunding and Improvement, Series A, AMBAC Insured, 5.00%, 12/01/27	10,000,000	10,128,600
Broomfield Sewer Activity Enterprise Sewer and Wastewater Revenue, AMBAC Insured, 5.00%, 12/01/31	7,500,000	7,562,250
Colorado Department ofTransportation COP, NATL Insured, 5.00%, 6/15/34	6,915,000	6,981,661
Colorado Educational and Cultural Facilities Authority Revenue,
Alexander Dawson School, 5.00%, 2/15/40	5,280,000	4,919,746
James Irwin Charter School, Refunding and Improvement, CIFG Insured, 5.00%, 8/01/37	6,060,000	5,919,953
Student Housing, Campus Village Apartments, Refunding, 5.50%, 6/01/38	9,000,000	9,072,000
Student Housing, University of Colorado Foundation Project, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/27	6,545,000	6,974,025
Student Housing, University of Colorado Foundation Project, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/32	10,005,000	10,660,828
Colorado Health Facilities Authority Revenue,
Catholic Health Initiatives, Refunding, Series A, 5.00%, 7/01/39	5,000,000	4,801,550
Catholic Health Initiatives, Series D, 6.125%, 10/01/28	2,500,000	2,828,750
Catholic Health Initiatives, Series D, 6.25%, 10/01/33	2,000,000	2,166,860
Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 6.125%, 6/01/38	4,500,000	4,566,915
Evangelical Lutheran Project, 5.25%, 6/01/31	4,000,000	3,854,160
Evangelical Lutheran Project, Series A, 5.25%, 6/01/34	3,500,000	3,336,620
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/25	3,050,000	2,825,093
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/26	3,205,000	2,952,606
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/27	3,365,000	3,073,120
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/30	3,000,000	2,631,150
Hospital, NCMC Inc. Project, Series A, AGMC Insured, 5.50%, 5/15/30	7,900,000	8,207,942
Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40	5,000,000	4,984,750
Portercare Adventist Health, Pre-Refunded, 6.625%, 11/15/26	2,500,000	2,668,325
Portercare Adventist Health, Pre-Refunded, 6.50%, 11/15/31	5,500,000	5,863,770
Poudre Valley Health Care Inc. and Medical Center of the Rockies, Refunding, Series A, AGMC Insured, 5.20%, 3/01/31	10,000,000	10,144,300
'Refunding, 6.00%, 10/01/35	5,500,000	5,581,015
Refunding, 5.00%, 1/01/40	12,500,000	12,072,250
Valley View Hospital Assn. Project, Refunding, 5.75%, 5/15/36	2,000,000	2,008,340
Yampa Valley Medical Center Project, Refunding, 5.125%, 9/15/29	4,000,000	3,637,800
Colorado HFAR,
MF, Project II, Series A-2, 5.30%, 10/01/23	1,645,000	1,655,693
MF, Project II, Series A-2, 5.375%, 10/01/32	3,605,000	3,615,563
MFH Insured Mortgage, Series A-2, FHA Insured, 6.00%, 10/01/28	235,000	235,134
MFH Insured Mortgage, Series C-3, 6.05%, 10/01/32	475,000	475,318
Colorado School of Mines Enterprises Revenue, Refunding and Improvement, Series A, 5.25%, 12/01/37	2,000,000	2,067,220

Quarterly Statement ofInvestments

See Notes to Statements ofInvestments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Colorado Springs Hospital Revenue,
6.375%, 12/15/30	3,785,000	3,793,289
Pre-Refunded, 6.375%, 12/15/30	3,715,000	3,759,543
Refunding, 6.25%, 12/15/33	5,000,000	5,174,100
Colorado Springs Public Facilities Authority COP, U.S. Olympic Committee Project, Assured Guaranty, 5.00%, 11/01/39	11,305,000	11,287,364
Colorado Springs Utilities Revenue,
Refunding, 4.00%, 11/15/27	1,960,000	1,919,761
Refunding, 4.00%, 11/15/29	5,285,000	5,014,408
Refunding, Series A, 5.00%, 11/15/27	1,000,000	1,073,030
sub. lien, System Improvement, Series B, 5.00%, 11/15/33	3,000,000	3,062,520
Colorado State Board of Governors University Enterprise System Revenue, Series A,
5.00%, 3/01/34	2,250,000	2,326,613
5.00%, 3/01/39	10,550,000	10,865,339
NATL RE, FGIC Insured, 5.00%, 3/01/37	13,000,000	13,250,250
Colorado State COP, University of Colorado Denver Health Sciences Center Fitzsimons Academic Facility Project, Series B,
NATL Insured, 5.00%, 11/01/30	5,000,000	5,047,450
Colorado State Health Facilities Authority Revenue, Parkview Medical Center Inc. Project, Series A, 5.00%, 9/01/37	8,000,000	7,225,280
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP,
5.50%, 11/01/27	5,245,000	5,601,450
Pre-Refunded, 5.50%, 11/01/27	2,030,000	2,512,267
Colorado Water Resources and Power Development Authority Clean Water Revenue, Series A,
6.15%,9/01/11	35,000	35,154
6.30%,9/01/14	25,000	25,102
Colorado Water Resources and Power Development Authority Water Resources Revenue,
Arapahoe County Water Improvement, Series E, NATL Insured, 5.00%, 12/01/35	10,000,000	9,627,200
East Cherry Creek Valley Water Sanitary District, NATL Insured, 5.00%, 11/15/30	1,590,000	1,598,252
Parker Water and Sanitary District, NATL Insured, 5.00%, 9/01/30	5,000,000	4,889,150
Commerce City COP, AMBAC Insured, 5.00%, 12/15/37	13,975,000	13,492,723
Denver City and County Airport Revenue,
Refunding, Series A, AMBAC Insured, 5.625%, 11/15/23	4,500,000	4,506,930
Series B, Pre-Refunded, 5.50%, 11/15/33	5,000,000	5,679,050
Series D, 7.75%, 11/15/13	455,000	502,666
Denver City and County School District No.1 GO, Series A, 5.00%,
12/01/28	1,000,000	1,075,890
12/01/29	4,500,000	4,808,025
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%, 12/01/30	14,500,000	12,402,430
Denver Health and Hospital Authority Healthcare Revenue,
5.50%, 12/01/30	1,500,000	1,440,120
5.625%, 12/01/40	4,000,000	3,835,280
Refunding, Series A, 5.25%, 12/01/31	9,250,000	8,397,150
Series A, Pre-Refunded, 6.00%, 12/01/23	1,000,000	1,054,080
Series A, Pre-Refunded, 6.00%, 12/01/31	5,400,000	5,692,032
Series A, Pre-Refunded, 6.25%, 12/01/33	3,250,000	3,874,812
Dove Valley Metropolitan District Arapahoe County GO, Refunding, AGMC Insured, 5.00%, 11/01/35	4,375,000	4,389,919
E-470 Public Highway Authority Revenue,
5.25%, 9/01/25	2,500,000	2,376,625
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/33	3,000,000	582,210
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/32	7,800,000	1,637,142
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/34	14,075,000	2,524,210
EI Paso County Mortgage Revenue, Stetson Meadows, Series A, GNMA Secured, 5.25%, 12/20/32	1,890,000	1,891,758
Erie Wastewater Enterprise Revenue, Series A, Assured Guaranty, 5.00%,
12/01/33	2,860,000	2,903,472
12/01/37	5,120,000	5,160,550
Erie Water Enterprise Revenue, Series A, AGMC Insured, 5.00%, 12/01/32	10,000,000	10,218,900
Fort Lewis College Board Trustees Enterprise Revenue, Series B-1, NATL RE, FGIC Insured, 5.00%, 10/01/37	12,830,000	12,478,201
Gunnison Watershed School District No. RE-1J GO, 5.25%, 12/01/33	1,240,000	1,314,673
Mesa State College Auxiliary Facilities Enterprise Revenue,
Pre-Refunded, 6.00%, 5/15/38	7,000,000	8,860,250
Refunding, Series A, 5.00%, 5/15/33	3,455,000	3,565,422
Mesa State College Enterprise Revenue, BHAC Insured, 5.125%, 5/15/37	5,765,000	5,670,512
Northwest Parkway Public Highway Authority Revenue, Series A, AMBAC Insured, Pre-Refunded, 5.125%,
6/15/26	4,650,000	4,851,717
6/15/31	4,465,000	4,658,692
Park Creek Metropolitan District Revenue, Senior Property Tax Support, Refunding and Improvement, Assured Guaranty,
6.375%, 12/01/37	7,000,000	7,695,730

	Franklin Tax-Free Trust

	Statement of Investments, November 30, 2010 (unaudited) (continued)
	Poudre Tech Metropolitan District Unlimited Property Tax Supported Revenue, Refunding and Improvement, Series A,
	AGMC Insured, 5.00%,
	12/01/30	3,200,000	3,204,992
	12/01/39	7,435,000	7,149,050
	Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	9,900,000	10,852,677
	Rangeview Library District COP, Rangeview Library District Projects, Assured Guaranty, 5.00%, 12/15/30	4,115,000	4,133,847
a	Regional Transportation District COP, Series A, 5.375%, 6/01/31	5,000,000	5,005,500
	Regional Transportation District Sales Tax Revenue,
a	5.00%, 11/01/38	10,000,000	10,315,100
	FasTracks Project, Series A, AMBAC Insured, 5.00%, 11/01/31	14,150,000	14,654,164
	Thornton Development Authority Tax Increment Revenue, North Washington Street Urban Renewal, NATL Insured, 5.00%,
	12/01/29	6,100,000	6,266,469
	Thornton Water Enterprise Revenue, NATL Insured, 5.00%, 12/01/29	7,010,000	7,266,426
	Triview Metropolitan District GO, Refunding, 5.00%, 11/01/34	10,855,000	10,676,001
	University of Colorado COP, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/33	3,570,000	3,922,787
	University of Colorado Enterprise System Revenue,
	Series A, 5.375%, 6/01/38	3,000,000	3,151,200
	University of Colorado Regents, NATL Insured, 5.00%, 6/01/32	5,000,000	5,116,800
	University of Colorado Hospital Authority Revenue,
	Refunding, 6.00%, 11/15/29	5,000,000	5,257,600
	Series A, 5.00%, 11/15/37	2,000,000	1,908,860
	Series A, 5.25%, 11/15/39	3,000,000	2,960,340
	Series A, Pre-Refunded, 5.60%, 11/15/25	1,900,000	1,993,404
	University of Northern Colorado Revenue, Auxiliary Facilities Systems, Refunding and Improvement, AMBAC Insured,
	5.00%,6/01/31	3,000,000	3,004,920
	Western State College Revenues, 5.00%,
	5/15/34	2,000,000	2,013,640
	5/15/39	2,000,000	2,005,420
	Westminster Building Authority COP, NATL Insured, Pre-Refunded, 5.25%, 12/01/22	1,555,000	1,629,142
			634,500,374
	u.s. Territories 13.3%
	Guam 0.8%
	Guam Government Limited Obligation Revenue, Section 30, Series A,
	5.375%, 12/01/24	2,000,000	2,046,520
	5.75%, 12/01/34	3,565,000	3,614,946
			5,661,466
	Puerto Rico 12.3%
	Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Refunding,
	Series AA-2, 5.30%, 7/01/35	5,000,000	4,938,850
	Series CC, AGMC Insured, 5.50%, 7/01/29	12,145,000	12,980,455
	Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series H, 5.45%,
	7/01/35	1,470,000	1,462,047
	Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series B, 5.00%, 7/01/41	8,490,000	7,771,152
	Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	13,910,000	13,744,610
	Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial
	Revenue, Guaynabo Municipal Government, 5.625%, 7/01/22	1,335,000	1,336,375
	Puerto Rico PBA Guaranteed Revenue, Government Facilities,
	Refunding, Series D, 5.375%, 7/01/33	2,120,000	2,125,130
	Series I, Pre-Refunded, 5.375%, 7/01/34	5,000,000	5,713,750
	Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,
	Series A, 5.00%, 8/01/24	2,550,000	2,596,486
	Series A, 5.25%, 8/01/27	7,950,000	8,194,860
	Series A, 5.50%, 8/01/37	5,000,000	5,089,600
	Series A, 5.50%, 8/01/42	3,000,000	3,047,220
	Series B, 6.375%, 8/01/39	10,000,000	10,795,700
	Series C, 5.50%, 8/01/40	10,000,000	10,171,600
			89,967,835
	U.S. Virgin Islands 0.2%
	Virgin Islands PFAR, Matching Fund Loan, sub. lien, Series B, 5.25%, 10/01/29	1,800,000	1,816,380

	Total U.S. Territories		97,445,681
	Total Municipal Bonds before Short Term Investments (Cost $727,333,564)		731,946,055

Franklin Tax-Free Trust
Statement of Investments, November 30, 2010 (unaudited) (continued)

Short Term Investments 1.1%
Municipal Bonds 1.1%
Colorado 0.9%
b Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federation Bond Program,
Refunding, Series A-8, Daily VRDN and Put, 0.28%, 9/01/35	5,550,000	5,550,000
Series A-3, Daily VRDN and Put, 0.28%, 2/01/35	700,000	700,000
		6,250,000
u.s. Territories 0.2%
Puerto Rico 0.2%
bPuerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, Daily VRDN and Put, 0.22%, 7/01/32	1,700,000	1,700,000

Total Short Term Investments (Cost $7,950,000)		7,950,000
Total Investments (Cost $735,283,564) 101.1%		739,896,055
other Assets, less Liabilities (1.1)%		(8,068,860)
Net Assets 100.0%		$731,827,195

a A portion or all of the security purchased on a when-issued or delayed delivery basis. bVariable rate demand notes (VRONs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BHAC	- Berkshire Hathaway Assurance Corp.
CIFG	- CDC IXIS Financial Guaranty
COP	- Certificate of Participation
FGIC	- Financial Guaranty Insurance Co.
FHA	- Federal Housing Authority/Agency
FICO	-- Financing Corp.
GNMA	- Government National Mortgage Association
GO	- General Obligation
HFAR	- Housing Finance Authority Revenue
MF	- Multi-Family
MFH	- Multi-Family Housing
NATL	- National Public Financial Guarantee Corp.
NATL RE	- National Public Financial Guarantee Corp. Reinsured
PBA	-- Public Building Authority
PFAR	- Public Financing Authority Revenue
XLCA	- XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited)

Franklin Connecticut Tax-Free Income Fund
Municipal Bonds 97.8%
Connecticut 74.9%
Connecticut State Airport Revenue, Bradley International Airport, Series A, NATL RE, FGIC Insured, 5.125%, 10/01/26	$3,000,000	$3,016,410
Connecticut State Development Authority First Mortgage Gross Revenue, Health Care Project,
Church Homes Inc. Project, Refunding, 5.80%, 4/01/21	4,000,000	3,929,640
Connecticut Baptist Homes Inc. Project, Refunding, Radian Insured, 5.625%, 9/01/22	2,000,000	1,925,820
The Elim Park Baptist Home Inc. Project, 5.75%,12/01/23	750,000	740,558
The Elim Park Baptist Home Inc. Project, Refunding, Series A, 5.375%,12/01/18	1,100,000	1,099,923
Connecticut State Development Authority PCR,
Connecticut Light and Water, Refunding, Series A, 5.85%, 9/01/28	5,500,000	5,506,050
United Illuminating Co. Project, Mandatory Put 2/01112,5.75%,6/01/26	1,000,000	1,042,560
Connecticut State Development Authority Revenue, Life Care Facilities, Seabury Project, Refunding, Radian Insured, 5.00%,
9/01/21	2,000,000	1,838,620
Connecticut State Development Authority Solid Waste Disposal Facilities Revenue, PSEG Power LLC Project, Series A,
5.75%, 11/01/37	5,000,000	4,925,700
Connecticut State Development Authority Water Facility Revenue, Bridgeport Hydraulic Co. Project, 6.15%, 4/01/35	1,000,000	1,001,420
Connecticut State GO,
Series A, 5.00%, 4/15/20	2,000,000	2,259,720
Series A, 5.00%, 2/15/29	10,000,000	10,656,700
Series B, Pre-Refunded, 5.00%, 6/15/20	10,000,000	10,247,000
Series B, Pre-Refunded, 5.00%, 6/15/22	1,000,000	1,066,900
Series C, AGMC Insured, 5.00%, 6/01/26	5,000,000	5,379,700
Connecticut State Health and Educational Facilities Authority Revenue,
Ascension Health Senior Credit Group, Series A, 5.00%, 11/15/40	18,520,000	18,732,610
Brunswick School, Series A, NATL Insured, 5.00%, 7/01/29	5,000,000	4,946,150
Canterbury School, Series B, Radian Insured, 5.00%, 7/01/36	1,000,000	926,570
Child Care Facilities Program, Series C, AMBAC Insured, 5.625%, 7/01/29	1,215,000	1,219,556
Child Care Facilities Program, Series E, AMBAC Insured, 5.00%, 7/01/31	1,000,000	1,001,610
Child Care Facilities Program, Series G, Assured Guaranty, 6.00%, 7/01/28	2,250,000	2,522,857
Danbury Hospital Issue, Refunding, Series G, AMBAC Insured, 5.75%, 7/01/29	3,500,000	3,500,595
Eastern Connecticut Health Network, Refunding, Series A, Radian Insured, 6.00%, 7/01/25	2,965,000	2,969,151
Eastern Connecticut Health Network, Refunding, Series C, Radian Insured, 5.125%, 7/01/30	2,500,000	2,226,125
Fairfield University, Series M, 5.00%, 7/01/26	450,000	461,682
Fairfield University, Series M, 5.00%, 7/01/34	1,000,000	983,640
Fairfield University, Series N, 5.00%, 7/01/29	7,000,000	7,083,370
Hartford University, Series G, Radian Insured, 5.25%, 7/01/26	5,000,000	5,014,150
Horace Bushnell Memorial Hall, Series A, NATL Insured, 5.625%, 7/01/29	1,000,000	1,007,680
Hospital for Special Care, Series C, Radian Insured, 5.25%, 7/01/37	2,500,000	2,222,050
Loomis Chafee School, Series G, 5.00%, 7/01/30	3,000,000	3,052,890
Loomis Chafee School, Series G, 5.00%, 7/01/38	6,285,000	6,304,421
Lutheran General Health Care System, ETM, 7.375%, 7/01/19	350,000	433,794
Miss Porter's School Issue, Series B, AMBAC Insured, 5.00%, 7/01/26	1,730,000	1,827,174
Miss Porter's School Issue, Series B, AMBAC Insured, 5.00%, 7/01/36	4,415,000	4,503,035
New Horizons Village Project, 7.30%, 11/01/16	2,580,000	2,592,229
New Money, Series 0, 5.00%, 7/01/35	4,000,000	4,005,880
New Money, Series 0, 5.00%, 7/01/40	5,000,000	4,969,200
Norwich Free Academy, Series A, AMBAC Insured, 5.00%, 7/01/34	1,675,000	1,693,509
Quinnipiac University, Series H, AMBAC Insured, 5.00%, 7/01/36	8,000,000	8,038,320
Quinnipiac University, Series J, NATL Insured, 5.00%, 7/01/37	15,000,000	14,977,500
Quinnipiac University, Series K-1, NATL Insured, 5.00%, 7/01/31	4,000,000	4,062,880
Renbrook School, Series A, AMBAC Insured, 5.00%, 7/01/37	1,170,000	1,068,959
Sacred Heart University, Refunding, Series E, Radian Insured, 5.00%, 7/01/28	4,000,000	3,810,880
Sacred Heart University, Series C, 6.50%, 7/01/16	170,000	170,624
Sacred Heart University, Series C, 6.625%, 7/01/26	785,000	787,873
Salisbury School, Series C, Assured Guaranty, 5.00%, 7/01/38	5,000,000	5,142,650
Series B, NATL Insured, 5.00%, 7/01/33	2,000,000	1,862,180
Sl. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20	4,615,000	4,349,084
Stamford Hospital, Series I, 5.00%, 7/01/30	7,000,000	7,036,750
The William W. Backus Hospital, Series F, AGMC Insured, 5.00%, 7/01/28	1,500,000	1,539,900
The William W. Backus Hospital, Series F, AGMC Insured, 5.125%, 7/01/35	4,025,000	4,066,377
Trinity College, Refunding, Series J, NATL Insured, 4.50%, 7/01/37	2,000,000	1,887,440

Quarterly Statement ofInvestments

See Notes to Statements ofInvestments.

Franklin Tax-Free Trust
Statement of Investments, November 30, 2010 (unaudited) (continued)

Trinity College, Series G, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/31	5,425,000	5,622,633
Trinity College, Series H, NATL Insured, 5.00%, 7/01/26	1,855,000	1,901,282
Village Families and Children, Series A, AMBAC Insured, 5.00%, 7/01/32	1,000,000	867,860
Wesleyan University, 5.00%, 7/01/39	10,000,000	10,369,500
Westminster School, Series E, XLCA Insured, 5.00%, 7/01/37	10,660,000	10,960,186
Yale University, Series A-2, 5.00%, 7/01/40	20,000,000	20,830,800
Yale University, Series Y-1, 5.00%, 7/01/35	15,000,000	15,400,200
Yale University, Series Z-1, 5.00%, 7/01/42	10,000,000	10,333,500
Yale-New Haven Hospital, Series J-1, AMBAC Insured, 5.00%, 7/01/31	12,500,000	12,593,250
Connecticut State HFA Housing Mortgage Finance Program Revenue,
5.20%, 11/15/34	1,770,000	1,817,418
5.30%, 11/15/39	2,450,000	2,490,793
Sub Series C-1, 4.85%, 11/15/34	3,260,000	3,243,439
Sub Series C-1, 4.95%, 11/15/39	6,350,000	6,362,890
Sub Series 0-2, 5.00%, 5/15/31	5,000,000	4,795,850
Connecticut State HFAR,
Housing Mortgage Finance Program, Series B, 6.10%, 11/15/31	2,715,000	2,722,059
Housing Mortgage Finance Program, Series E, Sub Series E-4, 5.05%, 5/15/28	4,650,000	4,673,715
Housing Mortgage Finance Program, Series F, Sub Series F-2, 5.875%, 11/15/33	3,170,000	3,283,581
Housing Mortgage Finance Program, Series F, Sub Series F-2, 6.00%, 11/15/38	1,295,000	1,307,976
Special Obligation, Special Needs Housing, Series 1, AMBAC Insured, 5.00%, 6/15/22	1,000,000	1,037,060
Special Obligation, Special Needs Housing, Series 1, AMBAC Insured, 5.00%, 6/15/32	1,000,000	989,580
State Supported Special Obligation, Series 10, 5.00%, 6/15/28	420,000	445,738
State Supported Special Obligation, Series 13, 5.00%, 6/15/40	1,500,000	1,541,190
Supported Special Obligation-14, 5.00%, 6/15/30	5,000,000	5,287,350
Connecticut State Higher Education Supplemental Loan Authority Revenue,
CHESLA Loan Program, Series A, 5.05%, 11/15/27	1,000,000	1,052,170
Family Education Loan Program, Series A, AMBAC Insured, 6.00%, 11/15/18	520,000	526,053
Family Education Loan Program, Series A, NATL Insured, 5.50%, 11/15/17	365,000	372,742
Connecticut State Revenue, Revolving Fund, Series A, 5.00%,
6/01/26	4,925,000	5,418,189
7/01/26	6,025,000	6,472,838
7/01/27	4,060,000	4,349,031
Connecticut State Special Tax Obligation Revenue,
Refunding, 5.00%, 11/01/22	2,310,000	2,595,955
Transportation Infrastructure, Series A, AGMC Insured, Pre-Refunded, 5.375%, 10/01/18	1,000,000	1,041,410
Transportation Infrastructure, Series B, AMBAC Insured, 5.00%, 12/01/22	1,000,000	1,039,420
Transportation Infrastructure, Series B, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/20	5,000,000	5,430,300
Greater New Haven Water Pollution Control Authority Regional Water Revenue,
Refunding, Series A, NATL Insured, 5.00%, 11/15/24	3,315,000	3,451,876
Refunding, Series A, NATL Insured, 5.00%, 8/15/35	3,250,000	3,254,127
Series A, AGMC Insured, 5.00%, 11/15/37	3,000,000	3,027,330
Hartford County Metropolitan District GO, Series B, 5.00%, 7/15/35	2,120,000	2,214,934
New Haven GO,
Series A, Assured Guaranty, 5.00%, 3/01/29	1,000,000	1,041,750
Series C, NATL Insured, ETM, 5.00%, 11/01/22	25,000	28,313
Series C, NATL Insured, Pre-Refunded, 5.00%, 11/01/22	2,975,000	3,225,316
South Central Regional Water Authority Water System Revenue,
Eighteenth Series B, NATL Insured, 5.25%, 8/01/29	1,000,000	1,068,180
Eighteenth Series B, NATL Insured, 5.25%, 8/01/32	1,000,000	1,043,140
Eighteenth Series B-1, NATL Insured, 5.00%, 8/01/26	3,500,000	3,643,325
Refunding, Twenty-second Series, AGMC Insured, 5.00%, 8/01/38	5,000,000	5,098,500
Series A, NATL Insured, 5.00%, 8/01/33	6,000,000	6,075,600
University of Connecticut Revenue, Student Fee,
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 11/15/26	10,000,000	10,371,700
Series A, 5.00%, 5/15/23	10,000,000	10,306,000
		408,664,115
u.s. Territories 22.9%
Puerto Rico 22.5%
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.50%, 5/15/39	4,000,000	3,554,840
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
6.00%, 7/01/44	1,000,000	1,025,610
Assured Guaranty, 5.00%, 7/01/28	2,000,000	2,032,700

Franklin Tax-Free Trust
Statement of Investments, November 30, 2010 (unaudited) (continued)

Puerto Rico Commonwealth GO, Public Improvement,
Refunding, AGMC Insured, 5.125%, 7/01/30	835,000	843,291
Refunding, Series S, 6.00%, 7/01/39	10,000,000	10,597,100
Series A, 5.00%, 7/01/29	1,000,000	999,960
Series A, 5.125%, 7/01/31	3,195,000	3,244,043
Series A, 5.00%, 7/01/33	465,000	458,174
Series A, 5.00%, 7/01/34	280,000	272,429
Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/32	1,000,000	1,070,460
Series A, Pre-Refunded, 5.00%, 7/01/33	535,000	592,502
Series S, 5.00%, 7/01/35	1,895,000	1,829,926
Series S, Pre-Refunded, 5.00%, 7/01/35	3,105,000	3,680,729
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
Refunding, Series A, 5.00%, 7/01/38	120,000	113,809
Series G, 5.00%, 7/01/33	400,000	386,848
Series G, Pre-Refunded, 5.00%, 7/01/33	600,000	665,304
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%, 7/01/46	6,790,000	6,413,359
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A, AMSAC Insured, 5.00%, 7/01/31	5,000,000	4,641,750
Puerto Rico Electric Power Authority Power Revenue,
Series II, Pre-Refunded, 5.25%, 7/01/31	1,000,000	1,083,480
Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30	1,000,000	1,167,300
Series n, 5.00%, 7/01/32	18,500,000	18,093,185
Series WW, 5.50%, 7/01/38	6,700,000	6,778,256
Series XX, 5.25%, 7/01/40	1,000,000	988,110
Puerto Rico HFAR, Capital Fund Modernization, 5.125%, 12/01/27	4,250,000	4,329,517
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Educational
Facilities Revenue, University Plaza Project, Series A, NATL Insured, 5.00%, 7/01/33	1,000,000	928,430
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial
Revenue, Guaynabo Warehouse, Series A, 5.15%, 7/01/19	3,320,000	3,389,156
Puerto Rico PSA Guaranteed Revenue, Government Facilities,
Refunding, Series D, 5.375%, 7/01/33	1,995,000	1,999,828
Series D, Pre-Refunded, 5.375%, 7/01/33	6,005,000	6,438,801
Series I, 5.00%, 7/01/36	1,000,000	935,640
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,
Series A, 6.00%, 8/01/42	22,000,000	23,181,620
Series C, 5.50%, 8/01/40	5,000,000	5,085,800
University of Puerto Rico Revenues, University System, Refunding,
Series P, 5.00%, 6/01/26	5,000,000	4,894,500
Series Q, 5.00%, 6/01/36	1,500,000	1,365,360
		123,081,817
U.S. Virgin Islands 0.4%
Virgin Islands PFAR, senior lien, Capital Projects, Series A-1, 5.00%,10/01/29	1,000,000	984,350
Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%, 7/01/21	1,000,000	1,000,750
		1,985,100
Total U.S. Territories		125,066,917
Total Municipal Bonds before Short Term Investments (Cost $529,640,760)		533,731,032

Short Term Investments (Cost $900,000) 0.1%
Municipal Bonds 0.1%
U.s. Territories 0.1%
Puerto Rico 0.1%
'Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series S, Daily VRDN and Put, 0.22%, 7/01/32	900,000	900,000

Total Investments (Cost $530,540,760) 97.9%		534,631,032
other Assets, less Liabilities 2.1%		11,281,730
Net Assets 100.0%		$545,912,762

'Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)

ABBREVIATIONS

Selected Portfolio

AGMC	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
ETM	- Escrow to Maturity
FGIC	- Financial Guaranty Insurance Co.
FICO	- Financing Corp.
GO	- General Obligation
HFA	- Housing Finance Authority/Agency
HFAR	- Housing Finance Authority Revenue
NATL	- National Public Financial Guarantee Corp
NATL RE	- National Public Financial Guarantee Corp. Reinsured
PBA	- Public Building Authority
PCR	- Pollution Control Revenue
PFAR	- Public Financing Authority Revenue
XLCA	- XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, November 30, 2010 (unaudited)

Franklin Double Tax-Free Income Fund
Municipal Bonds 97.3%
u.s. Territories 97.3%
Guam 9.6%
Guam Education Financing Foundation COP, 5.00%, 10/01/23	$2,500,000	$2,460,325
Guam Government Limited Obligation Revenue, Section 30, Series A,
5.375%, 12/01/24	5,195,000	5,315,836
5.625%, 12/01/29	3,850,000	3,916,567
5.75%, 12/01/34	10,430,000	10,576,124
Guam International Airport Authority Revenue,
Series A, NATL Insured, 5.25%, 10/01/20	1,725,000	1,764,399
Series A, NATL Insured, 5.25%, 10/01/22	700,000	713,566
Series B, NATL Insured, 5.25%, 10/01/22	1,000,000	1,019,380
Series B, NATL Insured, 5.25%, 10/01/23	1,000,000	1,018,050
Series C, NATL Insured, 5.25%, 10/01/21	5,000,000	5,010,450
Series C, NATL Insured, 5.00%, 10/01/23	5,000,000	4,971,600
Guam Power Authority Revenue, Refunding, Series A,
5.50%, 10/01/30	3,000,000	3,006,510
5.50%, 10/01/40	17,500,000	17,171,525
NATL Insured, 5.125%, 10/01/29	1,975,000	1,931,688
NATL Insured, 5.25%, 10/01/34	7,000,000	6,635,230
		65,511,250
Puerto Rico 75.2%
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.50%, 5/15/39	5,000,000	4,443,550
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
6.00%, 7/01/38	3,100,000	3,192,907
Assured Guaranty, 5.125%, 7/01/47	26,000,000	26,039,260
Puerto Rico Commonwealth GO,
Public Improvement, Refunding, Series A, 5.50%, 7/01/18	2,395,000	2,588,756
Public Improvement, Refunding, Series A, 5.50%, 7/01/32	10,000,000	10,104,400
Public Improvement, Refunding, Series A-4, AGMC Insured, 5.00%, 7/01/31	3,140,000	3,131,867
Public Improvement, Refunding, Series B, 5.25%, 7/01/32	2,500,000	2,508,275
Public Improvement, Refunding, Series B, 5.75%, 7/01/38	4,000,000	4,144,880
Public Improvement, Refunding, Series C, 6.00%, 7/01/39	11,250,000	11,961,900
Public Improvement, Series A, 5.375%, 7/01/28	1,300,000	1,323,244
Public Improvement, Series A, 6.00%, 7/01/38	3,000,000	3,163,950
Public Improvement, Series A, FGIC Insured, 5.125%, 7/01/31	3,315,000	3,365,885
Public Improvement, Series A, FGIC Insured, Pre-Refunded, 5.125%, 7/01/31	1,685,000	1,731,001
Refunding, Series C, Sub Series C-7, NATL Insured, 6.00%, 7/01/27	3,500,000	3,727,430
Refunding, Series C, Sub Series C-7, NATL Insured, 6.00%, 7/01/28	1,195,000	1,270,333
Series A, 5.25%, 7/01/29	4,600,000	4,655,890
Series A, 5.25%, 7/01/30	8,575,000	8,660,064
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
Refunding, Series AA-2, 5.30%, 7/01/35	5,750,000	5,679,678
Refunding, Series CC, AGMC Insured, 5.25%, 7/01/32	5,500,000	5,628,755
Refunding, Series CC, AGMC Insured, 5.25%, 7/01/34	2,000,000	2,032,520
Series Y, Pre-Refunded, 5.50%, 7/01/36	11,850,000	14,398,342
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
Refunding, Series H, 5.00%, 7/01/35	20,000	19,074
Refunding, Series H, 5.45%, 7/01/35	13,955,000	13,879,503
Refunding, Series M, 5.00%, 7/01/37	5,455,000	5,185,632
Refunding, Series N, FGIC Insured, 5.25%, 7/01/39	20,720,000	19,919,379
Series D, Pre-Refunded, 5.375%, 7/01/36	11,990,000	12,856,158
Series H, Pre-Refunded, 5.00%, 7/01/35	80,000	88,707
Series K, Pre-Refunded, 5.00%, 7/01/40	9,500,000	11,089,350
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
Refunding, Series C, FGIC Insured, 5.50%, 7/01/22	6,285,000	6,631,995
Series B, 5.00%, 7/01/37	9,000,000	8,292,420
Series B, 5.00%, 7/01/37	15,250,000	14,455,475
Series B, 5.00%, 7/01/41	9,190,000	8,411,883
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A, AMBAC Insured, 5.00%, 7/01/31	20,000,000	18,567,000
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series SS, AGMC Insured, 5.00%, 7/01/30	3,015,000	3,074,124

Quarterly Statement of Investments

See Notes to Statements ofInvestments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Refunding, Series UU, CIFG Insured, 5.00%, 7/01/26	6,500,000	6,605,300
Series CCC, 5.25%, 7/01/27	5,000,000	5,136,150
Series CCC, 5.25%, 7/01/28	3,000,000	3,060,990
Series NN, Pre-Refunded, 5.125%, 7/01/29	3,655,000	4,064,470
Series n, 5.00%, 7/01/32	10,800,000	10,562,508
Series n, 5.00%, 7/01/37	2,235,000	2,170,900
Series XX, 5.25%, 7/01/40	11,550,000	11,412,670
Puerto Rico HFAR,
Capital Fund Modernization, 5.125%, 12/01/27	8,500,000	8,659,035
Capital Fund Program, 4.60%, 12/01/24	3,425,000	3,474,731
Puerto Rico HFC, HMR, MBS, Series A, GNMA Secured, 5.20%, 12/01/33	10,130,000	10,146,512
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Educational
Facilities Revenue, University Plaza Project, Series A, NATL Insured, 5.00%, 7/01/33	6,000,000	5,570,580
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Hospital
Revenue,
Dr. Pila Hospital Project, Refunding, FHA Insured, 6.125%, 8/01/25	2,500,000	2,507,775
Dr. Pila Hospital Project, Refunding, FHA Insured, 6.25%, 8/01/32	500,000	501,580
Hospital Auxilio Mutuo Obligation Group Project, Series A, NATL Insured, 6.25%, 7/01/24	8,445,000	8,476,753
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial
Revenue,
Guaynabo Municipal Government, 5.625%, 7/01/15	4,025,000	4,033,734
Guaynabo Municipal Government, 5.625%, 7/01/22	3,160,000	3,163,255
Guaynabo Warehouse, Series A, 5.15%, 7/01/19	1,135,000	1,158,642
Guaynabo Warehouse, Series A, 5.20%, 7/01/24	4,120,000	4,203,554
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue, Ana G.
Mendez University System Project, Refunding, 5.375%,
12/01/21	2,000,000	2,019,020
2/01/29	7,850,000	7,229,614
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Revenue,
Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,970,000	5,994,059
International American University of Puerto Rico Project, NATL Insured, 4.25%, 10/01/24	1,000,000	909,240
International American University of Puerto Rico Project, NATL Insured, 4.375%, 10/01/25	1,000,000	903,340
International American University of Puerto Rico Project, NATL Insured, 4.50%, 10/01/29	3,750,000	3,238,238
Puerto Rico Municipal Finance Agency GO, Series A, AGMC Insured,
5.75%,8/01112	7,500,000	7,564,575
5.00%, 8/01/27	3,500,000	3,507,525
5.00%, 8/01/30	3,500,000	3,525,795
Puerto Rico PBA Guaranteed Revenue, Government Facilities,
Refunding, Series M, 6.25%, 7/01/21	5,000,000	5,482,500
Refunding, Series N, 5.00%, 7/01/32	5,000,000	4,638,550
Refunding, Series N, 5.00%, 7/01/37	10,000,000	9,085,300
Refunding, Series P, 6.50%, 7/01/30	5,000,000	5,488,450
Refunding, Series P, 6.75%, 7/01/36	5,000,000	5,541,500
Refunding, Series Q, 5.625%, 7/01/39	8,985,000	9,011,775
Series 0, Pre-Refunded, 5.375%, 7/01/33	9,070,000	9,725,217
Series I, 5.25%, 7/01/33	2,450,000	2,453,063
Series I, 5.00%, 7/01/36	4,000,000	3,742,560
Series I, Pre-Refunded, 5.25%, 7/01/33	50,000	56,920
Series I, Pre-Refunded, 5.375%, 7/01/34	5,000,000	5,713,750
Puerto Rico Public FICO Revenue, Commonwealth Appropriation, Series E, Pre-Refunded, 5.50%, 8/01/29	9,000,000	9,494,280
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first sub., Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	7,000,000	4,617,830
first sub., Series A, 5.75%, 8/01/37	16,205,000	16,761,804
first sub., Series A, 5.375%, 8/01/39	3,930,000	3,959,396
first sub., Series A, 5.50%, 8/01/42	4,000,000	4,062,960
first sub., Series A, 6.00%, 8/01/42	19,850,000	20,916,143
first sub., Series C, 5.25%, 8/01/41	2,500,000	2,469,775
Series A, 5.25%, 8/01/57	15,000,000	15,226,200
		514,472,105
U.S. Virgin Islands 12.5%
Virgin Islands HFA, SFR, Refunding, Series A, GNMA Secured,
6.45%,3/01/16	55,000	55,084
6.50%, 3/01/25	225,000	225,342
Virgin Islands PFAR,
Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/26	5,000,000	5,023,850

Franklin Tax-Free Trust
Statement of Investments, November 30, 2010 (unaudited) (continued)

Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	11,720,000	11,256,708
Gross Receipts Taxes Loan Note, Refunding, ACA Insured, 5.00%, 10/01/31	2,500,000	2,430,475
Gross Receipts Taxes Loan Note, Refunding, SHAC Insured, 5.00%, 10/01/28	3,695,000	3,938,574
Matching Fund Loan, sub. lien, Series S, 5.00%, 10/01/25	7,665,000	7,729,616
Matching Fund Loan, sub. lien, Series S, 5.25%, 10/01/29	3,525,000	3,557,078
senior lien, Capital Projects, Series A-1, 5.00%,10/01/29	1,000,000	984,350
senior lien, Capital Projects, Series A-1, 5.00%,10/01/39	4,100,000	3,878,518
Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.75%,10/01/37	7,100,000	7,509,883
Virgin Islands Matching Fund Loan Note, senior lien, Series A, 5.25%, 10/01/24	2,000,000	2,041,500
Virgin Islands Matching Fund Loan Note, Series A, 6.00%, 10/01/39	5,500,000	5,701,465
Virgin Islands Port Authority Marine Revenue, Series A, AGMC Insured,
5.25%,9/01/18	3,930,000	3,956,488
5.00%, 9/01/23	10,000,000	9,787,200
Virgin Islands Water and Power Authority Electric System Revenue,
Refunding, 5.30%, 7/01/21	1,000,000	1,000,750
Refunding, Series A, 5.00%, 7/01/18	1,750,000	1,875,195
Series A, 5.00%, 7/01/31	3,000,000	2,859,030
Series S, AGMC Insured, 5.00%, 7/01/22	4,250,000	4,515,710
Virgin Islands Water and Power Authority Water System Revenue, Refunding,
5.25%,7/01112	2,700,000	2,707,236
5.50%,7/01/17	4,000,000	4,005,680
		85,039,732
Total Municipal Bonds before Short Term Investments (Cost $659,077,427)		665,023,087

Short Term Investments (Cost $5,700,000) 0.8%
Municipal Bonds 0.8%
u.s. Territories 0.8%
Puerto Rico 0.8%
'Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series S, Daily VRDN and Put, 0.22%, 7/01/32	5,700,000	5,700,000
Total Investments (Cost $664,777,427) 98.1%		670,723,087
other Assets, less Liabilities 1.9%		13,124,370
Net Assets 100.0%		$683,847,457

'Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust

Statement of Investments, November 30,2010 (unaudited) (continued)

ABBREVIATIONS

Selected Portfolio

ACA	- American Capital Access Holdings Inc.
AGMC	- Assured Guaranty Municipal Corp. -
AMBAC	- American Municipal Bond Assurance Corp.
BHAC	- Berkshire Hathaway Assurance Corp.
CIFG	- COC IXIS Financial Guaranty
COP	- Certificate of Participation
FGIC	- Financial Guaranty Insurance Co. --
FHA	- Federal Housing Authority/Agency
FICO	- Financing Corp.
GNMA	- Government National Mortgage Association
GO	- General Obligation
HFA	- Housing Finance Authority/Agency
HFAR	- Housing Finance Authority Revenue
HFC	- Housing Finance Corp
HMR	- Home Mortgage Revenue
MBS	- Mortgage-Backed Security
NATL	- National Public Financial Guarantee Corp.
PBA	- Public Building Authority
PFAR	- Public Financing Authority Revenue
SFR	- Single Family Revenue

Franklin Tax-Free Trust
Statement of Investments, November 30, 2010 (unaudited)

Franklin Federal Intermediate-Term Tax-Free Income Fund
Municipal Bonds 98.4%
Alabama 2.9%
Alabama State Public School and College Authority Revenue, Capital Improvement, Refunding, Series A, 5.00%, 5/01/19	$7,750,000	$9,025,960
Alabama Water Pollution Control Authority Revenue, Revolving Fund Loan, Refunding, Series B, AMBAC Insured, 4.625%,
8/15/13	5,900,000	6,003,545
Chatom lOB Gulf Opportunity Zone Revenue, PowerSouth Energy, Refunding, Series A, Assured Guaranty, 5.00%,
8/01/20	3,535,000	3,872,168
8/01/21	3,535,000	3,815,785
8/01/22	3,535,000	3,774,850
East Alabama Health Care Authority Health Care Facilities Revenue,
Mandatory Put 9/01/18, Series A, 5.25%, 9/01/36	10,000,000	10,132,500
Mandatory Put 9/01/18, Series B, 5.50%, 9/01/33	13,500,000	14,193,225
Tax Anticipation Bond, Series A, NATL Insured, 4.50%, 9/01113	1,925,000	1,956,435
Tax Anticipation Bond, Series A, NATL Insured, 4.625%, 9/01/14	2,010,000	2,040,291
Tax Anticipation Bond, Series A, NATL Insured, 4.50%, 9/01/15	2,100,000	2,122,680
Huntsville Health Care Authority Revenue, Series A, NATL Insured,
5.00%,6/01/17	2,900,000	3,069,563
Pre-Refunded, 4.80%, 6/01113	2,400,000	2,578,368
Jefferson County GO, Capital Improvement wts., Series A, NATL Insured, 5.00%, 4/01/17	2,195,000	1,966,676
Jefferson County Limited Obligation School wts. Revenue, Series A, 5.25%, 1/01/16	2,000,000	1,881,200
University of Alabama General Revenue, Series A, NATL Insured, 5.00%, 7/01/15	4,070,000	4,510,293
		70,943,539
Alaska 0.2%
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center, Assured Guaranty, 5.00%, 9/01/19	3,650,000	4,135,596

Arizona 6.7%
Arizona Board of Regents Arizona State University System Revenue, Series C, 5.75%,
7/01/20	500,000	582,255
7/01/21	500,000	575,735
Arizona Health Facilities Authority Revenue,
Banner Health, Series 0, 5.50%, 1/01/22	5,000,000	5,372,100
Banner Health, Series 0, 5.00%, 1/01/23	5,000,000	5,131,650
Series A, 5.00%, 1/01/22	8,000,000	8,266,160
Arizona School Facilities Board COP,
5.25%,9/01/19	10,000,000	10,797,200
Refunding, Series A-3, Assured Guaranty, 5.00%, 9/01/19	16,185,000	17,820,009
Arizona School Facilities Board Revenue, Series B, NATL RE, FGIC Insured, 4.00%, 9/01113	5,000,000	5,264,250
Arizona State COP, Department of Administration,
Series A, AGMC Insured, 5.00%, 10/01/19	5,650,000	6,225,396
Series A, AGMC Insured, 5.25%, 10/01/21	10,000,000	10,944,800
Series A, AGMC Insured, 5.25%, 10/01/22	40,910,000	44,331,303
Series B, AGMC Insured, 5.00%, 10/01/20	14,860,000	16,151,334
Arizona State University COP, Research Infrastructure Projects, AMBAC Insured, 5.25%, 9/01/16	2,505,000	2,731,878
Glendale IDAR, John C. Lincoln Health, Refunding, Series B, 5.00%, 12/01/18	5,605,000	5,674,110
Maricopa County GO, School District No. 97, Deer Valley School Improvement, Series A, NATL RE, FGIC Insured, 4.75%,
7/01112	4,000,000	4,228,360
Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/18	2,000,000	2,315,880
Mesa GO, Refunding, Series A, NATL RE, FGIC Insured, 4.20%, 7/01/16	715,000	739,753
Phoenix Civic Improvement Corp. Airport Revenue, junior lien, Series A, 5.00%,
7/01/19	1,900,000	2,108,069
7/01/20	1,300,000	1,426,412
7/01/21	4,200,000	4,534,782
Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Refunding, Series A, 5.00%, 9/01/21	4,000,000	4,108,240
Tempe Arizona IDA Lease Revenue, State University Foundation, AMBAC Insured, 4.00%,
7/01/15	1,000,000	1,022,360
7/01/16	1,000,000	1,012,940

Quarterly Statement ofInvestments

See Notes to Statements ofInvestments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
University Medical Center Corp. Hospital Revenue, 6.00%, 7/01/24	2,000,000	2,135,160
		163,500,136
Arkansas 0.2%
Arkansas State Development Finance Authority Revenue, State Agencies Facilities, Corrections, Series B, AGMC Insured,
5.00%,
11/01/17	1,955,000	2,169,972
11/01/19	1,065,000	1,160,552
University of Arkansas University Revenues, Student Fee University of Arkansas at Fort Smith, AGMC Insured, Pre-
Refunded, 4.75%, 12/01/15	2,295,000	2,393,042
		5,723,566
California 9.8%
California Health Facilities Financing Authority Revenue,
Catholic Healthcare West, Series L, 5.125%, 7/01/22	10,000,000	10,284,800
Providence Health and Services, Series C, 6.00%, 10/01/18	500,000	593,955
Scripps Health, Series A, 5.00%, 10/01/21	5,000,000	5,326,000
California State Department of Water Resources Power Supply Revenue, Series A, Pre-Refunded, 5.125%, 5/01/18	3,000,000	3,225,090
California State GO,
5.50%, 4/01/21	20,000,000	21,766,000
Refunding, 5.00%, 2/01/17	3,000,000	3,207,030
Refunding, 5.00%, 8/01/21	20,000,000	20,826,400
Various Purpose, 5.25%, 11/01/17	10,000,000	10,867,100
Various Purpose, XLCA Insured, 5.00%, 11/01/22	4,805,000	4,969,235
California State Public Works Board Lease Revenue, Various Capital Projects,
Series G, Sub Series G-1, 5.25%,10/01/18	5,605,000	6,036,473
Series G, Sub Series G-1, 5.25%,10/01/19	10,000,000	10,578,100
Series G, Sub Series G-1, 5.00%,10/01/21	15,055,000	15,128,619
Series I, 5.00%, 11/01/18	4,000,000	4,243,760
Series I, 5.25%, 11/01/20	5,000,000	5,220,350
California Statewide CDA Revenue, Enloe Medical Center, Series A, California Mortgage Insured,
5.25%, 8/15/19	1,990,000	2,105,997
5.375%, 8/15/20	1,650,000	1,744,066
EI Dorado Irrigation District COP, Refunding, Series A, Assured Guaranty,
5.00%, 8/01/22	2,610,000	2,785,549
5.25%, 8/01/23	2,860,000	3,095,407
Los Angeles Department of Water and Power Revenue, Refunding, Series B, 5.25%, 7/01/24	17,000,000	18,815,770
Los Angeles Department of Water and Power Waterworks Revenue, Refunding, Series B, NATL Insured, 4.25%, 7/01/17	4,000,000	4,193,040
Los Angeles Municipal Improvement Corp. Lease Revenue, Capital Equipment, Refunding, Series A, Assured Guaranty,
5.00%,4/01/17	3,215,000	3,690,723
5.25%,4/01/18	2,495,000	2,893,751
5.25%,4/01/19	3,180,000	3,678,274
Los Angeles USD, GO,
Election of 2004, Series F, FGIC Insured, 5.00%, 7/01/24	6,700,000	6,970,613
Series A, NATL Insured, 4.25%, 7/01/16	2,500,000	2,631,575
Series F, 5.00%, 7/01/22	5,675,000	6,096,255
Orange County Airport Revenue, 5.00%,
7/01/20	3,465,000	3,836,344
7/01/21	7,545,000	8,185,042
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A,
5.00%, 4/01/25	4,000,000	4,185,480
5.25%, 4/01/26	2,500,000	2,641,325
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding, Series A, 5.65%,
1/15/17	3,000,000	3,030,270
San Jose RDA Tax Allocation, Merged Area, Refunding, Series D, Assured Guaranty, 5.00%,
8/01/21	10,000,000	10,591,200
8/01/22	10,000,000	10,507,500
Tulare Joint UHSD, GO, Election of 2004, Series A, NATL Insured, 5.00%, 8/01/16	2,870,000	3,146,324
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, 5.25%, 1/01/23	8,000,000	8,621,200
Val Verde USD, COP, FGIC Insured, ETM, 5.00%, 1/01/15	1,000,000	1,146,900
		236,865,517
Colorado 1.8%
Adams County PCR, Public Service Co. of Colorado Project, Refunding, Series A, NATL Insured, 4.375%, 9/01/17	17,000,000	16,857,030
Denver City and County COP, Series B, AMBAC Insured, Pre-Refunded, 5.75%, 12/01/16	3,000,000	3,030,000
Denver City and County Excise Tax Revenue, Refunding, Series A, AGMC Insured, 5.00%, 9/01/20	10,090,000	11,259,330
E-470 Public Highway Authority Revenue, Series D1, NATL Insured, 5.50%, 9/01/24	8,000,000	7,878,080

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 5.75%, 11/15/18	4,580,000	4,833,640
		43,858,080
Connecticut 0.6%
Connecticut State Special Tax Obligation Revenue, Refunding, 5.00%, 11/01/21	12,855,000	14,607,651

Florida 7.3%
Broward County School Board COP, Series A, AGMC Insured, 5.00%, 7/01/16	5,915,000	6,473,021
Citizens Property Insurance Corp. Revenue, High-Risk Account, Senior Secured, Series A-1,
5.00%,6/01/16	40,415,000	42,370,278
5.25%,6/01/17	3,250,000	3,402,717
6.00%,6/01/17	5,000,000	5,492,050
Collier County Capital Improvement Revenue, NATL RE, FGIC Insured, Pre-Refunded, 4.60%,10/01/13	1,000,000	1,044,980
Collier County School Board COP, AGMC Insured, 5.00%, 2/15/22	5,075,000	5,342,402
Hillsborough County Capacity Assessment Special Assessment Revenue, NATL RE, FGIC Insured, 5.00%, 3/01/19	5,000,000	5,277,700
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,314,905
Marion County Public Improvement Revenue, Refunding, NATL Insured,
4.20%, 12/01/12	1,400,000	1,453,088
4.30%, 12/01/13	1,800,000	1,866,024
Miami-Dade County Aviation Revenue, Miami International Airport, Refunding, Series A,
4.25%, 10/01/18	6,920,000	7,296,656
4.50%, 10/01/19	4,805,000	5,066,104
5.00%, 10/01/21	5,000,000	5,269,650
5.00%, 10/01/22	5,890,000	6,135,731
5.25%, 10/01/23	4,875,000	5,134,789
Miami-Dade County School Board COP, Series A, Assured Guaranty, 5.00%, 2/01/23	12,115,000	12,864,191
Orange County School Board COP, Series B, NATL RE, FGIC Insured, 5.00%,
8/01/18	5,150,000	5,494,277
8/01/19	5,985,000	6,269,766
Orlando Wastewater Services Revenue, Refunding, Series A, AMBAC Insured, 4.00%, 10/01/14	5,000,000	5,174,850
Palm Beach County School Board COP, Series E, NATL Insured, 5.00%, 8/01/21	6,060,000	6,465,717
Pasco County Solid Waste Disposal and Resource Recovery System Revenue, Series D, AGMC Insured, 5.00%,
10/01/22	9,490,000	10,013,089
10/01/24	10,455,000	10,950,358
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Group, 5.00%, 8/15/19	5,000,000	5,441,100
Tampa Bay Water Utility System Revenue,
FGIC Insured, Pre-Refunded, 5.75%, 10/01/15	1,000,000	1,044,500
Series B, FGIC Insured, Pre-Refunded, 4.75%,10/01/16	3,400,000	3,523,250
		176,181,193
Georgia 1.5%
Atlanta Tax Allocation, Atlantic Station Project, Refunding, Assured Guaranty, 5.25%,
12/01/20	1,500,000	1,582,515
12/01/21	1,000,000	1,044,580
Atlanta Water and Wastewater Revenue, Refunding, Series B, AGMC Insured, 5.00%,
11/01/20	8,575,000	9,238,877
11/01/21	9,230,000	9,823,304
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.30%, 12/01/13	1,020,000	1,020,143
Municipal Electric Authority Revenue, Series B, 5.00%, 1/01/20	10,000,000	11,018,700
South Georgia Governmental Services Authority Revenue, NATL RE, FGIC Insured, 5.00%, 1/01/16	2,650,000	2,887,493
		36,615,612
Illinois 5.2%
Chicago Board of Education GO, Dedicated Revenues, Refunding, Series B, AMBAC Insured, 5.00%, 12/01/21	16,015,000	17,003,766
Chicago GO,
Project and Refunding, Series A, AGMC Insured, 5.00%, 1/01/20	22,490,000	24,078,694
Project and Refunding, Series A, AMBAC Insured, 5.00%, 1/01/21	10,280,000	10,869,250
Refunding, Series A, 5.00%, 1/01/22	10,935,000	11,873,004
Series A, 5.00%, 12/01/21	5,500,000	6,054,180
Chicago O'Hare International Airport Revenue,
AGMC Insured, 5.25%, 1/01/22	5,215,000	5,673,868
Refunding, Series B, AGMC Insured, 5.00%, 1/01/18	10,670,000	11,753,859
Refunding, Series B, AGMC Insured, 5.00%, 1/01/20	7,850,000	8,409,469
Illinois Finance Authority Revenue, Rush University Medical Center Obligation Group, Series A, 6.75%, 11/01/24	5,000,000	5,497,150
Illinois State GO, Refunding, AGMC Insured, 5.00%, 1/01/19	12,000,000	12,863,760

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Southwestern Illinois Development Authority Revenue, Local Government Program, Edwardsville Community, AGMC
Insured, 5.00%, 12/01/19		11,005,000	11,950,219
			126,027,219
Kentucky 0.9%
Kentucky Asset/Liability Commission Agency Fund Revenue, Project Notes, Federal Highway Trust, First Series A, 5.00%,
9/01/20		6,000,000	6,800,940
Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian Regional Health Center Facility,
Refunding and Improvement, 5.75%, 10/01/11		1,500,000	1,504,515
Kentucky	State Property and Buildings Commission Revenue, Project No. 87, Refunding, NATL RE, FGIC Insured, 5.00%,
3/01/23		11,000,000	11,645,480
Kentucky State Turnpike Authority Economic Development Road Revenue, 5.00%, 7/01/22		1,000,000	1,112,640
			21,063,575
Louisiana 3.5%
Jefferson Sales Tax District Special Sales Tax Revenue, Refunding, Series B, Assured Guaranty, 5.00%, 12/01/21		15,000,000	16,564,950
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B, AMBAC Insured, 5.00%, 6/01/19		20,000,000	20,629,200
Louisiana State GO, Refunding,
Series A, 5.00%, 11/15/21		13,855,000	15,729,581
Series B, 5.00%, 11/15/19		10,000,000	11,670,500
New Orleans Aviation Board Revenue, Restructuring GARB, Refunding, Series A-1, Assured Guaranty, 6.00%, 1/01/23		2,000,000	2,228,440
New Orleans GO, Radian Insured, 5.00%, 12/01/25		7,915,000	8,026,839
Orleans Parish Parishwide School District GO, Refunding, AGMC Insured, 5.00%, 9/01/18		5,000,000	5,638,400
Sl. John the Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%, 12/01/13		4,000,000	4,010,640
			84,498,550
Maryland 0.5%
Maryland State EDC Student Housing Revenue, University of Maryland College Park Projects, Refunding, CIFG Insured,
5.00%,
6/01/19		1,445,000	1,472,108
6/01/20		1,000,000	1,004,290
Maryland State Health and Higher Educational Facilities Authority Revenue,
Peninsula Regional Medical Center, 5.00%, 7/01/18		1,600,000	1,688,240
Peninsula Regional Medical Center, 5.00%, 7/01/19		1,430,000	1,493,549
Peninsula Regional Medical Center, 5.00%, 7/01/20		1,000,000	1,033,350
Washington County Hospital, 5.25%, 1/01/22		1,000,000	1,023,080
Washington County Hospital, 5.25%, 1/01/23		1,250,000	1,273,600
Western Maryland Health, Refunding, Series A, NATL Insured, 5.00%, 1/01/19		2,920,000	3,049,765
			12,037,982
Massachusetts 0.8%
Massachusetts State Department ofTransportation Metropolitan Highway System Revenue,
Contract Assistance, Series B, 5.00%, 1/01/20		5,000,000	5,759,350
Senior, Refunding, Series B, 5.00%, 1/01/17		5,000,000	5,613,700
Senior, Refunding, Series B, 5.00%, 1/01/18		5,000,000	5,599,450
Massachusetts State Health and Educational Facilities Authority Revenue, CareGroup, Series B-2, NATL Insured, 5.375%,
2/01/26		1,720,000	1,748,466
			18,720,966
Michigan 5.1%
Detroit GO,
Distribution State Aid, 5.00%, 11/01/19		6,775,000	7,331,227
Distribution State Aid, 5.00%, 11/01/20		6,000,000	6,400,680
Series A-1, NATL Insured, 5.00%, 4/01/19		5,000,000	4,629,200
Series B, AGMC Insured, 5.00%, 4/01/18		2,635,000	2,716,764
Series B, AGMC Insured, 5.00%, 4/01/19		2,515,000	2,567,865
Michigan Municipal Bond Authority Revenue,
Local Government Loan Program, Group A, Refunding, Series B, AMBAC Insured, 5.00%, 12/01/17		1,000,000	1,018,860
Local Government Loan Program, Group A, Refunding, Series B, AMBAC Insured, 5.00%, 12/01/18		1,000,000	1,001,090
School District City of Detroit, AGMC Insured, 5.00%, 6/01/17		10,000,000	10,567,700
Michigan State GO, Refunding, Series A, 5.25%, 11/01/22		10,000,000	11,018,300
Michigan State HDA, SFMR, Series A, 5.00%, 12/01/19		10,000,000	10,385,500
Michigan State Hospital Finance Authority Revenue, Trinity Health Credit Group, Mandatory Put 12/01/17, Refunding, Series
A, 6.00%, 12/01/34		10,000,000	11,715,000
Michigan State Revenue, Grant Anticipation Bonds, AGMC Insured, 5.25%, 9/15/20		7,500,000	8,271,750
Michigan State Strategic Fund Limited Obligation Revenue,
Detroit Edison Co. Exempt Facilities Project, Mandatory Put 8/01/16, Refunding, Series ET-2, 5.50%, 8/01/29		7,000,000	7,658,420
Michigan House of Representatives Facilities, Series A, Assured Guaranty, 5.25%, 10/15/22		4,000,000	4,240,200

Franklin Tax-Free Trust

Statement of Investments, November 30,2010 (unaudited) (continued)
Michigan House of Representatives Facilities, Series A, Assured Guaranty, 5.25%, 10/15/23	1,000,000	1,050,520
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital, Refunding, 6.25%, 9/01/14	3,000,000	3,369,900
Saginaw-Midland Municipal Water Supply Corp. Revenue GO, Water Supply System, Refunding, NATL Insured, 4.25%,
9/01113	1,245,000	1,321,406
South Lyon Community Schools GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/16	3,040,000	3,478,611
Wayne State University Revenues, Refunding, Series A, 5.00%,
11/15/18	4,265,000	4,812,797
11/15/19	5,210,000	5,869,951
11/15/20	5,255,000	5,822,014
Wayne-Westland Community Schools GO, Refunding,
4.50%,5/01112	1,035,000	1,083,976
4.625%,5/01113	1,095,000	1,177,344
AGMC Insured, 5.00%, 5/01/16	2,825,000	3,086,539
Wyandotte Electric Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/17	3,955,000	4,370,473
		124,966,087
Minnesota 1.2%
Minneapolis GO, Various Purpose, Pre-Refunded, 5.00%, 12/01/17	3,000,000	3,137,130
Minneapolis Special School District No. 001 COP, Refunding, Series B, NATL RE, FGIC Insured, 4.625%, 2/01/17	1,000,000	1,003,940
Minnesota Agricultural and Economic Development Board Revenue, Health Care Facilities, Essentia, Series C-1, Assured
Guaranty,
5.00%,2/15/21	4,165,000	4,479,374
5.00%, 2/15/22	5,570,000	5,924,308
5.25%, 2/15/23	5,000,000	5,357,450
Mounds View ISD No. 621 GO, NATL Insured, 5.00%,
2/01/14	2,340,000	2,441,626
2/01/15	2,425,000	2,530,318
2/01/16	2,460,000	2,566,838
Ramsey County GO, Capital Improvement Plan, Series A, 4.75%, 2/01/15	2,215,000	2,301,163
		29,742,147
Missouri 1.1%
Hannibal IDA Health Facilities Revenue, Refunding, 5.00%, 3/01/19	1,675,000	1,703,442
Jackson County Reorganized School District No.7 Lee's Summit GO, School Building, NATL Insured, 5.00%, 3/01/16	2,000,000	2,240,420
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Plum Point Project, NATL Insured, 5.00%,
1/01/17	1,500,000	1,580,955
1/01/19	1,000,000	1,038,060
Southeast Missouri State University System Facilities Revenue, Refunding and Improvement, NATL Insured,
4.375%,4/01112	335,000	338,641
4.50%,4/01/14	545,000	549,807
4.60%,4/01/15	1,360,000	1,370,050
4.70%,4/01/16	1,165,000	1,172,829
Springfield Public Utility Revenue, NATL RE, FGIC Insured, 4.50%, 8/01/21	15,245,000	16,101,312
		26,095,516
Nevada 1.7%
Clark County Airport Revenue, System, sub. lien, Series C, AGMC Insured, 5.00%,
7/01/22	5,000,000	5,215,900
7/01/23	15,000,000	15,485,250
Clark County School District GO, Refunding, Series A, NATL RE, FGIC Insured, 4.50%, 6/15/19	5,000,000	5,450,800
Clark County Water Reclamation District GO,
Series A, 5.25%, 7/01/21	3,435,000	3,823,189
Series A, 5.25%, 7/01/22	3,120,000	3,431,657
Series B, 5.25%, 7/01/21	3,430,000	3,817,624
Series B, 5.25%, 7/01/22	3,615,000	3,976,103
		41,200,523
New Jersey 9.5%
Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding, Series 1, 5.90%, 1/01/15	735,000	715,802
New Jersey EDA Revenue, School Facilities Construction, Refunding, Series DD-1, 5.00%,12/15/18	20,000,000	22,502,000
New Jersey State COP, Equipment Lease Purchase, Series A,
5.25%, 6/15/22	10,000,000	10,798,500
5.25%, 6/15/23	17,945,000	19,217,839
AMBAC Insured, 5.00%, 6/15/17	5,000,000	5,293,200
New Jersey State Educational Facilities Authority Revenue, Kean University, Refunding, Series A, 5.00%, 9/01/21	6,000,000	6,461,640
New Jersey State GO, Refunding, Series Q, 5.00%, 8/15/21	11,580,000	13,058,650

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1A, 5.00%, 12/01/17	3,250,000	3,560,700
Refunding, Series 1A, 5.25%, 12/01/19	2,500,000	2,730,175
Refunding, Series 1A, 4.75%, 12/01/21	7,500,000	7,715,700
Refunding, Series 1A, 4.75%, 12/01/22	10,000,000	10,138,900
Series A, 5.375%, 6/01/24	15,000,000	15,649,050
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
Refunding, Series A, 5.25%, 12/15/21	10,000,000	11,125,000
Refunding, Series A, 5.50%, 12/15/22	25,000,000	28,120,500
Refunding, Series A, Assured Guaranty, 5.50%, 12/15/22	11,465,000	12,896,061
Refunding, Series C, AGMC Insured, 4.50%, 12/15/10	10,000,000	10,013,800
Series D, 5.00%, 12/15/18	10,000,000	11,364,700
Series D, AGMC Insured, 5.00%, 6/15/19	5,630,000	6,101,400
New Jersey State Turnpike Authority Turnpike Revenue, Series H, 5.00%,
1/01/20	10,000,000	11,241,800
1/01/21	20,000,000	21,947,000
		230,652,417
New Mexico 0.2%
New Mexico Finance Authority State Transportation Revenue, Transport, senior lien, Refunding, Series B, 5.00%, 6/15/20	5,000,000	5,846,350

New York 9.3%
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project, Series A,
5.00%, 5/01/22	14,840,000	16,256,775
AGMC Insured, 5.75%, 5/01/22	5,000,000	5,792,250
Liverpool Central School District GO, Refunding, AGMC Insured, 5.00%, 7/15/14	1,560,000	1,650,215
Long Island Power Authority Electric System Revenue, General,
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/19	7,000,000	7,667,170
Series E, NATL RE, FGIC Insured, 5.00%, 12/01/18	8,500,000	9,540,315
MTA Commuter Facilities Revenue, Service Contract, Series R, ETM, 5.50%, 7/01/11	2,215,000	2,223,240
MTA Revenue, Transportation,
Refunding, Series F, 5.00%, 11/15/15	1,250,000	1,412,037
Series A, AGMC Insured, 5.00%, 11/15/20	5,000,000	5,433,350
Series A, AGMC Insured, 5.50%, 11/15/20	4,365,000	5,081,122
Series C, 5.00%, 11/15/16	1,150,000	1,305,975
Series C, 5.75%, 11/15/18	15,000,000	17,440,650
New York City GO,
Refunding, Series C, NATL Insured, 5.875%, 8/01/16	5,000	5,068
Refunding, Series G, 5.00%, 8/01/21	7,000,000	7,610,050
Refunding, Series H, 5.00%, 8/01/17	4,330,000	4,717,405
Series D, 5.00%, 12/01/21	5,000,000	5,455,250
Series F, 4.75%,1/15/16	1,550,000	1,631,933
Series F, Pre-Refunded, 4.75%,1/15/16	1,450,000	1,572,844
Series H, 5.00%, 8/01/16	3,000,000	3,286,080
Series J, Sub Series J-1, AGMC Insured, 5.00%, 6/01/20	10,000,000	10,858,400
Series 0, 5.00%, 6/01/19	5,000,000	5,485,900
New York City Health and Hospital Corp. Revenue, Health System, Series A, 5.00%, 2/15/18	8,000,000	8,919,120
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2009,
Series S-3, 5.00%, 1/15/23	5,000,000	5,411,850
Series S-4, 5.00%, 1/15/21	4,665,000	5,165,974
New York City Transitional Finance Authority Revenue, Future Tax, Series C, Pre-Refunded, 4.50%, 2/15/13	4,500,000	4,718,385
New York State Dormitory Authority Revenue, Mortgage, Sl. Barnabas Hospital, Series B, FHA Insured, 4.25%, 8/01/14	2,355,000	2,442,653
New York State Dormitory Authority Revenues,
Non-State Supported Debt, School Districts Financing Program, Series A, Assured Guaranty, 5.00%, 10/01/24	5,000,000	5,337,850
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A, NATL RE, FGIC Insured,
5.50%, 7/01/23	7,915,000	9,113,094
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, 5.50%, 2/15/18	10,000,000	11,523,700
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, 5.00%, 2/15/19	3,245,000	3,638,326
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series D, NATL Insured, 5.00%,
8/15/17	190,000	190,059
New York State Energy Research and Development Authority PCR, New York State Electric and Gas Corp. Project, NATL
Insured, 4.10%, 3/15/15	7,000,000	7,049,210
'New York State Local Government Assistance Corp., sub lien, Refunding, Series B, 5.00%, 4/01/21	12,000,000	13,750,320
New York State Thruway Authority General Revenue, Refunding, Series H, NATL RE, FGIC Insured, 5.00%, 1/01/22	10,000,000	10,789,800
New York State Urban Development Corp. Revenue, Service Contract, Refunding,
Series A-1, 5.00%,1/01/20	6,500,000	7,284,680

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Series A-2, 5.00%, 1/01/19	10,000,000	11,272,100
Rockland County Solid Waste Management Authority Revenue, Refunding, Series A, Assured Guaranty, 5.375%, 12/15/18	5,365,000	6,108,374
		227,141,524
North Carolina 3.5%
Asheville Water System Revenue, AGMC Insured, Pre-Refunded, 5.25%,
8/01/15	915,000	944,829
8/01/17	1,020,000	1,053,252
8/01/19	1,030,000	1,063,578
Charlotte Water and Sewer System Revenue, 5.00%, 6/01/16	4,000,000	4,122,160
Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas HealthCare System, Series A, AGMC
Insured, 5.00%, 1/15/22	10,000,000	10,487,600
North Carolina Eastern Municipal Power Agency Power System Revenue,
Refunding, Series A, 5.00%, 1/01/21	10,000,000	10,813,800
Refunding, Series A, Assured Guaranty, 5.25%, 1/01/19	15,000,000	16,984,200
Series C, Assured Guaranty, 6.00%, 1/01/19	2,500,000	2,808,700
North Carolina Municipal Power Agency No.1 Catawba Electric Revenue, Refunding,
Series A, 5.25%, 1/01/20	4,500,000	4,927,770
Series B, 5.00%, 1/01/20	8,000,000	8,750,320
North Carolina State GO, Public Improvement, Series A, 5.00%,
5/01/21	4,960,000	5,799,033
5/01/22	6,775,000	7,836,575
Oak Island Enterprise System Revenue, Assured Guaranty, 5.50%, 6/01/23	1,735,000	1,817,673
Wake County GO, Public Improvement, Pre-Refunded, 4.50%, 3/01/14	6,400,000	6,717,952
		84,127,442
Ohio 4.2%
Akron GO, Various Purpose, Refunding and Improvement, NATL Insured, 4.125%, 12/01/14	1,000,000	1,055,640
Allen County GO, Refunding, AMBAC Insured, 4.75%, 12/01/17	2,180,000	2,248,496
American Municipal Power Inc. Revenue, Refunding, 5.25%,
2/15/20	6,000,000	6,523,500
2/15/21	11,500,000	12,368,595
Cleveland Municipal School District GO, AGMC Insured, 5.00%,
12/01/14	1,915,000	2,146,523
12/01/15	1,510,000	1,681,627
12/01/16	1,400,000	1,552,572
Lake Local School District Wood County GO, NATL Insured,
5.20%, 12/01/17	375,000	388,766
Pre-Refunded, 5.20%, 12/01/17	2,190,000	2,316,253
Lakewood City School District GO, School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/22	2,900,000	3,060,109
Mahoning County Sewer System Revenue, AMBAC Insured, 5.20%, 12/01/14	1,360,000	1,375,477
Mason City School District GO, School Improvement, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/15	2,670,000	3,104,089
Montgomery County Revenue, Miami Valley Hospital, Mandatory Put 11/15/14, Refunding, Series B, 5.25%, 11/15/39	4,000,000	4,339,040
Nordonia Hills City School District GO, School Improvement, Refunding, NATL RE, FGIC Insured, 4.50%, 12/01/21	2,360,000	2,480,100
Ohio State Building Authority Revenue, Refunding,
Series A, 5.00%, 10/01/21	8,155,000	9,149,992
Series C, 5.00%, 10/01/21	2,000,000	2,244,020
Series C, 5.00%, 10/01/22	5,780,000	6,409,153
Ohio State Water Development Authority Revenue, Water Pollution Control Loan, Refunding, Series C, 5.00%, 12/01/20	10,000,000	11,734,900
University of Cincinnati General Receipts Revenue, Series C, Assured Guaranty, 5.00%,
6/01/21	11,810,000	13,061,269
6/01/22	11,675,000	12,771,166
Youngstown GO, AMBAC Insured, 6.125%, 12/01/15	1,275,000	1,361,075
		101,372,362
Oregon 1.3%
Deschutes County Hospital Facilities Authority Hospital Revenue, Cascade Healthcare, Refunding, 7.375%, 1/01/23	2,000,000	2,316,720
Oregon State Department of Administrative Services COP, Series A, NATL RE, FGIC Insured, 5.00%, 11/01/19	2,340,000	2,579,710
Oregon State Department ofTransportation Highway User Tax Revenue, senior lien, Series A, 5.00%, 11/15/22	5,840,000	6,516,622
Portland Sewer System Revenue, second lien,
Refunding, Series A, 4.00%, 3/01/23	8,000,000	8,249,360
Series B, NATL Insured, 5.00%, 6/15/18	3,135,000	3,561,924
Series B, NATL Insured, 5.00%, 6/15/19	3,290,000	3,678,286
Salem Water and Sewer Revenue,
NATL Insured, 4.10%, 6/01/16	1,035,000	1,079,402
Refunding, AGMC Insured, 4.375%, 6/01/11	2,160,000	2,199,010

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Refunding, AGMC Insured, 4.50%, 6/01112	2,250,000	2,366,527
		32,547,561
Pennsylvania 6.2%
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center,
Series A, 5.00%, 5/15/19	9,000,000	9,699,930
Series A, 5.00%, 5/15/20	7,500,000	7,821,075
Series B, 5.00%, 6/15/18	5,000,000	5,211,700
Allegheny County IDAR, Pollution Control, Refunding, Series A, AMBAC Insured, 4.35%, 12/01/13	5,000,000	5,243,150
Commonwealth Financing Authority Revenue, Series C-1, AGMC Insured, 5.00%,
6/01/22	4,130,000	4,535,731
6/01/23	4,345,000	4,717,627
Pennsylvania State Turnpike Commission Turnpike Revenue,
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.00%, 6/01/23	10,000,000	11,458,200
Series B, 5.00%, 12/01/19	32,230,000	36,814,395
Subordinated, Series A, Assured Guaranty, 5.00%, 6/01/22	6,070,000	6,521,608
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.25%, 8/01/22	20,000,000	21,676,600
Philadelphia Municipal Authority Revenue, Lease, 6.00%, 4/01/22	7,065,000	7,486,569
Philadelphia Water and Wastewater Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 6/15/17	10,000,000	11,401,200
Refunding, Series A, AGMC Insured, 5.00%, 6/15/18	5,000,000	5,680,600
Refunding, Series A, AGMC Insured, 5.00%, 6/15/19	5,000,000	5,639,500
Series A, 5.00%, 1/01/20	1,210,000	1,313,661
Series A, 5.25%, 1/01/21	3,655,000	3,991,333
Series A, 5.25%, 1/01/22	2,330,000	2,527,607
		151,740,486
South Carolina 1.6%
Piedmont Municipal Power Agency Electric Revenue, Refunding,
'Series A-2, 5.00%, 1/01/22	7,000,000	7,408,800
Series A-4, 5.00%, 1/01/20	17,000,000	18,350,140
Rock Hill Utility System Revenue, Refunding and Improvement, Series A, AGMC Insured, 4.00%, 1/01/14	2,000,000	2,121,780
Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County Project, AGMC Insured, 5.00%,
12/01/18	5,000,000	5,475,950
South Carolina Jobs EDA Hospital Revenue, Palmetto Health, Refunding and Improvement, 5.375%, 8/01/22	6,000,000	6,194,520
		39,551,190
Tennessee 0.7%
Tennessee State School Bond Authority Revenue, Higher Educational Facilities, Second Program, Series A, 4.00%,
5/01/21	8,050,000	8,466,266
5/01/22	8,375,000	8,718,291
		17,184,557
Texas 4.4%
Brownsville Utility System Revenue, Refunding and Improvement, Series A, AGMC Insured, 5.00%, 9/01/22	8,455,000	8,887,473
Dallas County Utility and Reclamation District GO, Refunding,
Series A, AMBAC Insured, 5.15%, 2/15/21	3,025,000	3,097,267
Series B, AMBAC Insured, 5.15%, 2/15/21	8,025,000	8,216,717
Dallas lSD, GO, Refunding, PSF Guarantee, 4.25%, 2/15/21	16,000,000	17,475,840
Dallas Waterworks and Sewer System Revenue, Refunding, AMBAC Insured, 4.50%, 10/01/19	10,000,000	11,102,000
Dallas-Fort Worth International Airport Revenue, Joint, Refunding, Series A, 5.00%,
11/01/23	1,500,000	1,589,565
11/01/24	1,000,000	1,053,220
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.00%, 2/15/22	4,165,000	4,271,791
'Houston GO, Public Improvement, Refunding, Series A, 5.00%, 3/01/22	10,000,000	11,293,500
Houston Hotel Occupancy Tax and Special Revenue, Convention and Entertainment, Series B, AMBAC Insured, 5.00%,
9/01/11	6,000,000	6,147,060
Laredo ISD Public Facility Corp. Lease Revenue, Series C, AMBAC Insured, 5.00%, 8/01/19	1,000,000	1,012,360
Round Rock lSD, GO, Refunding, PSF Guarantee, 5.00%,
8/01/19	2,090,000	2,464,257
8/01/20	5,000,000	5,869,800
Sabine River Authority PCR, Southwestern Electric Co., Refunding, NATL Insured, 4.95%, 3/01/18	15,000,000	15,743,250
Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center, Refunding and Improvement,
Series A, 5.25%,
11/01/22	5,000,000	4,938,800

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
11/01/23	5,000,000	4,912,450
		108,075,350
Utah 0.1%
Salt Lake County College Revenue, Refunding, 5.00%, 10/01/19	2,585,000	2,646,006

Virginia 1.3%
Virginia Beach Development Authority Public Facility Revenue, Refunding, Series B, 5.00%,
8/01/19	12,635,000	14,748,709
8/01/20	13,450,000	15,629,842
		30,378,551
Washington 2.8%
Seattle Municipal Light and Power Revenue, Refunding and Improvement, Series B, 5.00%,
2/01/19	6,805,000	7,901,013
2/01/20	7,000,000	8,077,510
Washington State GO, Refunding,
5.00%, 7/01/21	32,315,000	36,936,691
Series R-A, 5.00%, 1/01/22	12,450,000	14,160,132
		67,075,346
u.s. Territories 2.3%
Guam 0.1%
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.50%,
12/01/18	1,540,000	1,694,508
12/01/19	1,025,000	1,120,745
		2,815,253
Puerto Rico 2.2%
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, 5.50%, 7/01/18	8,455,000	9,167,503
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Transport, Series K, 5.00%,
7/01/19	5,000,000	5,150,150
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Refunding, Series C, AMBAC Insured,
5.50%, 7/01/24	10,000,000	10,348,300
Puerto Rico Electric Power Authority Power Revenue, Refunding,
Series DDD, 5.00%, 7/01/21	8,745,000	9,320,159
Series SS, NATL Insured, 5.00%, 7/01/24	10,000,000	10,254,300
Series ZZ, 5.25%, 7/01/19	8,000,000	8,953,920
		53,194,332
Total U.S. Territories		56,009,585
Total Municipal Bonds before Short Term Investments (Cost $2,326,696,794)		2,391,132,182

Short Term Investments 1.6%
Municipal Bonds 1.6%
Colorado 0.1%
b Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federation Bond Program,
Series A-3, Daily VRDN and Put, 0.28%, 2/01/35	1,400,000	1,400,000
Series A-7, Daily VRDN and Put, 0.28%, 7/01/29	700,000	700,000
		2,100,000
Florida 0.1%
b Florida State Municipal Power Agency Revenue, All Requirements Power Supply, Refunding, Series C, Daily VRDN and Put,
0.28%, 10/01/35	2,100,000	2,100,000

Kentucky 0.0%t
b Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Baptist Healthcare System, Refunding,
Series B-2, Daily VRDN and Put, 0.27%, 8/15/38	700,000	700,000

Louisiana 0.1%
b Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health System Project,
Refunding, Series D, Daily VRDN and Put, 0.28%, 7/01/28	3,000,000	3,000,000

Maryland 0.2%
b Maryland State EDC, EDR, U.S. Pharmacopeial Convention Inc. Project, Refunding,
Series A, Daily VRDN and Put, 0.30%, 7/01/38	695,000	695,000
Series B, Daily VRDN and Put, 0.30%, 7/01/38	1,700,000	1,700,000

Franklin Tax-Free Trust

Statement of Investments, November 30,2010 (unaudited) (continued)
b Maryland State Health and Higher Educational Facilities Authority Revenue, Upper Chesapeake Hospital, Refunding, Series
A, Daily VRDN and Put, 0.30%, 1/01/43	1,500,000	1,500,000
		3,895,000
Michigan 0.4%
b Eastern Michigan University Revenues, General, Refunding, Series A, Daily VRDN and Put, 0.31%, 3/01/49	2,000,000	2,000,000
b Michigan Higher Education Facilities Authority Revenue, Limited Obligation, University of Detroit, Refunding, Daily VRDN
and Put, 0.28%, 11/01/36	6,500,000	6,500,000
		8,500,000
Minnesota 0.0%t
b Minneapolis and Sl. Paul Housing and RDA Health Care System Revenue, Allina Health System, Refunding, Series B-2,
Daily VRDN and Put, 0.27%, 11/15/35	500,000	500,000

Missouri O.O%t
b Missouri Development Finance Board Cultural Facilities Revenue, The Nelson Gallery Foundation, Refunding, Series A,
Daily VRDN and Put, 0.27%, 12/01/37	400,000	400,000

Ohio 0.1%
b Cuyahoga County Revenue, Cleveland Clinic Health System Obligated Group, Series B, Sub Series B-1, Daily VRDN and
Put, 0.27%, 1/01/39	3,100,000	3,100,000

Oregon 0.2%
b Medford Hospital Facilities Authority Revenue, Rogue Valley Manor Project,
Daily VRDN and Put, 0.28%, 8/15/37	1,100,000	1,100,000
Refunding, Daily VRDN and Put, 0.25%, 8/15/32	3,800,000	3,800,000
		4,900,000
Pennsylvania 0.1%
bGeisinger Authority Health System Revenue, Geisinger Health System, Daily VRDN and Put, 0.30%, 11/15/32	1,600,000	1,600,000

Virginia 0.3%
bNorfolk Redevelopment and Housing Authority Revenue, Old Dominion University Project, Refunding, Daily VRDN and Put,
0.34%, 8/01/33	7,000,000	7,000,000

Total Short Term Investments (Cost $37,795,000)		37,795,000
Total Investments (Cost $2,364,491,794) 100.0%		2,428,927,182
other Assets, less Liabilities 0.0%t		519,520
Net Assets 100.0%		$2,429,446,702

tRounds to less than 0.1% of net assets. a Security purchased on a when-issued or delayed delivery basis. bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)

ABBREVIATIONS

Selected Portfolio

AGMC	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
CDA	- Community Development Authority/Agency
CIFG	- CDC IXIS Financial Guaranty
COP	- Certificate of Participation
EDA	- Economic Development Authority
EDC	- Economic Development Corp.
EDR	- Economic Development Revenue
ETM	- Escrow to Maturity
FGIC	- Financial Guaranty Insurance Co.
FHA	- Federal Housing Authority/Agency
GARB	- General Airport Revenue Bonds
GO	- General Obligation
HDA	- Housing Development Authority/Agency
IDA	- Industrial Development Authority/Agency
IDAR	- Industrial Development Authority Revenue
IDB	- Industrial Development Bond/Board
ISD	- Independent School District
MTA	- Metropolitan Transit Authority
NATL	- National Public Financial Guarantee Corp.
NATL RE	- National Public Financial Guarantee Corp. Reinsured
PCR	- Pollution Control Revenue
PSF	- Permanent School Fund
RDA	- Redevelopment Agency/Authority
SFMR	- Single Family Mortgage Revenue
UHSD	- Unified/Union High School District
USD	- Unified/Union School District
XLCA	- XL Capital Assurance

Franklin Federal Limited-Term Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 77.7%				
Alabama 0.8%				
Alabama State University Revenue, General Tuition and Fee, Assured Guaranty, 5.00%,				
9/01/14	$	665,000	$	743,756
9/01/15		700,000		795,942
9/01/16		730,000		840,135
East Alabama Health Care Authority Health Care Facilities Revenue,				
Mandatory Put 9/01/13, Series B, 5.00%, 9/01/33		1,000,000		1,043,140
Mandatory Put 9/01/18, Series A, 5.25%, 9/01/36		1,000,000		1,013,250
				4,436,223
Arizona 2.3%				
Arizona State COP, Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/15		11,975,000		13,444,093
California 11.8%				
Alameda-Contra Costa Transit District COP, FHR Computer System Project, 4.00%, 8/01/12		480,000		500,414
California Health Facilities Financing Authority Revenue, Sutter Health, Series A, 5.00%, 8/15/12		1,000,000		1,060,600
California State Economic Recovery GO, Series A, 5.25%, 7/01/13		200,000		219,320
California State GO, Refunding, 5.00%, 4/01/15		500,000		553,990
California State Public Works Board Lease Revenue, Various Capital Projects, Series G, Sub Series G-1, 5.00%, 10/01/13		10,685,000		11,524,948
California Statewide CDA, PCR, Southern California Edison Co., Mandatory Put 4/01/13, Refunding, Series A, XLCA Insured, 4.10%, 4/01/28		1,500,000		1,592,055
California Statewide CDA Revenue,				
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 5.00%, 5/15/14		1,000,000		1,046,670
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 2/01/13		2,430,000		2,613,757
Fairfield-Suisun Sewer Revenue, Refunding, Assured Guaranty, 3.00%, 5/01/11		1,000,000		1,009,170
Fontana PFA Lease Revenue, AMBAC Insured, 5.00%, 9/01/14		375,000		399,578
Fontana USD, GO,				
BAN, 4.00%, 12/01/12		9,000,000		9,467,730
Capital Appreciation, BAN, zero cpn., 12/01/12		5,000,000		4,825,400
Gilroy USD, GO,				
BAN, Measure P, 5.00%, 4/01/13		3,000,000		3,216,390
Capital Appreciation, BAN, Measure P, zero cpn., 4/01/13		2,000,000		1,881,120
Hercules RDA Tax Allocation Revenue, Series A, AMBAC Insured, 5.00%, 8/01/14		1,430,000		1,381,680
Los Angeles CRDA Community Redevelopment Financing Authority Revenue, Bunker Hill Project, Series A, AGMC Insured, 5.00%, 12/01/13		1,000,000		1,098,410
Northern California Power Agency Public Power Revenue, Hydroelectric Project No. 1, Refunding, Series C, Assured Guaranty, 5.00%, 7/01/15		1,000,000		1,134,810
Pacifica COP, AMBAC Insured, 4.50%, 1/01/13		1,050,000		1,106,007
Palo Verde Community College District COP, AMBAC Insured, 5.00%, 1/01/15		745,000		816,162
Rocklin Joint UHSD, GO, TRAN, 2.00%, 9/01/11		10,000,000		10,092,200
Roseville City School District GO, TRAN, 2.00%, 9/01/11		5,000,000		5,046,100
San Jose RDA Tax Allocation, Series A, 6.125%, 8/01/15		3,000,000		3,349,470
Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B, AMBAC Insured, 5.00%,				
2/01/14		1,000,000		1,078,980
2/01/15		1,025,000		1,119,280
Southern California Public Power Authority Natural Gas Project Revenue, Project No. 1, Series A, 5.00%, 11/01/15		1,000,000		1,063,400
Tustin USD School Facilities ID No. 2002-1 GO, Capital Appreciation, Election of 2002, Series C, AGMC Insured, zero cpn., 6/01/18		810,000		601,530
West Kern Community College District COP, AMBAC Insured, 4.50%, 11/01/14		780,000		841,394
				68,640,565
Colorado 0.3%				
Regional Transportation District COP, Transit Vehicles, Series A, AMBAC Insured, 5.00%, 12/01/15		1,500,000		1,663,890
Florida 3.4%				
Citizens Property Insurance Corp. Revenue, High-Risk Account, Senior Secured, Series A-1,				
5.50%, 6/01/17		5,000,000		5,357,300
6.00%, 6/01/17		5,000,000		5,492,050
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue, Series A, 4.25%, 7/01/14		4,000,000		4,224,040
Miami-Dade County GO, 5.00%, 7/01/12		3,000,000		3,193,230

Miami-Dade County Public Facilities Revenue, Jackson Health System, Assured Guaranty, 4.00%, 6/01/16	1,580,000	1,685,070
		19,951,690
Georgia 1.2%		
Atlanta Water and Wastewater Revenue, Refunding, Series B, AGMC Insured, 4.00%, 11/01/15	6,390,000	6,879,346
Illinois 5.4%		
Chicago GO, Series A, 5.00%, 12/01/16	5,000,000	5,676,950
Chicago Wastewater Transmission Revenue, Series A, BHAC Insured,		
5.00%, 1/01/16	1,425,000	1,642,327
5.50%, 1/01/17	1,000,000	1,183,630
Dolton GO, Refunding, Series B, AGMC Insured,		
3.00%, 12/01/12	575,000	584,832
3.00%, 12/01/13	1,155,000	1,176,922
4.00%, 12/01/14	1,195,000	1,258,550
3.50%, 12/01/15	1,245,000	1,285,948
Illinois State GO,		
AGMC Insured, 5.00%, 9/01/16	9,000,000	9,769,320
Refunding, AGMC Insured, 5.00%, 1/01/16	7,000,000	7,647,780
Romeoville GO, Refunding, AGMC Insured, 4.00%, 12/30/11	1,260,000	1,299,892
		31,526,151
Indiana 0.9%		
Avon Community School Building Corp. Revenue, First Management, AMBAC Insured, 4.25%, 1/15/11	520,000	521,976
Indianapolis Thermal Energy System Revenue, Refunding, AGMC Insured, 4.00%, 10/01/14	4,640,000	4,996,213
		5,518,189
Louisiana 0.1%		
Louisiana Local Government Environmental Facilities and CDA Revenue, Shreveport Utility System Projects, NATL Insured, 4.00%, 12/01/14	500,000	530,495
Massachusetts 0.4%		
Massachusetts State Health and Educational Facilities Authority Revenue, Cape Cod Healthcare Obligation, Assured Guaranty, 4.00%,		
11/15/13	1,150,000	1,204,430
11/15/15	1,000,000	1,050,840
		2,255,270
Michigan 5.4%		
Charlevoix Public School District GO, School Building and Site, AGMC Insured, 3.00%, 5/01/11	800,000	808,536
Detroit GO, Distribution State Aid, 5.00%,		
11/01/16	6,120,000	6,820,434
11/01/17	7,485,000	8,265,386
Michigan Municipal Bond Authority Revenue, Local Government Loan Program, Charter County of Wayne Local Project, Series B, Assured Guaranty, 5.00%, 11/01/13	4,000,000	4,265,080
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital, Refunding, Series W, 5.25%, 8/01/17	7,000,000	7,435,330
Wyandotte Electric Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/13	3,355,000	3,625,480
		31,220,246
Minnesota 3.1%		
Farmington GO, Improvement, Series B, AGMC Insured, 3.50%, 2/01/14	455,000	486,045
Minneapolis Health Care System Revenue, Fairview Health Services, Series A, 5.00%, 11/15/12	1,000,000	1,063,820
Minnesota Agricultural and Economic Development Board Revenue, Health Care Facilities, Essentia, Series C-1, Assured Guaranty, 5.00%, 2/15/15	1,335,000	1,480,742
Minnesota State Municipal Power Agency Electric Revnue, Series B, 4.00%, 10/01/13	5,000,000	5,147,600
Northern Municipal Power Agency Electric System Revenue, Refunding, Series A, Assured Guaranty, 5.00%,		
1/01/12	2,000,000	2,088,400
1/01/15	5,000,000	5,567,900
Otsego GO, Water, Refunding, Series C, AGMC Insured, 2.00%, 12/01/16	2,000,000	2,002,240
		17,836,747
Mississippi 0.3%		
Mississippi Development Bank Special Obligation Revenue, Jackson Public School District GO Bond Project, AGMC Insured, 5.00%,		
4/01/11	1,000,000	1,013,040

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) *(continued)*

4/01/12	500,000	525,965
		1,539,005
Nebraska 0.7%		
University of Nebraska Facilities Corp. Lease Rent Revenue, UNMC Health Professions, 5.00%, 8/15/13	4,000,000	4,325,840
New Hampshire 0.5%		
New Hampshire State GO, Refunding, Series A, 5.00%, 7/01/18	2,610,000	3,073,614
New Jersey 2.9%		
Essex County Utilities Authority Solid Waste Revenue, Refunding, Assured Guaranty, 4.00%,		
4/01/12	2,045,000	2,126,800
4/01/13	3,335,000	3,503,017
New Jersey EDA Revenue, School Facilities Construction, Refunding, Series DD-1, 5.00%, 12/15/16	10,000,000	11,410,000
		17,039,817
New Mexico 1.1%		
New Mexico Educational Assistance Foundation Revenue, Education Loan, Series A-1, 4.00%,		
12/01/14	2,000,000	2,165,640
12/01/15	4,000,000	4,350,640
		6,516,280
New York 7.8%		
Buffalo GO, General Improvement, Series A, Assured Guaranty, 5.00%, 2/01/11	1,110,000	1,116,860
Erie County Water Authority Water Revenue, Refunding, 4.00%, 12/01/10	1,000,000	1,000,000
Monroe County GO, Refunding, Series A, Assured Guaranty, 5.00%, 6/01/11	2,135,000	2,179,152
New York City HDC, MFHR, Mandatory Put 9/16/13, Series L-2, 2.00%, 5/01/45	15,000,000	15,085,050
New York City IDAR, Capital Appreciation, Yankee Stadium, Pilot, Assured Guaranty, zero cpn., 3/01/14	5,335,000	4,863,866
New York Local Government Assistance Corp. Revenue, senior lien, Refunding, Series A, 5.00%, 4/01/11	300,000	304,626
New York State Dormitory Authority Revenues,		
Non-State Supported Debt, Aids Long Term Health Care Facility, 5.00%, 11/01/11	695,000	697,252
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 3.25%, 7/01/13	610,000	638,310
Non-State Supported Debt, Manhattan College, Series B, Radian Insured, 5.00%, 7/01/13	840,000	869,517
Non-State Supported Debt, Rochester General Hospital, Refunding, Radian Insured, 5.00%, 12/01/15	100,000	106,174
Non-State Supported Debt, School District Financing Program, Series A, AGMC Insured, 5.00%, 10/01/15	1,000,000	1,135,900
Non-State Supported Debt, School Districts Financing Program, Series A, Assured Guaranty, 3.75%, 10/01/14	1,380,000	1,471,163
State Supported Debt, AGMC Insured, 5.00%, 2/15/15	1,000,000	1,127,560
New York State Environmental Facilities Corp. Special Obligation Revenue, Riverbank State Park, Refunding, CIFG Insured, 5.00%, 4/01/16	200,000	230,284
New York State Urban Development Corp. Revenue, Refunding, Series D, 5.00%, 1/01/15	4,000,000	4,499,360
Poughkeepsie Town GO, Public Improvement, Refunding, AGMC Insured, 5.00%, 4/15/15	250,000	284,010
Scarsdale Union Free School District GO, Refunding, 3.25%, 12/01/10	500,000	500,000
St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University, Series A, 5.00%, 10/01/16	6,000,000	6,864,600
Suffolk County IDA Civic Facility Revenue, Westhampton Free Associates Library, AMBAC Insured, 3.25%, 6/15/12	300,000	310,617
Syracuse GO, Public Improvement, Series A, AGMC Insured, 3.25%, 6/15/12	725,000	743,270
Triborough Bridge and Tunnel Authority Revenues, Refunding, Series C, 5.00%, 11/15/12	1,000,000	1,080,290
		45,107,861
Ohio 8.1%		
Akron COP, District Energy Project, 2.75%, 12/01/16	1,895,000	1,861,004
Cleveland Airport System Revenue, Series C, Assured Guaranty, 5.00%, 1/01/16	5,140,000	5,707,662
Ohio State Air Quality Development Authority Revenue, Pollution Control, FirstEnergy Solutions Corp., Mandatory Put 6/03/13, Refunding, Series A, 2.25%, 12/01/23	8,000,000	7,892,560
Ohio State Department of Administrative Services COP, Administrative Knowledge System, Series A, NATL Insured, 5.25%, 9/01/15	6,205,000	6,948,980
Ohio State GO,		
3.00%, 5/01/13	10,345,000	10,839,181
Refunding, 3.00%, 5/01/13	4,655,000	4,877,369
Ohio State Higher Educational Facility Revenue, Otterbein College 2007 Project, CIFG Insured, 4.50%, 12/01/11	210,000	218,150
Toledo GO,		
Capital Improvement, Refunding, Assured Guaranty, 3.25%, 12/01/14	2,860,000	2,992,103
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/11	570,000	581,138
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/12	1,315,000	1,354,660
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/13	1,210,000	1,256,815
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/14	1,210,000	1,259,537

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) *(continued)*

Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/15	1,185,000	1,231,322
		47,020,481
Oregon 0.7%		
Oregon State Department of Administrative Services COP, Series A, 5.00%, 5/01/13	4,000,000	4,366,120
Pennsylvania 5.3%		
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue, PPL Energy Supply LLC Project, Mandatory Put 9/01/15, Refunding, Series A, 3.00%, 12/01/38	10,000,000	9,856,000
Philadelphia Water and Wastewater Revenue, Refunding, Series A, AGMC Insured, 5.00%, 6/15/13	10,000,000	10,872,000
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial, Refunding, Series A, Assured Guaranty,		
4.00%, 7/01/11	1,000,000	1,014,200
5.00%, 7/01/12	1,000,000	1,047,630
5.00%, 7/01/13	1,130,000	1,200,082
5.00%, 7/01/14	1,250,000	1,340,325
4.00%, 7/01/15	1,235,000	1,284,746
5.00%, 7/01/16	1,325,000	1,440,275
University of Pittsburgh of the Commonwealth System of Higher Education Revenue, University Capital Project, Mandatory Put 9/15/13, Series A, 5.50%, 9/15/39	2,500,000	2,773,000
		30,828,258
South Carolina 1.3%		
Piedmont Municipal Power Agency Electric Revenue, Refunding, Series A-2, 5.00%, 1/01/15	4,000,000	4,362,600
Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County Project, AGMC Insured, 5.00%, 12/01/14	3,000,000	3,324,390
		7,686,990
Tennessee 4.7%		
Memphis Electric System Revenue, sub. note, Refunding, 5.00%, 12/01/15	8,000,000	9,221,680
Memphis GO, BAN, Refunding, 4.00%, 5/01/12	5,000,000	5,214,650
Metropolitan Nashville Airport Authority Airport Revenue, Refunding and Improvement, Series B, 4.00%, 7/01/13	2,880,000	3,065,126
Sevier County PBA Revenue, Local Government Public Improvement, Series VII-D-1, 5.00%, 6/01/15	9,000,000	10,105,560
		27,607,016
Texas 3.7%		
Brock ISD, GO, Capital Appreciation, PSF Guarantee, zero cpn., 8/15/16	460,000	402,647
Dallas-Fort Worth International Airport Revenue, Joint Refunding, Series A, 5.00%, 11/01/14	3,235,000	3,624,203
Gulf Coast Waste Disposal Authority Environmental Facilities Revenue, BP Productions North America, Mandatory Put 9/03/13, Refunding, 2.30%, 1/01/42	10,000,000	10,010,400
*Harris County Health Facilities Development Corp. Revenue, Christus Health, Series A-5, AGMC Insured, 3.00%, 7/01/12	1,500,000	1,531,875
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.00%, 2/15/12	745,000	771,708
Harris County MTA Lease Revenue COP, Series A, Assured Guaranty, 5.00%, 11/01/11	2,200,000	2,282,258
San Antonio Water Revenue, System, Series A, AGMC Insured, 5.50%, 5/15/13	500,000	533,510
Tarrant County Cultural Education Facilities Finance Corp. Revenue, Christus Health, Refunding, Series A, Assured Guaranty, 5.75%, 7/01/18	2,000,000	2,190,560
		21,347,161
Washington 2.3%		
Energy Northwest Electric Revenue, Project 1, Refunding, Series A, 5.00%, 7/01/11	375,000	385,054
Greater Wenatchee Regional Events Center Public Facilities District Revenue, Revenue and Special Tax, BAN, Series A, 5.25%, 12/01/11	7,000,000	7,024,920
King County Housing Authority Revenue, Birch Creek Apartments Project, 4.40%, 5/01/18	2,290,000	2,385,470
Snohomish County School District No. 2 Everett GO, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/14	250,000	285,262
Washington State Health Care Facilities Authority Revenue,		
Kadlec Medical Center, Series A, Assured Guaranty, 5.00%, 12/01/10	1,000,000	1,000,000
MultiCare Health System, Series A, AGMC Insured, 4.00%, 8/15/13	250,000	263,613
MultiCare Health System, Series A, AGMC Insured, 4.00%, 8/15/14	310,000	329,260
MultiCare Health System, Series B, AGMC Insured, 4.00%, 8/15/13	250,000	263,613
MultiCare Health System, Series B, AGMC Insured, 4.00%, 8/15/14	600,000	637,278
MultiCare Health System, Series B, AGMC Insured, 4.00%, 8/15/15	625,000	666,025
		13,240,495
Wyoming 0.1%		
Sweetwater County Improvement Project Powers Board Lease Revenue, NATL Insured, 5.00%, 12/15/10	500,000	500,705
U.S. Territories 3.1%		
Guam 0.2%		
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.00%, 12/01/12	1,000,000	1,055,150

Puerto Rico 2.9%		
Puerto Rico Commonwealth GO, Public Improvement, AGMC Insured, 5.50%, 7/01/15	5,000,000	5,560,250
Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, NATL Insured, 4.75%, 12/01/15	5,000,000	5,184,700
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Refunding, Series X, NATL Insured, 5.50%, 7/01/13	580,000	626,789
Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/13	1,000,000	1,084,660
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue, Ana G. Mendez University System Project, 5.00%, 3/01/11	545,000	547,621
Puerto Rico Municipal Finance Agency GO, Series A, AGMC Insured, 5.75%, 8/01/12	3,000,000	3,025,830
Puerto Rico PBA Guaranteed Revenue, Mandatory Put 7/01/17, Refunding, AMBAC Insured, 5.50%, 7/01/35	750,000	801,945
		16,831,795
Total U.S. Territories		17,886,945
Total Municipal Bonds before Short Term Investments (Cost $441,838,486)		451,989,493
Short Term Investments 22.1%		
Municipal Bonds 22.1%		
California 1.7%		
California State RAN, Series A-1, 3.00%, 5/25/11	10,000,000	10,076,800
Colorado 3.8%		
[b]Colorado Educational and Cultural Facilities Authority Revenue,		
National Jewish Federation Bond Program, Refunding, Series A-8, Daily VRDN and Put, 0.28%, 9/01/35	2,200,000	2,200,000
National Jewish Federation Bond Program, Refunding, Series D-1, Daily VRDN and Put, 0.28%, 7/01/36	3,400,000	3,400,000
National Jewish Federation Bond Program, Series A-3, Daily VRDN and Put, 0.28%, 2/01/35	2,800,000	2,800,000
National Jewish Federation Bond Program, Series A-7, Daily VRDN and Put, 0.28%, 7/01/29	4,000,000	4,000,000
National Jewish Federation Bond Program, Series A-10, Daily VRDN and Put, 0.32%, 9/01/37	1,135,000	1,135,000
National Jewish Federation Bond Program, Series A-11, Daily VRDN and Put, 0.28%, 8/01/27	1,400,000	1,400,000
YMCA Rockies Project, Refunding, Daily VRDN and Put, 0.32%, 10/01/38	4,100,000	4,100,000
[b]Pitkin County IDR, Aspen Skiing Co. Project, Refunding, Series A, Daily VRDN and Put, 0.28%, 4/01/16	3,000,000	3,000,000
		22,035,000
Florida 2.4%		
[b]Broward County Educational Facilities Authority Revenue, Educational Facilities, Nova Southeastern University, Refunding, Series C, Daily VRDN and Put, 0.29%, 4/01/24	3,100,000	3,100,000
[b]Florida State Municipal Power Agency Revenue, All Requirements Power Supply Project, Refunding, Series C, Daily VRDN and Put, 0.28%, 10/01/35	3,200,000	3,200,000
[b]Jacksonville Health Facilities Authority Hospital Revenue, Baptist Medical Center, Daily VRDN and Put, 0.31%, 8/15/34	7,500,000	7,500,000
		13,800,000
Georgia 0.5%		
[b]Gainesville and Hall County Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Health Care System, Refunding, Series A, Daily VRDN and Put, 0.28%, 5/15/26	3,000,000	3,000,000
Kentucky 1.6%		
[b]Christian County Assn. of County Leasing Trust Lease Program Revenue, Refunding, Series A, Daily VRDN and Put, 0.27%, 4/01/37	2,000,000	2,000,000
[b]Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Baptist Healthcare System, Refunding, Series B-2, Daily VRDN and Put, 0.27%, 8/15/38	3,300,000	3,300,000
[b]Lexington-Fayette Urban County Airport Board General Airport Revenue, Refunding, Series B, Daily VRDN and Put, 0.27%, 7/01/38	3,100,000	3,100,000
[b]Shelby County Lease Revenue, Series A, Daily VRDN and Put, 0.27%, 9/01/34	1,000,000	1,000,000
		9,400,000
Louisiana 0.1%		
[b]Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project, First Stage, ACES, Refunding, Daily VRDN and Put, 0.29%, 9/01/17	600,000	600,000
Maryland 2.4%		
[b]Maryland State EDC, EDR, U.S. Pharmacopeial Convention Inc. Project, Refunding, Series A, Daily VRDN and Put, 0.30%, 7/01/38	10,000,000	10,000,000
[b]Maryland State Health and Higher Educational Facilities Authority Revenue, Upper Chesapeake Hospital, Refunding, Series A, Daily VRDN and Put, 0.30%, 1/01/43	3,800,000	3,800,000
		13,800,000

Massachusetts 0.8%		
[b]Massachusetts State Health and Educational Facilities Authority Revenue, Museum of Fine Arts, Series A-1, Daily VRDN and Put, 0.30%, 12/01/37	4,700,000	4,700,000
Michigan 4.2%		
[b]Eastern Michigan University Revenues, General, Refunding, Series A, Daily VRDN and Put, 0.31%, 3/01/49	10,600,000	10,600,000
[b]Michigan Higher Education Facilities Authority Revenue, Limited Obligation, University of Detroit, Refunding, Daily VRDN and Put, 0.28%, 11/01/36	4,070,000	4,070,000
[b]Michigan State Strategic Fund Limited Obligation Revenue, Detroit Symphony, Series A, Daily VRDN and Put, 0.31%, 6/01/31	9,555,000	9,555,000
		24,225,000
Missouri 2.3%		
[b]Missouri Development Finance Board Cultural Facilities Revenue, The Nelson Gallery Foundation, Refunding, Series A, Daily VRDN and Put, 0.27%, 12/01/37	4,800,000	4,800,000
[b]Missouri State Health and Educational Facilities Authority Educational Facilities Revenue, St. Louis University,		
Refunding, Series B-1, Daily VRDN and Put, 0.27%, 10/01/35	4,025,000	4,025,000
Series B, Daily VRDN and Put, 0.31%, 10/01/24	3,200,000	3,200,000
[b]Missouri State Health and Educational Facilities Authority Health Facilities Revenue, Sisters Mercy Health, Refunding, Series A, Daily VRDN and Put, 0.27%, 6/01/16	1,100,000	1,100,000
		13,125,000
New Hampshire 0.3%		
[b]New Hampshire Health and Education Facilities Authority Revenue, Dartmouth College, Refunding, Series A, Daily VRDN and Put, 0.28%, 6/01/31	1,900,000	1,900,000
Oregon 1.5%		
[b]Medford Hospital Facilities Authority Revenue, Rogue Valley Manor Project, Refunding, Daily VRDN and Put, 0.25%, 8/15/32	8,800,000	8,800,000
Pennsylvania 0.2%		
[b]Geisinger Authority Health System Revenue, Geisinger Health System, Refunding, Series A, Daily VRDN and Put, 0.30%, 5/15/35	1,000,000	1,000,000
Texas 0.2%		
[a]Harris County Health Facilities Development Corp. Revenue, Christus Health, Series A-5, AGMC Insured, 3.00%, 7/01/11	1,245,000	1,256,553
U.S. Territories 0.1%		
Puerto Rico 0.1%		
[b]Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, Daily VRDN and Put, 0.22%, 7/01/32	700,000	700,000
Total Short Term Investments (Cost $128,413,176)		128,418,353
Total Investments (Cost $570,251,662) 99.8%		580,407,846
Other Assets, less Liabilities 0.2%		1,044,609
Net Assets 100.0%		$ 581,452,455

[a] Security purchased on a when-issued basis.

ABBREVIATIONS

Selected Portfolio

ACES	- Adjustable Convertible Exempt Security
AGMC	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAN	- Bond Anticipation Note
BHAC	- Berkshire Hathaway Assurance Corp.
CDA	- Community Development Authority/Agency
CIFG	- CDC IXIS Financial Guaranty
COP	- Certificate of Participation
CRDA	- Community Redevelopment Authority/Agency
EDA	- Economic Development Authority
EDC	- Economic Development Corp.
EDR	- Economic Development Revenue
FGIC	- Financial Guaranty Insurance Co.
FHA	- Federal Housing Authority/Agency
GO	- General Obligation
HDC	- Housing Development Corp.
ID	- Improvement District
IDA	- Industrial Development Authority/Agency
IDAR	- Industrial Development Authority Revenue
IDR	- Industrial Development Revenue
ISD	- Independent School District
MFHR	- Multi-Family Housing Revenue
MTA	- Metropolitan Transit Authority
NATL	- National Public Financial Guarantee Corp.
NATL RE	- National Public Financial Guarantee Corp. Reinsured
PBA	- Public Building Authority
PCR	- Pollution Control Revenue
PFA	- Public Financing Authority
PSF	- Permanent School Fund
RAN	- Revenue Anticipation Note
RDA	- Redevelopment Agency/Authority
TRAN	- Tax and Revenue Anticipation Note
UHSD	- Unified/Union High School District
USD	- Unified/Union School District
XLCA	- XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, November 30, 2010 (unaudited)

Franklin Florida Tax-Free Income Fund

Municipal Bonds 98.6%
Florida 90.2%
Alachua County Health Facilities Authority Health Facilities Revenue, Shands Healthcare Project,
Refunding, Series 0-1, 6.50%,12/01/19	$1,215,000	$1,360,205
Refunding, Series 0-1, 6.75%,12/01/22	1,000,000	1,100,330
Series 0-2, 6.75%, 12/01/30	5,000,000	5,376,500
Alachua County School Board COP, AMBAC Insured, 5.00%, 7/01/21	2,000,000	2,035,280
Brevard County Health Facilities Authority Health Care Facilities Revenue, Health First Inc. Project,
7.00%, 4/01/39	2,000,000	2,191,080
NATL Insured, 5.00%, 4/01/26	5,000,000	4,884,550
Brevard County School Board COP,
Refunding, Series A, AMBAC Insured, 5.40%, 7/01/11	4,415,000	4,505,861
Series A, AMBAC Insured, 5.00%, 7/01/26	10,675,000	10,846,654
Broward County Educational Facilities Authority Revenue, Educational Facilities, Nova Southeastern University, Refunding,
Series B, 5.60%, 4/01/29	3,180,000	3,165,308
Broward County Health Facilities Authority Revenue, Catholic Health Services, Refunding, 5.50%, 8/15/20	9,360,000	9,297,943
Broward County HFA,
MFHR, Bridgewater Place Apartments Project, Series A, 5.45%, 10/01/34	3,000,000	2,883,750
MFHR, Cross Keys Apartments Project, Series A, 5.80%, 10/01/33	1,980,000	1,979,842
MFHR, Cross Keys Apartments Project, Series A, 5.85%, 4/01/39	5,730,000	5,698,027
MFHR, Stirling Apartments Phase II, Series A, 5.35%, 10/01/29	990,000	956,875
MFHR, Stirling Apartments Phase II, Series A, 5.40%, 4/01/39	1,980,000	1,857,260
SFMR, Refunding, Series B, FHA Insured, zero cpn., 4/01/29	195,000	55,245
Broward County HFAR, Series 0, GNMA Secured, 7.375%, 6/01/21	65,000	65,051
Broward County School Board COP, Series A, AGMC Insured, 5.00%, 7/01/26	21,500,000	21,680,815
Broward County Water and Sewer Utility Revenue, Series A, 5.25%, 10/01/34	2,200,000	2,275,416
Celebration COD, Special Assessment, Series A, NATL Insured, 5.50%, 5/01/18	1,095,000	1,098,734
Citizens Property Insurance Corp. Revenue, High-Risk Account, Senior Secured, Series A-1,
5.25%,6/01/17	3,250,000	3,402,718
6.00%,6/01/17	5,000,000	5,492,050
Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.25%, 8/15/23	8,115,000	8,155,981
Clearwater MFR, Rental Housing, Drew Gardens Projects, Refunding, Series A, FHA Insured, 6.50%, 10/01/25	2,145,000	2,145,150
Clearwater Water and Sewer Revenue, Series A, 5.25%, 12/01/39	2,000,000	2,072,500
Crossing at Fleming Island COD, Florida Special Assessment Revenue, Refunding, Series B, NATL Insured, 5.80%, 5/01/16	5,980,000	6,021,382
Dade County Aviation Revenue, Miami International Airport, Series C, AGMC Insured, 5.125%, 10/01/27	9,550,000	9,556,398
Duval County School Board COP, Master Lease Program, Series A, Assured Guaranty, 5.25%, 7/01/35	10,000,000	10,006,400
Enterprise COD, Water and Sewer Revenue, NATL Insured, 5.50%, 5/01/26	3,000,000	3,024,570
Escambia County Health Facilities Authority Health Facility Revenue, Baptist Hospital Inc. Project, Series A, 6.00%, 8/15/36	11,000,000	11,055,000
Escambia County HFA Dormitory Revenue, University of West Florida Foundation Inc. Project, Refunding, NATL Insured,
5.00%,6/01/31	6,580,000	5,756,974
Florida HFAR,
Homeowner Mortgage, Series 1, NATL Insured, 5.625%, 7/01/17	1,195,000	1,196,625
Reserve at Kanapaha, Series G, AMBAC Insured, 5.70%, 7/01/37	5,000,000	5,000,450
Reserve at Northshore, Series H, AMBAC Insured, 5.70%, 5/01/37	2,000,000	2,000,180
Florida HFC Revenue,
Brenwood Trace Apartments, Series E-1, AGMC Insured, 5.65%, 6/01/19	1,220,000	1,231,248
Brenwood Trace Apartments, Series E-1, AGMC Insured, 5.80%,12/01/38	4,860,000	4,875,455
Capital Appreciation, Homeowner Mortgage, Series 4, AGMC Insured, zero cpn., 7/01/30	1,600,000	420,192
Deer Meadows Apartments, Series R, FNMA Insured, 6.00%, 5/01/32	3,415,000	3,443,652
Deferred Interest, Homeowner Mortgage, Series 1, NATL Insured, zero cpn., 7/01/17	865,000	604,618
Deferred Interest, Homeowner Mortgage, Series 2, NATL Insured, zero cpn., 1/01/29	8,655,000	3,055,821
Homeowner Mortgage, Series 4, AGMC Insured, 6.25%, 7/01/22	1,040,000	1,040,863
Homeowner Mortgage, Series 4, GNMA Secured, 6.375%, 7/01/38	4,100,000	4,306,722
Housing-Waverly Apartments, Series C-1, AGMC Insured, 6.50%, 7/01/40	3,000,000	3,031,980
Florida Higher Educational Facilities Financing Authority Revenue,
Bethune Cookman University, Refunding, 5.375%, 7/01/32	3,500,000	3,397,660
Rollins College Project, 5.00%, 12/01/37	10,000,000	9,768,300
Florida Intergovernmental Finance Commission Capital Revenue, Series C-1, AMBAC Insured, 5.00%, 2/01/21	1,355,000	1,361,165
Florida Ports Financing Commission Revenue, State Transportation Trust Fund, Intermodal Program, NATL RE, FGIC
Insured, 5.50%, 10/01/23	7,000,000	7,052,500
Florida State Board of Education Capital Outlay GO, Public Education, Refunding,
Series D, 6.00%, 6/01/23	15,000,000	18,325,350

Quarterly Statement of Investments	See Notes to Statements ofInvestments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Series G, NATL RE, FGIC Insured, 5.00%, 6/01/31	5,000,000	5,097,350
Florida State Board of Education GO,
Series A, 5.50%, 6/01/38	10,000,000	10,754,700
Series F, NATL Insured, 5.00%, 6/01/28	14,405,000	14,688,923
Florida State Board of Education Lottery Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/20	6,000,000	6,477,360
Florida State Department of Environmental Protection Preservation Revenue, Florida Forever, Series A, NATL Insured,
5.00%, 7/01/21	4,000,000	4,169,920
'Florida State Governmental Utility Authority Utility Revenue, Lehigh Utility System, Refunding, 5.25%, 10/01/40	5,000,000	4,867,400
Florida State Mid-Bay Bridge Authority Revenue,
Exchangeable, Refunding, Series D, 6.10%, 10/01/22	7,485,000	6,959,628
Exchangeable, Series A, 5.95%, 10/01/13	1,635,000	1,639,954
Exchangeable, Series D, ETM, 6.10%, 10/01/22	3,545,000	4,371,694
Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/25	9,845,000	5,490,753
Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/26	2,500,000	1,320,675
Series A, ETM, 6.875%, 10/01/22	6,000,000	7,946,520
Florida State Municipal Power Agency Revenue,
All Requirements Power Supply Project, Series A, 5.00%, 10/01/31	6,000,000	6,030,480
All Requirements Power Supply Project, Series A, 6.25%, 10/01/31	2,000,000	2,233,980
Stanton Project, Refunding, 5.50%, 10/01/19	1,000,000	1,133,650
Stanton II Project, Refunding, AMBAC Insured, 5.00%, 10/01/26	5,000,000	5,044,850
Florida State Turnpike Authority Turnpike Revenue, Department of Transportation, Refunding, Series A, 5.00%, 7/01/35	5,000,000	5,018,550
Fort Lauderdale Water and Sewer Revenue,
5.00%, 9/01/35	24,090,000	24,446,291
NATL Insured, 5.00%, 9/01/31	8,315,000	8,514,394
Fort Pierce Capital Improvement Revenue, Refunding, Series A, Assured Guaranty, 6.00%, 9/01/32	1,500,000	1,598,175
Fort Pierce Utilities Authority Revenue,
AMBAC Insured, 5.00%, 10/01/27	7,000,000	7,087,430
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/20	3,090,000	1,959,276
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/21	2,585,000	1,548,337
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/22	3,090,000	1,753,081
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/23	3,060,000	1,644,475
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/24	2,560,000	1,303,706
Greater Orlando Aviation Authority Orlando Airport Facilities Revenue,
Refunding, Series C, 5.00%, 10/01/39	4,250,000	4,258,712
Series A, 5.00%, 10/01/39	5,000,000	5,011,200
Halifax Hospital Medical Center Hospital Revenue,
Refunding and Improvement, Series A, 5.00%, 6/01/38	11,395,000	10,279,429
Series B-1, AGMC Insured, 5.50%, 6/01/38	10,000,000	10,012,100
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/35	10,000,000	9,556,900
Hialeah Housing Authority Revenue, Affordable Housing Program, Refunding, GNMA Secured, 5.30%, 12/20/18	1,095,000	1,107,976
Highlands County Health Facilities Authority Revenue, Adventist Health Systems, Series A, Pre-Refunded, 6.00%, 11/15/31	16,000,000	16,982,560
Hillsborough County Assessment Revenue, Capacity Assessment Special, AGMC Insured, 5.125%, 3/01/20	1,000,000	1,006,860
Hillsborough County Aviation Authority Revenue, Series B, Assured Guaranty, 5.00%,
10/01/33	5,465,000	5,599,767
10/01/38	6,725,000	6,837,778
Hillsborough County IDA, PCR, Tampa Electric Co. Project,
Refunding, 5.50%, 10/01/23	16,000,000	16,321,760
Series A, 5.65%, 5/15/18	6,500,000	7,314,905
Hillsborough County IDAR, Tampa General Hospital Project, Refunding, Series B, 5.40%, 10/01/28	7,000,000	6,850,550
Hillsborough County School Board COP, Master Lease Program, Series B, NATL Insured, 5.00%, 7/01/29	10,000,000	10,127,300
Jacksonville Capital Improvement Revenue,
Refunding, Series C, AMBAC Insured, 5.00%, 10/01/25	3,460,000	3,505,568
Series A, AMBAC Insured, 5.00%, 10/01/30	10,000,000	10,074,000
Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement, NATL RE, FGIC Insured, 5.00%, 10/01/32	17,250,000	17,251,725
Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%, 10/01/23	5,000,000	5,087,550
Jacksonville Transportation Revenue, NATL Insured,
5.25%, 10/01/29	17,955,000	18,405,670
5.00%, 10/01/31	25,000,000	25,557,750
Kissimmee Water and Sewer Revenue, AMBAC Insured, ETM, 6.00%, 10/01/15	5,000,000	5,018,750
Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30	5,000,000	4,975,350
Lakeland Electric and Water Revenue, Capital Appreciation, ETM, zero cpn., 10/01/14	5,770,000	5,432,686
Lakeland Hospital System Revenue, Lakeland Regional Health System, Pre-Refunded,
5.75%, 11/15/27	6,925,000	7,653,648
5.50%, 11/15/32	12,070,000	13,281,707

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Lee County Airport Revenue,
Refunding, AGMC Insured, 5.00%, 10/01/33	5,000,000	4,926,050
Series A, AGMC Insured, 6.00%, 10/01/32	11,405,000	11,531,025
Leesburg Hospital Revenue, Leesburg Regional Medical Center Project, 5.50%, 7/01/32	4,150,000	3,938,973
Marion County Utility System Revenue,
NATL RE, FGIC Insured, 5.00%, 12/01/31	5,000,000	5,007,500
Series A, NATL Insured, 5.00%, 12/01/28	5,000,000	5,091,700
Melbourne Water and Sewer Revenue, Capital Appreciation,
FGIC Insured, ETM, zero cpn., 10/01/26	1,500,000	773,310
Refunding, Series B, NATL RE, FGIC Insured, zero cpn., 10/01/22	1,785,000	949,370
Refunding, Series B, NATL RE, FGIC Insured, zero cpn., 10/01/26	4,500,000	1,831,770
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30	7,000,000	7,029,610
Miami Parking System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39	4,000,000	4,005,400
Miami Special Obligation, Marlins Stadium Project, Series A, AGMC Insured, 5.25%, 7/01/35	5,000,000	4,925,100
Miami Special Obligation Revenue, 5.625%, 1/01/39	15,000,000	15,023,400
Miami-Dade County Aviation Revenue, Miami International Airport,
Hub of the Americas, Refunding, NATL RE, FGIC Insured, 5.375%,10/01/27	5,000,000	5,054,600
Hub of the Americas, Refunding, NATL RE, FGIC Insured, 5.375%,10/01/32	5,000,000	5,009,500
Hub of the Americas, Refunding, Series A, XLCA Insured, 5.00%,10/01/37	10,000,000	9,003,400
Refunding, Series A, 5.375%, 10/01/35	7,500,000	7,559,250
Refunding, Series A, 5.50%, 10/01/36	5,000,000	5,065,850
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	5,770,000	5,554,317
Miami-Dade County GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/33	5,000,000	5,298,550
Miami-Dade County HFA, MFMR, Villa Esperanza Apartments Project,
5.25%, 10/01/19	425,000	425,115
5.40%, 10/01/33	1,490,000	1,366,598
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, NATL Insured, 5.00%, 6/01/35	10,000,000	9,263,300
Miami-Dade County School Board COP, Assured Guaranty, 5.375%, 2/01/34	5,000,000	5,120,650
Miami-Dade County Special Obligation Revenue,
Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%, 4/01/35	5,000,000	4,563,850
sub. bond, Series B, NATL Insured, zero cpn., 10/01/36	5,635,000	938,960
sub. bond, Series C, NATL Insured, zero cpn., 10/01/28	8,305,000	2,515,751
sub. lien, Refunding, Series A, NATL Insured, zero cpn., 10/01/25	22,365,000	9,247,704
Miami-Dade County Water and Sewer Revenue, AGMC Insured, 5.00%, 10/01/39	10,000,000	9,969,000
North Broward Hospital District Revenue, Improvement, Pre-Refunded, 6.00%, 1/15/31	25,530,000	25,954,053
Okaloosa County Water and Sewer Revenue, Refunding, AGMC Insured, 5.00%, 7/01/36	10,000,000	10,023,700
Orange County Health Facilities Authority Revenue,
Adventist Health System Inc., Pre-Refunded, 6.25%, 11/15/24	5,500,000	6,066,335
Hospital, Adventist Health System Inc., Pre-Refunded, 5.625%, 11/15/32	15,000,000	16,511,250
Hospital, Orlando Regional Healthcare System, Pre-Refunded, 6.00%, 12/01/29	6,000,000	6,628,740
Hospital, Orlando Regional Healthcare System, Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	5,000,000	4,908,400
Hospital, Orlando Regional Healthcare System, Refunding, Series C, 5.25%, 10/01/35	4,000,000	3,844,200
Hospital, Orlando Regional Healthcare System, Series B, 5.125%, 11/15/39	5,000,000	4,681,800
Orange County School Board COP, Series A,
Assured Guaranty, 5.50%, 8/01/34	10,000,000	10,368,600
NATL Insured, 5.00%, 8/01/27	12,000,000	12,123,000
Orange County Tourist Development Tax Revenue, Refunding, XLCA Insured, 5.00%, 10/01/31	12,970,000	12,935,759
Orlando Tourist Development Tax Revenue, 6th Cent Contract Payments, senior bond, Series A, Assured Guaranty, 5.25%,
11/01/38	16,740,000	15,934,973
Orlando-Orange County Expressway Authority Revenue,
senior lien, AMBAC Insured, ETM, 7.625%, 7/01/18	265,000	336,982
Series B, AMBAC Insured, 5.00%, 7/01/35	6,135,000	6,057,822
Series C, 5.00%, 7/01/40	10,755,000	10,415,787
Osceola County Tourist Development Tax Revenue, NATL RE, FGIC Insured, 5.00%, 10/01/32	10,000,000	10,001,000
Palm Beach County HFA, MFR, Housing Winsor Park Apartments Project, Series A, 5.90%, 6/01/38	975,000	974,932
Palm Beach County HFAR, Acts Retirement-Life Communities, 5.125%, 11/15/29	3,650,000	3,364,862
Palm Beach County Public Improvement Revenue, 5.00%, 5/01/33	1,000,000	1,014,800
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, 5.50%, 10/01/25	5,000,000	5,357,150
Palm Beach County Water and Sewer Revenue, 5.00%, 10/01/40	5,000,000	5,074,550
Panama City Beach Utility Revenue,
Assured Guaranty, 5.00%, 6/01/39	5,000,000	5,006,850
Refunding, AMBAC Insured, 5.00%, 6/01/27	4,450,000	4,472,739
Refunding, AMBAC Insured, 5.00%, 6/01/32	2,795,000	2,726,690
Pinellas County Health Facilities Authority Revenue, Baycare Health System, AGMC Insured, 5.00%, 11/15/30	11,500,000	11,513,455
Polk County Capital Improvement Revenue, AGMC Insured, Pre-Refunded, 5.75%,12/01/21	2,350,000	2,373,500

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Polk County School Board COP, Series A, AGMC Insured, 5.00%, 1/01/26	4,000,000	4,049,480
Port SI. Lucie Utility Revenue, System,
Capital Appreciation, NATL Insured, Pre-Refunded, zero cpn., 9/01/29	20,000,000	6,957,200
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 9/01/32	5,000,000	1,262,500
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 9/01/33	5,000,000	1,174,300
Refunding, Assured Guaranty, 5.25%, 9/01/35	2,000,000	2,064,020
Refunding, Series A, NATL Insured, 5.00%, 9/01/30	10,000,000	10,179,000
Sarasota Special Obligation Revenue, Capital Appreciation, Refunding, AMBAC Insured, zero cpn.,
11/01/12	1,780,000	1,705,810
11/01/15	2,180,000	1,802,468
South Broward Hospital District Revenue,
Pre-Refunded, 5.60%, 5/01/27	5,000,000	5,389,950
Pre-Refunded, 5.625%, 5/01/32	16,250,000	17,523,025
South Broward Hospital District Obligated Group, Refunding, 5.00%, 5/01/36	7,000,000	6,765,220
South Florida Water Management District COP, AMBAC Insured, 5.00%, 10/01/31	12,050,000	12,067,231
South Lake County Hospital District Revenue, South Lake Hospital Inc., Refunding, 5.25%, 10/01/34	5,000,000	4,782,950
SI. Johns County Water and Sewer Revenue, Capital Appreciation, AMBAC Insured, zero cpn.,
6/01/22	4,000,000	2,263,560
6/01/23	4,255,000	2,263,405
6/01/24	1,500,000	751,215
6/01/25	2,130,000	1,002,548
SI. Lucie West Services District Utility Revenue, senior lien, NATL Insured, 6.125%, 10/01/32	10,000,000	10,184,600
SI. Petersburg Public Utilities Revenue, Series A, 5.00%, 10/01/36	3,180,000	3,213,708
Sunrise Utilities System Revenue,
AMBAC Insured, ETM, 5.20%, 10/01/22	1,050,000	1,237,478
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,500,000	1,640,955
Tallahassee Energy System Revenue, NATL Insured, 5.00%, 10/01/35	1,000,000	1,002,480
Tamarac Sales Tax Revenue, NATL RE, FGIC Insured, 5.00%, 4/01/22	2,490,000	2,547,370
Tamarac Utility System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39	1,585,000	1,587,140
Tampa Bay Water Regional Water Supply Authority Utility System Revenue, 5.00%, 10/01/34	8,000,000	8,123,760
Tampa Bay Water Utility System Revenue,
FGIC Insured, Pre-Refunded, 5.75%, 10/01/29	15,000,000	15,667,500
Series B, NATL RE, FGIC Insured, 5.00%, 10/01/31	10,000,000	10,035,500
Tampa Sports Authority Revenue, Guaranteed Package, Tampa Bay Arena Project, NATL Insured,
6.00%, 10/01/15	1,000,000	1,044,990
6.05%, 10/01/20	1,715,000	1,852,560
6.10%, 10/01/26	2,695,000	2,837,673
Tampa Water and Sewer Revenue, sub. lien, Series A, AMBAC Insured, ETM, 7.25%, 10/01/16	1,105,000	1,314,188
Viera East COD Special Assessment,
Refunding, 7.00%, 5/01/26	6,050,000	6,049,516
Series B, ETM, 6.75%, 5/01/14	3,030,000	3,338,878
Village Center COD Recreational Revenue, Series A, NATL Insured, 5.20%, 11/01/25	10,000,000	8,954,700
Volusia County Educational Facility Authority Revenue, Educational Facilities,
Embry-Riddle Aeronautical University Project, Refunding, Series B, AMBAC Insured, 5.25%, 10/15/22	2,000,000	2,000,320
Stetson University Inc. Project, AMBAC Insured, 5.25%, 6/01/29	5,000,000	5,002,650
West Lake COD, Special Assessment Revenue, NATL Insured, 5.75%, 5/01/17	1,280,000	1,243,904
West Orange Healthcare District Revenue, Series A, 5.65%, 2/01/22	10,850,000	10,974,232
West Palm Beach CRDA Revenue, Northwood Pleasant Community Redevelopment, 5.00%, 3/01/35	1,000,000	875,090
Winter Park Water and Sewer Revenue, Improvement, Refunding, 5.00%, 12/01/34	2,000,000	2,026,020
		1,125,151,009
u.s. Territories 8.4%
Puerto Rico 7.6%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/44	2,100,000	2,153,781
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series B, 6.00%, 7/01/39	15,000,000	15,895,650
Series A, 5.00%, 7/01/29	10,000,000	9,999,600
Series A, 5.00%, 7/01/33	5,000,000	4,926,600
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
Refunding, Series A, NATL Insured, 5.00%, 7/01/38	560,000	531,110
Refunding, Series K, 5.00%, 7/01/30	5,000,000	4,920,100
Series G, 5.00%, 7/01/33	1,500,000	1,450,680
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%, 7/01/46	9,690,000	9,152,496
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	11,250,000	11,116,237
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Revenue, Cogeneration Facility, AES
Puerto Rico Project, 6.625%, 6/01/26	5,900,000	5,923,777

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Puerto Rico PBA Guaranteed Revenue, Government Facilities,
Refunding, Series D, 5.375%, 7/01/33	1,210,000	1,212,928
Series I, 5.00%, 7/01/36	5,000,000	4,678,200
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,
Series A, 6.00%, 8/01/42	8,000,000	8,429,680
Series C, 5.50%, 8/01/40	15,000,000	15,257,400
		95,648,239
u.s. Virgin Islands 0.8%
Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	10,000,000	9,604,700

Total U.S. Territories		105,252,939
Total Municipal Bonds before Short Term Investments (Cost $1,198,529,406)		1,230,403,948

Short Term Investments 0.7%
Municipal Bonds 0.7%
Florida 0.3%
b Florida State Municipal Power Agency Revenue, All Requirements Power Supply Project, Refunding, Series C, Daily VRDN
and Put, 0.28%, 10/01/35	2,900,000	2,900,000
bJacksonvilie Health Facilities Authority Hospital Revenue, Baptist Medical Center, Daily VRDN and Put, 0.31%, 8/15/34	400,000	400,000
		3,300,000
u.s. Territories 0.4%
Puerto Rico 0.4%
b Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, Daily VRDN and Put, 0.22%, 7/01/32	5,435,000	5,435,000

Total Short Term Investments (Cost $8,735,000)		8,735,000
Total Investments (Cost $1,207,264,406) 99.3%		1,239,138,948
other Assets, less Liabilities 0.7%		8,502,072
Net Assets 100.0%		$1,247,641,020

a Security purchased on a when-issued basis. bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust

Statement of Investments, November 30,2010 (unaudited) (continued)

ABBREVIATIONS

Selected Portfolio

AGMC	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
COO	- Community Development District
COP	- Certificate of Participation
CROA	- Community Redevelopment Authority/Agency
ETM	- Escrow to Maturity
FGIC	- Financial Guaranty Insurance Co.
FHA	- Federal Housing Authority/Agency
FICO	- Financing Corp.
FNMA	- Federal National Mortgage Association
GNMA	- Government National Mortgage Association
GO	- General Obligation
HFA	- Housing Finance Authority/Agency
HFAR	- Housing Finance Authority Revenue
HFC	- Housing Finance Corp.
lOA	- Industrial Development Authority/Agency
IOAR	- Industrial Development Authority Revenue
MFHR	- Multi-Family Housing Revenue
MFMR	- Multi-Family Mortgage Revenue
MFR	- Multi-Family Revenue
NATL	- National Public Financial Guarantee Corp.
NATL RE	- National Public Financial Guarantee Corp.
PBA	- Public Building Authority
PCR	- Pollution Control Revenue
PFAR	- Public Financing Authority Revenue
SFMR	- Single Family Mortgage Revenue
XLCA	- XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited)

Franklin Georgia Tax-Free Income Fund
Municipal Bonds 98.1%
Georgia 91.2%
Athens-Clarke County Unified Government Water and Sewer Revenue,
5.625%, 1/01/33	$10,000,000	$10,733,500
5.50%, 1/01/38	5,000,000	5,269,500
Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien,
Refunding, Series C, AGMC Insured, 5.00%, 1/01/33	5,000,000	5,004,650
Series J, AGMC Insured, 5.00%, 1/01/34	5,000,000	5,001,600
Atlanta Airport Revenue, General, Series A, 5.00%, 1/01/40	9,000,000	8,850,600
Atlanta Development Authority Educational Facilities Revenue, Science Park LLC Project, 5.00%, 7/01/32	3,000,000	2,908,470
Atlanta Development Authority Revenue,
TuffYamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%,1/01/26	2,555,000	2,468,258
Yamacraw Design Center Project, Series A, NATL Insured, Pre-Refunded, 5.125%, 1/01/23	4,150,000	4,344,967
Atlanta GO, Refunding, Assured Guaranty, 5.25%, 12/01/23	2,000,000	2,204,760
Atlanta Public Safety and Judicial Facilities Authority Revenue, Public Safety Facility Project, AGMC Insured, 5.00%,
12/01/26	1,140,000	1,200,853
Atlanta Tax Allocation, Atlantic State Project, Refunding, Assured Guaranty, 5.00%, 12/01/23	1,000,000	1,012,350
Atlanta Urban Residential Finance Authority MFHR, Fulton Cotton Mill, GNMA Secured,
6.00%, 5/20/17	710,000	710,348
6.125%, 5/20/27	1,560,000	1,560,764
Atlanta Water and Wastewater Revenue,
Refunding, Series A, 6.00%, 11/01/28	5,055,000	5,532,546
Refunding, Series A, NATL Insured, 5.00%, 11/01/33	8,000,000	7,999,680
Series A, AGMC Insured, 5.50%, 11/01/27	5,000,000	5,299,700
Augusta Richmond County Coliseum Authority Revenue, Coliseum and Tee Center Project, 5.00%, 10/01/30	2,500,000	2,620,525
Augusta Water and Sewer Revenue,
AGMC Insured, 5.25%, 10/01/39	3,000,000	3,093,000
Refunding, AGMC Insured, 5.00%, 10/01/32	5,000,000	5,085,250
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center,
5.25%, 12/01/22	2,500,000	2,261,775
5.375%, 12/01/28	2,000,000	1,675,700
Bartow County Development Authority PCR, Georgia Power Co., First Series, 5.10%, 6/01/23	5,000,000	5,088,200
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue, MGC Real Estate Foundation II
LLC Project, 5.00%, 7/01/33	3,500,000	3,367,000
Brunswick and Glynn County Joint Water and Sewer Commission Revenue, Refunding, Series C, AGMC Insured, 5.00%,
6/01/33	2,045,000	2,088,415
Bulloch County Development Authority Lease Revenue, Georgia Southern University, XLCA Insured, 5.00%, 8/01/27	5,000,000	5,061,350
Burke County Development Authority PCR, Oglethorpe Power Corp., Vogtle Project,
Series B, 5.50%, 1/01/33	5,000,000	5,153,300
Series E, 7.00%, 1/01/23	5,000,000	5,789,650
Camden County Public Service Authority Revenue, Sl. Mary's Project, Refunding, 4.50%,
12/01/31	1,200,000	1,174,464
12/01/32	1,000,000	968,760
Carroll City-County Hospital Authority Revenue, Anticipation Certificates, Tanner Medical Center Inc. Project,
5.00%, 7/01/40	5,000,000	4,849,600
Assured Guaranty, 5.00%, 7/01/38	5,000,000	4,647,050
Cherokee County GO, 5.00%, 4/01/26	1,000,000	1,092,390
Cherokee County Water and Sewer Authority Revenue,
AGMC Insured, 5.00%, 8/01/35	3,000,000	3,061,020
NATL Insured, 6.90%, 8/01/18	10,000	10,043
Water and Sewer, Refunding, 5.00%, 8/01/27	2,000,000	2,158,860
Water and Sewer, Refunding, 5.00%, 8/01/28	2,030,000	2,174,435
Clayton County Development Authority Revenue, Refunding, Series A, NATL Insured, 5.00%, 8/01/23	2,310,000	2,464,885
Clayton County MFHR, Pointe Clear Apartments Project, AGMC Insured, 5.70%, 7/01/23	930,000	930,539
Cobb County Development Authority Parking Revenue, Kennesaw State University Foundation Inc. Project, NATL Insured,
5.00%,7/15/29	2,000,000	2,017,660
Cobb County Development Authority University Facilities Revenue, Kennesaw State University Foundations Project, Series
D, NATL Insured, 5.00%, 7/15/29	5,000,000	4,744,200
Columbia County Water and Sewer Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 6/01/24	1,010,000	1,143,552
Refunding, 4.50%, 6/01/33	4,015,000	3,931,528
Refunding, AGMC Insured, 5.00%, 6/01/24	120,000	127,128

Quarterly Statement ofInvestments

See Notes to Statements ofInvestments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Columbus Water and Sewer Revenue, AGMC Insured, 5.00%, 5/01/29	2,500,000	2,582,375
Coweta County Development Authority Revenue, Piedmont Healthcare Project, 5.00%, 6/15/40	5,000,000	4,857,150
Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty,
5.25%, 9/01/30	1,750,000	1,767,588
5.50%, 9/01/37	5,000,000	5,155,250
Decatur County School Building Authority Revenue, High School Project, AGMC Insured, 5.00%, 10/01/32	1,500,000	1,530,315
DeKalb County Public Safety and Judicial Facilities Authority Revenue, Public Safety and Judicial Facility Project, 5.00%,
12/01/29	2,000,000	2,068,680
DeKalb County School District COP, Georgia School Boards Assn. Inc., AMBAC Insured, 5.00%, 12/01/27	4,285,000	4,469,598
DeKalb County Water and Sewer Revenue, Refunding, Series B, AGMC Insured, 5.00%, 10/01/35	7,000,000	7,368,410
DeKalb Newton and Gwinnett Counties Joint Development Authority Revenue, Georgia Gwinnett College Student Centre
LLC Project, 5.50%, 7/01/34	3,000,000	2,855,400
DeKalb Private Hospital Authority Revenue Anticipation Certificates, Children's Healthcare, Refunding, 5.25%, 11/15/39	5,000,000	5,103,650
Douglasville-Douglas County Water and Sewer Authority Revenue, NATL Insured, 5.00%,
6/01/29	3,410,000	3,514,721
6/01/32	2,225,000	2,282,005
East Point Building Authority Revenue, Water and Sewer Project, Series A, XLCA Insured, 5.00%, 2/01/34	5,480,000	4,374,903
Fayette County PFAR, Criminal Justice Center Project, Refunding, 5.00%, 6/01/26	3,000,000	3,048,240
Fayette County School District GO, AGMC Insured,
4.75%,3/01/21	1,355,000	1,438,780
4.95%, 3/01/25	1,000,000	1,047,380
Forsyth County Water and Sewerage Authority Revenue, AGMC Insured, 5.00%, 4/01/32	5,000,000	5,208,700
Fulton County Development Authority Revenue,
Georgia Tech Facilities Project, Series A, 5.00%, 6/01/41	3,500,000	3,531,605
Georgia Tech Foundation Funding, Series A, 5.00%, 11/01/31	3,000,000	3,052,230
Georgia Tech Foundation Funding SAC II Project, Series A, 5.25%, 11/01/30	5,000,000	5,105,200
Georgia Tech Foundation Inc., Series A, 5.00%, 11/01/27	1,060,000	1,146,199
Georgia Tech Foundation Inc., Series A, 5.00%, 11/01/28	1,200,000	1,288,236
Molecular Science Building Project, NATL Insured, 5.00%, 5/01/25	2,240,000	2,360,355
Morehouse College Project, Refunding, AMBAC Insured, 5.00%, 12/01/27	5,000,000	5,166,750
Piedmont Healthcare, Refunding, Series A, 5.25%, 6/15/37	5,000,000	5,103,300
Tech Facilities Project, Refunding, Series A, 5.00%, 6/01/34	4,000,000	4,055,240
Fulton County Water and Sewer Revenue, NATL RE, FGIC Insured, 5.00%, 1/01/30	2,500,000	2,543,375
Gainesville and Hall County Hospital Authority Revenue, Anticipation Certificates,
Northeast Georgia Health System Inc. Project, Pre-Refunded, 5.50%, 5/15/31	2,500,000	2,557,600
Northeast Georgia Healthcare Project, Series A, 5.375%, 2/15/40	5,000,000	4,776,550
Georgia Municipal Assn. Inc. COP, City Court Atlanta Project, AMBAC Insured, 5.25%, 12/01/26	2,000,000	2,001,380
Georgia Municipal Electric Authority Power Revenue, Series W,
6.60%, 1/01/18	955,000	1,109,806
ETM, 6.60%, 1/01/18	45,000	50,952
Georgia Municipal Gas Authority Gas Revenue, City ofToccoa Project, AMBAC Insured, 5.00%, 6/01/24	1,000,000	1,000,840
Georgia Private Colleges and Universities Authority Student Housing Revenue, Mercer Housing Corp. Project, Series A,
6.00%, 6/01/24	2,550,000	2,481,124
Georgia School Board Assn. Inc. COP, DeKalb County Public School Project, NATL Insured, 5.00%, 12/01/25	2,600,000	2,589,132
Georgia State GO, Series B, 5.00%, 7/01/28	3,225,000	3,493,094
Georgia State HFAR,
MF, Lake Vista Apartments Project, Series A, AGMC Insured, 5.95%, 1/01/27	1,000,000	1,000,960
SFM, Series A, 5.375%, 6/01/39	1,950,000	1,994,226
SFM, Series C, 5.00%, 12/01/27	1,000,000	1,016,560
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation I LLC Project,
6.00%, 6/15/34	5,000,000	5,304,100
Assured Guaranty, 5.625%, 6/15/38	3,000,000	3,106,920
Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates, Southeast Georgia Health System Project,
Series A, 5.625%, 8/01/34	5,000,000	5,122,950
Gwinnett County Development Authority COP, Gwinnett County Public Schools Project,
NATL Insured, Pre-Refunded, 5.00%, 1/01/24	8,500,000	9,527,905
Refunding, NATL Insured, 5.25%, 1/01/22	3,000,000	3,451,800
Refunding, NATL Insured, 5.25%, 1/01/24	2,000,000	2,287,7 40
Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital System Inc. Project,
Series B, NATL Insured, Pre-Refunded, 5.30%, 9/01/27	3,750,000	4,034,850
Series D, AGMC Insured, 5.50%, 7/01/37	4,000,000	3,928,560
Gwinnett County School District GO,
5.00%, 2/01/32	4,125,000	4,366,271
5.00%, 2/01/36	5,815,000	6,110,809
Pre-Refunded, 5.00%, 2/01/32	875,000	1,033,935

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Refunding, 5.00%, 2/01/29	5,000,000	5,507,850
Gwinnett County Water and Sewer Authority Revenue, Pre-Refunded, 5.25%, 8/01/25	2,795,000	3,011,417
Habersham County Hospital Authority Revenue, Anticipation Certificates, XLCA Insured, 5.00%, 12/01/27	2,015,000	1,879,532
Habersham County School District GO, NATL Insured, 5.00%, 4/01/28	2,750,000	2,860,550
Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project, Refunding, AMBAC Insured, 6.00%, 7/01/29	5,000,000	5,034,800
Hogansville Combined Public Utility System Revenue, Refunding, AGMC Insured, 6.00%, 10/01/23	3,300,000	4,113,219
Jackson County School District GO, NATL Insured, 5.00%, 3/01/25	3,000,000	3,194,190
LaGrange-Troup County Hospital Authority Revenue, Series A, 5.50%, 7/01/38	4,000,000	4,117,080
Lincoln County School District GO, 5.50%, 4/01/37	2,200,000	2,400,706
Macon-Bibb Country Hospital Authority Revenue, Revenue Anticipation Certificates, Medical Center of Georgia, 5.00%,
8/01/35	5,000,000	4,950,700
Main Street Natural Gas Inc. Gas Project Revenue, Series A, 5.50%, 9/15/27	5,000,000	4,913,600
Marietta GO, Park and Recreation Facilities, Series D, 5.00%, 1/01/30	1,500,000	1,603,770
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System,
Assured Guaranty, 6.375%, 8/01/29	4,000,000	4,325,040
Refunding, AGMC Insured, 5.00%, 8/01/41	5,000,000	4,788,150
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Third Indenture, Refunding, Series B, AGMC Insured,
5.00%, 7/01/37	10,000,000	10,179,000
Monroe County Development Authority PCR, Oglethorpe Power Co., Scherer Project, Refunding, Series A, 6.80%, 1/01/12	1,500,000	1,581,330
Municipal Electric Authority Revenue,
General Resolution Projects, sub. note, Refunding, Series D, 5.50%, 1/01/26	5,000,000	5,357,650
Project 1, sub. bond, Series E, NATL Insured, 5.00%, 1/01/25	2,315,000	2,389,196
Newton County IDAR, Georgia Perimeter College Foundation Real Estate Newton, CIFG Insured, 5.00%, 6/01/24	3,150,000	3,236,719
Paulding County GO, Courthouse, NATL RE, FGIC Insured, 5.00%, 2/01/32	4,000,000	4,171,920
Paulding County School District GO, 5.00%, 2/01/33	4,000,000	4,097,680
Peach County Development Authority Student Housing Facilities Revenue, Fort Valley State University Foundation Property
LLC, AMBAC Insured, 5.00%, 6/01/34	3,000,000	2,927,100
Private Colleges and Universities Authority Revenue,
Emory University, Refunding, 5.00%, 9/01/35	15,350,000	15,698,138
Emory University, Refunding, Series C, 5.25%, 9/01/39	5,000,000	5,279,350
Mercer University Project, Refunding, Series A, 5.375%, 10/01/29	2,000,000	1,938,840
Richmond County Development Authority Educational Facilities Revenue, Augusta State University Jaguar Student Center,
Series A, XLCA Insured, 5.00%, 7/01/29	1,000,000	1,010,960
Richmond County Development Authority Solid Waste Disposal Revenue, International Paper Co. Project, 5.80%, 12/01/20	1,500,000	1,503,360
Rockdale County Water and Sewer Authority Revenue, AGMC Insured, 5.00%, 7/01/29	4,000,000	4,113,400
Savannah EDA Revenue, Armstrong Center LLC Project, Series A, XLCA Insured, 5.00%, 12/01/30	1,500,000	1,473,945
South Fulton Municipal Regional Water and Sewer Authority Water Revenue, NATL Insured, Pre-Refunded, 5.00%, 1/01/33	3,500,000	3,805,340
Suwanee GO, NATL Insured, Pre-Refunded, 5.25%, 1/01/32	3,000,000	3,153,300
Thomasville Hospital Authority Revenue, Anticipation Certificates, John D Archbold,
5.25%, 11/01/35	1,000,000	959,720
5.375%, 11/01/40	5,000,000	4,713,100
Upper Oconee Basin Water Authority Revenue, Refunding, NATL Insured, 5.00%, 7/01/26	1,000,000	1,055,120
Valdosta and Lowndes County Hospital Authority Revenue, Certificates, South Georgia Medical Center Project,
5.00%, 10/01/33	2,000,000	1,850,720
AMBAC Insured, 5.25%, 10/01/27	3,000,000	3,006,000
Walton County Water and Sewer Authority Revenue,
Hard Labor Creek Project, AGMC Insured, 5.00%, 2/01/33	5,000,000	5,083,900
Oconee, Hard Creek Resources Project, AGMC Insured, 5.00%, 2/01/38	3,845,000	3,911,865
Refunding and Improvement, NATL Insured, 6.00%, 2/01/21	750,000	752,603
Ware County Hospital Authority Revenue, Anticipation Certificates, NATL Insured, 5.25%, 3/01/25	3,000,000	2,929,230
Woodstock Urban RDA Revenue, Water and Sewer System, Assured Guaranty, 5.00%, 2/01/30	2,920,000	3,019,572
		463,156,186
u.s. Territories 6.9%
Puerto Rico 6.9%
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, 6.00%, 7/01/39	5,000,000	5,298,550
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series L, NATL
Insured, 5.25%, 7/01/35	10,000,000	9,7 43,700
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	5,000,000	4,940,550
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,
Series A, 5.375%, 8/01/39	10,000,000	10,074,800
Series C, 5.50%, 8/01/40	5,000,000	5,085,800
Total U.S. Territories		35,143,400
Total Municipal Bonds before Short Term Investments (Cost $489,766,447)		498,299,586

Franklin Tax-Free Trust
Statement of Investments, November 30, 2010 (unaudited) (continued)

Short Term Investments (Cost $900,000) 0.2%
Municipal Bonds 0.2%
u.s. Territories 0.2%
Puerto Rico 0.2%
'Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series S, Daily VRDN and Put, 0.22%, 7/01/32	900,000	900,000
Total Investments (Cost $490,666,447) 98.3%		499,199,586
other Assets, less Liabilities 1.7%		8,397,854
Net Assets 100.0%		$507,597,440

'Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
CIFG	- CDC IXIS Financial Guaranty -
COP	- Certificate of Participation
EDA	- Economic Development Authority
ETM	- Escrow to Maturity
FGIC	- Financial Guaranty Insurance Co.
FICO	- Financial Corp.
GNMA	- Government National Mortgage Association
GO	- General Obligation
HFAR	- Housing Finance Authority Revenue
IDAR	- Industrial Development Authority Revenue
MF	- Multi-Family
MFHR	- Multi-Family Housing Revenue
NATL	- National Public Financial Guarantee Corp.
NATL RE	- National Public Financial Guarantee Corp. Reinsured
PCR	- Pollution Control Revenue
PFAR	- Public Financing Authority Revenue
ROA	- Redevelopment Agency/Authority
SFM	- Single Family Mortgage
XLCA	- XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30,2010	(unaudited)

Franklin High Yield Tax-Free Income Fund

Municipal Bonds 98.5%
Alabama 0.5%
Camden lOB Exempt Facilities Revenue, Weyerhaeuser,
Series A, Pre-Refunded, 6.125%, 12/01/24		$3,000,000	$3,446,700
Series B, Pre-Refunded, 6.375%, 12/01/24		1,750,000	2,001,107
Courtland lOB Environmental Improvement Revenue, International Paper Co. Projects, Refunding, Series B, 6.25%, 8/01/25		2,500,000	2,514,300
Cullman County Health Care Authority GO, Refunding, 7.00%, 2/01/36		7,500,000	7,610,550
Phenix City lOB Environmental Improvement Revenue, MeadWestvaco-Mead Coated Board Project, Refunding, Series B,
6.10%,5/15/30		5,800,000	5,818,038
Prattville lOB Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%, 3/01/33		5,500,000	6,789,805
Prattville Industrial Development Board PCR, Union Camp Corp. Project, Refunding, 5.30%, 9/01/28		10,250,000	10,041,310
Selma IDBR, Gulf Opportunity Zone, International Paper Co., Series A, 5.80%, 5/01/34		3,000,000	3,032,310
			41,254,120
Alaska 0.1%
Alaska Industrial Development and Export Authority Power Revenue, Upper Lynn Canal Regional Power,
5.70%, 1/01112		740,000	742,146
5.80%, 1/01/18		1,495,000	1,488,930
5.875%, 1/01/32		5,730,000	5,164,220
			7,395,296
Arizona 5.1%
Apache County IDA,
lOR, Tucson Electric Power Co. Project, Refunding, Series C, 5.85%, 3/01/26		16,500,000	16,548,180
PCR, Tucson Electric Power Co. Project, Refunding, Series A, 5.85%, 3/01/28		53,150,000	53,306,261
PCR, Tucson Electric Power Co. Project, Refunding, Series B, 5.875%, 3/01/33		33,800,000	33,927,764
Arizona Health Facilities Authority Hospital System Revenue, John C. Lincoln Health Network, Pre-Refunded, 6.375%,
12/01/37		2,500,000	2,799,825
Arizona State COP, Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/21		26,695,000	29,217,144
Casa Grande IDA Hospital Revenue, Casa Grande Regional Medical Center, Series A, 7.25%, 12/01/32		14,500,000	13,438,890
Coconino County PCC Revenue, Tucson Electric Power Navajo, Refunding, Series A, 7.125%, 10/01/32		21,125,000	21,207,599
Downtown Phoenix Hotel Corp. Revenue, sub. bond, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/36		10,000,000	9,313,400
Maricopa County IDA Health Facility Revenue,
Catholic Healthcare West Project, Refunding, Series A, 5.50%, 7/01/26		7,500,000	7,653,075
Catholic Healthcare West Project, Refunding, Series A, ACA Insured, 5.00%, 7/01/16		4,305,000	4,311,630
Maricopa County PCC, PCR,
EI Paso Electric Co. Project, Series A, 7.25%, 4/01/40		20,000,000	22,596,400
Southern California Edison Co., Refunding, Series A, 5.00%, 6/01/35		18,025,000	17,504,438
Various, Public Service Co., Palo Verde, Refunding, Series A, 6.25%, 1/01/38		15,000,000	15,451,050
Navajo County PCC Revenue, Mandatory Put 6/01/16, Series 0, 5.75%, 6/01/34		10,750,000	11,570,870
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40		24,000,000	23,490,960
senior lien, Series A, 5.00%, 7/01/38		15,000,000	14,844,300
Pima County IDAR,
Industrial Development, Tucson Electric Power Co., Series A, 6.375%, 9/01/29		35,000,000	35,767,900
Tucson Electric Power Co. Project, Series A, 6.10%, 9/01/25		10,140,000	10,180,256
Salt Verde Financial Corp. Senior Gas Revenue,
5.25%, 12/01/24		5,450,000	5,525,591
5.25%, 12/01/25		6,000,000	6,049,620
5.00%, 12/01/37		5,000,000	4,439,000
University Medical Center Corp. Hospital Revenue,
6.00%, 7/01/24		250,000	266,895
6.25%, 7/01/29		1,000,000	1,056,290
5.00%, 7/01/35		10,175,000	9,251,415
6.50%, 7/01/39		1,500,000	1,600,350
Yuma County IDA Water and Sewer Exempt Facility Revenue, Water and Sewer, Refunding, Series A, 6.375%, 12/01/37		15,500,000	14,384,930
			385,704,033
Arkansas 0.3%
Arkansas State Development Finance Authority Industrial Facilities Revenue, Potlatch Corp. Projects, Series A, 7.75%,
8/01/25		3,800,000	3,862,244
Baxter County lOR, Aeroquip Corp. Project, Refunding, 5.80%, 10/01/13		2,400,000	2,585,712
Calhoun County Solid Waste Disposal Revenue, Georgia-Pacific Corp. Project, 6.375%, 11/01/26		10,000,000	9,779,700

Quarterly Statement of Investments

See Notes to Statements ofInvestments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Warren Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.00%, 4/01112	3,150,000	3,185,658
		19,413,314
California 19.1%
ABAG 1915 Act Special Assessment, Windemere Ranch AD, 1999-1, Pre-Refunded, 6.375%, 9/02132	9,735,000	10,371,085
Aliso Viejo CFD No. 2005-01 Special Tax, Glenwood at Aliso Viejo, 6.00%, 9/01/38	5,200,000	4,653,688
Anaheim PFAR, Refunding, Series A-2, NATL RE, FGIC Insured, 4.75%, 9/01/29	24,000,000	22,484,640
Azusa Special Tax, Escrow, CFD No. 2005-1, Improvement Area 1, 5.00%, 9/01/37	5,385,000	4,258,189
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding, Series F-1, 5.50%, 4/01/43	29,765,000	31,055,908
Beaumont Financing Authority Local Agency Revenue, Improvement Area No. 19C, Series A, 5.35%, 9/01/36	3,680,000	3,327,898
Beaumont PFAR, Sewer Enterprise Project, Series A, Pre-Refunded, 6.90%, 9/01/23	3,845,000	4,573,166
Calabasas Special Tax, CFD No. 01-1, Refunding, 6.25%, 9/01/31	5,780,000	6,146,741
California County Tobacco Securitization Agency Tobacco Revenue, Asset-Backed, Alameda County, 5.875%, 6/01/35	3,700,000	3,132,013
California Health Facilities Financing Authority Revenue,
Children's Hospital of Orange County, Series A, 6.50%, 11/01/24	5,000,000	5,514,800
Children's Hospital of Orange County, Series A, 6.50%, 11/01/38	8,000,000	8,476,240
Marshall Medical Center, Series A, California Mortgage Insured, 5.00%, 11/01/24	2,295,000	2,290,341
Marshall Medical Center, Series A, California Mortgage Insured, 5.00%, 11/01/29	2,220,000	2,000,842
Marshall Medical Center, Series A, California Mortgage Insured, 5.00%, 11/01/33	3,130,000	2,704,351
California HFAR, Home Mortgage, Series K, 4.70%, 8/01/31	20,000,000	16,611,600
California Infrastructure and Economic Development Bank Revenue, Department of Social Services Administration Building,
AMBAC Insured, 5.00%,
12/01/30	10,300,000	10,248,397
12/01/35	5,000,000	4,806,900
California Municipal Finance Authority Revenue, Harbor Regional Center Project, 8.50%, 11/01/39	5,000,000	5,273,700
California State GO,
'5.25%, 11/01/40	47,000,000	45,821,240
Refunding, 5.25%, 4/01/30	50,000	50,034
Refunding, 5.25%, 4/01/32	40,000	39,997
Various Purpose, 6.00%, 4/01/38	28,725,000	30,239,956
Various Purpose, Refunding, 5.25%, 3/01/30	70,000,000	70,299,600
Various Purpose, Refunding, 6.00%, 3/01/33	26,000,000	27,646,320
Various Purpose, Refunding, 5.50%, 3/01/40	60,000,000	60,556,800
California State Public Works Board Lease Revenue, Trustees of California State University, Series J, 6.00%,
11/01/29	7,365,000	7,829,142
11/01/34	17,560,000	18,410,431
California Statewide CDA Revenue,
American Baptist Home West, Refunding, 6.00%, 10/01/29	3,125,000	3,059,187
American Baptist Home West, Refunding, 6.25%, 10/01/39	5,000,000	4,901,300
Elder Care Alliance, Series A, Pre-Refunded, 8.25%, 11/15/32	13,090,000	15,256,133
Monterey Institute International, 5.50%, 7/01/31	13,240,000	13,855,130
Sl. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	5,000,000	5,024,100
Sl. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	10,000,000	10,018,100
Sutter Health, Refunding, Series A, 5.00%, 11/15/43	25,000,000	23,106,750
Thomas Jefferson School of Law, Refunding, Series A, 7.25%, 10/01/38	11,730,000	12,123,659
California Statewide CDA Special Tax Revenue, CFD 2007-1, Orinda, 6.00%, 9/01/37	10,000,000	8,541,600
Chabot-Las Positas Community College District GO, Capital Appreciation Bonds, Series C, AMBAC Insured, zero cpn.,
8/01/33	21,015,000	4,689,077
8/01/34	10,000,000	2,074,100
8/01/43	31,515,000	3,362,650
8/01/45	34,035,000	3,166,616
Chino CFD Special Tax, No. 03-3, Improvement Area 2,5.00%,9/01/36	2,215,000	1,643,375
Chula Vista CFD Special Tax,
No. 07-1,Otay Ranch Village Eleven, 5.875%, 9/01/34	3,050,000	2,866,116
No. 13-1,Otay Ranch Village Seven, 5.35%, 9/01/36	2,345,000	1,737,575
EI Dorado County CFD Special Tax, Community Facilities District No. 2001-1, Promontory Specific Plan, 6.30%, 9/01/31	3,500,000	3,266,060
Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding,
5.85%, 1/15/23	35,000,000	35,120,050
zero cpn., 1/15/22	49,115,000	22,565,396
zero cpn., 1/15/31	4,000,000	938,160
zero cpn., 1/15/34	4,500,000	822,240
zero cpn., 1/15/36	4,000,000	623,320
Fullerton CFD No.1 Special Tax, Amerige Heights, 6.20%, 9/01/32	3,500,000	3,580,745
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
Asset-Backed, Senior Series A-1, 5.75%, 6/01/47	10,000,000	7,171,200
Asset-Backed, Series A-3, Pre-Refunded, 7.875%, 6/01/42	10,000,000	11,654,400

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45	30,750,000	26,869,042
Enhanced, Series A, AMBAC Insured, 5.00%, 6/01/45	13,250,000	11,577,717
Lake Elsinore 1915 Act Special Assessment, AD No. 93-1, Limited Obligation, Refunding, 7.00%, 9/02/30	7,335,000	7,367,274
Lee Lake Water District CFD No.3 Special Tax, Retreat, 5.95%, 9/01/34	5,000,000	4,338,850
Livermore CFD Special Tax, No. 06-1, Shea Properties, 5.40%, 9/01/36	6,595,000	5,251,071
Los Angeles Department of Airports Airport Revenue,
Los Angeles International Airport, senior bond, Series D, 5.00%, 5/15/40	52,685,000	52,043,297
Senior, Los Angeles International Airport, Refunding, Series A, 5.00%, 5/15/31	10,495,000	10,518,194
Senior, Los Angeles International Airport, Refunding, Series A, 5.00%, 5/15/40	25,500,000	25,036,410
Los Angeles MFR, Refunding,
Series J-1B, 7.125%,1/01/24	90,000	82,587
Series J-1C, 7.125%, 1/01/24	335,000	307,406
Series J-2B, 8.50%, 1/01/24	460,000	420,785
bSeries J-2C, 8.50%, 1/01/24	1,400,000	1,280,650
Los Angeles Regional Airports Improvement Corp. Lease Revenue, Facilities Sublease, Delta Air Lines Inc., Los Angeles
International Airport, Refunding, 6.35%, 11/01/25	12,000,000	11,628,840
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/34	36,625,000	37,146,540
Los Angeles Wastewater System Revenue, Refunding, Series A, NATL Insured, 5.00%, 6/01/30	7,530,000	7,654,094
M-S-R Energy Authority Gas Revenue,
Series B, 6.125%, 11/01/29	30,505,000	32,283,136
Series B, 7.00%, 11/01/34	20,000,000	23,254,200
Series C, 6.50%, 11/01/39	20,000,000	21,801,200
Murrieta 1915 Act Special Tax, CFD No. 2000-1, 6.375%, 9/01/30	4,000,000	3,970,680
Poway USD Special Tax,
CFD No. 10, Area A, 6.10%, 9/01/31	1,995,000	1,939,938
CFD No. 11, Area A, 5.375%, 9/01/28	2,965,000	2,807,381
CFD No. 11, Area A, 5.375%, 9/01/34	2,235,000	1,964,409
CFD No. 14, Del Sur, 5.25%, 9/01/36	7,500,000	6,343,050
Rocklin Special Tax, CFD No. 10, Whitney, 5.00%, 9/01/35	7,315,000	5,535,553
Romoland School District Special Tax, CFD No.1,
Improvement Area 1, 5.35%, 9/01/28	7,015,000	6,448,749
Improvement Area 1, 5.40%, 9/01/36	6,175,000	5,492,354
Improvement Area 2, 5.35%, 9/01/38	7,900,000	5,721,496
Roseville Special Tax, CFD No.1, Westpark, 5.25%, 9/01/25	1,550,000	1,411,678
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/29	10,000,000	10,128,400
San Francisco City and County RDA Lease Revenue, George R. Moscone Center, zero cpn.,
7/01112	4,500,000	4,423,500
7/01113	4,250,000	4,090,455
7/01/14	2,250,000	2,101,320
San Francisco Uptown Parking Corp. Parking Revenue, Union Square, NATL Insured, 6.00%, 7/01/31	8,920,000	9,178,323
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16	22,500,000	22,928,625
Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17	20,000,000	20,201,800
Capital Appreciation, Refunding, Series A, 5.75%, 1/15/23	20,000,000	19,272,400
Capital Appreciation, Refunding, Series A, 5.75%, 1/15/24	20,000,000	19,146,600
junior lien, ETM, zero cpn., 1/01112	30,100,000	29,829,401
junior lien, ETM, zero cpn., 1/01/24	52,700,000	32,418,932
junior lien, ETM, zero cpn., 1/01/25	45,200,000	26,277,924
junior lien, ETM, zero cpn., 1/01/26	131,900,000	72,808,800
junior lien, ETM, zero cpn., 1/01/27	139,100,000	72,319,481
senior lien, 5.00%, 1/01/33	26,930,000	21,506,837
San Mateo County Community College District GO, Election of 2005, Series B, 5.00%, 9/01/38	24,900,000	25,258,062
Santa Clara County GO, 5.00%, 8/01/34	25,000,000	25,959,750
Saugus USD Special Tax, 6.00%, 9/01/33	3,150,000	3,036,222
Seal Beach CFD No. 05-01 Special Tax, Pacific Gateway Business Center, 5.30%, 9/01/36	2,000,000	1,679,880
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway Environmental, Series A, 6.00%,
9/01/36	7,740,000	7,983,346
Southern California Public Power Authority Natural Gas Project Revenue, Project No.1, Series A, 5.25%, 11/01/25	1,000,000	1,007,160
Stockton 1915 Act Special Assessment, Limited Obligation, Mosher AD No. 2003-2, 6.30%, 9/02133	6,000,000	5,906,700
Stockton PFA Lease Revenue, Capital Improvement Projects, Series A,
6.75%,9/01/29	15,905,000	16,154,390
7.00%, 9/01/38	12,175,000	12,484,854
Stockton Special Tax, Spanos Park West CFD No. 2001-1, Pre-Refunded, 6.375%, 9/01/32	4,100,000	4,582,898
Sunnyvale School District GO, Election of 2004, Series C, 5.00%, 9/01/34	21,500,000	21,813,255
Tustin CFD No. 06-01 Special Tax, Legacy/Columbus, Series A, 6.00%, 9/01/36	20,000,000	20,442,200

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Upland CFD No. 2003-2 Special Tax, San Antonio, Improvement Area 1, Series A, 6.00%, 9/01/34	6,520,000	6,203,063
West Sacramento Special Tax, CFD No. 16, Pre-Refunded, 6.00%, 9/01/33	3,000,000	3,178,920
		1,452,811,137
Colorado 3.6%
Colorado Health Facilities Authority Revenue, Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40	20,000,000	19,939,000
Denver City and County Airport Revenue, Series D, 7.75%, 11/15/13	280,000	309,333
Denver City and County Special Facilities Airport Revenue, United Airlines Project, Refunding, Series A, 5.25%, 10/01/32	27,365,000	22,280,583
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%,
12/01/30	15,000,000	12,830,100
12/01/35	15,000,000	12,333,750
Denver Health and Hospital Authority Healthcare Revenue, Series A, Pre-Refunded, 6.25%, 12/01/33	4,000,000	4,769,000
E-470 Public Highway Authority Revenue,
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 9/01/37	15,720,000	2,245,602
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 9/01/38	20,000,000	2,649,400
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 9/01/39	30,000,000	3,684,600
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/28	15,000,000	4,356,900
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/29	10,000,000	2,670,200
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/30	17,300,000	4,256,146
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/31	10,000,000	2,273,300
Series C, 5.375%, 9/01/26	5,000,000	4,757,300
Eagle County Airport Terminal Corp. Revenue, Series A,
7.00%, 5/01/21	585,000	576,061
7.125%,5/01/31	1,215,000	1,138,832
Eagle County Sports and Housing Facilities Revenue, Vail Associate Project, Refunding, 6.95%, 8/01/19	41,200,000	40,669,344
Littleton MFHR, Riverpoint, Series C, Pre-Refunded, 8.00%, 12/01/29	2,605,000	2,664,342
McKay Landing Metropolitan District No. 002 GO,
Limited Tax, Pre-Refunded, 7.50%, 12/01/19	2,545,000	2,595,900
Sub. Limited Tax, Series A, Pre-Refunded, 7.50%, 12/01/34	2,000,000	2,000,000
Public Authority for Colorado Energy Natural Gas Purchase Revenue,
6.125%, 11/15/23	2,465,000	2,670,581
6.25%, 11/15/28	12,500,000	13,382,625
6.50%, 11/15/38	90,100,000	98,770,323
Superior Metropolitan District NO.1 Special Revenue, Refunding, AMBAC Insured, 5.00%, 12/01/28	7,640,000	7,445,409
b,c ViliagesCastle Rock Metropolitan District NO.4 Revenue, Refunding, 8.50%, 6/01/31	3,000,000	2,884,500
		274,153,131
Connecticut 1.0%
Connecticut State Development Authority PCR,
Connecticut Light and Water, Refunding, Series A, 5.85%, 9/01/28	53,825,000	53,884,207
Western Massachusetts Electric Co., Refunding, Series A, 5.85%, 9/01/28	12,500,000	12,574,000
Connecticut State Development Authority Water Facility Revenue, Bridgeport Hydraulic Co. Project, 6.15%, 4/01/35	3,000,000	3,004,260
Connecticut State Health and Educational Facilities Authority Revenue,
Sacred Heart University, Series C, 6.50%, 7/01/16	280,000	281,028
Sl. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20	5,650,000	5,324,447
		75,067,942
District of Columbia 2.0%
District of Columbia Ballpark Revenue, Series B-1, NATL RE, FGIC Insured, 5.00%, 2/01/35	18,000,000	16,803,360
District of Columbia Hospital Revenue, Children's Hospital Obligation Group, Assured Guaranty, 5.25%, 7/15/38	11,000,000	10,872,840
District of Columbia Revenue,
Capital Appreciation, Georgetown University, Growth and Income Securities, AMBAC Insured, zero cpn. to 3/31/18,5.00%
thereafter, 4/01/36	27,105,000	15,456,355
The Catholic University America, Refunding, 5.00%, 10/01/34	3,750,000	3,554,775
Deed Tax, Series A, 5.00%, 6/01/40	13,000,000	11,876,540
Methodist Home Issue, 6.00%, 1/01/29	4,750,000	4,204,605
Methodist Home Issue, Series A, 7.375%, 1/01/30	2,525,000	2,541,918
Methodist Home Issue, Series A, 7.50%, 1/01/39	4,150,000	4,174,111
District of Columbia Tobacco Settlement FICO Revenue,
Asset-Backed Bonds, Refunding, 6.50%, 5/15/33	22,000,000	22,220,000
Capital Appreciation, Asset-Backed Bonds, Series A, zero cpn., 6/15/46	175,000,000	5,724,250
Capital Appreciation, Asset-Backed Bonds, Series B, zero cpn., 6/15/46	66,000,000	2,086,920
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, Capital Appreciation, second lien, Series C,
Assured Guaranty, zero cpn. to 10/01/16, 6.50% thereafter, 10/01/41	60,000,000	44,037,600

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Washington Convention and Sports Authority Dedicated Tax Revenue, Senior Lien Convention Center Hotel Project, Series
A, 5.00%, 10/01/40	10,000,000	9,395,600
		152,948,874
Florida 5.9%
Bartram Springs COD Special Assessment, Refunding, 4.75%, 5/01/34	4,520,000	3,534,324
Beacon Tradeport COD Special Assessment, Commercial Project, Series A, Pre-Refunded,
6.00%,5/01/16	16,350,000	16,734,552
6.20%, 5/01/22	23,590,000	24,164,417
Brevard County Health Facilities Authority Health Care Facilities Revenue, Health First Inc. Project, 7.00%, 4/01/39	6,500,000	7,121,010
Brooks of Bonita Springs COD Capital Improvement Revenue 6.85%, 5/01/31	1,285,000	1,289,330
Capital Region COD Capital Improvement Revenue, Series A-2, 6.85%, 5/01/31	2,165,000	2,173,725
Championsgate COD Capital Improvement Revenue, Series A, 6.25%, 5/01/20	2,040,000	1,804,400
Citizens Property Insurance Corp. Revenue, High-Risk Account, Senior Secured, Series A-1, 6.00%, 6/01/17	25,000,000	27,460,250
Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.375%, 8/15/32	10,550,000	10,604,438
East Homestead COD Special Assessment Revenue, 5.45%, 5/01/36	1,425,000	1,196,729
Escambia County Environmental Improvement Revenue , International Paper Co. Projects, Series A, 9.50%, 3/01/33	7,975,000	9,975,210
Florida State Board of Education Capital Outlay GO, Public Education, Refunding, Series O, 6.00 , 6/01/23	5,000,000	6,108,450
Halifax Hospital Medical Center Hospital Revenue, Refunding and Improvement, Series A, 5.375% 6/01/46	18,000,000	16,752,420
Hawk's Point COD Special Assessment, Hawk's Point Community Development, Series A, 5.30%, 5/01/39	1,370,000	1,031,363
Hillsborough County IDA, PCR Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,314,905
Hillsborough County IDAR, Refunding, Series B, 5.25%,
10/01/28	1,500,000	1,442,790
10/01/34	7,250,000	6,693,998
Indian Trace COD, GO, Water Management Special Benefit, sub. lien, Refunding, Series B, 8.25%, 5/01/11	2,440,000	2,448,760
Indian Trace Development District Special Assessment, Isles at Weston Project, 5.50%, 5/01/33	2,690,000	2,274,153
Indigo COD Capital Improvement Revenue, Refunding,
Series A, 7.00%, 5/01/31	865,000	740,250
b Series C, 7.00%, 5/01/30	4,460,000	3,7 47,247
Islands at Doral COD Special Assessment, 6.125%, 5/01/24	1,585,000	1,539,114
Lake Ashton COD Revenue, Series A, 7.40%, 5/01/32	1,355,000	1,370,162
Lakeland Retirement Community Revenue, first mortgage, Carpenters Estates, Accredited Investors, Refunding,
5.875%, 1/04/19	1,350,000	1,350,351
6.25%, 1/01/28	1,230,000	1,162,190
6.375%, 1/01/43	2,250,000	2,026,395
Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway, Series B, CIFG Insured, 5.00%, 10/01/30	11,505,000	11,533,532
Mediterra North COD Capital Improvement Revenue, Series A, 6.80%, 5/01/31	7,345,000	7,349,260
Mediterra South COD Capital Improvement Revenue,
6.85%, 5/01/31	2,210,000	2,205,005
Series B, 6.95%, 5/01/31	6,665,000	6,657,202
b,d Mediterranea COD Special Assessment, Series A, 5.60%, 5/01/37	1,480,000	666,000
Miami-Dade County Aviation Revenue, Miami International Airport, Refunding, Series A, 5.50%, 10/01/41	20,850,000	21,053,288
Miami-Dade County Educational Facilities Authority Revenue, University of Miami, Refunding, Series B, AMBAC Insured,
5.25%, 4/01/27	10,995,000	11,499,011
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	30,270,000	29,138,507
Miami-Dade County School Board COP, Series B, Assured Guaranty, 5.00%, 5/01/33	14,310,000	14,432,780
Midtown Miami Community Development Special Assessment Revenue
Series A, 6.25%, 5/01/37	7,500,000	6,859,950
Series B, 6.50%, 5/01/37	3,875,000	3,306,809
Mount Dora Country Club COD Special Assessment Revenue 7.75%, 5/01/13	145,000	146,538
Northern Palm Beach County 10 Revenue, Water Control and Improvement, Unit of Development No. 43,
6.10%,8/01/21	145,000	141,769
Pre-Refunded, 6.10%, 8/01/21	1,960,000	2,050,395
Northern Palm Beach County 10 Special Assessment, Water Control and Improvement Bonds, Unit of Development No. 46,
Series A, 5.35%, 8/01/41	800,000	665,464
Orange County Health Facilities Authority Revenue, Hospital, Adventist Health System Inc., Pre-Refunded, 5.625%,
11/15/32	10,000,000	11,007,500
Orlando-Orange County Expressway Authority Revenue, Series C, 5.00%, 7/01/40	21,000,000	20,337,660
Palm Glades COD Revenue, Special Assessment, Series A, 5.30%, , 5/01/36	1,200,000	676,500
Parklands West COD Revenue, Special Assessment Series A, 6.90%, 5/01/32	2,580,000	2,562,688
Pelican Marsh COD Special Assessment Revenue, Series A,
7.10%,5/01/20	2,470,000	2,484,869
7.20%,5/01/31	5,775,000	5,805,088
Pensacola Airport Revenue, Airport Revenue Bonds, Refunding, 6.00%, 10/01/28	7,000,000	7,077,630
Poinciana COD Special Assessment, Series A, 7.125%, 5/01/31	9,795,000	9,532,690
Port Sl. Lucie Utility Revenue, System, Refunding, Series A, NATL Insured , 5.00%, 9/01/29	11,025,000	11,261,376

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
b,d Portico COD Capital Improvement Revenue, 5,45%, 5/01/37	2,800,000	1,298,640
b,d Portofino Landings COD Special Assessment, Series A, 5,40%, 5/01/38	2,795,000	1,066,237
Reserve COD Utility Revenue, Stormwater Management, Series A, Pre-Refunded, 6,625%, 12/01/22	3,295,000	3,360,900
River Place St Lucie COD Special Assessment Revenue Series A, 7.625% ,
5/01/21	940,000	875,234
5/01/30	1,590,000	1,417,406
Riverwood COD Special Assessment Revenue, Series A, 7,75%, 5/01/14	360,000	364,928
Somerset County Revenue, Somerset COD, 5,30%, 5/01/37	7,400,000	4,207,122
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Refunding,
4,75%,5/01/32	11,235,000	10,782,230
5,00%, 5/01/36	12,500,000	12,080,750
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Group, 5,00%, 8/15/32	15,000,000	14,939,850
South-Dade Venture COD Special Assessment Revenue, 6,00%, 5/01/24	2,350,000	2,357,967
Stonegate COD Special Assessment Revenue, 6,00%, 5/01/24	1,930,000	1,900,239
Tara COD No, 1 Capital Improvement Revenue, Series A, 7,15%,5/01/31	1,200,000	1,204,500
Venetian COD Capital Improvement Revenue, Series A, 6,75%, 5/01/34	7,955,000	7,328,544
Verandah East COD Revenue, Capital Improvement, Series A, 5,40%, 5/01/37	1,910,000	928,165
Verandah West COD Revenue, Series A, 6,625%, 5/01/33	8,000,000	7,830,480
Village COD No, 8 Special Assessment Revenue, 6,375%, 5/01/38	9,600,000	9,507,264
Village Center COD Recreational Revenue,
sub, bond, Series B, 6,25%, 1/01/13	2,615,000	2,618,818
Sub Series B, 8.25%, 1/01/17	1,425,000	1,428,463
Sub Series C, 7,375%, 1/01/19	1,950,000	1,958,385
Waterchase COD Capital Improvement Revenue, Series A, Pre-Refunded, 6,70%, 5/01/32	2,680,000	2,770,423
Waterlefe COD Capital Improvement Revenue, Series A, 6,95%, 5/01/31	1,065,000	1,069,313
Waters Edge COD Capital Improvement Revenue, 5,30%, 5/01/36	1,700,000	1,264,222
Westchase East COD Capital Improvement Revenue, 7,10%,5/01/21	1,100,000	1,100,198
Winter Garden Village at Fowler Groves COD Special Tax, 5,65%, 5/01/37	1,920,000	1,792,934
		445,965,656
Georgia 3.1%
Atlanta Airport Revenue, General, Series A, 5.00%, 1/01/40	10,000,000	9,834,000
Atlanta Tax Allocation, Princeton Lakes Project, 5.50%, 1/01/31	1,035,000	918,728
Atlanta Water and Wastewater Revenue, Refunding,
Series A, 6.25%, 11/01/34	30,000,000	32,803,800
Series B, AGMC Insured, 5.25%, 11/01/34	30,000,000	30,662,400
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%, 12/01/28	1,470,000	1,231,640
Burke County Development Authority PCR, Oglethorpe Power Corp., Vogtle Project,
Series C, 5.70%, 1/01/43	55,000,000	57,136,200
Series E, 7.00%, 1/01/23	25,000,000	28,948,250
Floyd County Development Authority Environmental Improvement Revenue, Temple-Inland Inc., Refunding, 5.70%, 12/01/15	1,575,000	1,617,635
Forsyth County Hospital Authority Revenue, Anticipation Certificate, Georgia Baptist Health Care System Project, ETM,
6.25%, 10/01/18	5,070,000	5,890,478
6.375%, 10/01/28	8,000,000	9,991,120
Fulton County Residential Care Revenue, Lenbrook Project, Series A, 5.00%, 7/01/27	5,000,000	3,584,750
Gainesville RDA Educational Facilities Revenue, Riverside Military Academy, Refunding, 5.125%, 3/01/37	6,500,000	4,658,550
Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project, Refunding, NATL Insured, 5.00%, 7/01/34	15,000,000	14,978,700
Main Street Natural Gas Inc. Gas Project Revenue, Series A, 5.50%,
9/15/25	5,000,000	5,075,500
9/15/28	10,000,000	9,7 44,600
McDuffie County Development Authority Waste Disposal Revenue, Temple-Inland Forest Products, 6.95%, 12/01/23	5,120,000	5,162,342
Richmond County Development Authority Environmental Improvement Revenue, International Paper Co. Project, Series A,
6.25%, 11/01/33	7,000,000	7,290,430
Savannah EDA Revenue, Recovery Zone Facility, International Paper Co. Project, Series A, 6.25%, 11/01/33	4,865,000	5,066,849
		234,595,972
Hawaii 0.1%
Hawaii State Department of Budget and Finance Special Purpose Revenue, Hawaiian Electric Co. and Subsidiary, 6.50%,
7/01/39	7,500,000	8,108,175

Idaho 0.5%
Idaho Health Facilities Authority Revenue, St Luke's Health System Project, Series A, 6.75%, 11/01/37	12,500,000	13,557,375
Nez Perce County PCR,
Potlatch 84,7.00%, 12/01/14	5,000,000	5,218,950

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Potlatch Corp. Project, Refunding, 6.00%, 10/01/24	22,500,000	22,497,300
		41,273,625
Illinois 5.3%
Antioch Village Special Service Area No.1 Special Tax, Deercrest Project, 6.625%, 3/01/33	3,218,000	2,573,306
Bolingbrook Special Service Area No.1 Special Tax, Augusta Village Project, Pre-Refunded,
6.25%, 3/01/32	3,588,000	3,877,516
6.75%,3/01/32	5,163,000	5,548,160
Bolingbrook Special Service Area No.2 Special Tax, Bloomfield West Project, Series A, Pre-Refunded,
6.625%,3/01/31	4,265,000	4,389,538
7.00%,3/01/31	4,717,000	4,882,095
Bolingbrook Special Service Area No.3 Special Tax, Lakewood Ridge Project, Pre-Refunded, 7.05%, 3/01/31	5,566,000	5,767,211
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project,
6.00%, 11/01/35	1,500,000	1,548,525
5.50%, 11/01/40	3,570,000	3,389,929
Bryant PCR, Central Illinois Light Co. Project, Refunding, NATL Insured, 5.90%, 8/01/23	11,000,000	11,032,780
Cary Special Tax, Refunding, Radian Insured, 5.00%, 3/01/30	3,035,000	2,719,754
Chicago Board of Education GO, Refunding, 5.00%, 12/01/31	12,500,000	12,539,000
Chicago GO, Refunding, Series A, AGMC Insured, 5.00%, 1/01/27	34,105,000	35,414,632
Chicago O'Hare International Airport Revenue,
5.00%, 1/01/40	20,430,000	19,525,360
General Airport Third Lien, Series A, NATL RE, FGIC Insured, 5.00%, 1/01/33	15,000,000	14,860,800
Passenger Facility, Series B, 5.00%, 1/01/35	12,555,000	12,128,255
Refunding, Series A, AGMC Insured, 5.00%, 1/01/38	16,500,000	16,306,290
Cook County GO, Refunding,
Series A, 5.25%, 11/15/33	8,720,000	8,930,239
Series G, 5.00%, 11/15/28	50,000,000	51,662,000
Gilberts Special Service Area No.9 Special Tax, Big Timber Project, Pre-Refunded, 7.75%, 3/01/27	6,000,000	6,227,160
Hampshire Special Service Area No. 14 Special Tax, Lakewood Crossing Subdivision, 5.95%, 3/01/36	7,785,000	6,248,241
Illinois Finance Authority Revenue,
Institute Technology, 6.50%, 2/01/23	1,000,000	1,075,150
Institute Technology, 7.125%, 2/01/34	1,500,000	1,635,750
Lutheran Hillside Village, Refunding, 5.25%, 2/01/37	7,500,000	6,698,175
Navistar International, Recovery Zone Facility, 6.50%, 10/15/40	8,500,000	8,579,220
Resurrection Health Care, Series A, AGMC Insured, 5.25%, 5/15/29	15,500,000	15,518,445
Riverside Health System, 6.25%, 11/15/35	5,000,000	5,219,000
Roosevelt University Project, Refunding, 6.50%, 4/01/39	15,000,000	15,663,300
Rush University Medical Center Obligation Group, Series B, 7.25%, 11/01/38	10,000,000	10,948,700
Sherman Health System, Series A, 5.50%, 8/01/37	17,240,000	15,591,166
Illinois Finance Authority Water Facility Revenue, American Water Capital Corp. Project, 5.25%,
10/01/39	6,050,000	5,857,549
5/01/40	7,000,000	6,775,650
Illinois Health Facilities Authority Revenue,
Sarah Bush Lincoln Health Center, Refunding, Series B, 6.00%, 2/15/11	735,000	737,440
Thorek Hospital and Medical Center, Refunding, 5.375%, 8/15/28	8,595,000	8,360,013
Illinois State Development Finance Authority PCR, Ameren Corp. and Central Illinois Public Service Co., Refunding, Series
A, 5.50%, 3/01/14	3,515,000	3,524,666
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention Center, ETM, 7.00%,
7/01/26	7,500,000	10,084,800
Minooka Special Assessment, Improvement, Prairie Ridge Project, 6.875%, 3/01/33	3,000,000	2,437,350
Montgomery Special Assessment, Improvement, Lakewood Creek Project, Pre-Refunded, 7.75%, 3/01/30	4,632,000	4,777,769
Otter Creek Water Reclamation District Kane County GO, Separate Waterworks and Sewage System, Refunding, XLCA
Insured, 5.00%, 1/01/39	4,500,000	4,210,335
Plano Special Service Area No.2 Special Tax, Lakewood Springs Project, Series B, 6.375%, 3/01/34	7,820,000	7,295,669
Southwestern Development Authority Revenue, Anderson Hospital, 5.625%, 8/15/29	2,425,000	2,284,423
University of Illinois University Revenues, Auxiliary Facilities System, Refunding, NATL Insured, 5.00%, 4/01/32	22,430,000	22,459,608
Wauconda Special Service Area No.1 Special Tax, Liberty Lakes Project,
6.00%, 3/01/33	4,451,000	3,906,910
6.625%, 3/01/33	5,213,000	4,937,389
Yorkville United City Special Service Area Special Tax,
No. 2003-101, Windell Ridge Project, 6.875%, 3/01/33	3,393,000	2,397,528
No. 2004-104, MPI Grande Reserve Project, 6.375%, 3/01/34	4,222,000	3,141,168

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
No. 2005-108, Autumn Creek Project, 6.00%, 3/01/36	4,852,000	3,634,633
		407,322,597
Indiana 1.6%
Delaware County Hospital Authority Hospital Revenue, Cardinal Health System, 5.25%, 8/01/36	5,000,000	4,301,950
Goshen Industrial Revenue, Greencroft Hospital Assn. Inc., Refunding, 5.75%,
8/15/19	3,000,000	2,823,450
8/15/28	5,000,000	4,244,950
Indiana Health and Educational Facility Financing Authority Hospital Revenue, 5.50%, 3/01/37	8,000,000	7,326,080
Indiana Health and Educational Facility Financing Authority Revenue, Baptist Homes of Indiana, Refunding, 5.25%, 11/15/35	12,000,000	11,016,600
Indiana Health Facility Financing Authority Hospital Revenue,
6.25%, 3/01/25	5,900,000	6,103,550
6.00%, 3/01/34	12,000,000	12,203,400
Community Foundation Northwest Indiana, Refunding, Series A, 6.375%, 8/01/31	11,7 40,000	11,890,624
Community Foundation Northwest Indiana, Series A, Pre-Refunded, 6.375%, 8/01/31	36,760,000	38,521,907
Jackson County Scheck Memorial Hospital, Refunding, 5.125%, 2/15/17	1,500,000	1,501,620
Indiana Municipal Power Agency Power Supply System Revenue, Indiana Municipal Power Agency, Series B, 6.00%,
1/01/39	4,000,000	4,181,840
Indiana State Development Financial Authority Environmental Revenue, Improvement, U.S. Steel Corp., Refunding, 6.00%
12/01/26	5,000,000	5,068,550
Jasper County PCR, Northern Indiana Public Service Co., Refunding, Series C, NATL Insured,
5.60%, 11/01/16	10,000,000	10,840,000
5.85%,4/01/19	5,000,000	5,471,400
		125,495,921
Iowa 0.1%
Iowa Higher Education Loan Authority Revenue, Private College Facility, Upper Iowa University Project, Refunding, 6.00%,
9/01/39	11,000,000	11,103,840

Kansas 0.1%
Kansas State Development Finance Authority Hospital Revenue, Adventist Health, Refunding, 5.75%, 11/15/38	6,250,000	6,705,937

Kentucky 1.4%
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc.,
Refunding, Series C, NATL Insured, 6.10%, 10/01/22	10,650,000	11,289,852
Refunding, Series C, NATL Insured, 6.15%, 10/01/27	3,995,000	4,179,289
Series C, NATL Insured, Pre-Refunded, 6.10%, 10/01/22	5,325,000	6,135,252
Series C, NATL Insured, Pre-Refunded, 6.15%, 10/01/27	6,005,000	6,927,068
Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Owensboro Medical Health System,
Refunding, Series A, 6.50%, 3/01/45	17,500,000	17,497,725
Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian Regional Health Center Facility,
Refunding and Improvement, 5.875%, 10/01/22	6,835,000	6,176,721
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville Arena, Sub Series A-1,
Assured Guaranty, 6.00%, 12/01/42	5,000,000	5,214,150
Louisville and Jefferson County Metropolitan Government College Revenue, Improvement, Bellarmie University Inc. Project,
5.625%, 5/01/29	5,555,000	5,583,664
6.125%, 5/01/39	5,000,000	5,094,100
Louisville and Jefferson County Metropolitan Government Health Facilities Revenue, Jewish Hospital and Sl. Mary's
HealthCare Inc. Project, Refunding, 6.125%, 2/01/37	11,500,000	11,967,935
Ohio County PCR, Big Rivers Electric Corp. Project, Refunding, Series A, 6.00%, 7/15/31	7,500,000	7,523,325
Owen County Waterworks System Revenue, American Water Co. Project, Series A,
6.25%, 6/01/39	8,000,000	8,402,800
5.375%, 6/01/40	10,000,000	9,818,600
		105,810,481
Louisiana 4.1%
Beauregard Parish Revenue, Boise Cascade Corp. Project, Refunding, 6.80%, 2/01/27	13,990,000	13,866,608
Calcasieu Parish Inc. IDB, PCR, Gulf States Utilities Co. Project, Refunding, 6.75%, 10/01/12	2,665,000	2,674,887
East Baton Rouge Parish Sewer Commission Revenue, Refunding, Series A, 5.25%, 2/01/39	6,000,000	6,245,940
Louisiana Local Government Environmental Facilities and CDA Revenue,
Westlake Chemical Corp., Series A, 6.50%, 8/01/29	9,000,000	9,378,990
Westlake Chemical Corp. Projects, 6.75%, 11/01/32 11/01/32	38,250,000	39,501,923
'Louisiana Local Government Environmental Facilities and Community Revenue, Westlake Chemical Corp., Series A-2,
6.50%, 11/01/35	8,000,000	8,139,600
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health System Project, 6.75%,
7/01/39	10,000,000	10,704,000

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Louisiana Public Facilities Authority Revenue,
Energy LLC Project, Refunding, 5.00%, 6/01/30			8,500,000	8,152,520
Entergy Gulf States Louisiana, Refunding, Series A, 5.00%, 9/01/28			25,000,000	24,622,250
FHA Insured Mortgage, Baton Rouge General, NATL Insured, 5.25%, 7/01/33			20,000,000	20,272,200
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38			10,000,000	8,959,400
Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47			10,000,000	8,953,100
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B, AMBAC Insured, 5.00%, 6/01/22			10,000,000	10,090,800
Louisiana State Gas and Fuels Tax Revenue, second lien, Series B, 5.00%, 5/01/45			38,840,000	39,245,101
New Orleans GO,
Limited Tax, NATL Insured, 5.00%, 3/01/21			5,000,000	4,983,750
Public Improvement, Series A, Radian Insured, 5.25%, 12/01/36			13,480,000	13,089,350
Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding, 6.70%, 3/01113			2,425,000	2,433,924
Rapides Finance Authority Revenue, Cleco Power LLC Project, Mandatory Put 10/01/11, 6.00%, 10/01/38			4,750,000	4,898,675
Sl. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37			80,500,000	74,108,300
				310,321,318
Maine 0.01%
Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.62%, 7/01/20			4,800,000	4,801,056

Maryland 0.6%
Maryland State Community Development Administration Development Housing and CDR, Housing, Series A, 5.875%,
7/01/16			1,365,000	1,365,751
Maryland State EDC, EDR, 5.75%, 6/01/35			10,000,000	10,043,500
Maryland State EDC Port Facilities Revenue, CNX MarineTerminals Inc., Refunding, 5.75%, 9/01/25			10,600,000	10,484,884
Maryland State EDC Revenue, Chesapeake Bay Conference Center Project, senior lien, Refunding,
Series A, 4.75%, 12/01/11			650,000	635,336
Series A, 5.00%, 12/01/16			3,000,000	2,561,340
Series A, 5.00%, 12/01/31			10,000,000	6,642,700
Series B, 5.00%, 12/01/16			700,000	597,646
Series B, 5.25%, 12/01/31			2,000,000	1,377,340
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System, Series A, 6.75%, 7/01/39			3,000,000	3,378,030
Edenwald, Series A, 5.40%, 1/01/37			1,200,000	1,016,628
Washington County Hospital, 6.00%, 1/01/43			6,000,000	6,040,860
				44,144,015
Massachusetts 0.9%
Massachusetts Bay Transportation Authority Revenue, General Transportation System, Series A, 7.00%, 3/01/21			2,000,000	2,481,500
Massachusetts State Development Finance Agency Revenue,
Berkshire Retirement Project, first mortgage , 5.60%, 7/01/19			950,000	950,808
Berkshire Retirement Project, first mortgage , 5.625%, 7/01/29			1,620,000	1,528,211
Curry College, Series A, ACA Insured, 5.00%, 3/01/36			2,000,000	1,843,760
Loomis Community Project, first mortgage, Refunding, Series A, 5.625%, 7/01/15			1,390,000	1,374,126
Loomis Community Project, first mortgage, Refunding, Series A, 5.75%, 7/01/23			3,500,000	3,239,7 40
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue, Mandatory Put 5/01/19, Refunding,
5.75%, 12/01/42			3,700,000	3,924,960
Massachusetts State Health and Educational Facilities Authority Revenue, Sl. Memorial Medical Center, Refunding, Series
A, 6.00%, 10/01/23			5,315,000	4,672,682
Massachusetts State Port Authority Revenue,		Series A, 5.00%,
7/01/34			2,500,000	2,553,350
7/01/40			7,500,000	7,642,650
Massachusetts State Special Obligation Dedicated Tax Revenue, Refunding, NATL RE, FGIC Insured, 5.50%, 1/01/34			40,000,000	41,931,200
				72,142,987
Michigan 4.8%
Delta County EDC Environmental Improvement Revenue, Mead Escanaba Paper, Series A, Pre-Refunded, 6.25%, 4/15/27			10,500,000	11,300,100
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured, 6.00%, 5/01/29			15,900,000	16,883,574
Detroit GO, Distribution State Aid, 5.25%, 11/01/35			23,000,000	22,193,620
Detroit Sewer Disposal Revenue, System, second lien, Series B, Assured Guaranty, 5.00%, 7/01/36			10,000,000	9,541,700
Detroit Sewer Disposal System Revenue, second lien,
Series A, NATL Insured, 5.00%, 7/01/35			25,750,000	24,256,242
Series B, NATL Insured, 5.00%, 7/01/36			3,000,000	2,862,510
Series B, NATL RE, FGIC Insured, 5.50%, 7/01/29			5,000,000	5,219,650
Detroit Water Supply System	Revenue,
Refunding, Series D, NATL Insured, 5.00%, 7/01/33			20,430,000	20,374,430
second lien, Refunding, Series C, AGMC Insured, 5.00%, 7/01/33			11,000,000	10,401,930

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Garden City Hospital Finance Authority Hospital Revenue, Garden City Hospital Obligated Group, Refunding, Series A,
5.75%,9/01/17	530,000	519,808
5.00%, 8/15/38	5,250,000	3,517,500
Gaylord Hospital Finance Authority Limited Obligation Revenue, Otsego Memorial Hospital, Refunding, 6.50%,
1/01/31	1,000,000	864,590
1/01/37	1,000,000	848,130
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I, 6.00%, 10/15/38	6,000,000	6,470,820
Facilities Program, Refunding, Series I, AMBAC Insured, 5.00%, 10/15/33	13,495,000	13,385,151
Facilities Program, Refunding, Series II, NATL Insured, 5.00%, 10/15/29	16,585,000	16,632,267
Refunding, Series lA, NATL RE, FGIC Insured, 5.00%, 10/15/31	9,500,000	9,542,560
Michigan State Hospital Finance Authority Revenue,
Detroit Medical Center Obligation Group, Refunding, Series A, 6.25%, 8/15/13	6,110,000	6,132,974
Detroit Medical Center Obligation Group, Refunding, Series A, 6.50%, 8/15/18	30,205,000	29,615,398
Detroit Medical Center Obligation Group, Refunding, Series B, 5.50%, 8/15/23	500,000	491,005
Detroit Medical Center Obligation Group, Series A, 5.25%, 8/15/23	500,000	491,015
Hospital, Oakwood Obligated Group, Refunding, Series A, 5.00%, 7/15/37	3,680,000	3,206,973
Marquette, 5.00%, 5/15/34	6,000,000	5,057,280
Memorial Healthcare Center, Refunding, 5.75%, 11/15/15	1,000,000	1,008,000
Mercy Health Services, Series Q, AMBAC Insured, ETM, 5.75%, 8/15/16	7,310,000	7,335,585
Mid-Michigan Obligation Group, Series A, 6.125%, 6/01/34	4,065,000	4,227,194
Sinai Hospital, Refunding, 6.625%, 1/01/16	2,210,000	2,218,951
Sinai Hospital, Refunding, 6.70%, 1/01/26	7,250,000	7,065,922
Michigan State Strategic Fund Limited Obligation Revenue,
Detroit Edison Co., Refunding, Series A, NATL Insured, 5.55%, 9/01/29	1,015,000	1,026,551
Detroit Edison Co. Pollution Control Project, Refunding, Series C, 5.45%, 9/01/29	11,000,000	11,034,760
Detroit Edison Co. Pollution Control Project, Refunding, Series C, XLCA Insured, 5.65%, 9/01/29	10,000,000	10,144,900
Dow Chemical, Mandatory Put 6/02/14, Refunding, Series A-1, 6.75%,12/01/28	2,800,000	3,097,108
Dow Chemical, Refunding, Series B-2, 6.25%, 6/01/14	20,050,000	22,196,553
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset, Senior Series A, 6.00%,
6/01/34	13,675,000	10,797,506
6/01/48	10,000,000	7,088,900
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital, Refunding,
8.25%, 9/01/39	20,000,000	23,428,000
Series W, 6.00%, 8/01/39	33,120,000	32,582,794
Tawas City Hospital Finance Authority Revenue, Tawas Sl. Joseph's Hospital Project, Series A, ETM, 5.60%, 2/15/13	690,000	699,350
		363,761,301
Minnesota 0.7%
Hubbard County Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.25%, 8/01/14	9,000,000	9,183,420
Mahtomedi Senior Housing Revenue, Sl. Andrews Village Project, Refunding, 5.75%, 12/01/40	5,000,000	4,309,150
Minneapolis and Sl. Paul Metropolitan Airports Commission Airport Revenue, sub. bond, Refunding, Series C, NATL RE,
FGIC Insured, 5.00%, 1/01/31	6,185,000	6,255,200
Minneapolis Health Care Facility Revenue,
Augustana Chapel View Homes, Series D, 5.875%, 6/01/35	5,075,000	3,807,163
Jones-Harrison Residence Project, 5.70%, 10/01/35	1,000,000	875,350
Minneapolis Health Care System Revenue, Fairview Health Services, Series A,
6.625%, 11/15/28	11,000,000	12,145,210
6.75%, 11/15/32	6,250,000	6,886,875
Minnesota Agricultural and Economic Development Board Revenue, Health Care System, Refunding, Series A, 6.375%,
11/15/29	175,000	176,885
Minnesota State HFAR, Rental Housing, Refunding, Series D, NATL Insured, 5.95%, 2/01/18	295,000	295,147
Roseville MFHR, Rosepointe I Project, Series C, Pre-Refunded, 8.00%, 12/01/29	2,950,000	2,950,000
Sl. Paul Housing and RDA Hospital Revenue, Healtheast Project, 6.00%, 11/15/35	10,000,000	9,100,500
		55,984,900
Mississippi 1.2%
Claiborne County PCR, Systems Energy Resources Inc. Project, Refunding, 6.20%, 2/01/26	33,300,000	33,199,434
Lowndes County Solid Waste Disposal and PCR, Weyerhaeuser Co. Project, Refunding, Series B, 6.70%, 4/01/22	18,875,000	20,597,344
Warren County Gulf Opportunity Zone Revenue, International Paper Co. Project, Series A,
5.50%,9/01/31	20,000,000	20,042,800
6.50%, 9/01/32	10,000,000	10,526,100
5.80%, 5/01/34	7,000,000	7,085,610
		91,451,288
Missouri 0.4%
Lake of the Ozarks Community Board Corp. Bridge System Revenue, Refunding, 5.25%,12/01/20	8,350,000	7,024,270

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, latan 2 Project, Series A, 6.00%, 1/01/39	11,000,000	11,448,800
Sl. Louis Airport Revenue, Lambert, Sl. Louis International Airport, Series A-1,
6.25%, 7/01/29	7,000,000	7,408,730
6.625%, 7/01/34	3,000,000	3,200,700
West Plains IDA Hospital Revenue, Ozarks Medical Center,
6.30%, 11/15/11	165,000	167,328
6.75%, 11/15/24	3,045,000	2,955,112
Refunding, 5.50%, 11/15/12	210,000	210,592
		32,415,532
Montana 0.1%
Forsyth PCR, Puget Sound Energy, Refunding, Series A, AMBAC Insured, 5.00%, 3/01/31	10,220,000	9,952,645

Nevada 1.0%
Clark County ID Special Assessment,
Local lD No. 128, The Summerlin Centre, Series A, 5.00%, 2/01/26	1,320,000	969,025
Local lD No. 128, The Summerlin Centre, Series A, 5.05%, 2/01/31	1,035,000	718,290
Local lD No. 132, Summerlin South Area, Villages 15A and 18, 6.875%, 2/01/21	3,565,000	3,459,618
Local lD No. 142, Mountains Edge, 6.375%, 8/01/23	3,990,000	3,837,303
Local lD No. 151, Summerlin-Mesa, 5.00%, 8/01/20	755,000	619,115
Local lD No. 151, Summerlin-Mesa, 5.00%, 8/01/25	2,370,000	1,792,668
Clark County IDR, Southwest Gas Corp. Project, Series D, AMBAC Insured, 5.55%, 12/01/38	7,260,000	6,942,520
Henderson Health Care Facility Revenue, Catholic Healthcare West, Series A, 5.625%, 7/01/24	7,000,000	7,236,250
Henderson LocallD Special Assessment,
No. T-2, 9.50%, 8/01/11	85,000	85,359
No. T-4C, Green Valley, Refunding, Series A, 5.90%, 11/01/18	3,025,000	3,033,046
No. T-12, Series A, 7.375%, 8/01/18	28,405,000	24,016,427
No. T-16, 4.90%, 3/01/16	1,355,000	734,708
No. T-16, 5.00%, 3/01/18	970,000	520,677
No. T-16, 5.00%, 3/01/19	960,000	513,581
No. T-16, 5.10%, 3/01/22	1,445,000	767,772
No. T-16, 5.125%, 3/01/25	1,530,000	809,661
No. T-17, 5.00%, 9/01/15	710,000	664,837
No. T-17, 5.00%, 9/01/16	725,000	661,135
No. T-17, 5.00%, 9/01/25	1,355,000	1,012,280
Las Vegas Local Improvement Bonds Special Assessment, SpeciallD No. 607, 6.25%, 6/01/24	4,825,000	4,421,775
Las Vegas Special Assessment, ID No. 505, Elkhorn Springs, 8.00%, 9/15/13	1,220,000	1,233,957
Overton Power District No.5 Special Obligation Revenue, 8.00%, 12/01/38	7,500,000	8,647,275
		72,697,279
New Hampshire 0.2%
New Hampshire Higher Educational and Health Facilities Authority Revenue,
Hillcrest Terrace, 7.50%, 7/01/24	13,950,000	13,522,711
New Hampshire Catholic Charities, Refunding, Series A, 5.75%, 8/01/11	220,000	219,989
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligation Group, Series A, 6.125%, 10/01/39	5,000,000	5,038,450
		18,781,150
New Jersey 4.7%
Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,
Series 1, 6.00%,1/01/19	2,180,000	1,920,493
Series 1, 6.00%, 1/01/29	5,000,000	3,944,300
Series 2, 6.125%, 1/01/19	2,125,000	1,887,595
Series 2, 6.125%, 1/01/29	5,105,000	4,086,450
New Jersey EDA Lease Revenue, International Center for Public Health Project, University of Medicine and Dentistry,
AMBAC Insured, 6.00%, 6/01/32	9,965,000	9,968,687
New Jersey EDA Revenue,
Cigarette Tax, 5.50%, 6/15/24	23,000,000	22,208,110
Cigarette Tax, 5.50%, 6/15/31	6,500,000	5,975,450
Cigarette Tax, 5.75%, 6/15/34	10,000,000	9,387,700
first mortgage, Keswick Pines, Refunding, 5.75%, 1/01/24	1,500,000	1,287,990
first mortgage, Presbyterian, Series A, 6.25%, 11/01/20	7,635,000	7,065,658
Montclair State University, Provident Group, Montclair Properties LLC, Series A, 5.875%, 6/01/42	5,000,000	5,085,450
New Jersey EDA Special Facility Revenue, Continental Airlines Inc. Project,
6.625%, 9/15/12	25,525,000	25,999,255
6.25%, 9/15/19	32,000,000	31,175,360
6.40%, 9/15/23	68,000,000	66,200,720

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
New Jersey Health Care Facilities Financing Authority Revenue,
Capital Appreciation, Sl. Barnabas Health Care System, Refunding, Series B, zero cpn., 7/01/33	57,680,000	11,085,519
Capital Appreciation, Sl. Barnabas Health Care System, Refunding, Series B, zero cpn., 7/01/34	52,330,000	9,284,912
Capital Appreciation, Sl. Barnabas Health Care System, Refunding, Series B, zero cpn., 7/01/35	20,000,000	3,282,200
South Jersey Hospital, 5.00%, 7/01/46	6,000,000	5,542,200
Sl. Joseph's Healthcare System, 6.625%, 7/01/38	25,000,000	25,602,750
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Series A,
6.00%, 12/15/38	35,705,000	39,790,723
AGMC Insured, 5.00%, 12/15/32	41,750,000	42,168,335
Pre-Refunded, 6.00%, 12/15/38	19,295,000	24,471,656
Tobacco Settlement FICO Revenue, Capital Appreciation Bonds, Series 1B, zero cpn., 6/01/41	40,000,000	1,765,200
		359,186,713
New Mexico 1.8%
Farmington PCR, Public Service Co. of New Mexico, San Juan Project, Refunding,
Series B, 5.90%, 6/01/40	58,000,000	58,125,280
Series C, 5.90%, 6/01/40	16,500,000	16,535,640
Series D, 5.90%, 6/01/40	50,700,000	50,809,512
New Mexico State Hospital Equipment Loan Council Hospital Revenue, Sl. Vincent Hospital, Series A, Radian Insured, Pre-
Refunded,
5.25%, 7/01/30	4,360,000	5,074,386
5.00%, 7/01/35	3,470,000	4,000,355
		134,545,173
New York 5.0%
Chautauqua County IDA Exempt Facility Revenue, NRG-Dunkirk Power Project, 5.875%, 4/01/42	7,000,000	7,110,810
Corinth IDA Environmental Improvement Revenue, International Paper Co. Project, Refunding, Series A, 5.75%, 2/01/22	2,000,000	2,036,360
Long Island Power Authority Electric System Revenue, General, Refunding, Series A, 6.00%, 5/01/33	12,500,000	13,572,500
MAC for City of Troy Revenue, Capital Appreciation, Series C, NATL Insured, zero cpn.,
7/15/21	428,010	273,588
1/15/22	649,658	402,645
'Metropolitan Transportation Authority Revenue, Transportation, Refunding, Series D, 5.25%, 11/15/40	10,000,000	10,007,400
MTA Revenue, Transportation, Series F, 5.00%, 11/15/30	7,000,000	7,079,310
New York City GO,
Fiscal 2003, Series I, 5.00%, 3/01/25	9,000,000	9,369,540
Refunding, Series H, 6.25%, 8/01/15	20,000	20,077
Refunding, Series H, 6.125%, 8/01/25	10,000	10,032
Refunding, Series J, 6.00%, 8/01/21	5,000	5,017
Series B, 7.00%, 2/01/18	115,000	115,506
Series D, 7.625%, 2/01/14	5,000	5,025
Series F, 7.50%, 2/01/21	85,000	85,382
Series G, 7.50%, 2/01/22	10,000	10,044
New York City IDA Civic Facility Revenue,
Amboy Properties Corp. Project, Refunding, 6.75%, 6/01/20	5,660,000	5,255,763
Series C, 6.80%, 6/01/28	5,000,000	5,213,150
Staten Island University Hospital Project, Series C, 6.45%, 7/01/32	1,440,000	1,441,714
New York City IDA Special Facility Revenue,
American Airlines Inc., JFK International Airport Project, 7.625%, 8/01/25	20,000,000	20,985,200
American Airlines Inc., JFK International Airport Project, 7.75%, 8/01/31	15,000,000	15,682,050
American Airlines Inc., JFK International Airport Project, Series A, 8.00%, 8/01112	30,000,000	30,793,200
British Airways PLC Project, 7.625%, 12/01/32	15,550,000	15,783,405
New York City IDAR,
Liberty, 7 World Trade Center Project, Series A, 6.25%, 3/01/15	45,000,000	45,005,400
Liberty, 7 World Trade Center Project, Series A, 6.50%, 3/01/35	50,000,000	49,214,500
Liberty, 7 World Trade Center Project, Series B, 6.75%, 3/01/15	5,000,000	5,025,900
Queens Baseball Stadium, Pilot, AMBAC Insured, 5.00%, 1/01/31	9,500,000	8,389,260
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Refunding, Series AA, 5.00%, 6/15/37	11,035,000	11,244,003
Series E, 5.00%, 6/15/34	10,000,000	10,092,100
New York Liberty Development Corp. Liberty Revenue, Second Priority, Bank of America Tower at One Bryant Park Project,
Class 3, Refunding, 6.375%, 7/15/49	18,500,000	19,150,830
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters, 5.25%, 10/01/35	13,000,000	13,052,910
New York State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center,
6.125%, 12/01/29	16,000,000	16,125,440
6.25%, 12/01/37	30,000,000	29,538,600

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Port Authority of New York and New Jersey Special Obligation Revenue, Continental Airlines Inc., Eastern Project, La
Guardia,
9.00%, 12/01/10	2,355,000	2,355,000
9.125%, 12/01/15	23,390,000	23,520,750
Utica IDA Civic Facility Revenue, Utica College Civic Facility,
6.75%, 12/01/21	1,250,000	1,258,037
6.85%, 12/01/31	2,000,000	1,995,580
		381,226,028
North Carolina 0.4%
Albemarle Hospital Authority Health Care Facilities Revenue, Refunding, 5.25%, 10/01/27	4,500,000	3,802,770
Columbus County Industrial Facilities and PCFA Revenue, International Paper Co. Projects,
Recovery Zone Facility Bonds, Series B, 6.25%, 11/01/33	4,000,000	4,165,960
Series A, 6.25%, 11/01/33	1,300,000	1,353,937
North Carolina Eastern Municipal Power Agency Power System Revenue, Series A, 5.50%, 1/01/26	4,500,000	4,795,515
North Carolina HFAR, SF, Series II, FHA Insured, 6.20%,
3/01/16	710,000	742,291
9/01/17	525,000	525,032
North Carolina Medical Care Commission Health Care Facilities Revenue, Pennybyrn at Maryfield, Series A,
5.75%, 10/01/23	3,625,000	3,129,136
6.00%, 10/01/23	2,500,000	2,205,200
North Carolina Medical Care Commission Retirement Facilities Revenue, first mortgage, United Methodist, Refunding,
Series C,
5.25%, 10/01/24	920,000	873,926
5.50%, 10/01/32	1,600,000	1,436,912
North Carolina Medical Care Commission Revenue, Series A, 6.125%, 10/01/35	8,250,000	6,576,240
		29,606,919
North Dakota 0.1%
Ward County Health Care Facilities Revenue, Trinity Obligated Group, 5.125%,
7/01/25	1,750,000	1,701,788
7/01/29	2,500,000	2,317,550
		4,019,338
Ohio 1.0%
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, 6.00%, 6/01/45	6,750,000	6,568,088
Buckeye Tobacco Settlement Financing Authority Revenue,
Asset-Backed, Senior Capital Appreciation Turbo Term Bond, Series A-3, zero cpn. to 12/01/12, 6.25% thereafter, 6/01/37	15,000,000	9,607,500
Asset-Backed, Senior Current Interest Turbo Term Bond, Series A-2, 5.875%, 6/01/30	17,500,000	13,545,700
Asset-Backed, Senior Current Interest Turbo Term Bond, Series A-2, 5.75%, 6/01/34	11,250,000	8,125,087
Asset-Backed, Senior Current Interest Turbo Term Bond, Series A-2, 6.00%, 6/01/42	5,000,000	3,615,500
Capital Appreciation, Asset-Backed, First Sub Series B, zero cpn., 6/01/47	55,000,000	1,509,200
Butler County Hospital Facilities Revenue, UC Health, 5.50%, 11/01/40	10,000,000	9,256,200
Franklin County Health Care Facilities Revenue,
Ohio Presbyterian, Series A, Pre-Refunded, 7.125%, 7/01/29	1,000,000	1,046,270
Presbyterian Retirement Services, Refunding, 5.50%, 7/01/17	3,100,000	3,102,449
Presbyterian Retirement Services, Refunding, 5.50%, 7/01/21	950,000	950,114
Miami County Hospital Facilities Revenue, Refunding and Improvement, Upper Valley Medical Center, 5.25%, 5/15/26	2,750,000	2,684,550
Scioto County Hospital Revenue, Southern Ohio Medical Center, Refunding, 5.75%, 2/15/38	17,000,000	17,228,140
Toledo Lucas County Port Authority Airport Revenue, Bax Global Project, Refunding, Series 1, 6.25%, 11/01113	2,200,000	2,281,158
		79,519,956
Oklahoma 0.1%
Oklahoma Development Finance Authority Revenue, Comanche County Hospital Project, Series B, 6.60%, 7/01/31	5,000,000	5,151,650
Tulsa Industrial Authority Revenue, Refunding, NATL Insured, 5.00%, 10/01/31	5,325,000	5,432,458
		10,584,108
Oregon 0.1%
Oregon Health and Science University Revenue, Series A, 5.75%, 7/01/39	5,000,000	5,233,900

Pennsylvania 4.6%
Allegheny County Hospital Development Authority Revenue, West Pennsylvania Allegheny Health System, Refunding,
5.00%, 11/15/28	8,360,000	6,249,351
5.375%, 11/15/40	70,000,000	49,219,800
Delaware County IDAR, Resource Recovery Facility, Refunding, Series A,
6.10%,7/01113	23,345,000	23,419,471
6.20%,7/01/19	17,525,000	17,566,184

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Lancaster County Hospital Authority Revenue, Brethren Village Project, Series A,
6.375%, 7/01/30	1,000,000	941,960
6.50%, 7/01/40	3,000,000	2,831,280
Northampton County General Purpose Authority Hospital Revenue, SI. Luke's Hospital Project, Series A, 5.50%, 8/15/40	15,000,000	14,613,300
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue,
Allegheny Energy Supply Co. LLC Project, 7.00%, 7/15/39	60,000,000	65,375,400
Reliant Energy Seward LLC Project, Series A, 6.75%, 12/01/36	94,510,000	97,809,344
Pennsylvania Economic Development Financing Authority Water Facility Revenue, Aqua Inc. Project, Series B, 5.00%,
12/01/43	20,000,000	20,203,800
Pennsylvania State Turnpike Commission Turnpike Revenue,
Capital Appreciation, Series C, AGMC Insured, zero cpn. to 6/01/16, 6.25% thereafter, 6/01/33	5,000,000	3,873,100
Series B, 5.75%, 6/01/39	20,000,000	20,803,200
Philadelphia Hospitals and Higher Education Facilities Authority Hospital Revenue, Temple University Health System,
Refunding, Series B, 5.50%, 7/01/26	18,000,000	16,768,800
Sayre Health Care Facilities Authority Revenue, Guthrie Healthcare System,
Refunding, Series A, 5.75%, 12/01/21	815,000	834,674
Series A, Pre-Refunded, 5.75, 12/01/21	2,185,000	2,321,759
Washington County IDA, PCR, West Pennsylvania Power Co., Series G, AMBAC Insured, 6.05%, 4/01/14	5,025,000	5,040,979
		347,872,402
Rhode Island 0.3%
Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan Obligated Group,
Pre-Refunded, 6.50%, 8/15/32	8,000,000	8,759,680
Refunding, NATL Insured, 5.75%, 5/15/23	405,000	406,612
Series A, 7.00%, 5/15/39	8,200,000	9,092,242
Tobacco Settlement FICO Revenue, Asset-Backed, Series B, zero cpn., 6/01/52	90,000,000	1,253,700
		19,512,234
South Carolina 0.9%
Dorchester County School District No. 002 Installment Purchase Revenue, Growth Remedy Opportunities Tax Hike, 5.25%,
12/01/29	16,500,000	17,260,650
Greenville County School District Installment Purchase Revenue, Building Equity Sooner Tomorrow, 5.00%, 12/01/28	10,000,000	10,254,400
Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster County Project, 5.00%, 12/01/26	15,015,000	15,237,372
Scago Educational Facilities Corp. for Calhoun School District Revenue, School Project, Radian Insured, 5.00%, 12/01/26	7,540,000	6,644,173
Scago Educational Facilities Corp. for Williamsburg School District Revenue, Williamsburg County Project, Refunding,
Radian Insured, 5.00%, 12/01/31	2,000,000	1,907,480
South Carolina Jobs EDA Student Housing Revenue, Coastal Housing Foundation, Series A, 6.50%, 4/01/42	10,000,000	10,316,100
South Carolina State Public Service Authority Revenue, Refunding, Series A, 5.00%, 1/01/32	6,000,000	6,225,780
		67,845,955
Tennessee 0.8%
Johnson City Health and Educational Facilities Board Hospital Revenue, first mortgage, Mountain States Health, Refunding,
Series A, NATL Insured, zero cpn.,
7/01/27	19,365,000	6,319,961
7/01/28	19,400,000	5,818,060
7/01/29	19,365,000	5,355,197
7/01/30	19,370,000	4,868,068
Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,
Capital Appreciation, Refunding and Improvement, Series A, AGMC Insured, zero cpn., 1/01/25	5,000,000	2,259,650
Capital Appreciation, Refunding and Improvement, Series A, AGMC Insured, zero cpn., 1/01/26	2,610,000	1,108,859
Covenant Health System, Refunding and Improvement, Series A, zero cpn., 1/01/37	12,760,000	2,331,635
Covenant Health System, Refunding and Improvement, Series A, zero cpn., 1/01/39	13,755,000	2,100,801
Knox County Health Educational and Housing Facilities Board Revenue, University Health System Inc., Refunding, 5.25%,
4/01/36	23,475,000	21,279,853
Memphis-Shelby County Airport Authority Airport Revenue, Refunding, Series B, 5.75%,
7/01/23	5,000,000	5,274,650
7/01/24	3,500,000	3,662,435
		60,379,169
Texas 6.3%
Angelina and Neches River Authority Waste Disposal Revenue, Temple-Inland Forest Products, 6.95%, 5/01/23	1,750,000	1,763,685
Austin Convention Enterprises Inc. Convention Center Revenue, first tier,
Refunding, Series B, 5.75%, 1/01/34	7,000,000	6,391,980
Series A, Pre-Refunded, 6.70%, 1/01/32	10,000,000	10,049,900
Bexar County Health Facilities Development Corp. Revenue, Army Retirement Residence, Refunding, 5.00%,
7/01/27	1,000,000	931,510
7/01/33	1,520,000	1,343,543

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Brazos County Health Facilities Development Corp. Franciscan Services Corp. Revenue, Obligation Group, Sl. Joseph
Regional, 5.50%, 1/01/38	5,250,000	5,029,027
Brazos River Authority PCR,
Texas Utility Co. Project, Refunding, Series A, 7.70%, 4/01/33	21,740,000	7,717,700
TXU Electric Co. Project, Refunding, Series A, 8.25%, 10/01/30	45,000,000	17,835,750
TXU Electric Co. Project, Refunding, Series C, 7.70%, 3/01/32	6,800,000	2,314,312
TXU Electric Co. Project, Refunding, Series D-1, 8.25%, 5/01/33	17,000,000	6,734,040
TXU Energy Co. LLC Project, Mandatory Put 4/01113, Refunding, Series A, 6.75%, 4/01/38	6,385,000	4,769,978
TXU Energy Co. LLC Project, Refunding, Series B, 6.30%, 7/01/32	9,000,000	3,109,590
TXU Energy Co. LLC Project, Refunding, Series C, 6.75%, 10/01/38	1,555,000	497,600
Brazos River Harbor Navigation District Brazoria County Environmental Revenue,
Dow Chemical Co. Project, Refunding, Series B-2, 4.95%, 5/15/33	2,500,000	2,363,900
Mandatory Put 6/05/12, Refunding, 6.25%, 5/15/33	5,000,000	5,244,000
Brownsville Utility System Revenue, Refunding and Improvement, Series A, AMBAC Insured, 5.00%, 9/01/31	12,500,000	12,536,750
Capital Area Cultural Education Facilities Finance Corp. Revenue, Roman Catholic Diocese, Series B, 6.125%, 4/01/45	10,000,000	10,151,500
Central Texas Regional Mobility Authority Revenue,
Capital Appreciation, Refunding, zero cpn., 1/01/35	3,000,000	563,100
Capital Appreciation, Refunding, zero cpn., 1/01/37	2,500,000	408,375
Capital Appreciation, Refunding, zero cpn., 1/01/38	2,405,000	365,536
Capital Appreciation, Refunding, zero cpn., 1/01/39	2,545,000	359,838
senior lien, Refunding, 5.75%, 1/01/25	2,500,000	2,572,850
Coppell Special Assessment, Gateway Project, 8.70%, 3/01112	805,000	809,540
Dallas-Fort Worth International Airport Revenue,
Joint, Series B, NATL Insured, 6.00%, 11/01/23	4,000,000	4,006,160
Joint, Series C, NATL Insured, 6.25%, 11/01/28	3,250,000	3,253,250
Joint Improvement, Series A, 5.00%, 11/01/42	12,000,000	11,904,840
Joint Improvement, Series A, 5.00%, 11/01/45	50,000,000	49,347,000
EI Paso Health Facilities Development Corp. Revenue, Senior Care Facilities, Bienvivir Senior Health, Pre-Refunded,
7.00%,8/15/12	225,000	227,030
7.50%,8/15/18	2,300,000	2,457,159
7.75%,8/15/31	3,000,000	3,210,210
Gulf Coast Waste Disposal Authority Waste Disposal Revenue, Valero Energy Corp. Project, 6.65%, 4/01/32	1,500,000	1,506,795
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare System, Refunding,
Series B, 7.25%, 12/01/35	13,500,000	15,094,890
Houston Airport System Revenue, Special Facilities, Continental Airlines, Series E, 6.75%, 7/01/21	24,995,000	25,037,491
Laredo Waterworks Sewer System Revenue, 5.25%, 3/01/35	18,150,000	18,427,513
Lufkin Health Facilities Development Corp. Health System Revenue, Memorial Health System of East Texas,
5.50%, 2/15/32	1,000,000	909,180
5.50%, 2/15/37	2,500,000	2,233,075
Refunding, 6.25%, 2/15/37	5,000,000	4,942,250
Matagorda County Navigation District No.1 PCR, Central Power and Light Co. Project, Refunding, Series A, 6.30%,
11/01/29	10,000,000	10,826,600
Matagorda County Navigation District No.1 Revenue,
Centerpoint Energy Project, Refunding, 5.60%, 3/01/27	12,000,000	12,303,480
Houston Lighting, Refunding, AMBAC Insured, 5.125%, 11/01/28	7,000,000	6,529,250
North Texas Tollway Authority Revenue,
Capital Appreciation, System, first tier, Refunding, Series I, zero cpn. to 1/01/15, 6.50% thereafter, 1/01/43	25,000,000	19,227,750
System, first tier, Refunding, Series A, 5.625%, 1/01/33	1,000,000	996,820
System, first tier, Refunding, Series A, 6.25%, 1/01/39	12,500,000	12,964,000
System, first tier, Refunding, Series A, 5.75%, 1/01/48	30,000,000	29,546,100
System, first tier, Refunding, Series B, 5.75%, 1/01/40	11,680,000	11,733,261
System, first tier, Refunding, Series K-2, 6.00%, 1/01/38	15,000,000	15,316,500
System, second tier, Refunding, Series F, 5.75%, 1/01/38	20,000,000	20,033,400
Sabine River Authority PCR, TXU Electric Co. Project,
Mandatory Put 11/01/11, Refunding, Series B, 5.75%, 5/01/30	18,645,000	17,527,978
Refunding, Series A, 5.80%, 7/01/22	1,000,000	406,480
Refunding, Series B, 6.15%, 8/01/22	13,115,000	6,164,050
Refunding, Series C, 5.20%, 5/01/28	29,945,000	10,080,685
Sam Rayburn Municipal Power Agency Revenue, Refunding, 6.00%,
10/01/16	8,500,000	8,773,445
10/01/21	1,500,000	1,529,970
Tarrant County Cultural Education Facilities Finance Corp. Revenue, Texas Health Resources, Refunding, 5.00%, 11/15/40	15,225,000	14,855,185
Texas State Municipal Power Agency Revenue, sub. lien, Transmission, Refunding, 5.00%, 9/01/40	15,250,000	14,834,590
Texas State Turnpike Authority Central Turnpike System Revenue, Capital Appreciation, AMBAC Insured, zero cpn., 8/15/32	51,000,000	12,255,300
Trinity River Authority PCR, Texas Electric Co. Project, Refunding, 6.25%, 5/01/28	445,000	167,009

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Tyler Health Facilities Development Corp. Hospital Revenue,
East Texas Medical Center, Refunding and Improvement, Series A, 5.375%, 11/01/37	8,000,000	7,247,200
Mother Frances Hospital, Series B, 5.00%, 7/01/37	3,400,000	2,991,796
		482,731,696
Vermont 0.3%
Vermont Educational and Health Buildings Financing Agency Revenue,
Fletcher Allen Health, Series A, AMBAC Insured, 6.00%, 12/01/23	15,000,000	15,208,500
Middlebury College Project, Refunding, 5.00%, 11/01/40	10,000,000	10,227,100
		25,435,600
Virginia 0.3%
James City County EDA Residential Care Facility Revenue, first mortgage, Williamsburg Landing, Series A, 5.35%, 9/01/26	750,000	672,510
Peninsula Ports Authority Coal Terminal Revenue, Dominion Terminal Associates, Refunding, 6.00%, 4/01/33	9,500,000	9,656,560
Tobacco Settlement FICO Revenue,
Asset-Backed, Pre-Refunded, 5.50%, 6/01/26	2,500,000	2,783,300
Asset-Backed, Pre-Refunded, 5.625%, 6/01/37	3,000,000	3,545,940
Capital Appreciation Bonds, second sub., Refunding, Series D, zero cpn., 6/01/47	50,000,000	1,353,000
Senior Series B-1, 5.00%, 6/01/47	6,250,000	3,892,812
Virginia Beach Development Authority Residential Care Facility Mortgage Revenue, Westminster Canterbury Project,
Refunding,
5.00%, 11/01/22	1,000,000	919,620
5.25%, 11/01/26	2,000,000	1,788,940
5.375%, 11/01/32	1,000,000	834,820
		25,447,502
Washington 1.7%
Douglas County PUD No.1 Wells Hydroelectric Revenue, Refunding, Series B, NATL RE, FGIC Insured, 5.00%, 9/01/35	7,685,000	7,807,576
FYI Properties Lease Revenue, Washington State District Project, 5.50%,
6/01/34	11,935,000	12,385,666
6/01/39	16,250,000	16,852,225
Port of Seattle Revenue, Intermediate Lien, Refunding, Series B, 5.00%, 6/01/40	17,000,000	16,947,980
Skagit County Public Hospital District No.1 Revenue, Skagit Valley Hospital, 5.75%,
12/01/32	2,000,000	1,904,240
12/01/35	5,355,000	4,993,002
Snohomish County Public Hospital District No.3 GO, AMBAC Insured, 5.00%, 12/01/31	10,000,000	9,173,900
Washington State Health Care Facilities Authority Revenue,
Central Washington Health Services, 7.00%, 7/01/39	8,500,000	8,992,915
Fred Hutchinson Cancer Center, Refunding, Series A, 6.00%, 1/01/33	7,500,000	7,584,675
Kadlec Medical Center, Refunding, Series A, Assured Guaranty, 5.00%, 12/01/30	4,000,000	3,911,000
Providence Health and Services, Series A, FGIC Insured, Pre-Refunded, 5.00%, 10/01/36	305,000	363,975
Virginia Mason Medical, Series B, ACA Insured, 6.00%, 8/15/37	30,000,000	30,326,100
Washington State Higher Education Facilities Authority Revenue, Whitworth University Project, Refunding, 5.625%, 10/01/40	5,235,000	5,334,831
		126,578,085
West Virginia 0.4%
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy Supply Co. LLC, Refunding,
Series D, 5.50%, 10/15/37	14,745,000	13,455,550
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	16,250,000	15,377,375
		28,832,925
Wisconsin 0.9%
Central Brown County Water Authority Water System Revenue, Refunding, AMBAC Insured, 5.00%, 12/01/30	11,205,000	11,372,963
Wisconsin Housing and EDA Home Ownership Revenue, Series E, 4.90%, 9/01/37	20,810,000	19,625,495
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/33	15,000,000	16,450,350
Wisconsin State Health and Educational Facilities Authority Revenue,
Fort Healthcare Inc. Project, 5.75%, 5/01/24	5,000,000	5,081,550
New Castle Place Project, Series A, 7.00%, 12/01/31	2,500,000	2,163,950
Thedacare Inc., AMBAC Insured, 5.00%, 12/15/30	9,530,000	9,168,146
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	4,957,500
		68,819,954
Wyoming 0.2%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Series A, 5.75%, 7/15/39	5,500,000	5,840,945
Wyoming Municipal Power Agency Power Supply Revenue, Series A,
5.50%, 1/01/28	1,350,000	1,447,051
5.50%, 1/01/33	2,360,000	2,466,696
5.50%, 1/01/38	2,810,000	2,913,099

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
5.00%, 1/01/42	1,000,000	948,660
5.375%, 1/01/42	2,750,000	2,787,812
		16,404,263
U.S. Territories 4.7%
Guam 1.3%
Guam Government Department of Education COP, John F. Kennedy High School, Series A,
6.625%, 12/01/30	2,000,000	2,006,500
6.875%, 12/01/40	3,000,000	3,020,430
Guam Government GO,
Refunding, Series A, 5.125%, 11/15/27	7,270,000	6,671,243
Refunding, Series A, 5.25%, 11/15/37	37,000,000	31,693,460
Series A, 6.00%, 11/15/19	8,000,000	8,613,200
Series A, 6.75%, 11/15/29	10,000,000	10,873,800
Series A, 7.00%, 11/15/39	15,000,000	16,209,750
Guam Government Waterworks Authority Water and Wastewater System Revenue,
5.625%, 7/01/40	4,000,000	3,857,560
Water, 6.00%, 7/01/25	4,000,000	4,107,400
Water, 5.875%, 7/01/35	8,000,000	7,984,080
		95,037,423
Northern Mariana Islands 0.3%
Northern Mariana Islands Commonwealth GO, Refunding, Series B, 5.00%, 10/01/33	25,000,000	19,199,750
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.60%, 3/15/28	7,235,000	6,912,898
		26,112,648
Puerto Rico 2.5%
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding,
5.50%, 5/15/39	11,500,000	10,220,165
5.625%, 5/15/43	3,500,000	3,033,205
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%,
7/01/38	4,000,000	4,119,880
7/01/44	5,200,000	5,333,172
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series N, FGIC
Insured, 5.25%, 7/01/39	7,000,000	6,729,520
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	20,500,000	20,256,255
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Revenue, Cogeneration Facility, AES
Puerto Rico Project, 6.625%, 6/01/26	1,365,000	1,370,501
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first sub., Series A, zero cpn. to 8/01/16,6.75% thereafter, 8/01/32	53,000,000	43,358,240
Capital Appreciation, first sub., Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	36,500,000	24,078,685
first sub., Series A, 5.50%, 8/01/42	42,000,000	42,661,080
first sub., Series C, 5.50%, 8/01/40	25,000,000	25,429,000
		186,589,703
u.s. Virgin Islands 0.6%
Virgin Islands PFAR,
Matching Fund Loan, sub. lien, Series B, 5.25%, 10/01/29	5,750,000	5,802,325
senior lien, Capital Projects, Series A-1, 5.00%,10/01/24	555,000	566,882
senior lien, Refunding, Series B, 5.00%, 10/01/25	1,500,000	1,522,365
sub. lien, Refunding, Series C, 5.00%, 10/01/19	9,145,000	9,804,995
sub. lien, Refunding, Series C, 5.00%, 10/01/22	10,000,000	10,412,100
Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.625%, 10/01/29	18,380,000	19,729,276
		47,837,943
Total U.S. Territories		355,577,717
Total Municipal Bonds before Short Term Investments (Cost $7,556,821,136)		7,500,943,159

Short Term Investments 0.3%
Municipal Bonds 0.3%

Georgia 0.0%t
'Gainesville and Hall County Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Health Care System,
Refunding, Series A, Daily VRDN and Put, 0.28%, 5/15/26	2,000,000	2,000,000

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)

Louisiana 0.0%
'Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project, First Stage, ACES, Refunding,
Daily VRDN and Put, 0.29%, 9/01/17	1,300,000	1,300,000
Michigan 0.0%t
'Michigan Higher Education Facilities Authority Revenue, Limited Obligation, University of Detroit, Refunding, Daily VRDN
and Put, 0.28%, 11/01/36	2,000,000	2,000,000
Pennsylvania 0.1%
'Geisinger Authority Health System Revenue, Geisinger Health System, Daily VRDN and Put, 0.30%, 11/15/32	3,500,000	3,500,000
U.s. Territories 0.2%
Puerto Rico 0.2%
'Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, Daily VRDN and Put, 0.22%, 7/01/32	1,800,000	1,800,000
'Puerto Rico Commonwealth Revenue, BAN, Weekly VRDN and Put, 2.00%, 4/07/11	13,180,000	13,180,000
		14,980,000
Total Short Term Investments (Cost $23,780,000)		23,780,000
Total Investments (Cost $7,580,601,136) 98.8%		7,524,723,159
other Assets, less Liabilities 1.2%		94,421,330
Net Assets 100.0%		$7,619,144,489

tRounds to less than 0.1% of net assets.

a Security purchased on a when-issued basis.

b Security has been deemed illiquid because it may not be able to be sold within seven days. At November 30, 2010, the aggregate value of these securities was $10,943,274, representing 0.14% of net assets.

'The bond pays interest and/or principal based upon the issuer's ability to pay, which may be less than the stated interest rate or principal paydown.

d Defaulted security or security for which income has been deemed uncollectible.

'Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)

ABBREVIATIONS

Selected Portfolio

1915 Act	Improvement Bond Act of 1915
ABAG	- The Association of Bay Area Governments
ACA	- American Capital Access Holdings Inc.
ACES	- Adjustable Convertible Exempt Security
AO	- Assessment District
AGMC	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAN	- Bond Anticipation Note
COA	- Community Development Authority/Agency
COO	- Community Development District
COR	- Community Development Revenue
CFO	- Community Facilities District
CIFG	- CDC IXIS Financial Guaranty
COP	- Certificate of Participation
EOA	- Economic Development Authority
EOC	- Economic Development Corp.
EOR	- Economic Development Revenue
ETM	- Escrow to Maturity
FGIC	- Financial Guaranty Insurance Co.
FHA	- Federal Housing Authority/Agency
FICO	- Financing Corp.
GO	- General Obligation
HFAR	- Housing Finance Authority Revenue
10	Improvement District
lOA	Industrial Development Authority/Agency
10AR	Industrial Development Authority Revenue
lOB	Industrial Development Bond/Board
10BR	Industrial Development Board Revenue
lOR	Industrial Development Revenue
MAC	- Municipal Assistance Corp.
MFHR	- Multi-Family Housing Revenue
MFR	- Multi-Family Revenue
MTA	- Metropolitan Transit Authority
NATL	- National Public Financial Guarantee Corp.
NATL RE	- National Public Financial Guarantee Corp. Reinsured
PCC	- Pollution Control Corp.
PCFA	- Pollution Control Financing Authority
PCR	- Pollution Control Revenue
PFA	- Public Financing Authority
PFAR	- Public Financing Authority Revenue
PUO	- Public Utility District
ROA	- Redevelopment Agency/Authority
SF	- Single Family
USO	- Unified/Union School District
XLCA	- XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited)

Franklin Insured Tax-Free Income Fund
Municipal Bonds 99.2%
Alabama 3.8%
Alabama Drinking Water Finance Authority Revenue, Revolving Fund Loan, Series A, AMBAC Insured, 5.25%, 8/15/21	$2,490,000	$2,556,931
Anniston Regional Medical Center Board Revenue, Series A, AMBAC Insured, 5.25%, 6/01/18	5,000,000	5,002,650
Bessemer GO, wts., XLCA Insured, 5.00%, 2/01/35	2,000,000	1,624,200
Birmingham Waterworks Board Water Revenue, Series A, Assured Guaranty, 5.25%, 1/01/39	5,000,000	5,112,050
Chatom IDB Gulf Opportunity Zone Revenue, PowerSouth Energy, Refunding, Series A, Assured Guaranty, 5.00%,
8/01/30	5,250,000	5,305,808
8/01/37	5,000,000	4,891,550
Helena Utilities Board Water and Sewer Revenue, NATL Insured, Pre-Refunded, 5.25%,
4/01/27	3,260,000	3,492,959
4/01/33	4,890,000	5,239,440
Houston County Health Care Authority Revenue, Series A, AMBAC Insured, 5.125%,
10/01/24	5,855,000	5,715,827
10/01/25	6,065,000	5,771,029
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty, 5.125%, 4/01/38	10,865,000	11,120,653
Limestone County Water and Sewer Authority Water Revenue, AMBAC Insured, 5.00%, 12/01/35	9,100,000	8,324,498
Madison GO, wts., Refunding, XLCA Insured, 4.75%, 12/01/36	10,000,000	9,430,400
Orange Beach Water Sewer and Fire Protection Authority Revenue, NATL Insured, 5.00%, 5/15/35	3,665,000	3,695,420
Pell City GO, wts.,
Refunding, XLCA Insured, 5.00%, 2/01/24	1,020,000	1,049,825
XLCA Insured, 5.00%, 2/01/34	5,195,000	4,805,219
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40	8,090,000	8,295,810
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student Housing LLC University of
Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%, 7/01/38	5,000,000	5,569,400
University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC Insured, 5.00%, 9/01/41	5,000,000	4,630,750
University of Alabama University Revenues, General, University of Alabama at Birmingham, NATL RE, FGIC Insured, Pre-
Refunded, 5.25%, 10/01/27	5,975,000	6,216,270
		107,850,689
Alaska 0.5%
Alaska Energy Authority Power Revenue, Bradley Lake Project, Refunding, NATL Insured, 6.25%, 7/01/21	5,000	5,016
Alaska Energy Authority Utilities Revenue, Refunding, AGMC Insured, 5.20%, 7/01/17	3,000,000	3,009,750
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center, Assured Guaranty, 6.00%, 9/01/32	10,000,000	11,127,200
		14,141,966
Arizona 2.9%
Arizona State COP, Department of Administration,
Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	8,921,770
Series A, AGMC Insured, 5.25%, 10/01/28	10,000,000	10,341,900
Series A, AGMC Insured, 5.00%, 10/01/29	5,000,000	5,017,350
Series B, AGMC Insured, 5.00%, 10/01/27	8,000,000	8,136,720
Downtown Phoenix Hotel Corp. Revenue,
Senior Series A, FGIC Insured, 5.00%, 7/01/36	15,000,000	12,132,300
sub. bond, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/36	6,450,000	6,007,143
Maricopa County IDA Hospital Facility Revenue, Samaritan Health Services, Series A, NATL Insured, ETM, 7.00%, 12/01/16	300,000	363,981
Pima County Sewer Revenue, System, Assured Guaranty, 5.00%,
7/01/24	10,000,000	10,568,600
7/01/25	7,000,000	7,341,880
Tucson Water Revenue, Series B, AGMC Insured, 5.00%, 7/01/32	12,000,000	12,283,080
		81,114,724
Arkansas 1.0%
Arkansas State University Student Fee Revenue, Arkansas State University-Beebe, Series B, AMBAC Insured, 5.00%,
12/01/30	3,250,000	3,261,375
12/01/35	3,045,000	2,895,003
Benton Regional Public Water Authority Water Revenue, Refunding and Improvement, XLCA Insured, 5.00%, 10/01/35	5,230,000	5,241,611
Little Rock School District GO, Series C, AGMC Insured, Pre-Refunded, 5.25%, 2/01/33	7,790,000	7,851,775
Paragould Water and Electric Revenue, AMBAC Insured, Pre-Refunded, 5.65%, 12/01/25	1,000,000	1,000,000
University of Arkansas University Revenues, Various Facility, Fayetteville Campus,
AMBAC Insured, 5.00%, 11/01/36	3,205,000	3,239,165

Quarterly Statement ofInvestments

See Notes to Statements ofInvestments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
NATL RE, FGIC Insured, 5.00%, 12/01/32	4,000,000	4,027,120
		27,516,049
California 7.0%
California State GO,
Refunding, AMBAC Insured, 5.00%, 2/01/33	7,000,000	6,745,270
Refunding, NATL Insured, 5.00%, 2/01/31	20,000,000	19,454,000
Refunding, NATL Insured, 5.00%, 10/01/32	1,910,000	1,853,082
Various Purpose, 6.00%, 4/01/38	30,000,000	31,582,200
Various Purpose, Refunding, NATL Insured, 4.75%, 3/01/35	20,855,000	19,062,930
California State Public Works Board Lease Revenue, Various Capital Projects, Series G-1, 5.25%,10/01/24	5,000,000	5,315,350
California State University Revenue, Systemwide, Series A, AGMC Insured, 5.00%, 11/01/39	10,000,000	10,048,700
Colton Joint USD, GO, Election of 2008, Series A, Assured Guaranty, 5.375%, 8/01/34	10,000,000	10,182,900
East Side UHSD Santa Clara County GO, Election of 2008, Series B, Assured Guaranty, 5.25%, 8/01/35	23,800,000	24,162,236
Los Angeles USD, GO, Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/32	32,565,000	32,762,995
Montebello USD, GO, Election of 2004, Series A-1, Assured Guaranty, 5.25%, 8/01/34	5,000,000	5,100,750
Oakland RDA Tax Allocation, Central District Redevelopment, Refunding, AMBAC Insured, 5.50%, 2/01/14	165,000	167,307
Richmond Joint Powers Financing Authority Revenue, Lease, Civic Center Project, Refunding, Assured Guaranty, 5.75%,
8/01/29	13,315,000	14,192,059
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Refunding, Series A, NATL Insured, 5.25%, 1/15/30	4,000,000	3,468,720
San Jose RDA Tax Allocation, Merged Area, Refunding, Series D, Assured Guaranty, 5.00%, 8/01/22	10,000,000	10,507,500
Val Verde USD, COP, School Construction Project,
Refunding, Series B, NATL RE, FGIC Insured, 5.00%, 1/01/35	1,680,000	1,401,691
Series B, FGIC Insured, Pre-Refunded, 5.00%, 1/01/35	820,000	940,458
		196,948,148
Colorado 3.7%
Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%, 8/01/39	25,000,000	25,118,000
Broomfield COP, Refunding, AMBAC Insured, 6.00%, 12/01/29	3,000,000	3,000,000
Colorado Health Facilities Authority Revenue,
Catholic Health Initiatives, Series C-7, AGMC Insured, 5.00%, 9/01/36	20,000,000	20,023,600
Health Facility Authority, Hospital, Refunding, Series B, AGMC Insured, 5.25%, 3/01/36	10,000,000	10,014,300
Colorado State Board of Governors University Enterprise System Revenue, Series A, NATL RE, FGIC Insured, 5.00%,
3/01/37	10,000,000	10,192,500
Denver City and County Airport Revenue, Series C, NATL Insured, ETM, 6.125%,
11/15/25	3,590,000	4,428,265
11/15/25	4,410,000	4,423,583
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%, 12/01/35	15,000,000	12,333,750
University of Colorado Hospital Authority Revenue, Refunding, Series A, AMBAC Insured,
5.20%, 11/15/17	5,425,000	5,441,058
5.25%, 11/15/22	7,800,000	7,802,418
		102,777,474
Connecticut 0.2%
Connecticut State Health and Educational Facilities Authority Revenue, Child Care Facilities Program, Series G, Assured
Guaranty, 6.00%, 7/01/38	5,000,000	5,497,050

District of Columbia 0.7%
District of Columbia HFA, RMR, Series 1, FGIC Insured, 7.75%, 9/01/16	115,000	115,232
District of Columbia Hospital Revenue, Children's Hospital Obligation, Sub Series 1, AGMC Insured, 5.45%, 7/15/35	19,790,000	20,005,513
		20,120,745
Florida 11.4%
Alachua County School Board COP, AMBAC Insured, 5.00%, 7/01/20	1,000,000	1,018,160
Brevard County Local Option Fuel Tax Revenue, NATL RE, FGIC Insured, 5.00%,
8/01/32	12,440,000	11,098,222
8/01/37	13,000,000	11,211,720
Broward County HFAR,
5.65%, 11/01/22	405,000	405,247
5.70%, 11/01/29	225,000	225,045
Broward County School Board COP,
NATL Insured, 5.00%, 7/01/28	2,000,000	2,027,420
Series A, AGMC Insured, 5.00%, 7/01/22	2,000,000	2,031,360
Series A, AGMC Insured, 5.00%, 7/01/26	2,850,000	2,873,969
Series A, AGMC Insured, 5.00%, 7/01/30	2,000,000	1,990,040
Cape Coral Water and Sewer Revenue, AMBAC Insured, 5.00%, 10/01/36	2,000,000	1,935,080
Celebration CDD, Special Assessment, Series B, NATL Insured, 5.50%, 5/01/19	180,000	180,594

Franklin Tax-Free Trust

Statement of Investments, November 30,2010 (unaudited) (continued)
Clearwater Water and Sewer Revenue, NATL RE, FGIC Insured, 5.00%,
12/01/28	11,050,000	11,158,400
12/01/32	13,665,000	13,770,630
Coral Gables Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group, AGMC Insured,
Pre-Refunded, 5.00%, 8/15/29	1,000,000	1,137,880
Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, 5.75%, 9/01/29	1,890,000	1,890,454
Destin Capital Improvement Revenue, NATL Insured, 5.00%, 8/01/27	1,315,000	1,284,400
Escambia County Utilities Authority Utility System Revenue,
NATL RE, FGIC Insured, 5.00%, 1/01/31	1,775,000	1,770,474
Refunding, Series B, NATL RE, FGIC Insured, 5.00%, 1/01/22	2,000,000	2,029,920
Florida Gulf Coast University Financing Corp. Capital Improvement Revenue, Housing Project, Series A, NATL Insured,
5.00%, 2/01/37	10,000,000	9,632,100
Florida HFAR, Spinnaker Cove Apartments, Series G, AMBAC Insured, 6.50%, 7/01/36	1,600,000	1,572,496
Florida HFC Revenue,
Housing, Logan's Pointe Apartments, Series F-1, AGMC Insured, 5.90%,12/01/19	1,195,000	1,207,954
Marina Bay Apartments, Series S, AGMC Insured, 5.85%, 2/01/41	1,070,000	1,070,449
Florida Intergovernmental Finance Commission Capital Revenue, Series A, AMBAC Insured, 5.00%, 8/01/32	3,570,000	3,482,142
Florida State Board of Education Capital Outlay GO, Public Education,
Refunding, Series E, NATL RE, FGIC Insured, 5.00%, 6/01/24	5,000,000	5,118,450
Series B, NATL RE, FGIC Insured, 5.00%, 6/01/23	5,395,000	5,603,139
Florida State Board of Education GO,
Series C, NATL Insured, 5.00%, 6/01/27	4,245,000	4,340,767
Series F, NATL Insured, 5.00%, 6/01/28	2,000,000	2,039,420
Florida State Correctional Privatization Commission COP, Series B, AMBAC Insured, 5.00%, 8/01/25	2,000,000	2,046,840
Florida State Department of Environmental Protection Preservation Revenue, Florida Forever, Series A, NATL Insured,
5.00%, 7/01/21	3,000,000	3,127,440
Greater Orlando Aviation Authority Orlando Airport Facilities Revenue, Series B, NATL RE, FGIC Insured, 5.25%, 10/01/28	2,500,000	2,502,500
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/30	1,150,000	1,144,273
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, NATL Insured, 5.00%, 7/01/26	1,670,000	1,710,381
Indian Trail Water Control District Improvement Revenue, NATL Insured, 5.75%, 8/01/16	960,000	963,754
Jacksonville Capital Improvement Revenue, Refunding, Series C, AMBAC Insured, 5.00%, 10/01/25	4,000,000	4,052,680
Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement, NATL RE, FGIC Insured, 5.00%, 10/01/32	1,000,000	1,000,100
Jacksonville Sales Tax Revenue,
AMBAC Insured, 5.00%, 10/01/30	5,000,000	5,031,900
Better Jacksonville, NATL Insured, 5.00%, 10/01/30	1,500,000	1,529,595
Jacksonville Transportation Revenue, NATL Insured,
5.00%, 10/01/26	2,000,000	2,015,200
5.25%, 10/01/29	11,000,000	11,276,100
Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30	2,080,000	2,069,746
Lee County Airport Revenue, Refunding, AGMC Insured, 5.00%, 10/01/33	3,530,000	3,477,791
Lee Memorial Health System Hospital Revenue, Series A, AMBAC Insured, 5.00%,
4/01/32	1,460,000	1,353,770
4/01/37	11,000,000	9,924,970
Leon County COP, AMBAC Insured, 5.00%, 7/01/25	8,935,000	8,990,754
Maitland CDA Revenue, AMBAC Insured, 5.00%, 7/01/34	2,595,000	2,613,892
Marion County Utility System Revenue, NATL RE, FGIC Insured, 5.00%, 12/01/31	1,500,000	1,502,250
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30	3,000,000	3,012,690
Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas,
Refunding, Series A, CIFG Insured, 5.00%, 10/01/38	1,625,000	1,459,039
Series B, NATL RE, FGIC Insured, 5.75%, 10/01/29	2,500,000	2,526,375
Series B, NATL RE, FGIC Insured, 5.00%, 10/01/30	3,500,000	3,430,735
Miami-Dade County GO, Building Better Communities Program, NATL RE, FGIC Insured, 5.00%, 7/01/33	2,000,000	2,019,460
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, NATL Insured, 5.00%, 6/01/31	1,650,000	1,547,040
Miami-Dade County School Board COP, Series A, NATL RE, FGIC Insured, 5.00%,
5/01/25	5,000,000	5,021,550
5/01/26	17,080,000	17,024,661
5/01/27	10,775,000	10,632,123
Ocala Utility System Revenue, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 10/01/31	2,000,000	1,994,720
Opa-Locka Capital Improvement Revenue, NATL RE, FGIC Insured, 6.125%, 1/01/24	1,000,000	1,003,510
Orange County Health Facilities Authority Revenue, Hospital, Orlando Regional Healthcare System, Refunding, Series B,
AGMC Insured, 5.00%, 12/01/32	7,000,000	6,871,760
Orange County School Board COP, Series A, NATL Insured, 5.00%, 8/01/27	10,000,000	10,102,500
Orlando-Orange County Expressway Authority Revenue,
junior lien, NATL RE, FGIC Insured, 6.50%, 7/01112	225,000	242,363
Series B, AMBAC Insured, 5.00%, 7/01/35	20,000,000	19,748,400

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Osceola County HFA, MFHR, Tierra Vista Apartment Project, Series A, 5.70%, 12/01/17	480,000	480,413
Osceola County School Board COP, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 6/01/27	13,000,000	14,024,790
Osceola County Tourist Development Tax Revenue, NATL RE, FGIC Insured, 5.00%, 10/01/32	3,000,000	3,000,300
Palm Beach County School Board COP, Series A, AMBAC Insured, Pre-Refunded, 5.125%, 8/01/24	2,000,000	2,082,820
Panama City Beach Utility Revenue, Refunding, AMBAC Insured, 5.00%, 6/01/32	2,000,000	1,951,120
Pasco County Guaranteed Entitlement Revenue, Refunding, AGMC Insured, 5.00%, 12/01/33	2,185,000	2,233,704
Pembroke Pines Public Improvement Revenue,
Series A, AMBAC Insured, 5.00%, 10/01/29	2,000,000	1,987,800
Series B, AMBAC Insured, 5.00%, 10/01/34	2,000,000	1,967,040
Pinellas County Health Facilities Authority Revenue, Baycare Health System, AGMC Insured, 5.00%, 11/15/30	4,000,000	4,004,680
Pinellas County Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	3,000,000	3,072,030
Polk County Public Facilities Revenue, NATL Insured, 5.00%, 12/01/33	2,000,000	1,957,200
Polk County School Board COP, Series A, AGMC Insured, 5.00%, 1/01/26	1,000,000	1,012,370
Polk County Utility System Revenue, Series A, NATL RE, FGIC Insured, 5.00%,
10/01/30	1,000,000	1,015,930
10/01/34	2,000,000	2,022,060
Port Orange GO, NATL Insured, 5.00%, 4/01/33	1,755,000	1,774,498
Port Sl. Lucie Utility Revenue, NATL Insured, 5.00%, 9/01/34	8,420,000	8,430,778
Sl. Lucie West Services District Utility Revenue, senior lien, NATL Insured, 6.125%, 10/01/32	2,240,000	2,281,350
Sumter County School District Revenue, Multi-District Loan Program, AGMC Insured, ETM, 7.15%, 11/01/15	245,000	302,957
Sunrise Utilities System Revenue,
AMBAC Insured, ETM, 5.20%, 10/01/22	860,000	1,013,553
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,140,000	1,247,126
Tampa Bay Water Utility System Revenue, FGIC Insured, Pre-Refunded, 5.75%, 10/01/29	2,000,000	2,089,000
Tavares Water and Sewer Revenue, AMBAC Insured, 5.50%, 10/01/30	1,000,000	1,001,300
University of Central Florida Athletics Assn. Inc. COP, Series A, NATL RE, FGIC Insured, 5.00%,
10/01/27	1,000,000	972,220
10/01/30	1,485,000	1,359,057
Volusia County Educational Facility Authority Revenue, Educational Facilities, Embry-Riddle Aeronautical University Project,
Refunding, Series B, AMBAC Insured, 5.25%, 10/15/19	3,500,000	3,501,610
		319,862,500
Georgia 4.9%
Athens Housing Authority Student Housing Lease Revenue, University of Georgia,
AMBAC Insured, Pre-Refunded, 5.00%, 12/01/33	435,000	468,378
Refunding, AMBAC Insured, 5.00%, 12/01/33	5,565,000	5,337,447
Atlanta Airport Revenue, General-Series A, AGMC Insured, 5.00%, 1/01/40	9,215,000	9,103,222
Atlanta Water and Wastewater Revenue,
AGMC Insured, 5.00%, 11/01/37	15,000,000	14,781,000
Refunding, Series B, AGMC Insured, 5.375%, 11/01/39	23,000,000	23,447,350
Series A, NATL RE, FGIC Insured, 5.00%, 11/01/29	4,750,000	4,786,195
Brunswick Water and Sewer Revenue, Refunding and Improvement, NATL Insured, 6.10%, 10/01/14	1,535,000	1,743,975
Bulloch County Development Authority Revenue, Assured Guaranty, 5.25%, 7/01/33	14,825,000	15,272,567
Cherokee County Water and Sewer Authority Revenue, NATL Insured, 6.90%, 8/01/18	15,000	15,064
Columbus Building Authority Lease Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 1/01/31	3,500,000	3,601,185
Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty, 5.50%, 9/01/37	6,450,000	6,650,272
East Point Building Authority Revenue, Water and Sewer Project, Series A, XLCA Insured, 5.00%, 2/01/30	11,360,000	9,517,976
Fulton County Development Authority Revenue, Georgia Institute of Technology Athletic Assn., Refunding, AMBAC Insured,
5.125%, 10/01/32	9,000,000	9,040,050
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation III LLC Project, Series A,
Assured Guaranty, 5.00%, 6/15/38	9,250,000	9,086,922
'Gwinnett County Development Authority Revenue, Civic and Cultural Center, Refunding, 5.00%, 9/01/31	17,345,000	18,486,995
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System, Refunding,
AGMC Insured, 5.00%, 8/01/41	7,500,000	7,182,225
		138,520,823
Hawaii 0.1%
Hawaii County GO, Refunding and Improvement, Series A, NATL RE, FGIC Insured, 5.60%,
5/01112	1,000,000	1,066,620
5/01113	1,000,000	1,110,570
		2,177,190
Illinois 6.4%
Chicago Board of Education GO, Refunding, Series C, Assured Guaranty, 5.25%, 12/01/26	12,575,000	13,211,043
Chicago GO, Refunding, Series A, AGMC Insured, 5.00%,
1/01/28	29,885,000	30,785,136
1/01/29	13,345,000	13,667,282

Franklin Tax-Free Trust
Statement of Investments, November 30, 2010 (unaudited) (continued)
1/01/30		6,200,000	6,312,964
Chicago O'Hare International Airport Revenue,
AGMC Insured, 5.25%, 1/01/35		26,635,000	26,959,947
Refunding, Series A, AGMC Insured, 5.00%, 1/01/28		24,915,000	25,224,943
Cook County GO, Refunding, Series G, 5.00%, 11/15/28		20,000,000	20,664,800
Illinois Finance Authority Revenue,
Edward Hospital, Series A, AMBAC Insured, 5.50%, 2/01/40		4,000,000	3,842,680
Southern Illinois HealthCare, AGMC Insured, 5.375%, 3/01/35		8,500,000	8,526,860
Illinois Health Facilities Authority Revenue, Northwestern Medical Facility Foundation, Refunding, NATL Insured, 5.125%,
11/15/28		5,000,000	4,544,500
Illinois State GO, Refunding, AGMC Insured, 5.00%, 1/01/23		10,000,000	10,079,500
Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%,	11/01/20	290,000	351,680
Saline Valley Conservancy District Waterworks Revenue, Saline Valley Conservancy District, Refunding, Series A, AMBAC
Insured, 5.00%, 1/01/41		7,000,000	6,913,830
St. Clair County School District No. 189 East Sl. Louis GO, Alternate Revenue Source, Refunding, AMBAC Insured, 5.125%,
1/01/28		7,135,000	7,042,816
			178,127,981
Indiana 0.5%
Indiana Health and Educational Facilities Finance Authority Revenue, Sl. Francis, Series E, AGMC Insured, 5.25%, 5/15/41		3,750,000	3,716,100
Indianapolis Local Public Improvement Bond Bank Revenue, Waterworks Project, Series A, Assured Guaranty, 5.50%,
1/01/38		8,650,000	9,080,683
			12,796,783
Kansas 0.6%
Overland Park Development Corp. Revenue, second tier, Overland Park Convention Center Hotel, Refunding, Series B,
AMBAC Insured, 5.125%, 1/01/32		20,000,000	16,866,800

Kentucky 1.5%
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc.,
Refunding, Series C, NATL Insured, 6.05%, 10/01/20		8,505,000	9,075,260
Series C, NATL Insured, Pre-Refunded, 6.05%, 10/01/20		4,255,000	4,896,527
Series C, NATL Insured, Pre-Refunded, 6.15%, 10/01/26		12,195,000	14,067,542
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A, NATL Insured, 5.00%,
9/01/37		10,000,000	9,897,300
Louisville and Jefferson County Metropolitan Sewer District Sewer and Drain System Revenue, Series A, NATL Insured,
5.50%, 5/15/34		5,000,000	5,200,750
			43,137,379
Louisiana 1.8%
Louisiana Local Government Environmental Facilities and CDA Revenue,
LCTCS Facilities Corp. Project, Series B, Assured Guaranty, 5.00%, 10/01/26		2,750,000	2,887,940
Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/31		5,480,000	5,014,529
Louisiana Local Government Environmental Facilities and CDR, Southeastern Louisiana University, Series A, AGMC
Insured, 5.00%, 10/01/40		8,545,000	8,101,087
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series C-2, Assured Guaranty, 6.75%, 6/01/26		21,000,000	24,589,110
Louisiana State Gas and Fuels Tax Revenue, Series A, AMBAC Insured, 5.00%, 6/01/27		10,000,000	10,178,500
			50,771,166
Maine 1.0%
Maine Educational Loan Authority Student Loan Revenue, A, Series A-3, Assured Guaranty, 5.875%, 12/01/39		17,635,000	19,188,291
Maine State Health and Higher Educational Facilities Authority Revenue, Series C, AGMC Insured, 6.20%, 7/01/25		100,000	100,230
Portland Airport Revenue, General, AGMC Insured,
5.25%, 1/01/35		3,000,000	3,096,060
5.00%, 1/01/40		6,000,000	6,038,940
			28,423,521
Maryland 1.0%
Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.00%, 9/01/32		10,000,000	8,815,400
Baltimore Project Revenue, Water Projects, Refunding, Series A, NATL RE, FGIC Insured, 5.125%, 7/01/42		11,000,000	11,084,810
Maryland State Health and Higher Educational Facilities Authority Revenue,
LifeBridge Health, Refunding, Assured Guaranty, 5.00%, 7/01/34		9,000,000	9,054,720
University of Maryland Medical System, Series B, NATL RE, FGIC Insured, 7.00%, 7/01/22		200,000	234,810
			29,189,740
Massachusetts 3.7%
Massachusetts State Development Finance Agency Revenue,
Harvard University, Series B-1, 5.00%, 10/15/40		20,000,000	21,197,600

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Worcester Polytechnic Institute, NATL Insured, 5.00%, 9/01/47	25,050,000	24,922,746
Massachusetts State GO, Consolidated Loan, Series D, NATL Insured,
ETM, 5.00%, 8/01/27	3,535,000	3,784,960
Pre-Refunded, 5.00%, 8/01/27	855,000	915,457
Massachusetts State Health and Educational Facilities Authority Revenue,
CareGroup Issue, Refunding, Series A, NATL Insured, 5.00%, 7/01/25	3,880,000	3,844,188
CareGroup Issue, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/25	750,000	832,605
Central New England Health, Series B, AMBAC Insured, 5.20%, 8/01/28	4,415,000	4,314,956
Emmanuel College, NATL Insured, 5.00%, 7/01/37	21,685,000	20,293,473
Harvard Pilgrim Health, Series A, AGMC Insured, 5.00%, 7/01/18	3,000,000	3,001,260
Simmons College, Series C, NATL Insured, 5.125%, 10/01/28	4,260,000	4,268,690
Massachusetts State Water Resources Authority Revenue, Refunding, Series J, AGMC Insured, 5.00%, 8/01/32	16,250,000	16,367,325
		103,743,260
Michigan 9.2%
Birmingham City School District GO, School Building and Site, AGMC Insured, 5.00%, 11/01/33	8,135,000	8,287,857
Central Michigan University Revenue, Series A, AMBAC Insured, 5.05%, 10/01/32	8,650,000	8,514,454
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured, Pre-Refunded, 5.125%,
5/01/31	6,500,000	6,894,615
Detroit Public Improvements GO, Series A-1, NATL Insured, 5.00%, 4/01/21	12,390,000	10,921,289
Detroit Sewer Disposal System Revenue,
second lien, Series B, NATL Insured, 5.00%, 7/01/36	15,000,000	14,312,550
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/32	2,905,000	2,914,616
senior lien, Series A, FGIC Insured, Pre-Refunded, 5.125%, 7/01/31	6,000,000	6,163,080
senior lien, Series B, AGMC Insured, 7.50%, 7/01/33	6,000,000	7,155,780
Detroit Water Supply System Revenue,
second lien, Series B, AGMC Insured, 7.00%, 7/01/36	5,000,000	5,572,250
senior lien, Series A, AGMC Insured, 5.00%, 7/01/34	7,040,000	6,905,888
senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33	10,185,000	10,457,143
senior lien, Series A, NATL Insured, 5.00%, 7/01/34	10,150,000	10,164,210
Grand Rapids Sanitation Sewer System Revenue, NATL RE, FGIC Insured, 5.00%, 1/01/34	18,285,000	18,535,139
Jackson County Hospital Finance Authority Revenue, WA Foote Memorial Hospital,
Refunding, Series C, Assured Guaranty, 5.00%, 6/01/26	15,000,000	14,528,400
Series A, AMBAC Insured, 5.25%, 6/01/17	500,000	500,000
Michigan Municipal Bond Authority Revenue, Clean Water State Revolving Fund, NATL Insured, 5.00%, 10/01/23	5,095,000	5,228,642
Michigan State Building Authority Revenue, Refunding, Series lA,
AGMC Insured, 5.00%, 10/15/36	28,895,000	28,929,674
NATL RE, FGIC Insured, 5.00%, 10/15/36	10,000,000	9,786,300
Michigan State Hospital Finance Authority Revenue,
Hospital, Botsford Obligated Group, Refunding, Series A, NATL Insured, 5.25%, 2/15/22	2,000,000	1,979,820
Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	13,000,000	11,986,780
Oakwood Obligated Group, Refunding, Series A, AGMC Insured, 5.00%, 8/15/31	10,000,000	10,010,100
Sl. John's Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13	1,615,000	1,663,870
Trinity Health Credit Group, Series A, 6.50%, 12/01/33	25,000,000	27,069,750
Michigan State Strategic Fund Limited Obligation Revenue, Detroit Edison Co. Pollution Control Bonds Project, Refunding,
Collateralized Series BB, AMBAC Insured, 7.00%, 5/01/21	250,000	300,100
Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit Education Exempt Facilities,
Refunding, Series D, XLCA Insured, 5.25%, 12/15/32	10,000,000	10,030,300
Michigan State Trunk Line Revenue, Series A, AGMC Insured, Pre-Refunded, 5.25%, 11/01/30	15,000,000	15,659,550
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital, Series M, NATL Insured, 5.25%,
11/15/31	4,000,000	3,621,680
		258,093,837
Minnesota 1.1%
Medford ISD No. 763 GO, Series A, AGMC Insured, 5.125%, 2/01/26	2,475,000	2,493,018
Minneapolis and Sl. Paul Metropolitan Airports Commission Airport Revenue, sub. bond, Refunding, Series A, AMBAC
Insured, 5.00%, 1/01/35	15,000,000	15,010,350
Minnesota Agricultural and Economic Development Board Revenue, Health Care System, Refunding, Series A, NATL
Insured, 5.75%, 11/15/26	180,000	180,099
Minnesota State HFAR, Rental Housing, Refunding, Series D, NATL Insured, 6.00%, 2/01/22	175,000	175,130
Sauk Rapids ISD No. 047 GO, Series A, NATL Insured, 5.75%, 2/01/26	11,850,000	11,948,236
		29,806,833
Mississippi 0.4%
Harrison County Wastewater Management District Revenue, Wastewater Treatment Facilities, Series A, FGIC Insured, ETM,
8.50%,2/01113	200,000	223,704

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Mississippi Development Bank Special Obligation Revenue, Municipal Energy Agency, Series A, XLCA Insured, 5.00%,
3/01/36	10,915,000	10,090,044
		10,313,748
Missouri 0.8%
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue, Metrolink Cross
County Extension, Assured Guaranty, 5.00%, 10/01/39	6,000,000	6,012,300
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, Sl. Luke's Health System, Series B,
AGMC Insured, 5.50%, 11/15/35	15,000,000	15,348,300
		21,360,600
Nebraska 1.0%
Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No.1, NATL Insured, ETM, 6.70%, 6/01/22	2,500,000	3,126,575
Lincoln Electric System Revenue, AGMC Insured, 4.75%, 9/01/35	23,500,000	23,667,085
		26,793,660
Nevada 1.1%
Clark County GO, Series A, AMBAC Insured, 6.50%, 6/01/17	250,000	304,082
Clark County Passenger Facility Charge Revenue, Las Vegas, McCarran International Airport, Series A,
AGMC Insured, 5.25%, 7/01/42	5,000,000	4,969,250
Assured Guaranty, 5.25%, 7/01/39	20,000,000	20,013,400
Reno Hospital Revenue, Washoe Medical Center, Refunding, Series C, AGMC Insured, 5.375%, 6/01/39	5,000,000	4,868,500
		30,155,232
New Hampshire 0.2%
Manchester General Airport Revenue, General, Refunding, Series A, AGMC Insured, 5.125%, 1/01/30	6,000,000	6,009,600

New Jersey 1.9%
Essex County Improvement Authority Revenue, Garden State Cancer Center Project, AMBAC Insured, 6.00%, 12/01/20	2,250,000	2,257,537
Middlesex County COP, NATL Insured, 5.30%, 6/15/29	3,575,000	3,578,646
New Brunswick Parking Authority Revenue, Guaranteed Parking, Series A, NATL Insured, 5.00%, 9/01/34	1,500,000	1,504,350
New Jersey EDA Revenue,
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/29	3,450,000	3,506,304
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/34	21,250,000	20,930,825
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	4,000,000	4,047,880
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Series A,
6.00%, 12/15/38	9,620,000	10,720,817
Pre-Refunded, 6.00%, 12/15/38	5,380,000	6,823,400
New Jersey State Turnpike Authority Turnpike Revenue,
Refunding, Series C, AMBAC Insured, 6.50%, 1/01/16	50,000	56,709
Series C, AMBAC Insured, ETM, 6.50%, 1/01/16	20,000	23,054
Series C, AMBAC Insured, Pre-Refunded, 6.50%, 1/01/16	230,000	265,119
		53,714,641
New York 3.7%
MTA Revenue,
Series B, NATL Insured, 5.00%, 11/15/28	20,000,000	20,455,800
Transportation, Series A, AGMC Insured, 5.00%, 11/15/33	20,000,000	20,116,000
MTA Service Contract Revenue, Series B, NATL Insured, 5.00%, 1/01/31	7,000,000	7,131,530
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Series A, NATL RE, FGIC Insured, 5.125%, 8/01/33	14,590,000	15,262,307
Refunding, Series B, NATL Insured, 5.00%, 8/01/32	2,230,000	2,258,098
New York State Dormitory Authority Revenue, Mental Health Services Facilities Improvement, Series B, NATL Insured, Pre-
Refunded, 5.25%, 8/15/31	5,935,000	6,138,511
New York State Dormitory Authority Revenues,
State Supported Debt, Mental Health Services Facilities Improvement, Series B, NATL Insured, 5.25%, 8/15/31	5,530,000	5,582,259
State Supported Debt, Mental Health Services Facilities Improvement, Series B, NATL Insured, Pre-Refunded, 5.25%,
8/15/31	3,535,000	3,656,215
Vassar Brothers Hospital, AGMC Insured, 5.375%, 7/01/25	4,000,000	4,012,720
New York State Dormitory Authority State Personal Income Tax Revenue, General Purpose, Series E, 5.00%, 2/15/40	12,805,000	13,107,582
Triborough Bridge and Tunnel Authority Revenues, Refunding, NATL Insured, 5.00%, 11/15/32	5,000,000	5,051,650
		102,772,672
North Carolina 0.3%
Raleigh-Durham Airport Authority Airport Revenue, Series A, NATL RE, FGIC Insured, Pre -Refunded, 5.00%,
11/01/25	5,000,000	5,146,000

Franklin Tax-Free Trust
Statement of Investments, November 30, 2010 (unaudited) (continued)
11/01/31		4,000,000	4,116,800
			9,262,800
North Dakota 1.1%
Cass County Health Facilities Revenue, Health Care, Essentia Obligation, Series D, Assured Guaranty,	5.00%, 2/15/40	31,970,000	30,688,323

Ohio 2.5%
Akron Income Tax Revenue, Community Learning Centers, Series A, NATL RE, FGIC Insured, 5.00%,	12/01/33	5,000,000	5,058,150
Cleveland Airport System Revenue, Series A, AGMC Insured, 5.00%, 1/01/31		13,780,000	13,787,992
Jefferson Area Local School District GO, School Facilities Construction and Improvement, NATL RE, FGIC Insured, 5.00%,
12/01/31		4,085,000	4,129,159
Licking Heights Local School District GO, School Facilities Construction and Improvement, Series A, FGIC Insured, Pre-
Refunded, 5.625%, 12/01/28		3,465,000	3,465,000
Lucas County Hospital Revenue, ProMedica Healthcare Obligated Group, Refunding, AMBAC Insured, 5.375%, 11/15/29		5,000,000	5,006,950
Ohio State Higher Educational Facility Commission Revenue, Summa Health System, 2010 Project, Refunding, Assured
Guaranty, 5.25%, 11/15/40		15,000,000	14,516,100
Olentangy Local School District GO, School Facilities Construction and Improvement, Series A, FGIC Insured, Pre-
Refunded, 5.25%, 12/01/32		11,450,000	13,040,749
Reynoldsburg City School District GO, School Facilities Construction and Improvement, AGMC Insured, 5.00%, 12/01/31		4,000,000	4,098,800
Springfield City School District GO, FGIC Insured, Pre-Refunded, 5.20%, 12/01/23		3,860,000	4,114,953
Toledo City School District GO, School Facilities Improvement, Series B, NATL RE, FGIC Insured, 5.00%, 12/01/32		4,000,000	4,079,000
			71,296,853
Oklahoma 0.0%t
McGee Creek Authority Water Revenue, NATL Insured, 6.00%, 1/01/23		300,000	332,466

Oregon 0.5%
Medford Hospital Facilities Authority Revenue, Asante Health System, Series A, Assured Guaranty, 5.00%, 8/15/40		4,935,000	4,844,739
Oregon Health and Science University Revenue,
Refunding, Series B, NATL Insured, 5.25%, 7/01/15		460,000	461,403
Series A, NATL Insured, 5.00%, 7/01/32		8,000,000	7,469,200
			12,775,342
Pennsylvania 3.8%
Allegheny County Sanitary Authority Sewer Revenue, AGMC Insured, 5.00%,
6/01/25		3,540,000	3,781,145
6/01/26		5,930,000	6,284,140
6/01/30		3,500,000	3,633,910
Centre County Hospital Authority Revenue, Hospital, Mount Nittany Medical Center Project, Assured Guaranty,
5.875%, 11/15/29		1,000,000	1,029,540
6.125%, 11/15/39		3,000,000	3,079,560
6.25%, 11/15/44		2,500,000	2,568,350
Delaware River Port Authority Revenue, Series E, 5.00%, 1/01/40		15,000,000	15,251,250
Lackawanna County GO, Series B, AGMC Insured, 5.00%,
9/01/30		8,100,000	8,149,086
9/01/35		7,500,000	7,478,325
Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM, 6.00%, 9/01/19		500,000	608,055
Pennsylvania State Public School Building Authority Lease Revenue, School District of Philadelphia Project, Refunding,
Series B, AGMC Insured, 4.75%, 6/01/30		6,000,000	5,910,000
Pennsylvania State Turnpike Commission Turnpike Revenue,
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38		10,000,000	11,069,300
sub. bond, Series A, Assured Guaranty, 5.00%, 6/01/39		10,000,000	9,939,800
Philadelphia Gas Works Revenue, 1998 General Ordinance, Fourth Series, AGMC Insured, 5.00%, 8/01/32		4,000,000	3,952,800
Philadelphia Water and Wastewater Revenue,
Series A, FGIC Insured, Pre-Refunded, 5.25%, 11/01/24		2,000,000	2,176,040
Series C, AGMC Insured, 5.00%, 8/01/40		7,000,000	7,069,020
Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14		50,000	56,843
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial, Refunding, Series B, Assured Guaranty,
5.375%, 7/01/35		15,000,000	14,968,800
			107,005,964
Rhode Island 1.3%
Rhode Island State Clean Water Finance Agency Revenue, Cranston Wastewater Treatment System, NATL Insured, 5.80%,
9/01/22		7,785,000	7,810,379
Rhode Island State EDC Special Facility Revenue, first lien, Rhode Island Airport Corp. Project, CIFG Insured, 5.00%,
7/01/31		5,730,000	5,416,798

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue, University of Rhode Island,
Auxiliary Enterprise, Series B, AGMC Insured, 5.00%,
9/15/30	7,535,000	7,704,161
9/15/35	4,500,000	4,493,295
9/15/40	10,270,000	10,174,900
Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan Obligated Group,
Refunding, NATL Insured, 5.75%, 5/15/23	100,000	100,398
		35,699,931
South Carolina 1.9%
Piedmont Municipal Power Agency Electric Revenue, Refunding, NATL RE, FGIC Insured, 6.25%, 1/01/21	200,000	236,104
Richland County Hospital Facilities Revenue, Community Provider, Pooled Loan Program, Series A, AGMC Insured, ETM,
7.125%,7/01/17	1,735,000	2,066,697
Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County Project, AGMC Insured, 5.00%,
12/01/31	17,800,000	18,011,286
South Carolina Jobs EDA Hospital Facilities Revenue, Palmetto Health, Refunding, Series A, AGMC Insured, 5.00%, 8/01/35	20,000,000	19,072,400
South Carolina Jobs EDA Industrial Revenue, South Carolina Electric and Gas Co. Project, Series A, AMBAC Insured,
5.20%, 11/01/27	5,000,000	5,103,600
Spartanburg Waterworks Revenue, System, Assured Guaranty, 5.00%, 6/01/39	6,000,000	6,049,560
Woodruff Roebuck Water District Water System Revenue, Improvement, Refunding, AGMC Insured, 5.00%, 6/01/40	3,000,000	3,015,750
		53,555,397
South Dakota 0.3%
Brookings COP, Refunding, AMBAC Insured, 5.10%, 12/01/18	5,000,000	4,794,350
South Dakota Lease Revenue, Series A, AGMC Insured, 6.75%, 12/15/16	2,310,000	2,609,168
		7,403,518
Tennessee 0.4%
Johnson City Health and Educational Facilities Board Hospital Revenue,
Medical Center Hospital, Refunding and Improvement, NATL Insured, ETM, 5.25%, 7/01/28	8,500,000	8,523,630
Series A, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	2,780,000	2,787,812
		11,311,442
Texas 6.8%
Austin Water and Wastewater System Revenue,
AGMC Insured, Pre-Refunded, 5.125%, 5/15/27	9,800,000	10,011,582
AGMC Insured, Pre-Refunded, 5.25%, 5/15/31	4,930,000	5,039,200
Refunding, AGMC Insured, 5.125%, 5/15/27	1,325,000	1,334,845
Refunding, AGMC Insured, 5.25%, 5/15/31	70,000	70,437
Coastal Bend Health Facilities Development Corp. Revenue, Series B, AMBAC Insured, ETM, 6.30%, 1/01/17	8,325,000	9,440,134
Dallas-Fort Worth International Airport Revenue,
Joint, Series A, NATL RE, FGIC Insured, 6.00%, 11/01/21	2,210,000	2,214,442
Refunding and Improvement, Joint, Series A, NATL RE, FGIC Insured, 5.625%, 11/01/21	12,000,000	12,218,760
Greenville Electric Utility System Revenue, Greenville, AGMC Insured, 5.00%, 2/15/40	5,825,000	5,863,503
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.25%, 2/15/37	10,250,000	9,840,717
Harris County Houston Sports Authority Revenue, senior lien, Series G, NATL Insured, 5.25%, 11/15/30	21,325,000	19,853,148
Laredo ISO Public Facility Corp. Lease Revenue, Series C, AMBAC Insured, 5.00%, 8/01/29	1,000,000	1,002,060
Matagorda County Navigation District No.1 Revenue, Houston Industries Inc. Project, Refunding,
Series A, NATL Insured, 5.25%, 11/01/29	3,185,000	2,876,851
Series B, NATL Insured, 5.15%, 11/01/29	2,750,000	2,757,288
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34	20,000,000	20,772,000
North Harris County Regional Water Authority Revenue, senior lien, NATL RE, FGIC Insured, 5.00%, 12/15/33	10,000,000	10,047,300
Palestine ISO, GO, School Building, Assured Guaranty, 5.50%, 2/15/39	12,530,000	13,161,136
Pflugerville GO, NATL RE, FGIC Insured, Pre-Refunded,
5.25%, 8/01/27	3,320,000	3,574,179
5.20%, 8/01/32	3,000,000	3,227,220
Port Neches-Groves ISO, GO, School Building, Assured Guaranty, 5.00%, 2/15/34	11,375,000	11,532,089
Tarrant County Health Facilities Development Corp. Health Systems Revenue, Harris Methodist Health System, NATL
Insured, ETM, 6.00%, 9/01/24	3,250,000	4,011,118
Texas University Permanent University Fund Revenue, Series A, 5.00%, 7/01/34	38,150,000	39,922,067
United ISO, GO, PSF Guarantee, 5.125%, 8/15/26	3,000,000	3,074,130
		191,844,206
Utah 0.0%t
Provo Electric System Revenue, Series A, AMBAC Insured, ETM, 10.375%,9/15/15	30,000	37,327

Virginia 0.7%
Chesterfield County EDA Revenue, Bon Secours Health, Series C-2, Assured Guaranty, 5.00%, 11/01/42	8,000,000	7,949,120

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Front Royal and Warren County IDA Lease Revenue, School and Capital Improvement, Series B, AGMC Insured, 5.00%,
4/01/35	5,000,000	5,059,200
Middle River Regional Jail Authority Jail Facility Revenue, NATL Insured, 5.00%, 5/15/28	3,510,000	3,614,212
Winchester IDA Educational Facilities Revenue, first mortgage, Shenandoah University Project, NATL Insured,
5.00%, 10/01/18	1,000,000	1,002,320
5.25%, 10/01/28	1,420,000	1,410,145
		19,034,997
Washington 2.0%
King County Sewer Revenue, Refunding,
Second Series, AGMC Insured, 5.00%, 1/01/36	5,000,000	5,096,850
Series A, NATL RE, FGIC Insured, 5.00%, 1/01/35	6,420,000	6,478,422
Snohomish County PUD No.1 Electric Revenue, Generation System, FGIC Insured, ETM, 6.65%, 1/01/16	4,250,000	4,952,482
Washington State Health Care Facilities Authority Revenue,
MultiCare Health System, Series B, Assured Guaranty, 6.00%, 8/15/39	1,500,000	1,587,285
Providence Health and Services, Refunding, Series D, AGMC Insured, 5.25%, 10/01/33	18,000,000	18,479,520
Series B, NATL Insured, 5.00%, 2/15/27	6,105,000	5,711,411
Swedish Health Services, Refunding, AMBAC Insured, 5.50%, 11/15/28	13,000,000	13,020,670
		55,326,640
West Virginia 0.4%
Shepherd University Board of Governors Revenue, Residence Facilities Projects, NATL Insured, 5.00%, 6/01/35	7,445,000	7,486,617
West Virginia State Water Development Authority Water Development Revenue, Loan Program II, Refunding, Series C-II,
NATL RE, FGIC Insured, 5.00%, 11/01/36	5,000,000	4,985,350
		12,471,967
Wisconsin 2.2%
Superior Limited Obligation Revenue, Midwest Energy Resources, Refunding, Series E, NATL RE, FGIC Insured, 6.90%,
8/01/21	3,000,000	3,713,520
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/36	20,000,000	21,788,200
Wisconsin State Health and Educational Facilities Authority Revenue, Aurora Medical Group Incorporate Project, AGMC
Insured, 5.75%, 11/15/25	34,730,000	34,772,371
		60,274,091
U.S. Territories 2.9%
Puerto Rico 2.1%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, Assured Guaranty, 5.125%,
7/01/47	10,000,000	10,015,100
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Refunding, Series CC, AGMC
Insured, 5.25%,
7/01/32	5,000,000	5,117,050
7/01/36	8,870,000	8,994,890
Puerto Rico Electric Power Authority Power Revenue, Refunding, Series DDD, AGMC Insured, 5.00%, 7/01/23	5,000,000	5,328,850
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,
Series A, Assured Guaranty, 5.00%, 8/01/40	10,000,000	9,625,500
Series C, AGMC Insured, 5.125%, 8/01/42	20,000,000	19,920,800
		59,002,190
U.S. Virgin Islands 0.8%
Virgin Islands PFAR, Matching Fund Loan Note, senior lien, AGMC Insured, 5.00%, 10/01/29	23,000,000	23,301,530

Total U.S. Territories		82,303,720
Total Municipal Bonds before Short Term Investments (Cost $2,779,903,951)		2,779,229,795

Short Term Investments O.O%t
Municipal Bonds O.O%t
California O.O%t
b California Infrastructure and Economic Development Bank Revenue, Contemporary Jewish Museum, Daily VRDN and Put,
0.32%, 12/01/36	100,000	100,000

Georgia O.O%t
b Athens-Clarke County Unified Government Development Authority Revenue, University of Georgia Athletic Assn. Project,
Series B, Daily VRDN and Put, 0.30%, 7/01/35	300,000	300,000

Michigan O.O%t
b Michigan Higher Education Facilities Authority Revenue, Limited Obligation, University of Detroit, Refunding, Daily VRDN
and Put, 0.28%, 11/01/36	220,000	220,000

Franklin Tax-Free Trust
Statement of Investments, November 30, 2010 (unaudited) (continued)

Total Short Term Investments (Cost $620,000)	620,000
Total Investments (Cost $2,780,523,951) 99.2%	2,779,849,795
other Assets, less Liabilities 0.8%	22,402,616
Net Assets 100.0%	$2,802,252,411

tRounds to less than 0.1% of net assets. a Security purchased on a when-issued basis. bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
COA	- Community Development Authority/Agency
COO	- Community Development District
COR	- Community Development Revenue
CIFG	- CDC IXIS Financial Guaranty
COP	- Certificate of Participation
EOA	- Economic Development Authority
EOC	- Economic Development Corp.
ETM	- Escrow to Maturity
FGIC	- Financial Guaranty Insurance Co.
FICO	- Financing Corp.
GO	- General Obligation
HFA	- Housing Finance Authority/Agency
HFAR	- Housing Finance Authority Revenue
HFC	- Housing Finance Corp.
lOA	Industrial Development Authority/Agency
lOB	- Industrial Development Bond/Board
ISO	- Independent School District
MFHR	- Multi-Family Housing Revenue - Multi-Family Mortgage Revenue
MFMR
MTA	- Metropolitan Transit Authority
NATL	- National Public Financial Guarantee Corp. - National Public Financial Guarantee Corp. Reinsured
NATL RE
PFAR	- Public Financing Authority Revenue
PSF	- Permanent School Fund
PUO	- Public Utility District
ROA	- Redevelopment Agency/Authority
RMR	- Residential Mortgage Revenue
UHSO	- Unified/Union High School District
USO	- Unified/Union School District
XLCA	- XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, November 30, 2010 (unaudited)

Franklin Kentucky Tax-Free Income Fund
Municipal Bonds 96.8%
Kentucky 85.8%
Bellevue GO, Public Project, Harbor Greene Project, XLCA Insured, 5.00%, 2/01/34	$1,065,000	$1,083,286
Boone County GO, Public Project, Pre-Refunded, 5.00%,
4/01/20	1,310,000	1,387,185
4/01/21	1,000,000	1,058,920
Boone County PCR, Collateralized, Dayton Power and Light Co., Refunding, Series A, FGIC Insured, 4.70%, 1/01/28	3,000,000	2,979,000
Boone Florence Water Commission Water Supply Systems Revenue, Refunding, NATL RE, FGIC Insured, 5.00%,
12/01/22	1,200,000	1,242,312
12/01/27	2,000,000	2,032,460
Bowling Green GO, Project, Series A, 5.00%, 6/01/38	5,000,000	5,147,900
Boyle County Revenue, Refunding and College Improvement, CIFG Insured, 5.00%, 6/01/32	1,500,000	1,532,505
Campbell and Kenton Counties Sanitation District No.1 Sanitation District Revenue,
NATL Insured, 5.00%, 8/01/37	2,500,000	2,559,550
Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/19	1,500,000	1,561,395
Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/24	2,000,000	2,081,860
Campbell County School District Finance Corp. School Building Revenue, AGMC Insured, 5.00%, 8/01/26	2,845,000	2,990,636
Christian County Hospital Revenue, Jennie Stuart Medical Center, Refunding, Assured Guaranty, 5.50%, 2/01/36	3,000,000	3,080,070
Fayette County School District Finance Corp. School Building Revenue, Series A, AMBAC Insured, Pre-Refunded, 5.25%,
4/01/20	2,160,000	2,216,419
Florence GO, Public Project, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 11/01/32	1,000,000	1,062,610
Greater Kentucky Housing Assistance Corp. Mortgage Revenue, Section 8 Assisted Projects, Refunding, Series A, NATL
Insured, 6.10%, 1/01/24	290,000	290,290
Jefferson County Health Facilities Revenue, Jewish Hospital Healthcare Services Inc., Refunding, AMBAC Insured, 5.75%,
1/01/26	1,000,000	1,002,970
Jefferson County School District Finance Corp. School Building Revenue, Series A, NATL Insured, 4.75%, 6/01/27	2,440,000	2,486,409
Kentucky Area Development Districts Financing Trust Lease Acquisition Program COP, Series L, XLCA Insured, 5.00%,
11/01/29	1,000,000	1,035,130
Kentucky Area Development Districts Financing Trust Lease Program Revenue, City of Ewing,
Series A, Pre-Refunded, 6.00%, 6/01/30	1,415,000	1,445,904
Series C, 6.00%, 6/01/30	1,145,000	1,153,920
Series E, 5.70%, 6/01/22	75,000	76,305
Kentucky Asset/Liability Commission Agency Fund Revenue, Project Notes, Federal Highway Trust, First Series A, 5.00%,
9/01/22	5,000,000	5,540,400
Kentucky Asset/Liability Commission General Receipts Revenue, University of Kentucky, Project Notes, NATL RE, FGIC
Insured, 5.00%, 10/01/25	3,000,000	3,170,820
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc.,
Refunding, Series C, NATL Insured, 6.15%, 10/01/24	160,000	168,947
Series C, NATL Insured, Pre-Refunded, 6.15%, 10/01/24	245,000	282,620
Series C, NATL Insured, Pre-Refunded, 6.15%, 10/01/25	935,000	1,078,569
Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian Regional Health Center Facility,
Refunding and Improvement, 5.875%, 10/01/22	2,000,000	1,807,380
Kentucky Economic Development Finance Authority Revenue, Catholic Health, Refunding, Series A, 5.00%, 5/01/29	4,000,000	4,051,880
Kentucky Economic Finance Authority Louisville Arena Project Revenue, Louisville Arena, Sub Series A-1, Assured
Guaranty, 6.00%, 12/01/33	2,000,000	2,103,320
Kentucky Housing Corp. Conduit MFHR, Collateral Mortgage Loan, Country Place Apartments, GNMA Secured,
5.00%, 4/20/40	2,280,000	2,127,240
5.25%, 4/20/45	1,850,000	1,748,879
Kentucky Housing Corp. Housing Revenue, Series A, 4.60%, 7/01/32	2,000,000	1,828,420
Kentucky Infrastructure Authority Revenue, Series A, 5.00%,
6/01/19	1,140,000	1,156,906
6/01/20	1,250,000	1,268,112
6/01/21	1,190,000	1,206,589
Kentucky Rural Water Finance Corp. Public Project Revenue, Multimodal, Flexible Term Program,
Series A, 5.00%, 2/01/26	1,055,000	1,074,823
Series I, 5.00%, 2/01/34	1,500,000	1,514,475
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A, NATL Insured, 5.00%,
9/01/32	5,000,000	5,016,650
9/01/37	4,250,000	4,206,352
Kentucky State Property and Buildings Commission Revenues,
Project No. 62, Refunding, Second Series, 5.25%, 10/01/18	3,000,000	3,031,560
Project No. 69, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/21	2,300,000	2,370,403

Quarterly Statement ofInvestments

See Notes to Statements ofInvestments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Project No. 77, NATL Insured, Pre-Refunded, 5.00%, 8/01/23	1,100,000	1,220,472
Project No. 90, Refunding, 5.50%, 11/01/28	5,000,000	5,381,200
Kentucky State Turnpike Authority Economic Development Road Revenue, Revitalization Projects,
Refunding, Series A, 5.00%, 7/01/28	1,000,000	1,057,420
Refunding, Series A, 5.00%, 7/01/29	1,000,000	1,057,830
Series A, AMBAC Insured, 5.00%, 7/01/25	1,500,000	1,580,730
Lawrenceburg Water and Sewer Revenue, NATL Insured, 5.00%, 10/01/28	1,730,000	1,727,855
Lexington-Fayette Urban County Airport Board General Airport Revenue, Refunding, Series A, 5.00%, 7/01/27	4,000,000	4,190,200
Louisville and Jefferson County Metropolitan Government College Revenue, Bellarmine University Project, Refunding and
Improvement, Series A, 6.00%, 5/01/38	2,500,000	2,523,625
Louisville and Jefferson County Metropolitan Government Health Facilities Revenue, Jewish Hospital and SI. Mary's
HealthCare Inc. Project, Refunding, 6.125%, 2/01/37	2,000,000	2,081,380
Louisville and Jefferson County Metropolitan Government Industrial Building Revenue, Sisters of Mercy, Cincinnati, 5.00%,
10/01/35	1,500,000	1,420,335
Louisville and Jefferson County Metropolitan Sewer District Sewer and Drainage System Revenue, Series A,
AMBAC Insured, 5.00%, 5/15/36	3,000,000	3,045,630
NATL RE, FGIC Insured, 5.00%, 5/15/30	2,420,000	2,425,179
NATL RE, FGIC Insured, 5.00%, 5/15/38	3,000,000	3,049,950
Louisville and Jefferson County Student Housing Revenue, University of Louisville, Phase 3-A,
AMBAC Insured, 5.00%, 6/01/34	3,755,000	3,801,675
Series A, AMBAC Insured, 5.00%, 6/01/25	1,000,000	1,036,600
Louisville Parking Authority of River City Revenue, NATL Insured, 5.00%, 6/01/29	3,290,000	3,324,874
Louisville Regional Airport Authority Airport System Revenue, AGMC Insured, 5.50%, 7/01/38	3,000,000	2,945,550
Murray Hospital Facilities Revenue, Murray, Calloway County Public Hospital,
5.125%,8/01/37	3,000,000	2,516,850
6.375%, 8/01/40	2,500,000	2,484,900
Northern Kentucky University COP, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/27	1,500,000	1,629,090
Northern Kentucky University General Receipts Revenue, Refunding, Series A, 4.25%, 9/01/22	2,830,000	2,906,693
Northern Kentucky Water Service District Revenue, NATL Insured, 4.875%, 2/01/20	1,270,000	1,285,367
Northern Water District Revenue, XLCA Insured, 4.25%, 2/01/29	2,560,000	2,341,171
Oldham County School District Finance Corp. School Building Revenue, NATL Insured, 5.00%, 5/01/24	5,680,000	5,897,771
Owen County Waterworks System Revenue, American Water Co. Project,
Series A, 6.25%, 6/01/39	2,000,000	2,100,700
Series A, 5.375%, 6/01/40	2,000,000	1,963,720
Series B, 5.625%, 9/01/39	2,000,000	2,016,980
Owensboro Electric Light and Power System Revenue, Refunding, Series C, AGMC Insured, 5.00%, 1/01/22	2,245,000	2,391,531
Paducah Electric Plant Board Revenue, Series A, Assured Guaranty, 5.25%, 10/01/35	3,000,000	3,077,070
Princeton Electric Plant Board Revenue, Series A, Assured Guaranty, 5.00%, 11/01/37	1,500,000	1,528,020
Pulaski County Public Properties Corp. First Mortgage Revenue, AOC Judicial Facility, Refunding, 6.00%, 12/01/28	1,000,000	1,124,050
Trimble County Environmental Facilities Revenue, Trimble County Environmental Facility,
AMBAC Insured, 6.00%, 3/01/37	5,000,000	5,121,050
Refunding, AMBAC Insured, 4.60%, 6/01/33	3,750,000	3,500,775
Warren County Hospital Facility Revenue, Community Hospital Corp. Project, Refunding, Series A, 5.00%, 8/01/29	1,000,000	943,160
		168,960,784
u.s. Territories 11.0%
Puerto Rico 11.0%
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.375%, 5/15/33	1,560,000	1,464,294
Puerto Rico Commonwealth GO, Public Improvement, Series A,
5.125%,7/01/31	3,125,000	3,172,969
Pre-Refunded, 5.125%, 7/01/31	1,875,000	1,927,294
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
Series D, Pre-Refunded, 5.375%, 7/01/36	2,500,000	2,680,600
Series K, 5.00%, 7/01/27	3,000,000	3,004,740
Puerto Rico PBA Guaranteed Revenue, Government Facilities,
Refunding, Series D, 5.25%, 7/01/36	455,000	453,708
Refunding, Series N, 5.00%, 7/01/32	3,000,000	2,783,130
Series D, Pre-Refunded, 5.25%, 7/01/36	995,000	1,064,928
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub., Series C, 5.50%, 8/01/40	5,000,000	5,085,800
		21,637,463
Total Municipal Bonds before Short Term Investments (Cost $188,675,485)		190,598,247

Franklin Tax-Free Trust
Statement of Investments, November 30, 2010 (unaudited) (continued)

Short Term Investments 1.9%
Municipal Bonds 1.9%
Kentucky 1.9%
'Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Baptist Healthcare System, Refunding,
Series B-2, Daily VRDN and Put, 0.27%, 8/15/38	3,325,000	3,325,000
'Lexington-Fayette Urban County Airport Board General Airport Revenue, Refunding, Series B, Daily VRDN and Put, 0.27%,
7/01/38	455,000	455,000
Total Short Term Investments (Cost $3,780,000)		3,780,000
Total Investments (Cost $192,455,485) 98.7%		194,378,247
other Assets, less Liabilities 1.3%		2,583,094
Net Assets 100.0%		$196,961,341

'Variable rate demand notes (VRONs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
CIFG	- COC IXIS Financial Guaranty
COP	- Certificate of Participation
FGIC	- Financial Guaranty Insurance Co.
FICO	- Financing Corp.
GNMA	- Government National Mortgage Association
GO	- General Obligation
MFHR	- Multi-Family Housing Revenue
NATL	- National Public Financial Guarantee Corp.
NATL RE	- National Public Financial Guarantee Corp. Reinsured
PBA	- Public Building Authority
PCR	- Pollution Control Revenue
XLCA	- XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited)

Franklin Louisiana Tax-Free Income Fund
Municipal Bonds 99.9%
Louisiana 88.2%
Alexandria Sales and Use Tax Revenue, 5.00%,
8/01/26	$1,710,000	$1,834,488
8/01/27	1,790,000	1,905,580
8/01/28	1,875,000	1,979,287
Bossier City Public Improvement Sales and Use Tax Revenue, Series ST-2010, Refunding, AGMC Insured, 4.00%, 12/01/22	2,220,000	2,232,632
Bossier City Utilities Revenue, BHAC Insured, 5.50%, 10/01/33	5,000,000	5,439,950
Bossier Parish Sales and Use Tax Revenue, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/20	1,900,000	2,058,992
Calcasieu Parish Public Trust Authority Student Lease Revenue, McNeese Student Housing Project, NATL Insured, 5.25%,
5/01/21	1,505,000	1,514,482
5/01/33	2,500,000	2,328,625
De Soto Parish Environmental Improvement Revenue, International Paper Co. Project, Series A, 5.65%, 12/01/21	1,000,000	1,002,240
De Soto Parish PCR, Cleco Utility Group Inc. Project, Refunding, AMBAC Insured, 5.875%, 9/01/29	11,500,000	11,554,855
East Baton Rouge Mortgage Finance Authority SFR, Mortgage Backed Securities Program,
Refunding, Series A-3, GNMA Secured, 5.00%, 10/01/28	875,000	881,458
Series A-2, GNMA Secured, 5.10%, 10/01/40	980,000	987,203
East Baton Rouge Parish Park and Recreation District GO, AGMC Insured, 5.00%, 5/01/25	3,325,000	3,475,922
East Baton Rouge Parish Sales and Use Tax Revenue, Public Improvement, Series ST, FGIC Insured, Pre-Refunded,
5.00%, 2/01/20	1,000,000	1,017,520
East Baton Rouge Parish Sales Tax Revenue,
Public Improvement, Refunding, Series A, AMBAC Insured, 5.00%, 2/01/24	2,000,000	2,082,860
Road and Street Improvement, Assured Guaranty, 5.25%, 8/01/28	1,000,000	1,061,350
Road and Street Improvement, Assured Guaranty, 5.50%, 8/01/30	1,700,000	1,813,186
East Baton Rouge Parish Sewer Commission Revenue, Refunding, Series A, 5.25%,
2/01/34	4,000,000	4,180,520
2/01/39	6,500,000	6,766,435
England District Sub-District No.1 Revenue, NATL RE, FGIC Insured, 5.00%, 8/15/19	5,000,000	5,426,000
Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured, 5.00%, 11/01/27	5,000,000	5,093,250
Jefferson Parish Revenue, Public Improvement, 24th Judicial District Project, NATL Insured, 5.00%, 4/01/29	3,060,000	3,100,943
Jefferson Parish West Jefferson Park and Community Center Revenue, NATL Insured, 5.00%, 10/01/29	2,925,000	3,030,856
Jefferson Sales Tax District Special Sales Tax Revenue, Special Tax Bond, AMBAC Insured, Pre-Refunded, 5.00%,
12/01/20	4,195,000	4,382,475
Lafayette Communications Systems Revenue, XLCA Insured, 5.25%, 11/01/27	5,000,000	5,121,950
Lafayette Public Power Authority Electric Revenue, NATL Insured, 5.00%, 11/01/32	5,000,000	5,011,350
Lafayette Public Trust Financing Authority Revenue, Ragin' Cajun Facilities Inc. Project,
Assured Guaranty, 5.75%,10/01/29	750,000	769,763
Assured Guaranty, 6.00%, 10/01/34	1,750,000	1,789,515
Assured Guaranty, 6.00%, 10/01/38	1,335,000	1,365,144
NATL Insured, 5.00%, 10/01/22	1,500,000	1,563,765
Lafayette Public Trust Financing Authority SFMR, Series A, FHA Insured, ETM, 7.20%, 4/01/11	30,000	30,660
Lafayette Utilities Revenue,
'5.00%, 11/01/33	5,000,000	5,034,750
NATL Insured, 5.00%, 11/01/28	5,000,000	5,208,600
Livingston Parish Waterworks Revenue, Ward Two Water District, AMBAC Insured, 5.125%, 4/01/29	2,200,000	2,257,024
Louisiana HFA, SFMR, Home Ownership Program,
GO Zone, Series B-1, GNMA Secured, 5.00%,12/01/32	1,390,000	1,413,880
Series A, GNMA Secured, 5.50%, 6/01/40	4,210,000	4,364,170
Series B, GNMA Secured, 6.125%, 12/01/33	815,000	859,230
Louisiana HFA Mortgage Revenue, SF, Series A-1, GNMA Secured, 5.45%,12/01/20	320,000	325,203
Louisiana Local Government Environmental Facilities and CDA Revenue,
Ascension Parish Library Projects, AMBAC Insured, 5.25%, 4/01/29	1,000,000	1,022,420
Delgado Community College Foundation Project, NATL Insured, 6.00%, 10/01/29	1,000,000	1,011,260
Delta Campus Facilities Corp. Project, Assured Guaranty, 5.50%, 10/01/27	5,000,000	5,394,900
Denham Springs Sewer District No.1, Assured Guaranty, 5.00%, 12/01/39	3,750,000	3,715,950
Denham Springs Sewer Project, AMBAC Insured, 4.75%, 12/01/31	3,000,000	2,876,820
East Ascension Consolidated No.1, Refunding, AMBAC Insured, 5.00%,12/01/37	5,370,000	5,402,488
East Ascension Consolidated No.1, Refunding, AMBAC Insured, 5.00%,12/01/44	8,870,000	8,755,666
Independence Stadium Project, Refunding, 5.25%, 3/01/30	8,845,000	9,047,462
Jefferson Parish, Refunding, Series A, 5.375%, 4/01/31	2,000,000	2,110,340
Jefferson Parking Garage Project, AMBAC Insured, 5.00%, 9/01/21	2,215,000	2,215,155
Lake Charles Public Improvements Project, AMBAC Insured, 5.00%, 5/01/27	5,000,000	5,106,950

Quarterly Statement of Investments

See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
LCTCS Facilities Corp. Project, 5.00%, 10/01/25	2,650,000	2,769,144
LCTCS Facilities Corp. Project, Series B, Assured Guaranty, 5.00%, 10/01/27	5,250,000	5,474,175
Livingston Parish Road, AMBAC Insured, 5.00%, 3/01/21	3,540,000	3,700,645
Monroe Regional Airport Terminal, Assured Guaranty, 5.50%, 2/01/39	2,000,000	2,051,940
NATL Insured, 5.00%, 12/01/26	3,000,000	3,051,210
Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/26	2,000,000	1,882,960
Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/31	2,000,000	1,830,120
Shreveport Airport Cargo Project, Series C, Assured Guaranty, 6.75%, 1/01/24	2,620,000	2,816,998
Shreveport Airport Cargo Project, Series C, Assured Guaranty, 7.00%, 1/01/33	2,500,000	2,636,775
Southeastern Louisiana Student Housing, Series A, NATL Insured, 5.00%, 8/01/27	3,000,000	2,963,070
Louisiana Public Facilities Authority Hospital Revenue,
Franciscan Missionaries of Our Lady Health System Project, 6.75%, 7/01/39	3,500,000	3,746,400
Lafayette General Medical Center, Refunding, 5.50%, 11/01/40	5,000,000	4,836,050
Touro Infirmary Project, Series A, 5.625%, 8/15/29	3,500,000	2,881,900
Louisiana Public Facilities Authority Revenue,
Archdiocese of New Orleans Project, Refunding, CIFG Insured, 5.00%, 7/01/31	5,000,000	4,783,050
Centenary College Project, Refunding, 5.75%, 2/01/29	7,300,000	6,061,993
Christus Health, Refunding, Series B, Assured Guaranty, 6.50%, 7/01/30	5,000,000	5,312,250
Dillard University Project, Series A, AMBAC Insured, Pre-Refunded, 5.30%, 8/01/26	1,540,000	1,653,837
Energy LLC Project, Refunding, 5.00%, 6/01/30	5,000,000	4,795,600
FHA Insured Mortgage, Baton Rouge General, NATL Insured, 5.25%, 7/01/33	5,000,000	5,068,050
Grambling University Project, Black and Gold Facilities Project, Series A, CIFG Insured, 5.00%, 7/01/30	5,000,000	4,195,550
Loyola University Project, 5.00%, 10/01/39	5,000,000	4,793,500
Mortgage Purchase, HFA, Refunding, Series A, GNMA Secured, 6.40%, 7/20/20	1,510,000	1,474,847
Ochsner Clinic Foundation Project, Refunding, Series A, 5.375%, 5/15/43	5,000,000	4,509,550
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/27	3,990,000	3,763,248
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	2,500,000	3,089,375
Tulane University of Louisiana, Series A, AMBAC Insured, Pre-Refunded, 5.125%, 7/01/27	3,000,000	3,209,880
Louisiana State Citizens Property Insurance Corp. Assessment Revenue,
Series B, AMBAC Insured, 5.00%, 6/01/23	5,000,000	5,021,450
Series C-2, Assured Guaranty, 6.75%, 6/01/26	5,000,000	5,854,550
Louisiana State Gas and Fuels Tax Revenue, Series A,
AGMC Insured, 5.00%, 5/01/31	15,000,000	15,283,950
AMBAC Insured, 5.00%, 6/01/27	3,500,000	3,562,475
AMBAC Insured, 5.00%, 6/01/32	5,000,000	5,037,900
NATL RE, FGIC Insured, 5.00%, 5/01/35	2,300,000	2,317,089
Louisiana State GO, Match, Refunding, Series B, CIFG Insured, 5.00%,
7/15/24	3,475,000	3,691,214
7/15/25	1,765,000	1,867,494
Louisiana State Office Facilities Corp. Lease Revenue, Capital Complex Program,
AMBAC Insured, 5.00%, 5/01/21	2,500,000	2,537,200
Refunding, 5.00%, 3/01/18	2,000,000	2,207,900
Louisiana State Offshore Term Authority Deepwater Port Revenue, Loop LLC Project, Refunding, 5.00%, 10/01/20	5,000,000	5,055,200
Louisiana State University and Agricultural and Mechanical College Board Revenue,
AMBAC Insured, 5.00%, 7/01/22	5,000,000	5,236,500
Auxiliary, NATL RE, FGIC Insured, 5.00%, 7/01/31	3,000,000	3,033,330
Auxiliary, Series A, 5.00%, 7/01/40	5,000,000	4,969,200
Auxiliary, Series B, AMBAC Insured, 5.00%, 7/01/27	1,500,000	1,532,430
Monroe Sales Tax Increment Revenue, Economic Development Project, Garret Road, Refunding, Assured Guaranty,
5.375%, 3/01/24	1,035,000	1,084,701
5.50%, 3/01/25	2,145,000	2,249,483
New Orleans Aviation Board Revenue, Restructuring GARB, Refunding, Series A-1, Assured Guaranty, 6.00%, 1/01/23	2,000,000	2,228,440
New Orleans GO,
Drain Systems, AMBAC Insured, 5.00%, 12/01/18	1,000,000	1,009,250
Public Improvement, AMBAC Insured, 5.25%, 12/01/29	1,485,000	1,495,618
Public Improvement, FGIC Insured, 5.25%, 12/01/21	1,295,000	1,295,479
Public Improvement, FGIC Insured, 5.125%, 12/01/26	2,000,000	2,005,660
Radian Insured, 5.125%, 12/01/30	10,055,000	10,036,298
Refunding, NATL Insured, 5.125%, 9/01/21	2,000,000	2,066,440
New Orleans Sewage Service Revenue, Refunding, Assured Guaranty, 6.25%, 6/01/29	500,000	504,585
Orleans Parish Parishwide School District GO, Refunding, AGMC Insured, 5.00%, 9/01/20	4,000,000	4,439,240
Port New Orleans Board of Commissioners Port Facility Revenue, Refunding, Assured Guaranty, 5.125%, 4/01/38	5,000,000	4,952,450
Regional Transit Authority Sales Tax Revenue, Sales Tax, AGMC Insured, 5.00%, 12/01/30	1,500,000	1,509,375
Sl. Charles Parish Consolidated Waterworks and Wastewater District No.1 Revenue, Series A, AMBAC Insured, 5.00%,
7/01/31	5,000,000	4,987,050

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
SI. John the Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%, 12/01/13	2,500,000	2,506,650
SI. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	5,000,000	4,603,000
SI. Tammany Parish Utilities Revenue, Series B,
5.50%, 8/01/35	2,650,000	2,709,572
5.00%, 8/01/44	3,290,000	3,135,567
SI. Tammany's Public Trust Financing Authority SFMR, Series A, FHA Insured, ETM, 7.20%, 7/01/11	50,000	51,987
Terrebonne Parish Hospital Service District No.1 Hospital Revenue, Terrebonne General Medical Center Project,
Refunding, AMBAC Insured, 5.50%, 4/01/33	2,155,000	2,169,115
University of Louisiana System Board of Supervisors Lease Revenue, Northwestern State University Wellness, AMBAC
Insured, 5.10%, 4/01/24	1,000,000	983,790
		373,509,273
u.s. Territories 11.7%
Puerto Rico 10.9%
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series A-4, AGMC Insured, 5.25%, 7/01/30	6,945,000	7,097,373
Series A, 5.00%, 7/01/33	615,000	605,972
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series L, NATL
Insured, 5.25%, 7/01/35	10,000,000	9,743,700
Puerto Rico Electric Power Authority Power Revenue,
Series CCC, 5.25%, 7/01/27	5,000,000	5,136,150
Series WW, 5.25%, 7/01/33	6,450,000	6,469,672
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,
Series A, 5.50%, 8/01/42	6,000,000	6,094,440
Series B, 6.375%, 8/01/39	10,000,000	10,795,700
		45,943,007
U.S. Virgin Islands 0.8%
Virgin Islands PFAR, Matching Fund Loan, sub. lien, Series B, 5.00%, 10/01/25	3,500,000	3,529,505

Total U.S. Territories		49,472,512
Total Municipal Bonds (Cost $420,560,863) 99.9%		422,981,785
other Assets, less Liabilities 0.1%		215,590
Net Assets 100.0%		$423,197,375

a Security purchased on a when-issued basis.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)

ABBREVIATIONS

Selected Portfolio

AGMC	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BHAC	- Berkshire Hathaway Assurance Corp.
CDA	- Community Development Authority/Agency
CIFG	- CDC IXIS Financial Guaranty
EDR	- Economic Development Revenue
ETM	- Escrow to Maturity
FGIC	- Financial Guaranty Insurance Co.
FHA	- Federal Housing Authority/Agency
FICO	- Financing Corp.
GARB	- General Airport Revenue Bonds
GNMA	- Government National Mortgage Association
GO	- General Obligation
HFA	- Housing Finance Authority/Agency
NATL	- National Public Financial Guarantee Corp.
NATL RE	- National Public Financial Guarantee Corp. Reinsured
PCR	- Pollution Control Revenue
PFAR	- Public Financing Authority Revenue
SF	- Single Family
SFMR	- Single Family Mortgage Revenue
SFR	- Single Family Revenue
XLCA	- XL Capital Assurance

Franklin Maryland Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 97.7%				
Maryland 74.8%				
Anne Arundel County GO, Refunding, 4.625%, 3/01/32	$	2,000,000	$	2,026,040
Anne Arundel County MFR, Glenview Gardens Apartments Project, Mandatory Put 1/01/27, 5.00%, 1/01/28		2,000,000		2,015,460
Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.25%, 9/01/39		23,095,000		20,675,799
Baltimore County GO, Refunding, 4.00%, 8/01/28		5,315,000		5,361,506
Baltimore County Metropolitan 68th District GO, Refunding, 5.00%, 8/01/32		1,000,000		1,025,580
Baltimore Project Revenue,				
sub. bond, Water Projects, Series A, 5.375%, 7/01/34		750,000		777,330
sub. bond, Water Projects, Series A, 5.75%, 7/01/39		1,250,000		1,347,212
Wastewater Projects, AGMC Insured, 5.00%, 7/01/37		5,000,000		5,158,050
Wastewater Projects, Series A, AGMC Insured, 5.00%, 7/01/33		5,355,000		5,570,432
Wastewater Projects, Series A, AGMC Insured, 5.00%, 7/01/38		5,000,000		5,175,100
Wastewater Projects, Series C, 5.125%, 7/01/34		1,835,000		1,893,390
Wastewater Projects, Series C, 5.625%, 7/01/39		2,965,000		3,154,523
Wastewater Projects, Series C, AMBAC Insured, 5.00%, 7/01/31		2,855,000		3,016,850
Wastewater Projects, Series D, AMBAC Insured, 5.00%, 7/01/32		2,120,000		2,214,043
Water Projects, Refunding, Series A, NATL RE, FGIC Insured, 5.125%, 7/01/42		11,740,000		11,830,515
Water Projects, Series C, AMBAC Insured, 5.00%, 7/01/32		5,000,000		5,221,800
Carroll County Revenue, Fairhaven and Copper Ridge, Refunding, Series A, Radian Insured,				
5.375%, 1/01/16		2,000,000		1,941,960
5.50%, 1/01/19		1,000,000		914,850
5.625%, 1/01/25		2,000,000		1,762,680
Frederick County Educational Facilities Revenue, Mount St. Mary University, Refunding, 5.625%, 9/01/38		5,000,000		4,839,350
Frederick GO, Public Improvements, Series A, 5.00%, 3/01/34		5,000,000		5,304,600
Harford County GO, Consolidated Public Improvement, Pre-Refunded, 4.45%, 1/15/17		1,125,000		1,141,729
Maryland Environmental Services COP, Water and Waste Facilities, Series A, 6.70%, 6/01/11		430,000		431,905
Maryland State Community Development Administration Department of Housing and CDR,				
Housing, Refunding, Series A, 6.00%, 7/01/32		4,000,000		4,001,200
Residential, Series B, 4.75%, 9/01/39		5,335,000		5,187,861
Residential, Series C, 5.375%, 9/01/39		10,000,000		10,224,600
Residential, Series C, 5.65%, 9/01/48		6,700,000		6,950,111
Residential, Series D, 5.25%, 9/01/29		2,550,000		2,550,000
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22		10,000,000		11,554,200
Maryland State EDC Student Housing Revenue,				
University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%, 7/01/30		3,245,000		2,783,821
University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%, 7/01/35		3,675,000		3,053,668
University of Maryland College Park Projects, Refunding, CIFG Insured, 5.00%, 6/01/25		2,500,000		2,366,625
University of Maryland College Park Projects, Refunding, CIFG Insured, 5.00%, 6/01/28		2,000,000		1,877,820
University of Maryland College Park Projects, Refunding, CIFG Insured, 5.00%, 6/01/33		9,370,000		8,478,163
Maryland State EDC Utility Infrastructure Revenue, University College Park Project, AMBAC Insured, 5.00%, 7/01/19		1,675,000		1,695,066
Maryland State GO, State and Local Facilities Loan,				
Refunding, First Series C, 4.00%, 3/01/22		9,000,000		9,464,400
Refunding, Third Series C, 4.00%, 11/01/19		10,000,000		11,149,100
Refunding, Third Series C, 5.00%, 11/01/19		3,000,000		3,582,510
Second Series B, 4.00%, 8/01/21		10,000,000		10,623,300
Third Series A, 5.00%, 11/01/21		5,000,000		5,780,950
Maryland State Health and Higher Educational Facilities Authority Revenue,				
Anne Arundel Health System, Series A, 6.75%, 7/01/29		2,000,000		2,252,020
Anne Arundel Health System, Series A, 6.75%, 7/01/39		2,000,000		2,252,020
Anne Arundel Health System, Series A, Pre-Refunded, 5.125%, 7/01/34		2,500,000		2,844,500
Anne Arundel Medical Center, AGMC Insured, 5.125%, 7/01/33		8,365,000		8,369,099
Carroll County General Hospital, 6.00%, 7/01/26		2,000,000		2,048,220
Carroll County General Hospital, 5.80%, 7/01/32		5,000,000		5,066,550
Carroll Hospital Center, 5.00%, 7/01/40		6,790,000		6,506,721
Catholic Health Initiatives, Series A, 6.00%, 12/01/20		715,000		725,904
Edenwald, Series A, 5.40%, 1/01/31		1,000,000		883,690
Helix Health Issue, AMBAC Insured, ETM, 5.00%, 7/01/27		11,000,000		12,637,130
Johns Hopkins Medical Institutions, Series A, 5.00%, 5/15/37		9,395,000		9,179,103
LifeBridge Health, Refunding, Assured Guaranty, 5.00%, 7/01/34		10,945,000		11,011,546
LifeBridge Health, Refunding, Assured Guaranty, 4.75%, 7/01/38		10,000,000		9,803,700
Loyola College, Series A, 5.00%, 10/01/40		10,050,000		9,865,884

Maryland Institute College of Art, 5.00%, 6/01/35	2,000,000	1,863,760
Maryland Institute College of Art, 5.00%, 6/01/36	5,000,000	4,964,350
Maryland Institute College of Art, 5.00%, 6/01/40	10,000,000	9,192,600
Maryland Institute College of Art, Pre-Refunded, 5.625%, 6/01/36	3,600,000	3,692,628
Mercy Medical Center, Refunding, 5.625%, 7/01/31	5,500,000	5,423,880
Mercy Medical Center, Series A, 5.00%, 7/01/37	10,000,000	8,775,100
Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%, 7/01/27	655,000	639,116
Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%, 7/01/34	5,000,000	4,567,050
Parking, Johns Hopkins Medical Institutions, Refunding, Series B, AMBAC Insured, 5.00%, 7/01/38	6,200,000	6,036,878
Peninsula Regional Medical Center, 5.00%, 7/01/36	6,625,000	6,374,972
Roland Park Place Project, Refunding, 5.625%, 7/01/18	2,500,000	2,499,800
Roland Park Place Project, Refunding, 5.625%, 7/01/24	2,680,000	2,523,381
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/32	29,000,000	29,318,710
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/38	5,805,000	5,932,420
Union Hospital Cecil County Issue, 5.00%, 7/01/35	3,015,000	2,879,446
University of Maryland Medical System, Refunding, AMBAC Insured, 5.25%, 7/01/28	15,000,000	15,195,750
University of Maryland Medical System, Series A, 5.00%, 7/01/41	2,500,000	2,368,900
Washington County Hospital, 5.75%, 1/01/38	2,500,000	2,479,525
Western Maryland Health, Refunding, Series A, NATL Insured, 4.75%, 7/01/36	17,120,000	15,530,750
Maryland State Transportation Authority Lease Revenue, Metrorail Parking Project, AMBAC Insured, 5.00%, 7/01/28	3,975,000	4,126,288
Maryland State Transportation Authority Parking Revenue, AMBAC Insured, 5.00%, 3/01/27	8,000,000	8,191,520
Maryland State Transportation Authority Transportation Facility Projects Revenue,		
AGMC Insured, 5.00%, 7/01/27	5,890,000	6,170,364
AGMC Insured, 5.00%, 7/01/31	7,455,000	7,741,272
AGMC Insured, 5.00%, 7/01/32	7,165,000	7,411,118
AGMC Insured, 5.00%, 7/01/34	7,500,000	7,749,975
Series A, 5.00%, 7/01/23	3,695,000	4,079,502
Montgomery County GO, Consolidated Public Improvement, Refunding, Series A, 4.00%,		
11/01/20	10,000,000	10,998,400
8/01/21	16,250,000	17,575,350
Morgan State University Maryland and Auxiliary Facilities Fees Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/32	6,450,000	6,525,852
Prince George's County GO, Consolidated Public Improvement, 4.40%, 9/15/22	10,000,000	10,297,000
Prince George's County IDA Lease Revenue, Upper Marlboro Justice, Series B, NATL Insured, 4.75%, 6/30/30	4,000,000	4,046,240
University System of Maryland Auxiliary Facility and Tuition Revenue, Refunding, Series C, 4.00%, 4/01/21	5,475,000	5,877,358
Westminster Education Facilities Revenue, McDaniel College Inc., Pre-Refunded, 5.50%,		
4/01/27	425,000	462,306
4/01/32	1,500,000	1,631,670
		510,713,417
District of Columbia 0.4%		
Washington Metropolitan Area Transit Authority Gross Revenue, Transit, Series A, 5.125%, 7/01/32	2,500,000	2,608,275
U.S. Territories 22.5%		
Puerto Rico 22.1%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/38	2,100,000	2,162,937
Puerto Rico Commonwealth GO, Public Improvement,		
AGMC Insured, Pre-Refunded, 5.25%, 7/01/27	1,520,000	1,563,487
AGMC Insured, Pre-Refunded, 5.125%, 7/01/30	4,360,000	4,481,600
Refunding, AGMC Insured, 5.25%, 7/01/27	1,015,000	1,025,911
Refunding, AGMC Insured, 5.125%, 7/01/30	2,870,000	2,898,499
Refunding, Series A, FGIC Insured, 5.50%, 7/01/21	10,000,000	10,694,800
Refunding, Series A, FGIC Insured, 5.50%, 7/01/22	5,000,000	5,298,800
Series A, 5.00%, 7/01/27	6,250,000	6,071,438
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,		
Refunding, Series N, Assured Guaranty, 5.25%, 7/01/36	5,000,000	5,070,400
Refunding, Series N, FGIC Insured, 5.25%, 7/01/39	5,000,000	4,806,800
Series D, Pre-Refunded, 5.25%, 7/01/38	5,000,000	5,351,400
Series G, 5.00%, 7/01/33	2,170,000	2,098,650
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,		
AMBAC Insured, 5.00%, 7/01/31	5,000,000	4,641,750
FGIC Insured, 5.00%, 7/01/24	5,000,000	5,002,200
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series SS, AGMC Insured, 5.00%, 7/01/30	10,000,000	10,196,100
Series II, Pre-Refunded, 5.25%, 7/01/31	3,000,000	3,250,440
Series WW, 5.50%, 7/01/38	5,000,000	5,058,400
Series XX, 5.25%, 7/01/40	13,500,000	13,339,485

Puerto Rico HFAR, Capital Fund Modernization, 5.125%, 12/01/27	4,250,000	4,329,518
Puerto Rico PBA Guaranteed Revenue, Government Facilities,		
Refunding, Series D, 5.25%, 7/01/36	520,000	518,523
Refunding, Series K, AGMC Insured, 5.25%, 7/01/27	5,300,000	5,465,890
Refunding, Series N, 5.00%, 7/01/32	5,000,000	4,638,550
Refunding, Series Q, 5.625%, 7/01/39	5,000,000	5,014,900
Series D, Pre-Refunded, 5.25%, 7/01/36	1,480,000	1,584,014
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,		
Series A, 5.75%, 8/01/37	11,425,000	11,817,563
Series A, 6.00%, 8/01/42	18,160,000	19,135,374
Series C, 5.25%, 8/01/41	1,300,000	1,284,283
University of Puerto Rico Revenues, University System, Refunding, Series P, 5.00%, 6/01/30	4,000,000	3,799,320
		150,601,032
U.S. Virgin Islands 0.4%		
Virgin Islands PFAR,		
Gross Receipts Taxes Loan Note, Refunding, Series A, AGMC Insured, 5.00%, 10/01/22	2,000,000	2,065,920
senior lien, Capital Projects, Series A-1, 5.00%, 10/01/29	1,000,000	984,350
		3,050,270
Total U.S. Territories		153,651,302
Total Municipal Bonds before Short Term Investments (Cost $667,500,508)		666,972,994
Short Term Investments 0.6%		
Municipal Bonds 0.6%		
Maryland 0.3%		
[a]Maryland State EDC, EDR, U.S. Pharmacopeial Convention Inc. Project, Refunding,		
Series A, Daily VRDN and Put, 0.30%, 7/01/38	900,000	900,000
Series B, Daily VRDN and Put, 0.30%, 7/01/38	1,000,000	1,000,000
[a]Maryland State Health and Higher Educational Facilities Authority Revenue, Upper Chesapeake Hospital, Refunding, Series A, Daily VRDN and Put, 0.30%, 1/01/43	100,000	100,000
		2,000,000
U.S. Territories 0.3%		
Puerto Rico 0.3%		
[a]Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, Daily VRDN and Put, 0.22%, 7/01/32	2,000,000	2,000,000
Total Short Term Investments (Cost $4,000,000)		4,000,000
Total Investments (Cost $671,500,508) 98.3%		670,972,994
Other Assets, less Liabilities 1.7%		11,734,702
Net Assets 100.0%		$ 682,707,696

Franklin Tax-Free Trust
Statement of Investments, November 30, 2010 (unaudited)

Franklin Massachusetts Tax-Free Income Fund
Municipal Bonds 98.7%
Massachusetts 98.0%
Auburn GO, AMBAC Insured, 5.125%, 6/01/24	$1,465,000	$1,588,822
Boston Convention Center Act of 1997 Revenue, Special Obligation, Series A, AMBAC Insured, 5.00%, 5/01/27	3,970,000	4,017,799
Boston GO, Series A, NATL Insured, Pre-Refunded, 5.00%,
2/01/21	3,000,000	3,154,650
2/01/22	2,940,000	3,091,557
Chelsea GO, State Qualified, Refunding, AMBAC Insured, 5.125%, 6/15/16	1,750,000	1,750,000
Dudley-Charlton Regional School District GO, Series B, NATL RE, FGIC Insured, 5.25%, 5/01/19	3,140,000	3,611,314
Holyoke Gas and Electric Department Revenue, Series A, NATL Insured, 5.00%, 12/01/26	9,805,000	9,408,682
Lowell GO, State Qualified, AMBAC Insured, Pre-Refunded, 5.00%,
2/01/21	1,330,000	1,411,768
2/01/22	1,405,000	1,491,379
Martha's Vineyard Land Bank Revenue, AMBAC Insured,
4.875%, 5/01/22	2,000,000	2,067,680
5.00%, 5/01/34	7,000,000	6,876,450
Massachusetts Bay Transportation Authority Revenue, General Transportation System, Series C, NATL RE, FGIC Insured,
5.25%,3/01/15	2,000,000	2,310,820
Massachusetts Bay Transportation Authority Sales Tax Revenue, senior bond,
Refunding, Series A, 5.25%, 7/01/29	10,000,000	11,193,000
Refunding, Series A, 5.25%, 7/01/31	3,725,000	4,113,145
Refunding, Series A, 5.25%, 7/01/33	10,000,000	10,906,600
Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/27	5,000,000	5,348,200
Massachusetts Educational Financing Authority Education Loan Revenue,
Issue I, Refunding, Series A, 5.50%, 1/01/22	3,000,000	3,226,080
Series I, 6.00%, 1/01/28	12,000,000	12,852,960
Massachusetts State College Building Authority Project Revenue,
Refunding, Series A, XLCA Insured, 5.00%, 5/01/43	2,000,000	2,008,020
Refunding, Series B, XLCA Insured, 5.50%, 5/01/39	5,000,000	5,489,900
Series 1, NATL Insured, ETM, 5.375%, 5/01/23	5,000,000	5,041,050
Series A, Assured Guaranty, 5.00%, 5/01/33	10,000,000	10,324,500
Series B, 5.00%, 5/01/40	4,625,000	4,690,675
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Contract Assistance, Series B,
5.00%, 1/01/35	27,000,000	27,472,230
Massachusetts State Development Finance Agency Revenue,
Boston University, SeriesT-1, AMBAC Insured, 5.00%, 10/01/35	3,600,000	3,613,536
Boston University, SeriesT-1, AMBAC Insured, 5.00%, 10/01/39	24,305,000	24,266,355
Brandeis University, Series K, NATL RE, FGIC Insured, 4.75%, 10/01/28	2,000,000	2,007,740
Brandeis University, Series N, 5.00%, 10/01/39	5,000,000	4,984,500
Massachusetts College of Pharmacy and Allied Health Sciences, Series E, Assured Guaranty, 5.00%, 7/01/31	5,000,000	5,030,400
Massachusetts College of Pharmacy and Allied Health Sciences, Series E, Assured Guaranty, 5.00%, 7/01/37	5,060,000	4,957,737
Massachusetts/Saltonstall Redevelopment Building Corp., Series A, NATL Insured, 5.125%, 2/01/34	22,400,000	21,475,328
Series A, AMBAC Insured, Pre-Refunded, 5.375%, 1/01/42	4,000,000	4,247,320
Series A, GNMA Secured, Pre-Refunded, 6.90%, 10/20/41	2,090,000	2,313,212
Series P, NATL Insured, 4.75%, 7/01/42	11,000,000	10,910,680
Trustees of Deerfield Academy, Refunding, 5.00%, 10/01/40	4,000,000	4,125,120
Western New England College, Refunding, Series A, Assured Guaranty, 5.00%, 9/01/33	12,200,000	11,625,624
WGBH Educational Foundation, Refunding, Series A, Assured Guaranty, 5.00%, 1/01/36	15,945,000	15,967,801
Worcester Polytechnic Institute, Refunding, NATL Insured, 5.00%, 9/01/37	12,850,000	12,951,387
Massachusetts State GO,
Consolidated Loan, Refunding, Series D, Assured Guaranty, 5.50%, 11/01/19	8,620,000	10,391,151
Consolidated Loan, Series A, AGMC Insured, Pre-Refunded, 5.00%, 3/01/24	5,000,000	5,786,100
Consolidated Loan, Series C, AMBAC Insured, 5.00%, 8/01/37	10,000,000	10,360,100
Consolidated Loan, Series C, FGIC Insured, Pre-Refunded, 5.25%, 11/01/30	6,205,000	6,720,201
Consolidated Loan, Series D, NATL Insured, ETM, 5.00%, 8/01/27	3,430,000	3,672,535
Consolidated Loan, Series D, NATL Insured, Pre-Refunded, 5.00%, 8/01/27	965,000	1,033,235
NATL Insured, Pre-Refunded, 5.00%, 8/01/22	4,100,000	4,389,911
Series C, FGIC Insured, Pre-Refunded, 5.25%, 11/01/30	3,440,000	3,725,623
Massachusetts State Health and Educational Facilities Authority Revenue,
Boston College, Series N, NATL Insured, 5.125%, 6/01/33	5,000,000	5,054,150
Cable Housing and Health Services, Series A, NATL Insured, 5.25%, 7/01/23	1,000,000	984,600
Cape Cod Healthcare Obligation, Assured Guaranty, 6.00%, 11/15/28	3,000,000	3,263,910
Cape Cod Healthcare Obligation, Assured Guaranty, 5.125%, 11/15/35	3,150,000	3,134,534

Quarterly Statement of Investments

See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Children's Hospital, Series M, 5.25%, 12/01/39	7,000,000	7,186,690
Clark Art Institute, 5.00%, 7/01/30	3,500,000	3,707,480
Clark Art Institute, 5.00%, 7/01/40	10,000,000	10,144,100
Emmanuel College, NATL Insured, 5.00%, 7/01/37	10,000,000	9,358,300
Harvard University, Series FF, 5.125%, 7/15/37	1,650,000	1,677,935
Lesley University, Series A, Assured Guaranty, 5.25%, 7/01/39	9,350,000	9,589,734
New England Medical Center Hospital, Series H, FGIC Insured, Pre-Refunded, 5.00%, 5/15/22	390,000	414,500
Partners Healthcare, Refunding, Series J1, 5.00%, 7/01/39	4,345,000	4,260,620
Southcoast Health System Obligated Group, Series D, 5.00%, 7/01/39	5,500,000	5,076,115
Tufts University, Series I, 5.25%, 2/15/30	2,950,000	2,955,045
University of Massachusetts, Series C, NATL RE, FGIC Insured, 5.125%, 10/01/34	3,000,000	3,023,970
University of Massachusetts, Worcester Campus, Series B, FGIC Insured, Pre-Refunded, 5.25%, 10/01/31	3,500,000	3,633,840
University of Massachusetts Project, Series C, NATL Insured, Pre-Refunded, 5.25%, 10/01/31	1,500,000	1,623,435
Wheelock College, Series B, NATL Insured, Pre-Refunded, 5.625%, 10/01/30	1,770,000	1,846,181
Massachusetts State HFA, MFHR, Section 8 Assisted, Series A, ETM, 7.00%, 4/01/21	430,000	568,946
Massachusetts State HFA Housing Revenue,
Series C, 5.125%, 12/01/39	1,700,000	1,706,613
Series C, 5.35%, 12/01/49	4,500,000	4,576,770
Series D, 5.05%, 6/01/40	5,000,000	5,027,450
Massachusetts State Port Authority Revenue,
Series A, AGMC Insured, 4.50%, 7/01/32	5,590,000	5,476,355
Series A, AGMC Insured, 4.50%, 7/01/37	7,935,000	7,633,549
Series A, AMBAC Insured, 5.00%, 7/01/35	14,915,000	15,072,353
US Airways Project, NATL Insured, 6.00%, 9/01/21	4,700,000	4,169,605
US Airways Project, Series A, NATL Insured, 5.875%, 9/01/23	4,500,000	4,049,100
Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A, AMBAC Insured,
4.75%, 8/15/32	15,000,000	15,136,050
4.50%, 8/15/35	8,700,000	8,521,476
Massachusetts State Special Obligation Dedicated Tax Revenue,
FGIC Insured, Pre-Refunded, 5.25%, 1/01/29	5,000,000	5,610,050
Refunding, NATL RE, FGIC Insured, 5.50%, 1/01/25	15,900,000	17,738,199
Refunding, NATL RE, FGIC Insured, 5.50%, 1/01/34	16,900,000	17,715,932
Massachusetts State Water Pollution Abatement Trust Revenue, Pool Program Bonds,
Series 6, 5.50%, 8/01/30	2,620,000	2,649,999
Series 7, 5.125%, 2/01/31	4,300,000	4,349,579
Series 7, Pre-Refunded, 5.125%, 2/01/31	1,700,000	1,750,558
Massachusetts State Water Pollution Abatement Trust Water Pollution Abatement Revenue, MWRA Program, Refunding,
Sub Series A, 5.75%, 8/01/29	250,000	250,670
Massachusetts State Water Resources Authority Revenue,
General, Refunding, Series B, AGMC Insured, 5.25%, 8/01/31	5,000,000	5,558,100
Refunding, Series J, AGMC Insured, 5.00%, 8/01/32	9,000,000	9,064,980
Series A, AGMC Insured, 4.50%, 8/01/46	5,325,000	5,027,226
Monson GO, AMBAC Insured, 5.25%, 11/01/23	1,675,000	1,806,806
Plymouth County COP, Correctional Facility Project, Refunding, AMBAC Insured, 5.125%, 10/01/18	2,000,000	2,022,500
Salisbury GO, NATL Insured, Pre-Refunded, 5.30%, 3/15/27	2,795,000	2,992,662
Shrewsbury GO, Municipal Purpose Loan, Pre-Refunded, 5.00%, 8/15/20	2,075,000	2,162,939
Springfield GO,
Municipal Purpose Loan, FGIC Insured, Pre-Refunded, 5.00%, 8/01/21	5,000,000	5,202,900
State Qualified Municipal Purpose Loan, AGMC Insured, 4.50%, 8/01/26	2,000,000	2,000,960
Springfield Water and Sewer Commission Revenue, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 11/01/21	2,775,000	2,920,993
University of Massachusetts Building Authority Project Revenue, Senior Series 1, AMBAC Insured, Pre-Refunded, 5.25%,
11/01/23	2,155,000	2,428,383
11/01/28	5,035,000	5,673,740
11/01/29	3,000,000	3,471,540
Whitman Hanson Regional School District GO, Refunding, NATL RE, FGIC Insured, 5.00%, 6/15/21	1,960,000	1,997,652
Winthrop GO, AMBAC Insured, 5.00%, 11/01/20	1,230,000	1,261,304
Worcester GO, Assured Guaranty, 5.00%, 11/01/37	5,130,000	5,225,777
		575,759,732
u.s. Territories 0.7%
Puerto Rico 0.7%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, Assured Guaranty, 5.00%,
7/01/28	4,000,000	4,065,400

Total Municipal Bonds before Short Term Investments (Cost $577,999,457)		579,825,132

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Short Term Investments (Cost $600,000) 0.1%
Municipal Bonds 0.1%
Massachusetts 0.1%
'Massachusetts State Health and Educational Facilities Authority Revenue, Tufts University, Series G, Daily VRDN and Put,
0.19%,2/15/26	600,000	600,000

Total Investments (Cost $578,599,457) 98.8%		580,425,132
other Assets, less Liabilities 1.2%		7,175,252
Net Assets 100.0%		$587,600,384

'Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
COP	- Certificate of Participation
ETM	- Escrow to Maturity
FGIC	- Financial Guaranty Insurance Co.
GNMA	- Government National Mortgage Association
GO	- General Obligation
HFA	- Housing Finance Authority/Agency
MFHR	- Multi-Family Housing Revenue
NATL	- National Public Financial Guarantee Corp.
NATL RE	- National Public Financial Guarantee Corp. Reinsured
XLCA	- XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited)

Franklin Michigan Tax-Free Income Fund
Municipal Bonds 98.2%
Michigan 90.2%
Adrian City School District GO, AGMC Insured, Pre-Refunded, 5.00%,
5/01/26	$1,960,000	$2,218,720
5/01/29	2,125,000	2,405,500
5/01/34	6,690,000	7,573,080
Allen Park Brownfield RDA, GO, Limited Redevelopment, Tax Increment, AMBAC Insured, 5.00%, 5/01/32	7,300,000	6,783,014
Allendale Public School District GO, School Building and Site,
FGIC Insured, Pre-Refunded, 5.125%, 5/01/27	6,450,000	6,860,414
FGIC Insured, Pre-Refunded, 5.125%, 5/01/32	5,490,000	5,839,329
Series A, AGMC Insured, 5.00%, 5/01/37	11,810,000	11,740,911
Avondale School District GO, School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/29	9,000,000	9,909,900
Battle Creek School District GO, School Building and Site, AGMC Insured, 5.00%,
5/01/31	4,000,000	4,041,320
5/01/34	10,165,000	10,150,667
5/01/37	8,760,000	8,696,140
Bay City School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/31	6,000,000	6,070,560
Brown City Community School District GO, Building and Site, FGIC Insured, Pre-Refunded, 5.00%, 5/01/31	3,200,000	3,333,440
Caledonia Community Schools GO, NATL Insured, 5.00%, 5/01/26	3,665,000	3,857,632
Carman-Ainsworth Community School District GO,
FGIC Insured, Pre-Refunded, 5.00%, 5/01/27	1,550,000	1,642,504
NATL RE, FGIC Insured, 5.00%, 5/01/27	1,400,000	1,412,082
Central Michigan University Revenue,
General, AMBAC Insured, 5.00%, 10/01/34	8,905,000	8,556,904
Series A, AMBAC Insured, 5.05%, 10/01/32	10,000,000	9,843,300
Chippewa Valley Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/34	15,970,000	16,069,653
Detroit City School District GO, School Building and Site Improvement,
Series A, AGMC Insured, 6.00%, 5/01/29	10,000,000	10,618,600
Series A, AGMC Insured, Pre-Refunded, 5.125%, 5/01/31	38,330,000	40,657,014
Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/23	2,650,000	2,907,872
Series B, FGIC Insured, 5.00%, 5/01/25	2,000,000	2,016,160
Detroit GO,
Distribution State Aid, 5.00%, 11/01/30	5,000,000	4,913,150
Distribution State Aid, 5.25%, 11/01/35	5,000,000	4,824,700
Series A, Assured Guaranty, 5.00%, 4/01/28	5,000,000	4,825,450
Detroit Public Improvements GO, Series A-1, NATL Insured, 5.00%, 4/01/20	10,610,000	9,543,164
Detroit Sewer Disposal System Revenue,
second lien, Series A, NATL Insured, 5.125%, 7/01/33	18,790,000	18,310,855
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/32	5,960,000	5,979,728
senior lien, Series B, AGMC Insured, 7.50%, 7/01/33	6,000,000	7,155,780
Detroit Water Supply System Revenue,
FGIC Insured, ETM, 6.25%, 7/01112	475,000	501,519
second lien, Refunding, Series C, AGMC Insured, 5.00%, 7/01/33	20,000,000	18,912,600
second lien, Series B, FGIC Insured, Pre-Refunded, 5.50%, 7/01/33	20,000,000	20,780,400
second lien, Series B, NATL Insured, 5.00%, 7/01/34	8,875,000	8,314,544
second lien, Series B, NATL Insured, Pre-Refunded, 5.00%, 7/01/34	5,270,000	5,815,023
senior lien, Refunding, Series B, BHAC Insured, 5.25%, 7/01/35	17,500,000	17,120,950
senior lien, Series A, AGMC Insured, 5.00%, 7/01/34	38,740,000	38,002,003
senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33	4,880,000	5,010,394
senior lien, Series A, NATL Insured, 5.00%, 7/01/27	4,930,000	4,937,691
senior lien, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/30	11,400,000	11,454,378
senior lien, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33	4,745,000	4,877,385
Detroit/Wayne County Stadium Authority Revenue, NATL RE, FGIC Insured, 5.25%, 2/01/27	5,500,000	5,174,015
Eastern Michigan University Revenues, Series A, FGIC Insured, Pre-Refunded, 5.00%,
6/01/28	6,730,000	7,412,624
6/01/33	14,700,000	16,191,021
Eaton Rapids Public Schools GO, School Building and Site, AGMC Insured,
5.00%, 5/01/26	2,700,000	2,795,661
5.00%, 5/01/29	820,000	844,034
Pre-Refunded, 5.00%, 5/01/29	1,930,000	2,181,305
Farmington Hills EDC Revenue, Botsford Continuing Care, Series A, NATL Insured, 5.75%, 2/15/25	100,000	100,283

Quarterly Statement of Investments

See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Fennville Public Schools GO, School Building and Site,
FGIC Insured, Pre-Refunded, 5.00%, 5/01/30	1,115,000	1,262,180
FGIC Insured, Pre-Refunded, 5.00%, 5/01/34	3,250,000	3,679,000
NATL RE, FGIC Insured, 5.00%, 5/01/30	2,085,000	2,140,753
Ferris State University Revenue, NATL RE, FGIC Insured, 5.25%,
10/01/26	1,500,000	1,505,445
10/01/31	3,255,000	3,261,282
Fowlerville Community School District GO, NATL RE, FGIC Insured, 5.00%,
5/01/30	1,990,000	2,033,681
5/01/34	8,145,000	8,223,436
Fraser Public School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/30	8,520,000	8,657,683
Genesee County GO, Water Supply System, AMBAC Insured, 5.00%, 11/01/30	4,000,000	4,008,280
Grand Blanc Community Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/28	4,250,000	4,384,130
Grand Rapids Building Authority Revenue, Series A, AMBAC Insured,
5.00%, 10/01/28	3,590,000	3,640,440
Pre-Refunded, 5.00%, 10/01/28	2,410,000	2,599,691
Grand Rapids Sanitation Sewer System Revenue, NATL Insured, 5.00%,
1/01/30	4,900,000	5,051,263
1/01/34	2,420,000	2,471,473
Grand Rapids Water Supply Revenue,
Assured Guaranty, 5.10%, 1/01/39	3,000,000	3,075,720
NATL RE, FGIC Insured, 5.00%, 1/01/35	3,500,000	3,564,225
Grand Valley State University Revenue, General,
5.75%, 12/01/34	1,500,000	1,560,795
Refunding, Series A, AGMC Insured, 5.00%, 12/01/28	17,165,000	17,950,127
Refunding, Series A, AGMC Insured, 5.00%, 12/01/33	8,570,000	8,736,258
Hazel Park School District GO, AGMC Insured, 5.00%,
5/01/27	9,000,000	9,134,370
5/01/32	12,475,000	12,592,889
HealthSource Saginaw Inc. Saginaw County GO, NATL Insured, 5.00%, 5/01/29	4,145,000	4,233,579
Huron School District GO, AGMC Insured, Pre-Refunded,
5.25%, 5/01/21	1,500,000	1,530,360
5.375%, 5/01/26	2,500,000	2,551,875
Jackson Brownfield RDAR,
FGIC Insured, Pre-Refunded, 5.25%, 6/01/26	2,820,000	3,007,784
FGIC Insured, Pre-Refunded, 5.375%, 6/01/30	5,830,000	6,229,063
NATL RE, FGIC Insured, 5.125%, 6/01/22	2,290,000	2,340,037
NATL RE, FGIC Insured, 5.125%, 6/01/24	1,215,000	1,237,283
Jackson County Hospital Finance Authority Revenue, WA Foote Memorial Hospital, Refunding, Series C, Assured
Guaranty, 5.00%, 6/01/26	10,000,000	9,685,600
Jackson Public Schools GO, School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/34	6,620,000	6,725,390
Kalamazoo Hospital Finance Authority Hospital Facility Revenue,
Borgess Medical Center, Series A, AMBAC Insured, ETM, 5.625%, 6/01/14	3,295,000	3,420,309
Bronson Methodist Hospital, Refunding, Assured Guaranty, 5.25%, 5/15/36	10,000,000	9,780,000
Bronson Methodist Hospital, Refunding, Series B, AGMC Insured, 5.00%, 5/15/26	7,000,000	6,962,550
L'Anse Creuse Public Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/35	10,000,000	10,070,300
Lake Superior State University Revenue, Refunding, AMBAC Insured, 5.25%, 11/15/31	3,320,000	3,282,484
Lapeer Community Schools GO, School Building and Site, AGMC Insured, 5.00%,
5/01/33	4,400,000	4,410,604
5/01/37	4,325,000	4,324,827
Lenawee County Hospital Finance Authority Hospital Revenue, Lenawee Health Alliance, Refunding, Series A, AMBAC
Insured, 5.20%, 7/01/19	2,115,000	2,127,119
Marysville Public School District GO, School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/35	5,000,000	5,007,950
Michigan Higher Education Student Loan Authority Revenue, Series XVII-E, AMBAC Insured,
5.40%,6/01/19	5,000,000	5,002,600
5.50%, 6/01/25	5,000,000	5,000,150
Michigan Municipal Bond Authority Revenue, Clean Water State Revolving Fund, 5.00%, 10/01/24	11,355,000	11,921,160
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I, 6.25%, 10/15/38	15,000,000	16,420,350
Facilities Program, Refunding, Series I, AGMC Insured, 5.00%, 10/15/24	5,000,000	5,107,250
Facilities Program, Refunding, Series I, AMBAC Insured, 5.00%, 10/15/33	4,450,000	4,413,777
Refunding, AMBAC Insured, 5.00%, 10/15/33	21,000,000	20,829,060
Refunding, Series lA, AGMC Insured, 5.00%, 10/15/31	15,530,000	15,599,574
Refunding, Series lA, AGMC Insured, 5.00%, 10/15/32	10,000,000	9,986,200
Refunding, Series lA, AGMC Insured, 5.00%, 10/15/36	1,000,000	1,001,200

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Refunding, Series lA, NATL RE, FGIC Insured, 5.00%, 10/15/36	5,000,000	4,893,150
Michigan State Comprehensive Transportation Revenue, Refunding, AGMC Insured, 5.00%,
5/15/26	4,740,000	4,890,258
5/15/31	8,000,000	8,117,840
Michigan State HDA Rental Housing Revenue,
Refunding, Series A, AMBAC Insured, 6.00%, 4/01/16	65,000	65,058
Series A, 5.25%, 10/01/46	10,155,000	9,758,650
Michigan State Hospital Finance Authority Revenue,
Detroit Medical Center Obligation Group, Refunding, Series A, AMBAC Insured, 5.50%, 8/15/24	15,000,000	14,657,550
Detroit Medical Center Obligation Group, Refunding, Series A, AMBAC Insured, 5.25%, 8/15/27	10,000,000	9,728,300
Hospital, Sparrow Obligated Group, Refunding, 5.00%, 11/15/31	10,000,000	9,501,500
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/31	8,500,000	7,953,365
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	18,630,000	17,177,978
Mercy Health Services, Series Q, AMBAC Insured, ETM, 5.375%, 8/15/26	6,000,000	6,013,320
Mercy Health Services, Series R, AMBAC Insured, ETM, 5.375%, 8/15/26	1,750,000	1,753,885
Mercy Health Services, Series U, ETM, 5.75%, 8/15/26	300,000	301,017
Mercy Health Services, Series W, AGMC Insured, ETM, 5.25%, 8/15/27	8,605,000	8,630,127
Mid-Michigan Health, AMBAC Insured, 5.00%, 4/15/24	7,065,000	7,037,305
Mid-Michigan Health, AMBAC Insured, 5.00%, 4/15/32	1,000,000	936,350
Mid-Michigan Obligation Group, Refunding, Series A, AGMC Insured, 5.375%, 6/01/27	7,500,000	7,503,075
Mid-Michigan Obligation Group, Series A, 6.125%, 6/01/39	5,000,000	5,172,100
Oakwood Obligated Group, Refunding, Series A, AGMC Insured, 5.125%, 8/15/25	7,500,000	7,513,875
Sl. John's Health System, Refunding, Series A, AMBAC Insured, ETM, 5.125%, 5/15/17	14,500,000	14,543,790
Sl. John's Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13	2,240,000	2,307,782
Sl. John's Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.25%, 5/15/14	9,545,000	10,498,450
Trinity Health Credit Group, Series A, 6.50%, 12/01/33	25,000,000	27,069,750
Michigan State Revenue, Grant Antic Bonds, AGMC Insured, 5.25%, 9/15/27	10,000,000	10,481,200
Michigan State Strategic Fund Limited Obligation Revenue,
Detroit Edison Co. Exempt Facilities Project, Mandatory Put 8/01/16, Refunding, Series ET-2, 5.50%, 8/01/29	10,000,000	10,940,600
Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized Series AA, NATL RE, FGIC Insured, 6.95%,
5/01/11	5,000,000	5,112,600
Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized Series BB, AMBAC Insured, 7.00%, 5/01/21	3,000,000	3,601,200
Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit Education Exempt Facilities,
Refunding, Series D, XLCA Insured, 5.25%, 12/15/32	12,350,000	12,387,420
Michigan State Trunk Line Revenue, Series A, AGMC Insured, Pre-Refunded, 5.25%, 11/01/30	19,680,000	20,545,330
Michigan State University Revenues, General, Refunding, Series C, 5.00%,
2/15/40	27,935,000	28,869,426
2/15/44	24,630,000	25,416,682
Michigan Technological University Revenue, General, Series A, NATL Insured, 5.00%, 10/01/34	3,675,000	3,689,149
North Kent Sewer Authority Revenue, Sanitary Sewer, NATL Insured, 5.00%, 11/01/31	5,960,000	6,041,890
Otsego Public Schools District GO, School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/34	9,835,000	11,133,220
Oxford Area Community School District GO, AGMC Insured, Pre-Refunded, 5.00%,
5/01/26	5,425,000	5,648,673
5/01/31	4,865,000	5,065,584
Pennfield School District GO, School Building and Site,
FGIC Insured, Pre-Refunded, 5.00%, 5/01/29	645,000	730,140
FGIC Insured, Pre-Refunded, 5.00%, 5/01/34	2,500,000	2,830,000
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 5/01/29	505,000	571,660
Pinckney Community Schools GO, Refunding, AGMC Insured, 5.00%, 5/01/26	2,955,000	3,016,109
Pontiac General Building Authority GO, FGIC Insured, Pre-Refunded, 5.375%,
6/01/23	1,620,000	1,730,889
6/01/27	2,635,000	2,815,366
Port Huron GO, Limited Tax, AMBAC Insured, 5.00%, 10/01/22	1,600,000	1,626,160
River Rouge School District GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/22	6,575,000	6,770,343
Rockford Public Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/33	8,220,000	8,367,302
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital,
Refunding, 8.25%, 9/01/39	10,000,000	11,714,000
Series M, NATL Insured, 5.25%, 11/15/31	12,750,000	11,544,105
Series M, NATL Insured, 5.25%, 11/15/35	17,600,000	15,675,440
Saginaw City School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/38	10,555,000	10,810,537
Saginaw Valley State University Revenue, General,
AGMC Insured, 5.00%, 7/01/37	4,000,000	4,035,520
Refunding, AGMC Insured, 5.00%, 7/01/28	7,050,000	7,379,940
South Redford School District GO, School Building and Site, NATL Insured, 5.00%, 5/01/30	3,500,000	3,581,830
Southfield Library Building Authority GO, Refunding, NATL Insured, 5.00%, 5/01/30	6,535,000	6,759,216

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Southfield Public Schools GO, Refunding, NATL Insured, 4.75%, 5/01/29	9,040,000	9,129,225
Sparta Area Schools GO, School Building and Site, FGIC Insured, Pre-Refunded, 5.00%, 5/01/30	2,730,000	3,090,360
Sturgis Public School District GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/30	4,715,000	4,827,123
Taylor Brownfield RDA, GO, Tax Increment, Series A, NATL Insured, 5.00%,
5/01/29	2,900,000	2,953,824
5/01/34	3,945,000	3,961,845
Taylor Tax Increment Finance Authority Revenue, AGMC Insured, 5.00%, 5/01/21	2,595,000	2,614,333
Thornapple Kellogg School GO, School Building and Site,
AGMC Insured, Pre-Refunded, 5.00%, 5/01/23	965,000	1,045,365
AGMC Insured, Pre-Refunded, 5.00%, 5/01/28	6,250,000	6,770,500
Refunding, AGMC Insured, 5.00%, 5/01/23	3,035,000	3,287,755
Trenton Public Schools School District GO, School Building and Site, AGMC Insured, 5.00%,
5/01/31	4,575,000	4,679,996
5/01/38	8,150,000	8,245,192
Van Dyke Public Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/34	5,000,000	4,972,450
Warren Consolidated School District GO, AGMC Insured, 4.875%, 5/01/22	8,910,000	9,114,663
Warren Water and Sewer Revenue, AGMC Insured, Pre-Refunded, 5.125%, 11/01/23	2,450,000	2,556,085
Wayne Charter County Airport Revenue, Detroit Metropolitan Wayne County Airport, Series A, NATL Insured, 5.25%,
12/01/18	5,500,000	5,512,375
Wayne Charter County GO,
Airport Hotel, Detroit Metropolitan Wayne County Airport, Series A, NATL Insured, 5.25%, 12/01/25	17,000,000	17,015,810
Airport Hotel, Detroit Metropolitan Wayne County Airport, Series A, NATL Insured, 5.00%, 12/01/30	10,750,000	9,738,532
Building Improvement, Series A, 6.75%, 11/01/39	5,000,000	5,152,700
Capital Improvement, Series A, AGMC Insured, 5.00%, 2/01/34	7,640,000	7,708,149
Capital Improvement, Series A, AGMC Insured, 5.00%, 2/01/38	12,135,000	12,235,963
Wayne County Airport Authority Revenue, Detroit Metropolitan Airport, Refunding, NATL RE, FGIC Insured, 5.00%,
12/01/27	9,910,000	9,452,554
12/01/28	10,170,000	9,543,935
Wayne State University Revenues, General,
AMBAC Insured, 5.00%, 11/15/30	2,925,000	2,954,894
AMBAC Insured, 5.00%, 11/15/36	5,000,000	4,921,300
Refunding, AGMC Insured, 5.00%, 11/15/28	23,550,000	24,249,670
Refunding, AGMC Insured, 5.00%, 11/15/35	22,435,000	22,434,327
West Ottawa Public School District GO, School Building Site, Refunding, NATL Insured, 5.00%, 5/01/32	6,025,000	6,099,168
Western Michigan University Revenues, General, AGMC Insured, 5.00%,
11/15/28	5,500,000	5,668,795
11/15/32	6,410,000	6,517,432
Western Townships Utilities Authority GO, Sewer Disposal System, NATL RE, FGIC Insured, 4.75%, 1/01/23	8,500,000	8,620,530
Whitmore Lake Public School District GO, NATL RE, FGIC Insured, 5.00%, 5/01/32	9,375,000	9,465,656
Willow Run Community Schools GO, AGMC Insured, 5.00%, 5/01/31	12,550,000	12,593,674
Wyoming Sewer Disposal System Revenue, Refunding, NATL Insured, 5.00%, 6/01/27	5,700,000	5,840,391
Ypsilanti Community Utilities GO, Sanitation Sewer System No.3, NATL RE, FGIC Insured,
5.00%, 5/01/32	1,765,000	1,769,201
Pre-refunded, 5.00%, 5/01/32	4,300,000	4,569,223
Zeeland Public Schools GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/25	3,350,000	3,459,478
		1,398,613,408
u.s. Territories 8.0%
Puerto Rico 8.0%
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
Refunding, Series D, AGMC Insured, 5.00%, 7/01/32	11,945,000	12,049,041
Series D, AGMC Insured, Pre-Refunded, 5.00%, 7/01/32	8,055,000	8,622,555
Puerto Rico Electric Power Authority Power Revenue, Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	14,000,000	16,342,200
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,
Series A, 5.375%, 8/01/39	9,000,000	9,067,320
Series A, 6.00%, 8/01/42	25,000,000	26,342,750
Series B, 6.375%, 8/01/39	10,000,000	10,795,700
Series C, 5.50%, 8/01/40	15,000,000	15,257,400
Series C, 5.25%, 8/01/41	25,445,000	25,137,370
		123,614,336
Total Municipal Bonds before Short Term Investments (Cost $1,499,667,329)		1,522,227,744

Franklin Tax-Free Trust
Statement of Investments, November 30, 2010 (unaudited) (continued)

Short Term Investments 0.8%
Municipal Bonds 0.8%
Michigan 0.7%
'Eastern Michigan University Revenues, General, Refunding, Series A, Daily VRDN and Put, 0.31%, 3/01/49	3,900,000	3,900,000
'Michigan Higher Education Facilities Authority Revenue, Limited Obligation, University of Detroit, Refunding, Daily VRDN
and Put, 0.28%, 11/01/36	7,700,000	7,700,000
		11,600,000
U.s. Territories 0.1%
Puerto Rico 0.1%
'Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series S, Daily VRDN and Put, 0.22%, 7/01/32	800,000	800,000

Total Short Term Investments (Cost $12,400,000)		12,400,000
Total Investments (Cost $1,512,067,329) 99.0%		1,534,627,7 44
other Assets, less Liabilities 1.0%		14,942,214
Net Assets 100.0%		$1,549,569,958

'Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BHAC	- Berkshire Hathaway Assurance Corp.
EOC	- Economic Development Corp.
ETM	- Escrow to Maturity
FGIC	- Financial Guaranty Insurance Co.
FICO	- Financing Corp.
GO	- General Obligation
HOA	- Housing Development Authority/Agency
NATL	- National Public Financial Guarantee Corp.
NATL RE	- National Public Financial Guarantee Corp. Reinsured
ROA	- Redevelopment Agency/Authority
ROAR	- Redevelopment Agency Revenue
XLCA	- XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, November 30, 2010 (unaudited)

Franklin Minnesota Tax-Fee Income Fund
Municipal Bonds 99.1%
Minnesota 95.6%
Anoka County Housing and RDA, GO, Housing Development, Refunding, AMBAC Insured, 4.875%, 2/01/24	$2,195,000	$2,311,116
Anoka County Regional Railroad Authority GO, Limited Tax, Series A, XLCA Insured, 4.50%, 2/01/32	11,125,000	11,261,726
Anoka-Hennepin ISO No. 11 GO,
School Building, Refunding, Series A, Assured Guaranty, 5.00%, 2/01/20	5,870,000	6,896,546
School District Credit Enhancement Program, Series A, AGMC Insured, 5.00%, 2/01/20	6,130,000	6,173,400
Bloomington ISO No. 271 GO, School Building, Refunding, Series C, AGMC Insured, 4.50%, 2/01/23	2,500,000	2,624,225
Blue Earth County EDA Public Project Lease Revenue, Series A, NATL Insured, 4.50%, 12/01/24	1,055,000	1,092,769
Brainerd ISO No. 181 GO, School Building, Refunding, Series A, 4.00%,
2/01/19	5,025,000	5,527,550
2/01/20	5,025,000	5,477,401
2/01/21	4,035,000	4,334,115
Brooklyn Center ISO No. 286 GO, FGIC Insured, 5.00%, 2/01/22	1,000,000	1,043,430
Byron ISO No. 531 GO, School Building, Series A, NATL RE, FGIC Insured, 5.00%, 2/01/24	2,015,000	2,128,565
Cambridge ISO No. 911 GO, Series A, NATL Insured, 4.25%, 2/01/24	1,235,000	1,260,923
Cass Lake ISO No. 115 GO, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 2/01/22	3,805,000	4,096,387
Centennial ISO No. 012 GO, Series A, AGMC Insured, 5.00%, 2/01/21	1,000,000	1,043,430
Chaska ISO No. 112 GO, School Building, Series A, NATL Insured, 4.50%, 2/01/28	15,000,000	15,314,850
Chisago County GO, Capital Improvement, Series A, NATL Insured, 4.75%, 2/01/26	2,415,000	2,523,796
Dakota County CDA Governmental Housing Development GO, Senior Housing Facilities, Series A, 5.125%, 1/01/35	2,625,000	2,708,370
Duluth ISO No. 709 COP, Full Term Certificates, Series B,
4.75%,2/01/25	8,445,000	8,750,878
AGMC Insured, 5.00%, 2/01/28	18,890,000	20,004,321
Eagan GO, Recreational Facilities, Series A, NATL Insured, 5.00%, 2/01/21	3,075,000	3,208,547
Elk River ISO No. 728 GO, School Building, Refunding, Series A, AGMC Insured, 4.25%,
2/01/23	5,000,000	5,177,950
2/01/24	6,265,000	6,446,058
Ely Housing and ROAR, Housing Development, Series A, XLCA Insured, 4.50%, 11/01/41	2,530,000	2,573,263
Farmington ISO No. 192 GO, School Building,
Refunding, Series A, AGMC Insured, 4.50%, 2/01/24	5,015,000	5,220,866
Series B, AGMC Insured, 5.00%, 2/01/23	3,000,000	3,199,050
Series B, AGMC Insured, 4.75%, 2/01/27	16,075,000	16,699,835
Fergus Falls ISO No. 544 GO, School Building, Series A, AGMC Insured, 5.00%, 1/01/25	1,655,000	1,798,588
Fridley ISO No. 014 GO, Alternative Facilities, Series A, AGMC Insured, 4.375%, 2/01/27	2,040,000	2,076,842
Hastings ISO No. 200 GO, Refunding, Series A, AGMC Insured, 4.50%, 2/01/22	2,700,000	2,800,413
Hennepin County Regional Railroad Authority GO, Limited Tax, Refunding, Series A, 4.00%,
12/01/27	2,475,000	2,512,397
12/01/28	2,590,000	2,599,712
12/01/30	2,535,000	2,504,048
Hennepin County Sales Tax Revenue,
first lien, Ballpark Project, Series A, 4.75%, 12/15/37	25,000,000	25,448,250
second lien, Ballpark Project, Series B, 5.00%, 12/15/17	1,740,000	2,029,936
second lien, Ballpark Project, Series B, 5.00%, 12/15/21	5,000,000	5,490,100
Hibbing Health Care Facilities Revenue, The Duluth Clinic Ltd., AGMC Insured, Pre-Refunded, 5.00%, 11/01/25	8,000,000	8,969,760
Hopkins ISO No. 270 GO, FGIC Insured, 5.125%, 2/01/22	3,880,000	4,054,096
Lake Superior ISO No. 381 GO, Series A, AGMC Insured, 5.00%, 4/01/23	4,195,000	4,540,626
Lakeville ISO No. 194 GO,
School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/16	5,405,000	6,262,341
School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/17	5,750,000	6,658,385
School Building, Refunding, Series 0, 4.25%, 2/01/24	7,000,000	7,216,370
Series A, FGIC Insured, 5.00%, 2/01/23	10,180,000	10,959,584
Metropolitan Council Minneapolis-Sl. Paul Metropolitan Area GO, Wastewater, Series B, 4.50%, 12/01/26	5,000,000	5,185,500
Minneapolis and Sl. Paul Housing and RDA Health Care Facilities Revenue, Children's Hospitals and Clinics, Series A-1,
AGMC Insured, 5.00%, 8/15/34	1,000,000	1,016,070
Minneapolis and Sl. Paul Metropolitan Airports Commission Airport Revenue, senior bond, Refunding, Series A,
5.00%, 1/01/35	13,795,000	14,117,941
AMBAC Insured, 5.00%, 1/01/20	5,400,000	5,901,660
BHAC Insured, 5.00%, 1/01/23	14,800,000	15,697,620
BHAC Insured, 5.00%, 1/01/26	10,000,000	10,452,200
Minneapolis CDA and Sl. Paul Housing and ROAR, Health Care Facilities, Carondelet, Series B, BIG Insured, Pre-Refunded,
8.875%, 11/01/15	425,000	457,683

Quarterly Statement of Investments	See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Minneapolis GO, Various Purpose,
Pre-Refunded, 5.125%, 12/01/28	3,000,000	3,140,850
Refunding, 4.00%, 12/01/25	4,500,000	4,603,590
Minneapolis Health Care System Revenue, Fairview Health Services,
Series B, Assured Guaranty, 6.50%, 11/15/38	35,000,000	38,159,450
Series D, AMBAC Insured, 5.00%, 11/15/34	12,645,000	12,100,253
Minneapolis MFR, Riverside Plaza, Refunding, GNMA Secured, 5.20%, 12/20/30	5,000,000	4,837,900
Minneapolis Special School District No. 001 COP,
Refunding, Series A, NATL Insured, 4.50%, 2/01/21	2,715,000	2,810,269
Series A, AGMC Insured, 5.00%, 2/01/21	1,950,000	2,007,194
Minnesota Agricultural and Economic Development Board Revenue,
Evangelical Lutheran Good Samaritan, Society Project, AMBAC Insured, 5.15%, 12/01/22	4,870,000	4,882,467
Health Care Facilities, Essentia, Series C-1, Assured Guaranty, 5.00%, 2/15/30	14,600,000	14,705,996
Health Care System, Refunding, Series A, NATL Insured, 5.75%, 11/15/26	365,000	365,201
Series E, Assured Guaranty, 5.00%, 2/15/37	20,600,000	20,302,536
Minnesota Public Facilities Authority Clean Water Revenue, Series A, Pre-Refunded, 5.00%, 3/01/24	6,900,000	8,211,897
'Minnesota Public Facilities Authority Revolving Fund Revenue, Series C, 5.00%, 3/01/26	16,530,000	18,321,521
Minnesota Public Facilities Authority State Revenue, Refunding, Series A, 5.00%, 3/01/24	22,010,000	25,713,623
Minnesota State 911 Revenue, Public Safety Radio Communication System, Assured Guaranty,
4.50%, 6/01/22	3,000,000	3,207,420
4.50%, 6/01/23	3,410,000	3,609,826
4.50%, 6/01/24	3,745,000	3,942,137
5.00%, 6/01/24	5,000,000	5,408,450
4.50%, 6/01/25	2,745,000	2,871,188
Minnesota State Colleges and University Revenue, Fund, Series A,
4.50%, 10/01/26	5,770,000	5,896,305
4.625%, 10/01/29	6,615,000	6,751,666
NATL Insured, 5.00%, 10/01/22	1,745,000	1,872,280
NATL Insured, 5.00%, 10/01/23	1,825,000	1,948,881
NATL Insured, 5.00%, 10/01/24	1,900,000	2,027,243
NATL Insured, 5.00%, 10/01/25	1,155,000	1,228,654
NATL Insured, 5.00%, 10/01/26	1,715,000	1,797,972
NATL Insured, 5.00%, 10/01/32	5,540,000	5,678,001
Minnesota State GO,
Highway and Various Purpose, 5.00%, 8/01/23	3,000,000	3,313,950
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/22	1,000,000	1,114,150
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/25	10,000,000	10,921,200
NATL Insured, 5.00%, 6/01/26	10,000,000	10,780,100
State Various Purpose, Series A, 4.00%, 8/01/29	10,000,000	9,999,600
Various Purpose, Refunding, Series H, 5.00%, 11/01/27	5,000,000	5,505,400
Various Purposes, Series A, 4.25%, 12/01/27	5,000,000	5,166,200
Various Purposes, Series A, 4.50%, 12/01/28	15,540,000	16,253,597
Minnesota State HFAR,
Nonprofit Housing State Appropriation, 4.00%, 8/01/29	3,675,000	3,470,596
Rental Housing, Refunding, Series D, NATL Insured, 5.90%, 8/01/15	690,000	690,559
Rental Housing, Refunding, Series D, NATL Insured, 5.95%, 2/01/18	200,000	200,100
Rental Housing, Refunding, Series D, NATL Insured, 6.00%, 2/01/22	220,000	220,163
Residential Housing Finance, Series E, 4.90%, 7/01/29	11,900,000	11,919,397
Residential Housing Finance, Series E, 5.10%, 1/01/40	11,355,000	11,377,937
Minnesota State Higher Education Facilities Authority Revenue,
Carleton College, Series D, 5.00%, 3/01/40	4,000,000	4,114,000
Sl. John's University, Series 5-1,NATL Insured, Pre-Refunded, 5.25%, 10/01/21	1,750,000	1,817,673
Sl. John's University, Series 5-1,NATL Insured, Pre-Refunded, 5.25%, 10/01/26	1,500,000	1,558,005
Sl. Olaf College, Series 7-F, 4.25%, 10/01/22	1,475,000	1,525,445
Sl. Olaf College, Series 7-F, 3.50%, 10/01/24	1,570,000	1,445,201
Sl. Olaf College, Series 7-F, 4.50%, 10/01/30	3,500,000	3,418,975
University of Sl. Thomas, Series 6-X, 5.00%, 4/01/29	2,250,000	2,311,223
University of Sl. Thomas, Series 6-X, 5.25%, 4/01/39	10,000,000	10,220,500
University of Sl. Thomas, Series 7-A, 5.00%, 10/01/29	5,420,000	5,615,283
University of Sl. Thomas, Series 7-A, 5.00%, 10/01/39	4,485,000	4,535,770
Minnesota State Municipal Power Agency Electric Revenue, Series A, 5.25%, 10/01/35	12,000,000	12,109,200
Minnesota State Public Facilities Authority Clean Water Revenue, Series B, 4.75%, 3/01/27	5,000,000	5,281,500
Minnetonka ISD No. 276 GO, Alternative Facilities, Series F,
4.00%, 7/01/24	2,305,000	2,365,622
4.10%,7/01/25	2,145,000	2,194,828

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Minnetonka MFHR, Cedar Hills Project, Refunding, Series A, GNMA Secured,
5.90%, 10/20/19	1,750,000	1,758,873
5.95%, 10/20/29	5,955,000	6,003,771
Moorhead ISO No. 152 GO, School Building, Refunding, 4.25%, 4/01/22	4,690,000	4,832,154
Mounds View ISO No. 621 GO,
Alternate Facility, Refunding, Series A, 5.00%, 2/01/21	1,510,000	1,743,733
Alternate Facility, Refunding, Series A, 5.00%, 2/01/22	1,600,000	1,828,416
Alternate Facility, Refunding, Series A, 4.00%, 2/01/24	2,025,000	2,094,053
School Building, Refunding, Series A, 4.00%, 2/01/20	1,000,000	1,059,980
New Brighton GO, Tax Increment, Series A, NATL Insured, 5.00%, 2/01/32	5,110,000	5,270,812
North Branch Water System Revenue,
AGMC Insured, 4.75%, 8/01/27	1,500,000	1,569,600
Series A, AGMC Insured, 5.00%, 8/01/33	1,325,000	1,352,401
Northern Municipal Power Agency Electric System Revenue,
Refunding, AGMC Insured, 5.00%, 1/01112	540,000	541,642
Refunding, Series A, Assured Guaranty, 5.00%, 1/01/21	1,505,000	1,612,261
Series A, AMBAC Insured, 5.00%, 1/01/26	2,000,000	2,064,860
Northfield ISO No. 659 GO, School Building, Refunding, Series A, 4.00%,
2/01/20	3,420,000	3,720,071
2/01/21	3,575,000	3,826,608
Norwood Young America EDA Revenue, Housing Harbor at Peace Village Project, Series B, XLCA Insured, 4.625%, 8/01/40	1,125,000	1,063,373
Osseo ISO No. 279 GO, Series A, AGMC Insured, 5.00%, 2/01/20	3,000,000	3,130,290
Pine City Health Care and Housing Revenue, North Branch, Series A, GNMA Secured, 5.00%, 10/20/38	4,280,000	4,281,070
Pipestone-Jasper ISO No. 2689 GO, Refunding, Series A, AGMC Insured, 5.00%, 3/01/20	1,595,000	1,709,696
Plymouth Health Facilities Revenue, Westhealth Project, Series A, AGMC Insured,
6.25%,6/01/16	1,600,000	1,606,320
6.125%,6/01/24	1,815,000	1,821,280
Prior Lake ISO No. 719 GO, Series C, NATL Insured, 5.00%,
2/01/21	2,000,000	2,123,900
2/01/23	6,025,000	6,398,249
Robbinsdale ISO No. 281 GO,
Refunding, Series A, NATL Insured, 4.50%, 2/01/22	3,000,000	3,109,320
School Building, Refunding, Series A, 4.00%, 2/01/22	2,020,000	2,095,285
School Building, Refunding, Series A, 4.00%, 2/01/23	2,090,000	2,144,800
School Building, Refunding, Series A, 4.00%, 2/01/24	2,185,000	2,220,157
Rochester Health Care Facilities Revenue, Mayo Clinic,
Series 0,5.00%, 11/15/38	10,000,000	10,226,500
Series E, 5.00%, 11/15/38	20,000,000	20,453,000
Rush City ISO No. 139 GO, School Building, NATL Insured,
5.00%, 2/01/21	1,680,000	1,782,648
5.125%,2/01/26	4,245,000	4,516,680
Sauk Rapids ISO No. 047 GO,
School Building, Refunding, Series A, AGMC Insured, 5.00%, 2/01/22	2,200,000	2,362,008
School Building, Refunding, Series A, AGMC Insured, 4.50%, 2/01/25	2,175,000	2,243,578
Series A, NATL Insured, 5.75%, 2/01/23	2,740,000	2,762,715
Scott County GO, Capital Improvement, Series A, AMBAC Insured, 5.00%, 12/01/27	5,590,000	6,052,125
South Washington County ISO No. 833 GO, Series B, AGMC Insured, 5.00%, 2/01/23	4,000,000	4,173,720
Southern Minnesota Municipal Power Agency Power Supply System Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/19	5,875,000	4,403,900
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/20	14,035,000	9,937,061
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/23	4,000,000	2,378,680
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/26	5,000,000	2,481,800
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/27	6,600,000	3,068,868
Capital Appreciation, Refunding, Series C, AMBAC Insured, zero cpn., 1/01/18	15,935,000	12,613,509
Refunding, Series A, 5.00%, 1/01/21	1,000,000	1,095,880
Refunding, Series A, 5.00%, 1/01/22	2,060,000	2,234,976
Refunding, Series A, 5.50%, 1/01/24	1,000,000	1,104,090
Refunding, Series A, 5.25%, 1/01/30	2,000,000	2,096,440
Series A, NATL Insured, Pre-Refunded, 5.75%, 1/01/18	1,000,000	1,087,170
Spring Lake Park ISO No. 16 GO, School Building, Series A, AGMC Insured, 5.00%, 2/01/29	4,025,000	4,210,794
Sl. Cloud Health Care Revenue, CentraCare Health System Project,
Assured Guaranty, 5.375%, 5/01/31	1,000,000	1,040,070
Assured Guaranty, 5.50%, 5/01/39	27,200,000	28,066,592
Series A, 5.125%, 5/01/30	19,000,000	19,147,250

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
SI. Michael ISO No. 885 GO,
AGMC Insured, 5.00%, 2/01/23	3,300,000	3,443,319
School Building, Refunding, AGMC Insured, 5.00%, 2/01/24	2,735,000	2,887,011
School Building, Series A, AGMC Insured, 4.75%, 2/01/29	5,000,000	5,116,800
SI. Paul Housing and RDA Health Care Revenue, Allina Health System,
Refunding, Series A-1, 5.25%, 11/15/29	5,000,000	5,143,700
Series A, NATL Insured, 5.00%, 11/15/22	5,000,000	5,238,850
SI. Paul ISO No. 625 GO, School Building, Series A, AGMC Insured, 5.00%,
2/01/24	1,615,000	1,739,791
2/01/25	1,675,000	1,794,863
2/01/26	1,745,000	1,860,955
SI. Paul Sales Tax Revenue, sub. bond, Series A, XLCA Insured, 5.00%, 11/01/30	7,360,000	7,501,754
University of Minnesota Revenue, Series A,
5.25%, 4/01/29	1,000,000	1,078,190
5.125%,4/01/34	1,000,000	1,042,950
University of Minnesota Special Purpose Revenue, State Supported Biomedical Science Research Facilities Funding
Program, Series A, 5.00%, 8/01/35	10,250,000	10,729,187
Upsala ISO No. 487 GO, School Building, FGIC Insured, 5.00%,
2/01/22	1,140,000	1,227,301
2/01/28	2,400,000	2,583,792
Waconia ISO No. 110 GO, School Building, Refunding, Series B, 4.125%, 2/01/22	5,340,000	5,654,419
Watertown ISO No. 111 GO, Series A, AGMC Insured, 5.00%, 2/01/24	2,725,000	2,894,440
West SI. Paul ISO No. 197 GO, School Building, Series B, 5.00%,
2/01/21	3,340,000	3,569,057
2/01/22	3,500,000	3,721,445
Western Minnesota Municipal Power Agency Revenue,
NATL Insured, 5.00%, 1/01/26	8,565,000	8,692,875
Refunding, Series A, AMBAC Insured, 5.50%, 1/01112	2,745,000	2,756,035
Refunding, Series A, AMBAC Insured, 5.50%, 1/01113	4,500,000	4,518,090
Series A, AGMC Insured, 5.00%, 1/01/36	6,000,000	6,084,480
Series A, NATL Insured, 5.00%, 1/01/30	7,200,000	7,249,104
Willmar GO, Rice Memorial Hospital Project, AGMC Insured, 5.00%,
2/01/22	2,550,000	2,669,493
2/01/25	3,000,000	3,109,860
2/01/32	5,415,000	5,473,157
		980,002,380
u.s. Territories 3.5%
Puerto Rico 3.3%
Puerto Rico Commonwealth GO, Public Improvement,
AGMC Insured, Pre-Refunded, 5.125%, 7/01/30	580,000	596,176
Refunding, AGMC Insured, 5.00%, 7/01/23	955,000	958,199
Refunding, AGMC Insured, 5.125%, 7/01/30	420,000	424,171
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y, AGMC Insured, 6.25%,
7/01/21	10,000,000	11,532,500
Puerto Rico Electric Power Authority Power Revenue, Refunding,
Series SS, NATL Insured, 5.00%, 7/01/25	5,000,000	5,106,350
Series V, NATL RE, FGIC Insured, 5.25%, 7/01/30	5,000,000	5,085,750
Puerto Rico Municipal Finance Agency GO, Series A, AGMC Insured,
5.75%,8/01112	5,000,000	5,043,050
5.00%, 8/01/30	1,000,000	1,007,370
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series F, XLCA Insured, 5.25%, 7/01/25	2,500,000	2,517,650
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E, AMBAC Insured, ETM, 5.50%,
8/01/27	625,000	744,094
8/01/27	375,000	441,401
		33,456,711
U.S. Virgin Islands 0.2%
Virgin Islands PFAR, Gross Receipts Taxes Loan Note, AGMC Insured, 5.25%,
10/01/20	1,160,000	1,221,874
10/01/21	1,000,000	1,046,430
		2,268,304
Total U.S. Territories		35,725,015
Total Municipal Bonds before Short Term Investments (Cost $987,811,571)		1,015,727,395

Franklin Tax-Free Trust
Statement of Investments, November 30, 2010 (unaudited) (continued)

Short Term Investments (Cost $800,000) 0.1%
Municipal Bonds 0.1%
Minnesota 0.1%
bMinneapolis and Sl. Paul Housing and RDA Health Care System Revenue, Allina Health System, Refunding, Series B-2,
Daily VRDN and Put, 0.27%, 11/15/35	800,000	800,000
Total Investments (Cost $988,611,571) 99.2%		1,016,527,395
other Assets, less Liabilities 0.8%		8,425,128
Net Assets 100.0%		$1,024,952,523

a Security purchased on a delayed delivery basis. bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATONS

Selected Portfolio

AGMC	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BHAC	- Berkshire Hathaway Assurance Corp.
BIG	- Bond Investors Guaranty Insurance Co. (acquired by MBIA in 1989 and no longer does business under this name; on February 18, 2009, most MBIA
Insured were replaced with NATL Insured through a spin-off.)
COA	- Community Development Authority/Agency
COP	- Certificate of Participation
EOA	- Economic Development Authority
ETM	- Escrow to Maturity
FGIC	- Financial Guaranty Insurance Co.
GNMA	- Government National Mortgage Association
GO	- General Obligation
HFAR	- Housing Finance Authority Revenue
ISO	- Independent School District
MFHR	- Multi-Family Housing Revenue
MFR	- Multi-Family Revenue
NATL	- National Public Financial Guarantee Corp.
NATL RE	- National Public Financial Guarantee Corp. Reinsured
PBA	- Public Building Authority
PFAR	- Public Financing Authority Revenue
ROA	- Redevelopment Agency/Authority
ROAR	- Redevelopment Agency Revenue
XLCA	- XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, November 30, 2010 (unaudited)

Franklin Missouri Tax-Free Income Fund
Municipal Bonds 98.0%
Missouri 80.2%
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue, Metrolink Cross
County Extension, Assured Guaranty, 5.00%,
10/01/35	$5,000,000	$5,028,000
10/01/39	20,300,000	20,341,615
Bi-State Development Agency Missouri-Illinois Metropolitan District Revenue, Metrolink Cross County Project, Series B,
AGMC Insured, 5.00%, 10/01/32	7,300,000	7,349,202
Boone County IDA Health Care Revenue, Retirement Center Project, GNMA Secured, 5.70%, 10/20/22	1,515,000	1,532,816
Cape Girardeau County IDA Health Care Facilities Revenue,
Southeast Missouri Hospital Assn., 5.00%, 6/01/36	7,500,000	6,678,900
Sl. Francis Medical Center, Series A, 5.50%, 6/01/27	6,350,000	6,414,707
Sl. Francis Medical Center, Series A, 5.50%, 6/01/32	5,000,000	5,014,950
Sl. Francis Medical Center, Series A, 5.75%, 6/01/39	3,150,000	3,154,190
Cape Girardeau County IDA Solid Waste Disposal Revenue, Procter and Gamble Paper Products, 5.30%, 5/15/28	6,875,000	6,876,306
Carroll County Public Water Supply District No.1 Water System Revenue, Refunding,
5.625%, 3/01/34	1,000,000	1,044,300
6.00%, 3/01/39	1,000,000	1,063,180
Columbia Special Obligation Electric Utility Improvement Revenue, Annual Appropriation Obligation, Series A, 5.75%,
10/01/33	10,290,000	11,330,216
Curators of the University of Missouri System Facilities Revenue,
Series A, 5.00%, 11/01/33	5,000,000	5,195,050
Series A, 5.00%, 11/01/35	20,000,000	20,563,600
System Facilities, Refunding, Series A, 5.00%, 11/01/25	5,750,000	6,173,488
System Facilities, Refunding, Series A, 5.00%, 11/01/26	3,625,000	3,873,349
Dunklin County COP, NATL RE, FGIC Insured, 5.00%, 12/01/24	1,000,000	1,064,290
Florissant COP, NATL RE, FGIC Insured, 5.00%, 8/01/22	1,285,000	1,313,283
Grandview COP, NATL RE, FGIC Insured, 5.00%, 1/01/23	2,410,000	2,466,707
Hannibal IDA Health Facilities Revenue, Refunding, 5.00%, 3/01/22	1,000,000	991,440
Independence School District GO, Missouri Direct Deposit Program,
Series A, 5.00%, 3/01/27	3,300,000	3,565,980
Series A, 5.00%, 3/01/28	3,000,000	3,212,970
Series A, 5.00%, 3/01/29	3,000,000	3,193,950
Series C, 5.00%, 3/01/30	4,075,000	4,335,230
Jackson County Consolidated School District No.2 GO, Missouri Direct Deposit Program, 5.20%, 3/01/20	2,000,000	2,021,360
Jackson County Reorganized School District No.4 Blue Springs GO, Refunding and Improvement, Series A, 5.00%, 3/01/29	4,000,000	4,195,200
Jackson County Reorganized School District No.7 Lee's Summit GO, Missouri Direct Deposit Program, Refunding and
Improvement, AGMC Insured, 5.00%, 3/01/21	5,700,000	5,965,164
Jackson County Special Obligation Revenue,
Harry S. Truman Sports Complex, AMBAC Insured, 5.00%, 12/01/28	2,500,000	2,542,750
Harry S. Truman Sports Complex, AMBAC Insured, 5.00%, 12/01/29	26,925,000	27,525,966
NATL Insured, 5.00%, 12/01/27	3,105,000	3,160,362
Jefferson County Conservation Public Water Supply District No. C-1 Waterworks Revenue, AMBAC Insured, Pre-Refunding,
5.00%, 12/01/26	4,500,000	4,500,000
Jefferson County Consolidated School District No. 006 Lease Participation COP, AGMC Insured, 5.00%, 3/01/25	1,050,000	1,109,871
Joplin IDA Health Facilities Revenue, Freeman Health Systems Project,
5.50%, 2/15/29	2,000,000	1,941,660
5.75%, 2/15/35	2,500,000	2,420,500
Kansas City IDAR, Kansas City Missouri IDA, AMBAC Insured,
5.00%, 12/01/24	4,470,000	4,737,574
4.50%, 12/01/32	8,250,000	7,766,385
5.00%, 12/01/32	15,000,000	15,194,250
Kansas City Sanitation Sewer System Revenue, Series A, 5.25%, 1/01/34	4,000,000	4,187,360
Kansas City Special Obligation Revenue, Arena Project, Refunding and Improvement, Series C, 5.125%, 4/01/38	10,000,000	9,818,900
Kansas City Special Obligation Tax Allocation, East Village Project, Series B, Assured Guaranty, 5.00%, 4/15/31	6,860,000	7,138,104
Kansas City Tax Increment Financing Commerce Tax Increment Revenue, Blue Parkway Town Center Project, NATL
Insured, 5.00%, 7/01/27	1,730,000	1,663,914
Kansas City Water Revenue, Refunding and Improvement, Series A, 5.25%, 12/01/32	12,725,000	13,517,767
Lake of the Ozarks Community Board Corp. Bridge System Revenue, Refunding, 5.25%,
12/01/14	535,000	636,647
12/01/26	800,000	605,192
Lee's Summit IDAR, John Knox Village Project, Pre-Refunded, 5.70%, 8/15/22	1,500,000	1,641,060

Quarterly Statement of Investments

See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Lee's Summit Water and Sewer Revenue, Series A, AMBAC Insured, 5.00%, 7/01/22	1,995,000	2,041,424
Lincoln University Auxiliary System Revenue, Assured Guaranty, 5.125%, 6/01/37	2,325,000	2,353,784
Metropolitan Sl. Louis Sewer District Wastewater System Revenue,
Series A, 5.75%, 5/01/38	2,000,000	2,191,400
Series A, NATL Insured, 5.00%, 5/01/34	24,730,000	25,194,182
Series C, NATL Insured, 5.00%, 5/01/36	22,740,000	23,558,413
Missouri Development Finance Board Cultural Facilities Revenue,
Nelson Gallery Foundation, Series A, NATL Insured, 5.00%, 12/01/30	9,500,000	9,580,655
Series B, 5.00%, 6/01/37	28,435,000	29,228,052
Missouri Joint Municipal Electric Utility Commission Power Project Revenue,
latan 2 Project, Series A, 6.00%, 1/01/39	10,000,000	10,408,000
Plum Point Project, NATL Insured, 5.00%, 1/01/28	5,235,000	5,105,643
Plum Point Project, NATL Insured, 5.00%, 1/01/34	34,945,000	30,885,789
Series A, AMBAC Insured, 5.00%, 1/01/32	6,000,000	6,062,400
Series A, AMBAC Insured, 5.00%, 1/01/42	15,795,000	15,099,388
Missouri Southern State College Revenue, Auxiliary Enterprise System, NATL Insured, 5.50%, 4/01/23	1,200,000	1,209,984
Missouri State Board of Public Buildings State Office Building, Special Obligation, Series A, 5.125%, 5/01/26	3,960,000	4,006,213
Missouri State Development Finance Board Recreation Facilities Revenue, YMCA Greater Sl. Louis Project, Series A,
5.40%,9/01/18	7,420,000	7,439,292
Missouri State Development Finance Board Solid Waste Disposal Revenue, Procter and Gamble Paper Product, 5.20%,
3/15/29	3,000,000	3,082,020
Missouri State Environmental Improvement and Energy Resources Authority PCR, Sl. Joseph Light and Power Co. Project,
Refunding, AMBAC Insured, 5.85%, 2/01113	2,100,000	2,107,350
Missouri State Environmental Improvement and Energy Resources Authority Water PCR,
State Revolving Fund, Series A, 6.55%, 7/01/14	560,000	562,184
State Revolving Fund, Series A, 5.75%, 1/01/16	120,000	120,402
State Revolving Fund, Series B, 7.125%, 12/01/10	65,000	65,000
State Revolving Fund, Series B, 5.80%, 1/01/15	100,000	100,335
State Revolving Fund, Series B, 7.20%, 7/01/16	675,000	678,017
State Revolving Fund, Series B, AGMC Insured, 6.05%, 7/01/16	475,000	476,682
State Revolving Funds, Refunding, Series A, 5.00%, 1/01/22	10,000,000	11,527,300
State Revolving Funds, Refunding, Series A, 5.00%, 1/01/23	14,000,000	16,042,600
State Revolving Funds, Refunding, Series A, 5.00%, 1/01/24	7,890,000	8,961,068
State Revolving Funds, Series B, 5.50%, 7/01/21	60,000	60,101
Missouri State Environmental Improvement and Energy Resources Authority Water Pollution Control and Drinking Water
Revenue, State Revolving Funds Programs, Series A, 5.75%, 1/01/29	2,500,000	2,885,150
Missouri State GO,
State Water Pollution Control, Series A, Pre-Refunded, 5.00%, 6/01/26	3,785,000	3,872,623
Stormwater Control, Series A, Pre-Refunded, 5.00%, 6/01/26	1,895,000	1,938,869
Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
The Washington University, Refunding, Series B, 5.00%, 3/01/30	14,000,000	14,049,000
The Washington University, Series A, 5.00%, 1/15/37	10,880,000	11,226,202
The Washington University, Series A, 5.00%, 11/15/37	9,150,000	9,172,051
The Washington University, Series A, 5.375%, 3/15/39	16,825,000	18,020,584
Webster University, NATL Insured, 5.30%, 4/01/27	8,000,000	8,005,520
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
CoxHealth, 5.50%, 11/15/39	14,325,000	14,283,314
Freeman Health Systems Project, 5.25%, 2/15/28	2,750,000	2,621,025
Improvement, Jefferson Memorial Hospital, Refunding, Radian Insured, 5.00%, 8/15/21	4,585,000	4,502,699
Improvement, Jefferson Memorial Hospital, Refunding, Radian Insured, 5.25%, 8/15/28	4,900,000	4,547,445
Lake Regional Health System, Refunding, 5.00%, 2/15/24	4,000,000	4,020,200
Lake Regional Health Systems Project, 5.60%, 2/15/25	1,250,000	1,266,300
Lake Regional Health Systems Project, 5.70%, 2/15/34	2,750,000	2,773,705
SSM Health Care, Series B, 5.00%, 6/01/30	16,150,000	15,795,830
SSM Health Care, Series B, 5.00%, 6/01/34	7,000,000	6,765,290
Sl. Luke's Episcopal, 5.00%, 12/01/34	7,500,000	6,889,950
Sl. Luke's Episcopal, Presbyterian Hospital, AGMC Insured, 5.25%, 12/01/26	8,500,000	8,267,015
Sl. Luke's Health System, Series A, AGMC Insured, 5.50%, 11/15/35	10,000,000	10,232,200
Sl. Luke's Health System, Series B, AGMC Insured, 5.50%, 11/15/35	6,725,000	6,881,155
Missouri State Health and Educational Facilities Authority Revenue,
Children's Mercy Hospital, 5.625%, 5/15/39	7,500,000	7,613,025
Educational Facilities, Washington University, Series A, 5.00%, 2/15/33	15,125,000	15,465,312
Senior Living Facilities, Lutheran Senior, 5.375%, 2/01/35	2,520,000	2,362,878
Senior Living Facilities, Lutheran Senior Services Projects, 5.50%, 2/01/42	6,485,000	6,064,188
Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%, 2/01/22	3,400,000	3,403,570

Franklin Tax-Free Trust
Statement of Investments, November 30, 2010 (unaudited) (continued)

Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%, 2/01/27	2,700,000	2,617,596
Senior Living Facilities, Lutheran Senior Services, Series A, 5.00%, 2/01/25	1,500,000	1,467,150
Senior Living Facilities, Lutheran Senior Services, Series A, 5.375%, 2/01/35	4,655,000	4,359,082
SSM Health Care, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 6/01/28	16,385,000	16,939,796
Missouri State Highways and Transit Commission State Road Revenue,
5.00%, 5/01/20	6,875,000	7,984,556
5.00%, 5/01/21	5,000,000	5,742,400
first lien, Series B, 5.00%, 5/01/24	11,005,000	11,976,081
Series A, 5.00%, 5/01/24	1,150,000	1,284,481
Missouri State Housing Development Commission SFMR, Homeownership Loan Program,
Series A-1, GNMA Secured, 4.75%, 9/01/32	1,080,000	1,057,075
Series B, GNMA Secured, 6.45%, 9/01/27	150,000	150,072
Series C, GNMA Secured, 5.00%, 3/01/32	1,180,000	1,209,913
Series C-1, GNMA Secured, 5.90%, 9/01/25	690,000	691,118
Series C-1, GNMA Secured, 5.95%, 3/01/28	490,000	490,270
Series 0, GNMA Secured, 4.70%, 3/01/35	3,970,000	3,896,476
Monarch-Chesterfield Levee District Revenue, NATL Insured, 5.75%, 3/01/19	1,920,000	1,938,374
North Kansas City Hospital Revenue, North Kansas City Hospital, Series A, AGMC Insured,
5.00%, 11/15/20	1,000,000	1,029,790
5.00%, 11/15/21	1,000,000	1,026,140
5.00%, 11/15/22	1,000,000	1,023,630
5.00%, 11/15/28	1,965,000	1,981,545
5.125%, 11/15/33	2,755,000	2,759,022
Pettis County School District 200 Sedalia Lease COP, Missouri State Assn. of Rural Education, Assured Guaranty, 5.00%,
3/01/27	6,690,000	7,078,756
Pulaski County IDA, MFHR, Sl. Robert Project, Series A, GNMA Secured, 6.00%, 8/20/39	1,600,000	1,608,032
Riverside IDA, lOR, Riverside Horizons Project, Series A, ACA Insured, 5.00%,
5/01/20	1,500,000	1,527,930
5/01/27	2,000,000	1,911,440
Riverside-Quindaro Bend Levee District of Platte County Levee Improvement Revenue, L-385 Project, Refunding, Radian
Insured, 5.00%, 3/01/27	5,000,000	4,677,200
Springfield Missouri IDAR, Bethesda Living Centers, Refunding, Series A,
5.625%, 8/15/18	2,735,000	2,625,053
5.70%, 8/15/28	5,250,000	4,345,058
Springfield Public Building Corp. Leasehold Revenue,
Capital Improvement Program, AMBAC Insured, 5.00%, 3/01/24	2,600,000	2,736,864
Springfield Branson Airport, Series A, AMBAC Insured, 5.00%, 7/01/36	5,000,000	5,043,350
Springfield Public Utility Revenue, NATL RE, FGIC Insured, 4.75%, 8/01/34	3,000,000	2,949,570
Springfield School District No. R-12 GO, Missouri Direct Deposit Program, AGMC Insured, 5.00%, 3/01/26	5,000,000	5,383,550
Sl. Charles County Public Water Supply District No.2, COP, Missouri Project, Series A, NATL Insured, 5.25%, 12/01/28	1,000,000	1,010,120
Sl. Joseph IDA Special Obligation Revenue, Sewer System Improvements Project, 5.00%, 4/01/27	2,655,000	2,659,089
Sl. Louis Airport Revenue,
Airport Development Program, Series A, NATL Insured, Pre-Refunded, 5.25%, 7/01/31	18,000,000	18,507,600
Lambert, Refunding, Series B, AGMC Insured, 5.00%, 7/01/25	9,420,000	9,445,811
Lambert, Sl. Louis International Airport, Refunding, NATL Insured, 5.50%, 7/01/29	13,320,000	13,121,399
Lambert, Sl. Louis International Airport, Refunding, Series A, AGMC Insured, 5.00%, 7/01/23	14,615,000	15,504,615
Lambert, Sl. Louis International Airport, Series A-1, 6.125%, 7/01/24	2,000,000	2,116,680
Lambert, Sl. Louis International Airport, Series A-1, 6.625%, 7/01/34	5,000,000	5,334,500
Sl. Louis County IDA, MFHR, Lucas Hunt Village Project, GNMA Secured, 5.20%, 9/20/31	1,095,000	1,095,898
Sl. Louis County IDA Health Facilities Revenue, Mary Queen Healthcare, GNMA Secured, 5.375%, 9/20/31	3,310,000	3,342,107
Sl. Louis County IDAR, Bethesda Living Centers, Series B, 5.85%, 8/15/28	1,500,000	1,263,330
Sl. Louis Municipal Finance Corp. Leasehold Revenue,
Carnahan Courthouse, Series A, FGIC Insured, Pre-Refunded, 5.125%, 2/15/27	4,750,000	5,004,220
Convention Center Capital Improvement, Series B, Assured Guaranty, 5.375%, 7/15/38	22,725,000	23,394,478
Sl. Louis Municipal Finance Corp. Recreation Sales Tax Leasehold Revenue, AMBAC Insured, 5.00%,
2/15/32	8,075,000	7,531,391
2/15/37	7,800,000	6,975,696
Taney County IDA Hospital Revenue, The Skaggs Community Hospital Assn., Refunding,
5.30%, 5/15/18	3,000,000	2,851,020
5.40%, 5/15/28	1,500,000	1,252,335
Taney County Reorganized School District GO, No. R-V Hollister, AGMC Insured, Pre-Refunded, 5.00%, 3/01/20	1,300,000	1,423,942
University of Missouri Revenues, System Facilities, Refunding, Series B, 5.00%, 11/01/27	7,865,000	7,945,616
West Plains IDA Hospital Revenue, Ozarks Medical Center, Refunding,
5.50%, 11/15/12	440,000	441,241

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
5.60%, 11/15/17	1,700,000	1,655,086
5.65%, 11/15/22	1,500,000	1,377,600
		907,905,627
U.S. Territories 17.8%
Puerto Rico 17.4%
Puerto Rico Commonwealth GO, Public Improvement, Series A,
5.375%, 7/01/28	1,975,000	2,010,313
5.125%,7/01/31	5,000,000	5,076,750
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y, Pre-Refunded, 5.50%,
7/01/36	9,500,000	11,542,975
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
Refunding, Series N, Assured Guaranty, 5.50%, 7/01/26	8,410,000	9,176,151
Refunding, Series N, FGIC Insured, 5.25%, 7/01/39	4,970,000	4,777,959
Series D, Pre-Refunded, 5.375%, 7/01/36	2,500,000	2,680,600
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series CCC, 5.00%, 7/01/28	4,000,000	4,005,880
Series CCC, 5.25%, 7/01/28	8,000,000	8,162,640
Series II, Pre-Refunded, 5.25%, 7/01/31	10,000,000	10,834,800
Series WW, 5.50%, 7/01/38	5,730,000	5,796,926
Series XX, 5.25%, 7/01/40	33,750,000	33,348,713
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial
Revenue, Guaynabo Municipal Government, 5.625%, 7/01/22	2,500,000	2,502,575
Puerto Rico PBA Guaranteed Revenue, Government Facilities,
Refunding, Series D, 5.375%, 7/01/33	2,150,000	2,155,203
Series D, Pre-Refunded, 5.375%, 7/01/33	5,885,000	6,310,133
Series I, 5.00%, 7/01/36	14,450,000	13,519,998
Series I, Pre-Refunded, 5.375%, 7/01/34	10,000,000	11,427,500
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,
Refunding, Series C, 5.375%, 8/01/36	6,900,000	6,969,414
Series A, 5.25%, 8/01/27	5,000,000	5,154,000
Series A, 5.50%, 8/01/37	9,000,000	9,161,280
Series A, 5.375%, 8/01/39	2,000,000	2,014,960
Series A, 6.00%, 8/01/42	6,330,000	6,669,984
Series B, 6.375%, 8/01/39	10,000,000	10,795,700
Series C, 5.50%, 8/01/40	15,000,000	15,257,400
Series C, 5.25%, 8/01/41	7,500,000	7,409,325
		196,761,179
u.s. Virgin Islands 0.4%
Virgin Islands PFAR,
Matching Fund Loan Note, senior lien, Series A, 5.00%, 10/01/29	2,500,000	2,460,875
senior lien, Capital Projects, Series A-1, 5.00%,10/01/39	2,500,000	2,364,950
		4,825,825
Total U.S. Territories		201,587,004
Total Municipal Bonds before Short Term Investments (Cost $1,102,081,119)		1,109,492,631

Short Term Investments 0.5%
Municipal Bonds 0.5%
Missouri 0.5%
'Missouri Development Finance Board Cultural Facilities Revenue, The Nelson Gallery Foundation, Refunding, Series A,
Daily VRDN and Put, 0.27%, 12/01/37	500,000	500,000
'Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
St. Louis University, Refunding, Series A-2, Daily VRDN and Put, 0.26%, 10/01/35	900,000	900,000
St. Louis University, Refunding, Series B-1, Daily VRDN and Put, 0.27%,10/01/35	900,000	900,000
St. Louis University, Series A, Daily VRDN and Put, 0.27%, 10/01/16	200,000	200,000
The Washington University, Series B, Daily VRDN and Put, 0.26%, 2/15/33	2,685,000	2,685,000
'Missouri State Health and Educational Facilities Authority Health Facilities Revenue, Sisters Mercy Health, Refunding, Series
A, Daily VRDN and Put, 0.27%, 6/01/16	900,000	900,000
Total Short Term Investments (Cost $6,085,000)		6,085,000

Franklin Tax-Free Trust
Statement of Investments, November 30, 2010 (unaudited) (continued)

Total Investments (Cost $1,108,166,119) 98.5%	1,115,577,631
other Assets, less Liabilities 1.5%	16,570,600
Net Assets 100.0%	$1,132,148,231

'Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

ACA	- American Capital Access Holdings Inc.
AGMC	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
COP	- Certificate of Participation
FGIC	- Financial Guaranty Insurance Co.
FICO	- Financing Corp.
GNMA	- Government National Mortgage Association
GO	- General Obligation
IDA	- Industrial Development Authority/Agency
IOAR	- Industrial Development Authority Revenue
lOR	- Industrial Development Revenue
MFHR	- Multi-Family Housing Revenue
NATL	- National Public Financial Guarantee Corp.
NATL RE	- National Public Financial Guarantee Corp. Reinsured
PBA	- Public Building Authority
PCR	- Pollution Control Revenue
PFAR	- Public Financing Authority Revenue
SFMR	- Single Family Mortgage Revenue

Franklin Tax-Free Trust
Statement of Investments, November 30, 2010 (unaudited)

Franklin New Jersey Tax-Free Income Fund
Municipal Bonds 97.9%
Delaware 0.6%
Delaware River and Bay Authority Revenue, NATL Insured, 5.00%, 1/01/27	$10,000,000	$10,137,400

New Jersey 67.0%
Atlantic County Improvement Authority Luxury Tax Revenue, Convention Center Project, NATL Insured, ETM, 7.40%,
7/01/16	9,500,000	11,103,125
Bergen County Improvement Authority School District Revenue GO, Wyckoff Township Board of Education Project, 5.00%,
4/01/32	3,400,000	3,514,580
Bergen County Utilities Authority Water PCR, System, AMBAC Insured, 5.00%, 12/15/31	3,000,000	3,072,270
Berhards Township School District GO, NATL Insured,
5.00%,7/15/30	1,680,000	1,742,227
Pre-Refunded, 5.00%, 7/15/30	8,358,000	9,706,647
Cape May County Industrial PCFA Revenue, Atlantic City Electric Co., Refunding, Series A, NATL Insured, 6.80%, 3/01/21	5,400,000	6,548,634
Cumberland County Improvement Authority Solid Waste System Revenue, Series A, 5.00%, 1/01/30	3,150,000	3,195,864
Egg Harbor Township School District GO, NATL Insured, Pre-Refunded, 5.00%,
4/01/29	3,195,000	3,699,618
4/01/30	3,027,000	3,505,084
Higher Education Student Assistance Authority Student Loan Revenue, Series A, NATL Insured, 6.15%, 6/01/19	1,150,000	1,156,820
Hoboken GO, Parking Utility, Series A, FGIC Insured, 5.00%, 1/01/23	4,315,000	4,310,944
Hoboken Parking Authority Parking Revenue, AMBAC Insured, Pre-Refunded, 5.30%, 5/01/27	3,600,000	3,742,416
Hudson County Improvement Authority Lease Revenue, County Secured, County Services Building Project, AGMC Insured,
5.00%, 4/01/32	3,895,000	4,059,759
Hudson County Improvement Authority Parking Revenue, County-Guaranteed, Harrison Parking Facility Redevelopment
Project, Series C, Assured Guaranty, 5.125%, 1/01/34	2,000,000	2,076,940
Hudson County Improvement Authority Solid Waste Systems Revenue, Koppers Site Project, Series A, 6.125%, 1/01/29	6,510,000	4,962,052
Middlesex County COP, NATL Insured,
5.00%,8/01/31	3,250,000	3,265,113
zero cpn., 6/15/24	1,000,000	497,230
Middlesex County Improvement Authority Lease Revenue, County Guaranteed, Regional Educational Services Commission,
5.25%, 12/15/33	3,000,000	3,210,750
Middlesex County Improvement Authority Revenue, Administration Building Residential Project, FNMA Insured,
5.25%, 7/01/21	750,000	753,780
5.35%, 7/01/34	1,575,000	1,554,163
Morristown Parking Authority Parking Revenue, NATL Insured, 5.00%,
8/01/30	1,815,000	1,889,941
8/01/33	2,630,000	2,713,976
Mount Olive Township Board of Education GO, NATL Insured, Pre-Refunded, 5.00%, 7/15/29	7,875,000	8,966,948
New Jersey EDA Lease Revenue, International Center for Public Health Project, University of Medicine and Dentistry,
AMBAC Insured, 6.00%, 6/01/32	5,000,000	5,001,850
New Jersey EDA Revenue,
Cigarette Tax, 5.50%, 6/15/24	5,000,000	4,827,850
Cigarette Tax, 5.75%, 6/15/34	5,000,000	4,693,850
Montclair State University, Provident Group, Montclair Properties LLC, Series A, 5.875%, 6/01/42	16,000,000	16,273,440
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/27	5,000,000	5,113,100
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/29	12,500,000	12,704,000
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/34	10,000,000	9,849,800
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	16,240,000	16,434,393
School Facilities Construction, Refunding, Series K, NATL RE, FGIC Insured, 5.25%, 12/15/21	10,000,000	11,125,000
School Facilities Construction, Refunding, Series N-1, NATL RE, FGIC Insured, 5.50%, 9/01/27	8,660,000	9,330,717
School Facilities Construction, Series C, NATL Insured, 4.75%, 6/15/25	16,500,000	16,572,270
School Facilities Construction, Series CC-2, 5.00%, 12/15/32	7,280,000	7,395,752
School Facilities Construction, Series L, AGMC Insured, 5.00%, 3/01/30	10,500,000	10,696,035
School Facilities Construction, Series 0, 5.125%, 3/01/28	5,000,000	5,150,300
School Facilities Construction, Series U, AGMC Insured, 5.00%, 9/01/32	2,000,000	2,031,880
School Facilities Construction, Series U, AMBAC Insured, 5.00%, 9/01/37	5,000,000	5,076,900
School Facilities Construction, Series Y, 5.00%, 9/01/33	6,000,000	6,107,520
School Facilities Construction, Series Z, Assured Guaranty, 5.50%, 12/15/34	3,000,000	3,210,750
New Jersey EDA State Lease Revenue, Liberty State Park Lease Rental, Refunding, AMBAC Insured, 5.75%, 3/15/20	4,605,000	4,619,874
New Jersey EDA Water Facilities Revenue,
Hackensack Water Co. Project, Refunding, Series A, NATL Insured, 5.80%, 3/01/24	1,000,000	1,003,150
New Jersey American Water Co., Refunding, Series A, 5.70%, 10/01/39	10,000,000	9,943,000
New Jersey American Water Co., Refunding, Series B, 5.00%, 10/01/39	8,750,000	8,631,000

	Quarterly Statement of Investments See Notes to Statements ofInvestments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
New Jersey Health Care Facilities Financing Authority Revenue,
Atlantic City Medical Center, Pre-Refunded, 5.75%, 7/01/25	2,170,000	2,343,079
Atlantic City Medical Center, Refunding, 5.75%, 7/01/25	2,830,000	2,876,723
Atlantic Health System Hospital Corp., Series A, 5.00%, 7/01/27	8,000,000	8,095,280
Atlanticare Regional Medical Center, 5.00%, 7/01/25	4,605,000	4,695,258
Atlanticare Regional Medical Center, Refunding, 5.00%, 7/01/37	19,490,000	19,013,275
Burdette Tomlin Memorial Hospital, 5.50%, 7/01/29	5,725,000	5,725,515
Englewood Hospital, NATL Insured, 5.00%, 8/01/31	9,275,000	9,351,890
Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/31	5,000,000	5,082,450
Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/36	5,000,000	5,055,700
Holy Name Hospital, 5.00%, 7/01/36	5,000,000	4,439,500
Hunterdon Medical Center, Series A, 5.125%, 7/01/35	2,000,000	1,886,640
Jersey City Medical Center, AMBAC Insured, 5.00%, 8/01/31	4,465,000	4,470,179
Meridian Health System Obligated Group Issue, AGMC Insured, 5.25%, 7/01/29	20,000,000	18,661,200
Meridian Health System Obligated Group Issue, Refunding, AGMC Insured, 5.375%, 7/01/24	6,500,000	6,504,745
Meridian Health System Obligated Group Issue, Tranche I, Assured Guaranty, 5.00%, 7/01/38	9,990,000	9,930,360
Meridian Health System Obligated Group Issue, Tranche II, Assured Guaranty, 5.00%, 7/01/38	13,975,000	13,891,569
Somerset Medical Center, 5.75%, 7/01/28	11,000,000	9,691,770
South Jersey Hospital, 5.00%, 7/01/36	10,000,000	9,490,900
South Jersey Hospital, 5.00%, 7/01/46	27,200,000	25,124,640
South Jersey Hospital, Pre-Refunded, 5.875%, 7/01/21	10,000,000	10,817,100
South Jersey Hospital, Pre-Refunded, 6.00%, 7/01/32	18,600,000	20,156,262
Southern Ocean County Hospital, AGMC Insured, 5.00%, 7/01/27	2,000,000	1,986,560
Sl. Barnabas Health Care System, Series A, 5.00%, 7/01/29	12,000,000	10,119,720
Sl. Mary's Hospital, ETM, 5.875%, 7/01112	1,045,000	1,098,515
Sl. Mary's Hospital Passaic, Series 1, 5.00%, 3/01/26	3,355,000	3,436,023
Sl. Mary's Hospital Passaic, Series 1, 5.00%, 3/01/27	3,345,000	3,394,907
Sl. Peter's University Hospital, Refunding, Series A, 6.875%, 7/01/30	1,500,000	1,503,570
Virtua Health, Assured Guaranty, 5.50%, 7/01/38	10,000,000	10,530,200
New Jersey Health Care Facilities Financing Authority State Contract Revenue, Hospital Asset Transformation Program,
Series A,
5.75%, 10/01/31	10,000,000	10,743,300
5.25%, 10/01/38	15,000,000	15,161,850
New Jersey State COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/29	1,000,000	1,043,280
New Jersey State Educational Facilities Authority Revenue,
College of New Jersey, Refunding, Series D, AGMC Insured, 5.00%, 7/01/28	5,940,000	6,171,244
College of New Jersey, Refunding, Series D, AGMC Insured, 5.00%, 7/01/35	11,000,000	11,131,010
Kean University, Refunding, Series A, 5.50%, 9/01/36	6,500,000	6,797,700
Kean University, Series B, NATL Insured, Pre-Refunded, 5.00%, 7/01/30	5,240,000	6,180,842
Kean University, Series D, FGIC Insured, Pre-Refunded, 5.00%, 7/01/33	10,000,000	11,007,300
Kean University, Series D, NATL RE, FGIC Insured, 5.00%, 7/01/39	9,695,000	9,592,718
Montclair State University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/31	15,000,000	15,064,650
Montclair State University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36	20,000,000	19,856,400
Montclair State University, Series J, 5.25%, 7/01/38	2,000,000	2,027,360
New Jersey Institute of Technology, Refunding, Series H, 5.00%, 7/01/31	4,000,000	4,054,560
Princeton University, Refunding, Series A, 5.00%, 7/01/30	5,000,000	5,226,250
Princeton University, Refunding, Series E, 5.00%, 7/01/33	5,000,000	5,322,200
Princeton University, Series B, 5.00%, 7/01/34	4,000,000	4,222,480
Princeton University, Series D, Pre-Refunded, 5.00%, 7/01/29	1,000,000	1,137,200
Ramapo College of New Jersey, Series D, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/25	1,000,000	1,025,570
Ramapo College of New Jersey, Series D, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/31	1,500,000	1,538,355
Ramapo College of New Jersey, Series D, NATL Insured, Pre-Refunded, 5.00%, 7/01/36	6,745,000	7,897,181
Refunding, Series D, 5.00%, 7/01/27	1,325,000	1,339,005
Refunding, Series D, 5.00%, 7/01/33	1,000,000	980,070
Richard Stockton College, Refunding, Series A, 5.375%, 7/01/38	5,000,000	5,120,000
Richard Stockton College, Refunding, Series F, AMBAC Insured, 5.00%, 7/01/28	2,370,000	2,405,716
Rowan University, Refunding, Series C, NATL RE, FGIC Insured, 5.00%, 7/01/31	1,505,000	1,526,130
Rowan University, Refunding, Series D, AMBAC Insured, 5.00%, 7/01/24	1,755,000	1,855,526
Rowan University, Series C, FGIC Insured, Pre-Refunded, 5.00%, 7/01/31	495,000	513,181
Rowan University, Series K, FGIC Insured, Pre-Refunded, 5.00%, 7/01/27	1,000,000	1,067,180
Seton Hall University, Refunding, Series E, 6.25%, 7/01/37	5,000,000	5,560,350
Seton Hall University Project, Series G, AMBAC Insured, 5.00%, 7/01/26	1,870,000	1,878,284
Stevens Institute of Technology, Refunding, Series A, 5.00%, 7/01/34	4,750,000	4,634,148
Stevens Institute of Technology, Refunding, Series 1,5.00%,7/01/18	590,000	590,702
Stevens Institute of Technology, Refunding, Series 1,5.00%,7/01/28	865,000	865,138
Stevens Institute of Technology, Series I, ETM, 5.00%, 7/01/18	510,000	511,484

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Stevens Institute ofTechnology, Series I, ETM, 5.00%, 7/01/28	710,000	710,937
William Paterson University, Series C, Assured Guaranty, 5.00%, 7/01/38	5,500,000	5,523,870
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1A, 5.00%, 12/01/25	4,150,000	4,213,080
Refunding, Series 1A, 5.00%, 12/01/26	2,000,000	2,015,840
Refunding, Series 1A, 5.125%, 12/01/27	5,000,000	5,070,150
Refunding, Series 1A, 5.25%, 12/01/28	5,000,000	5,100,550
Series 2, 5.00%, 12/01/26	4,125,000	4,170,293
Series 2, 5.00%, 12/01/27	3,000,000	3,016,410
Series 2, 5.00%, 12/01/28	2,955,000	2,961,915
Series 2, 5.00%, 12/01/30	1,500,000	1,496,235
Series 2, 5.00%, 12/01/36	1,000,000	991,370
Series A, 5.625%, 6/01/30	14,500,000	15,070,140
Series A, Assured Guaranty, 6.125%, 6/01/30	10,000,000	10,511,100
New Jersey State Housing and Mortgage Finance Agency MFHR,
Series A1, AGMC Insured, 6.35%, 11/01/31	2,000,000	2,001,200
Series B, AGMC Insured, 6.25%, 11/01/26	970,000	970,931
Series D, AGMC Insured, 5.50%, 5/01/22	675,000	680,373
Series E1, AGMC Insured, 5.70%, 5/01/20	2,595,000	2,598,010
Series E1, AGMC Insured, 5.75%, 5/01/25	1,165,000	1,166,177
Series I, 5.75%, 11/01/38	3,140,000	3,201,607
New Jersey State Housing and Mortgage Finance Agency Revenue,
Home Buyer, Series CC, NATL Insured, 5.875%, 10/01/31	805,000	805,435
Series AA, 6.50%, 10/01/38	7,285,000	7,521,690
New Jersey State Transportation Trust Fund Authority Revenue,
Capital Appreciation, Transportation System, Series A, zero cpn., 12/15/29	5,000,000	1,680,950
Capital Appreciation, Transportation System, Series C, AGMC Insured, zero cpn., 12/15/33	10,000,000	2,408,000
Transportation System, Series A, 6.00%, 12/15/38	16,110,000	17,953,467
Transportation System, Series A, AGMC Insured, 5.00%, 12/15/34	15,000,000	15,221,700
Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/34	10,000,000	10,147,800
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	8,890,000	11,275,098
Transportation System, Series A, zero cpn., 12/15/32	10,000,000	2,666,500
Transportation System, Series B, AMBAC Insured, Refunding, 5.25%, 12/15/23	15,000,000	16,316,400
Transportation System, Series B, NATL Insured, Pre-Refunded, 5.00%, 12/15/21	10,000,000	10,474,900
Transportation System, Series D, 5.00%, 12/15/24	10,000,000	10,558,600
New Jersey State Turnpike Authority Turnpike Revenue,
Growth and Income Securities, Series B, AMBAC Insured, zero cpn. to 1/01/15, 5.15% thereafter, 1/01/35	7,500,000	6,138,525
Refunding, Series I, 5.00%, 1/01/35	5,000,000	5,120,750
Series A, AMBAC Insured, 5.00%, 1/01/30	13,500,000	13,770,675
Series E, 5.25%, 1/01/40	21,920,000	22,931,608
Series H, 5.00%, 1/01/36	14,000,000	14,110,460
Newark Housing Authority Port Authority Revenue, Newark Marine Terminal, NATL Insured, Pre-Refunded,
5.00%, 1/01/26	3,245,000	3,637,418
5.50%, 1/01/27	3,240,000	3,680,802
5.50%, 1/01/28	2,000,000	2,272,100
5.00%, 1/01/34	25,000,000	28,023,250
North Hudson Sewer Authority New Jersey Sewer Revenue, Series C, NATL Insured, 5.00%,
8/01/22	1,000,000	1,010,650
8/01/31	1,000,000	1,002,770
Ocean County Board of Education GO, Cape May, FGIC Insured, Pre-Refunded, 5.00%,
4/01/21	2,155,000	2,188,359
4/01/22	2,142,000	2,175,158
Passaic County Improvement Authority Parking Facilities Revenue,
200 Hospital Plaza Corp. Project, 5.00%, 5/01/42	3,200,000	3,346,528
Paterson Parking Deck Project, Series A, AGMC Insured, 5.00%, 4/15/35	1,375,000	1,404,095
Passaic Valley Sewer Commissioners GO, Sewer System, Refunding, Series E, AMBAC Insured, 5.75%, 12/01/22	8,925,000	8,951,329
Rutgers State University COP, AMBAC Insured, 5.00%, 1/01/34	1,000,000	1,015,330
Rutgers State University Revenue, Series F, 5.00%, 5/01/39	35,000,000	36,113,700
Salem County PCFA, PCR, Atlantic City Electric, Refunding, Series A, 4.875%, 6/01/29	5,000,000	5,020,000
South Jersey Transportation Authority Transportation System Revenue, AMBAC Insured, 5.00%, 11/01/29	12,000,000	12,091,080
Sussex County Municipal Utilities Authority Wastewater Facilities Revenue, Capital Appreciation, Series B, AGMC Insured,
zero cpn.,
12/01/35	2,815,000	679,231
12/01/36	2,810,000	638,910
12/01/37	2,815,000	603,001
12/01/38	2,810,000	567,002

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Tobacco Settlement FICO Revenue, Asset-Backed, Pre-Refunded, 6.00%, 6/01/37	13,000,000	14,051,050
Union County Utilities Authority Solid Waste Revenue, Ogden Martin, Refunding, Series A, AMBAC Insured, 5.35%, 6/01/23	2,160,000	2,134,836
University of Medicine and Dentistry COP,
AMBAC Insured, 5.00%, 4/15/32	2,000,000	1,904,040
NATL Insured, 5.00%, 6/15/36	15,500,000	14,068,730
Series A, NATL Insured, 5.00%, 9/01/22	1,700,000	1,735,700
University of Medicine and Dentistry Revenue, Series A, AMBAC Insured, 5.00%,
12/01/24	2,500,000	2,521,200
12/01/31	28,395,000	27,047,373
Upper Freehold Regional School District GO, NATL Insured, Pre-Refunded, 5.00%, 2/15/35	8,730,000	10,350,463
Woodbridge Township GO, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 7/15/24	1,220,000	1,254,831
		1,098,524,888
New York 7.2%
Port Authority of New York and New Jersey Revenue, Consolidated,
One Hundred Fifty-Third Series, Refunding, 5.00%, 7/15/38	8,850,000	9,063,462
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/34	10,000,000	10,250,900
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/37	5,000,000	5,110,950
One Hundred Forty-Fourth Series, 5.00%, 10/01/29	5,000,000	5,254,700
One Hundred Forty-Ninth Series, 5.00%, 11/15/31	10,000,000	10,373,900
One Hundred Sixtieth Series, Refunding, 5.00%, 9/15/36	35,000,000	35,999,950
One Hundred Sixty-First Series, 5.00%, 10/15/33	10,000,000	10,361,700
One Hundred Twenty-Fifth Series, AGMC Insured, 5.00%, 4/15/32	23,950,000	24,350,205
Port Authority of New York and New Jersey Special Obligation Revenue, John F. Kennedy International Air Terminal, NATL
Insured, 5.75%, 12/01/22	8,000,000	7,999,680
		118,765,447
Pennsylvania 1.2%
Delaware River Joint Toll Bridge Commission Bridge Revenue, Series A, NATL Insured, 5.00%, 7/01/35	5,000,000	5,033,200
Delaware River Port Authority Revenue, Series E, 5.00%, 1/01/35	14,000,000	14,182,980
		19,216,180
u.s. Territories 21.9%
Puerto Rico 21.6%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/44	4,100,000	4,205,001
Puerto Rico Commonwealth GO, Public Improvement,
AGMC Insured, Pre-Refunded, 5.125%, 7/01/30	12,000,000	12,334,680
Refunding, AGMC Insured, 5.125%, 7/01/30	8,350,000	8,432,915
Refunding, Series A-4, AGMC Insured, 5.00%, 7/01/31	7,000,000	6,981,870
Series A, 5.00%, 7/01/29	10,000,000	9,999,600
Series B, 5.00%, 7/01/35	1,825,000	1,762,329
Series B, Pre-Refunded, 5.00%, 7/01/35	3,175,000	3,763,708
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Refunding, Series CC, AGMC
Insured, 5.25%, 7/01/34	5,000,000	5,081,300
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
Refunding, Series N, NATL Insured, 5.25%, 7/01/32	10,000,000	9,649,200
Series D, Pre-Refunded, 5.375%, 7/01/36	5,000,000	5,361,200
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
5.00%, 7/01/46	14,200,000	13,412,326
Series B, 5.00%, 7/01/37	8,000,000	7,583,200
Puerto Rico Electric Power Authority Power Revenue,
Series II, Pre-Refunded, 5.25%, 7/01/31	13,000,000	14,085,240
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	30,000,000	35,019,000
Series n, 5.00%, 7/01/32	30,000,000	29,340,300
Series n, 5.00%, 7/01/37	17,925,000	17,410,911
Series WW, 5.50%, 7/01/38	16,620,000	16,814,122
Series XX, 5.25%, 7/01/40	17,000,000	16,797,870
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Educational
Facilities Revenue, University Plaza Project, Series A, NATL Insured, 5.00%, 7/01/33	1,000,000	928,430
Puerto Rico PBA Guaranteed Revenue, Government Facilities,
Refunding, Series D, 5.375%, 7/01/33	6,830,000	6,846,529
Refunding, Series N, 5.00%, 7/01/32	20,000,000	18,554,200
Series D, Pre-Refunded, 5.375%, 7/01/33	18,170,000	19,482,601
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series A, NATL Insured, Pre-Refunded, 5.00%,
8/01/29	5,000,000	5,146,950
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,
Series A, 5.75%, 8/01/37	10,000,000	10,343,600
Series A, 5.375%, 8/01/39	4,000,000	4,029,920

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Series A, 5.50%, 8/01/42	17,000,000	17,267,580
Series A, 6.00%, 8/01/42	32,000,000	33,718,720
Series C, 5.50%, 8/01/40	20,000,000	20,343,200
		354,696,502
u.s. Virgin Islands 0.3%
Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	5,000,000	4,802,350

Total U.S. Territories		359,498,852
Total Municipal Bonds before Short Term Investments (Cost $1,579,860,446)		1,606,142,767

Short Term Investments 0.3%
Municipal Bonds 0.3%
New Jersey 0.2%
'New Jersey EDA School Revenue, School Facilities Construction, Series R, Sub Series R-1, Daily VRDN and Put, 0.26%,
9/01/31	2,900,000	2,900,000
u.s. Territories 0.1%
Puerto Rico 0.1%
'Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series S, Daily VRDN and Put, 0.22%, 7/01/32	1,400,000	1,400,000

Total Short Term Investments (Cost $4,300,000)		4,300,000
Total Investments (Cost $1,584,160,446) 98.2%		1,610,442,767
other Assets, less Liabilities 1.8%		29,446,403
Net Assets 100.0%		$1,639,889,170

'Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
COP	- Certificate of Participation
EDA	- Economic Development Authority
ETM	- Escrow to Maturity
FGIC	- Financial Guaranty Insurance Co.
FICO	- Financing Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
MFHR	- Multi-Family Housing Revenue
NATL	- National Public Financial Guarantee Corp.
NATL RE	- National Public Financial Guarantee Corp. Reinsured
PBA	- Public Building Authority
PCFA	- Pollution Control Financing Authority
PCR	- Pollution Control Revenue
PFAR	- Public Financing Authority Revenue

Franklin North Carolina Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 97.9%				
North Carolina 79.9%				
Albemarle Hospital Authority Health Care Facilities Revenue, Refunding, 5.25%, 10/01/38	$	7,600,000	$	5,933,396
Appalachian State University Revenue, Refunding, NATL Insured, 5.00%, 7/15/30		2,000,000		2,022,060
Asheville Water System Revenue,				
AGMC Insured, Pre-Refunded, 5.00%, 8/01/25		1,000,000		1,030,950
NATL Insured, 5.00%, 8/01/32		2,110,000		2,176,149
Brunswick County Enterprise System Revenue, Series A, AGMC Insured, 5.00%,				
4/01/27		1,500,000		1,543,395
4/01/28		1,750,000		1,795,150
Buncombe County COP, NATL Insured, 5.00%, 4/01/22		1,000,000		1,061,790
Buncombe County Metropolitan Sewer District Sewer System Revenue, Series A, 5.00%, 7/01/34		2,620,000		2,699,124
Cape Fear Public Utility Authority Water and Sewer System Revenue, 5.00%, 8/01/35		21,000,000		21,549,570
Cary Combined Enterprise System Revenue, Refunding, Series 2007, 5.00%, 12/01/33		5,405,000		5,661,359
Charlotte Airport Revenue,				
Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/32		20,680,000		20,805,734
Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36		13,085,000		13,099,001
Refunding, Series A, 5.50%, 7/01/34		3,765,000		3,900,916
Series A, NATL Insured, 5.00%, 7/01/29		5,000,000		5,055,250
Series A, NATL Insured, 5.00%, 7/01/34		15,130,000		15,087,787
Charlotte COP,				
Convention Facility Project, Pre-Refunded, 5.625%, 12/01/25		7,230,000		7,302,300
Governmental Facilities Projects, Series G, 5.00%, 6/01/28		3,000,000		3,070,530
Refunding, 5.00%, 6/01/33		2,500,000		2,545,325
Refunding, Series C, 5.00%, 6/01/39		6,000,000		6,070,380
Transit Projects, Phase II, Series E, 5.00%, 6/01/35		6,000,000		6,050,400
Charlotte GO, Series C, 5.00%, 7/01/27		2,010,000		2,078,059
Charlotte Storm Water Fee Revenue,				
5.00%, 6/01/35		10,000,000		10,319,500
Refunding, 5.00%, 6/01/25		1,000,000		1,045,030
Charlotte Water and Sewer System Revenue,				
5.125%, 6/01/26		6,000,000		6,144,300
5.00%, 7/01/38		6,775,000		7,069,780
Refunding, 5.00%, 7/01/34		7,030,000		7,395,138
Refunding, Series B, 5.00%, 7/01/38		15,000,000		15,792,600
Charlotte-Mecklenburg Hospital Authority Health Care System Revenue,				
Carolinas HealthCare System, Refunding, Series A, 5.00%, 1/15/31		3,865,000		3,876,015
Carolinas HealthCare System, Refunding, Series A, 5.25%, 1/15/34		4,000,000		4,133,200
Carolinas HealthCare System, Series A, AGMC Insured, 5.00%, 1/15/23		7,780,000		8,280,565
Carolinas HealthCare System, Series A, Pre-Refunded, 5.00%, 1/15/31		1,135,000		1,152,468
Refunding, 5.00%, 1/15/39		15,000,000		14,954,250
Chatham County COP, AMBAC Insured, 5.00%, 6/01/34		5,000,000		5,035,800
Columbus County Industrial Facilities and PCFA Revenue, International Paper Co. Projects, 5.70%, 5/01/34		2,500,000		2,499,850
Cumberland County Finance Corp. Installment Payment Revenue, Detention Center and Mental Health, AGMC Insured, Pre-Refunded, 5.625%, 6/01/24		5,000,000		5,131,200
Dare County COP,				
AMBAC Insured, 5.125%, 6/01/21		650,000		671,925
AMBAC Insured, 5.00%, 6/01/23		3,000,000		3,128,340
AMBAC Insured, 5.00%, 6/01/29		5,295,000		5,357,534
NATL RE, FGIC Insured, 5.00%, 6/01/23		2,655,000		2,810,238
Durham County COP, Series A, 5.00%, 6/01/31		4,000,000		4,247,200
Durham County Enterprise System Revenue, NATL Insured, 5.00%, 6/01/23		1,670,000		1,757,508
Fayetteville Public Works Commission Revenue, Fayetteville Public Works, Series B, 5.00%, 3/01/35		1,000,000		1,027,810
Gastonia Combined Utilities System Revenue, AGMC Insured, 5.00%, 5/01/25		1,000,000		1,009,840
Greensboro Enterprise System Revenue, Series A, Pre-Refunded, 5.125%,				
6/01/21		390,000		403,166
6/01/22		350,000		361,816
Greensboro HDC, Mortgage Revenue, Refunding, Series A, NATL Insured, 6.70%, 1/01/24		1,200,000		1,200,252
Greenville Utilities Commission Combined Enterprise System Revenue, Refunding, Series A, AGMC Insured, 5.00%, 11/01/33		6,000,000		6,129,480
Guilford County GO, Refunding, Series C, 5.00%, 2/01/22		5,920,000		6,826,174

Halifax County Industrial Facilities and PCFA Revenue, Champion International Corp. Project,		
5.45%, 11/01/33	4,000,000	3,506,680
Refunding, 6.45%, 11/01/29	3,900,000	3,911,310
Harnett County COP,		
AGMC Insured, 5.125%, 12/01/23	1,000,000	1,040,180
Assured Guaranty, 5.00%, 6/01/28	1,000,000	1,048,640
Assured Guaranty, 5.00%, 6/01/29	500,000	521,070
Henderson County COP, Henderson County School Project, AMBAC Insured, Pre-Refunded, 5.00%, 3/01/21	1,000,000	1,021,410
High Point Combined Enterprise System Revenue,		
AGMC Insured, 5.00%, 11/01/33	5,000,000	5,161,300
NATL RE, FGIC Insured, 5.00%, 11/01/31	11,000,000	11,242,330
Iredell County COP, Iredell County School Project, AGMC Insured,		
5.125%, 6/01/27	4,000,000	4,217,360
5.00%, 6/01/28	1,000,000	1,039,890
Johnston Memorial Hospital Authority Mortgage Revenue, AGMC Insured, 5.25%, 10/01/36	7,000,000	7,122,920
Mecklenburg County COP, Series A, 5.00%, 2/01/28	350,000	364,735
Mecklenburg County GO, Public Improvement, Series B, Pre-Refunded, 4.70%, 2/01/20	3,000,000	3,137,070
Monroe COP, Assured Guaranty, 5.50%,		
3/01/34	2,425,000	2,552,749
3/01/39	1,085,000	1,139,142
Nash Health Care System Health Care Facilities Revenue, AGMC Insured, 5.00%, 11/01/30	2,250,000	2,267,437
New Hanover County COP, New Hanover County Projects, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/22	5,000,000	5,275,750
New Hanover County Hospital Revenue, New Hanover Regional Medical Center Project, Refunding, Series B, AGMC Insured,		
5.00%, 10/01/27	3,500,000	3,522,120
5.125%, 10/01/31	8,385,000	8,446,546
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue,		
Johnson and Wales University Project, Series A, XLCA Insured, 5.00%, 4/01/33	3,000,000	2,856,390
Meredith College, AMBAC Insured, ETM, 4.875%, 6/01/24	1,000,000	1,001,060
Wake Forest University, 5.00%, 1/01/38	11,200,000	11,544,736
North Carolina Capital Facilities Finance Agency Revenue, Duke University Project,		
Refunding, Series A, 5.00%, 10/01/41	11,080,000	11,326,973
Refunding, Series A, 5.00%, 10/01/44	7,050,000	7,224,840
Refunding, Series B, 5.00%, 10/01/38	9,950,000	10,277,753
Refunding, Series B, 4.75%, 7/01/42	10,000,000	10,105,900
Series A, 5.00%, 10/01/39	3,615,000	3,710,255
Series A, Pre-Refunded, 5.25%, 7/01/42	10,000,000	10,851,600
North Carolina Eastern Municipal Power Agency Power System Revenue,		
Refunding, Series A, 6.50%, 1/01/18	3,000,000	3,609,840
Refunding, Series A, 5.00%, 1/01/24	10,000,000	10,410,500
Refunding, Series A, AMBAC Insured, 5.00%, 1/01/21	11,555,000	12,075,437
Series C, 6.75%, 1/01/24	3,500,000	4,074,630
North Carolina HFAR,		
Home Ownership, Refunding, Series 12-C, 5.35%, 7/01/33	10,000,000	10,030,700
SF, Refunding, Series DD, FHA Insured, 6.20%, 9/01/27	470,000	483,588
SFR, Series AA, 6.25%, 3/01/17	195,000	195,012
SFR, Series RR, FHA Insured, 5.85%, 9/01/28	1,095,000	1,095,438
North Carolina Medical Care Commission Health Care Facilities Revenue,		
Duke University Health System, Series A, 5.00%, 6/01/42	17,650,000	17,674,980
FirstHealth Carolinas Project, Series A, 6.125%, 10/01/39	11,315,000	11,836,735
FirstHealth Carolinas Project, Series C, 5.00%, 10/01/29	5,000,000	5,029,100
Refunding, NATL RE, FGIC Insured, 5.00%, 1/01/33	10,805,000	10,648,219
Rex Healthcare, Refunding, Series A, 5.00%, 7/01/30	5,000,000	5,003,550
Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/19	630,000	630,498
Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/29	1,220,000	1,220,024
University Health System, Refunding, Series D, 6.25%, 12/01/33	10,000,000	10,720,200
WakeMed Project, AMBAC Insured, 5.00%, 10/01/32	4,205,000	4,117,200
WakeMed Project, Series A, Assured Guaranty, 5.625%, 10/01/29	1,500,000	1,556,490
WakeMed Project, Series A, Assured Guaranty, 5.625%, 10/01/38	6,000,000	6,151,800
WakeMed Project, Series A, Assured Guaranty, 5.875%, 10/01/38	2,515,000	2,600,334
North Carolina Medical Care Commission Health System Revenue, Mission Health Combination, Refunding, AGMC Insured, 5.00%, 10/01/36	5,000,000	4,921,250
North Carolina Medical Care Commission Hospital Revenue,		
Annie Penn Memorial Hospital Project, ETM, 5.25%, 1/01/12	720,000	738,302
Annie Penn Memorial Hospital Project, Pre-Refunded, 5.375%, 1/01/22	1,920,000	2,149,939

Halifax Regional Medical Center Project, 5.00%, 8/15/24	1,800,000	1,519,668
Mission-St. Joseph's Health System Project, Refunding, NATL Insured, 5.125%, 10/01/28	1,770,000	1,774,142
North Carolina Baptist Hospital, Refunding, 5.00%, 6/01/34	10,000,000	9,918,000
Southeastern Regional Medical Center, 6.25%, 6/01/29	4,000,000	4,014,200
Southeastern Regional Medical Center, 5.375%, 6/01/32	3,500,000	3,389,505
Transylvania Community Hospital Inc. Project, Refunding, 5.75%, 10/01/19	1,090,000	1,093,237
North Carolina Medical Care Commission Revenue,		
Betsy Johnson Project, AGMC Insured, 5.125%, 10/01/32	4,500,000	4,485,015
Chatham Hospital Project, NATL Insured, 5.25%, 2/01/31	4,450,000	4,468,245
Morehead Memorial Hospital, AGMC Insured, 5.00%, 11/01/26	2,000,000	2,030,740
Novant Health Obligation Group, NATL Insured, 5.00%, 11/01/39	9,680,000	9,591,815
Rowan Regional Medical Center, AGMC Insured, 5.00%, 9/01/33	25,970,000	25,212,455
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue,		
Refunding, Series A, 5.00%, 1/01/26	2,500,000	2,578,650
Refunding, Series A, 5.00%, 1/01/30	4,670,000	4,685,224
Refunding, Series B, 5.00%, 1/01/21	5,000,000	5,401,050
Series A, NATL Insured, 5.25%, 1/01/19	5,000,000	5,169,700
Series A, NATL Insured, 5.25%, 1/01/20	1,500,000	1,547,250
North Carolina State Capital Improvement Limited Obligation Revenue,		
Annual Appropriation, Series A, 5.00%, 5/01/26	10,020,000	10,749,857
Capital Improvement, Series A, AGMC Insured, 5.00%, 5/01/22	6,595,000	7,166,391
Series A, 5.00%, 5/01/28	5,000,000	5,298,050
North Carolina State COP, Western Carolina University Housing Project, AMBAC Insured, 5.00%, 6/01/33	1,500,000	1,515,390
North Carolina State GO,		
Public Improvement, Series A, 5.00%, 5/01/23	10,000,000	11,443,700
Public Improvement, Series A, 5.00%, 5/01/24	23,370,000	26,480,080
Public Improvement, Series A, 4.50%, 3/01/26	4,855,000	5,105,518
Refunding, Series B, 5.00%, 6/01/19	5,000,000	5,955,500
North Carolina State Ports Authority Port Facilities Revenue, senior lien, Refunding, Series A, 5.25%, 2/01/40	6,000,000	6,095,520
North Carolina Turnpike Authority Triangle Expressway System Revenue, Series A, Assured Guaranty,		
5.50%, 1/01/29	6,400,000	6,696,768
5.75%, 1/01/39	12,120,000	12,530,383
Northern Hospital District of Surry County Health Care Facilities Revenue,		
6.00%, 10/01/28	1,000,000	1,011,710
6.25%, 10/01/38	2,000,000	2,036,200
Oak Island Enterprise System Revenue,		
Assured Guaranty, 6.00%, 6/01/34	1,540,000	1,610,825
Assured Guaranty, 6.00%, 6/01/36	1,000,000	1,043,210
Series A, NATL Insured, 5.00%, 6/01/33	5,000,000	4,791,550
Onslow County Hospital Authority FHA Insured Mortgage Revenue, Onslow Memorial Hospital Project, NATL Insured, 5.00%,		
4/01/31	5,900,000	5,964,959
10/01/34	6,000,000	6,032,700
Onslow Water and Sewer Authority Combined Enterprise System Revenue, Series A, NATL Insured, 5.00%, 6/01/33	7,500,000	7,635,975
Pasquotank County COP, NATL Insured, 5.00%, 6/01/25	1,400,000	1,431,934
Pitt County COP, School Facilities Project, Series B, AMBAC Insured, 5.00%, 4/01/29	2,500,000	2,519,625
Pitt County Revenue, Assured Guaranty, 5.00%, 4/01/34	1,000,000	1,002,150
Raleigh Combined Enterprise System Revenue,		
5.00%, 3/01/31	10,360,000	10,630,396
Refunding, Series A, 5.00%, 3/01/23	3,780,000	4,389,676
Series A, 5.00%, 3/01/36	6,000,000	6,180,720
Raleigh COP, Downtown Improvement Projects, Series A, 5.00%, 2/01/29	6,070,000	6,236,925
Raleigh-Durham Airport Authority Airport Revenue,		
Refunding, Series A, 5.00%, 5/01/36	16,235,000	16,428,846
Series A, AMBAC Insured, 5.00%, 5/01/30	14,060,000	14,337,826
Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 11/01/25	6,480,000	6,669,216
Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 11/01/31	8,000,000	8,233,600
Rockingham County COP, Assured Guaranty, 5.00%, 4/01/32	9,380,000	9,581,295
Union County COP, AMBAC Insured, 5.00%, 6/01/30	5,000,000	5,157,300
University of North Carolina at Asheville Revenue, General,		
Refunding, Series A, AMBAC Insured, 5.00%, 6/01/27	790,000	805,026
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/27	410,000	436,736
University of North Carolina at Chapel Hill Revenue, Board of Governors of the University of North Carolina, General,		
5.00%, 12/01/28	1,000,000	1,043,450
5.00%, 12/01/31	9,000,000	9,499,410

Refunding, Series A, 5.00%, 12/01/34	11,460,000	11,832,679
Series A, 5.00%, 12/01/25	4,000,000	4,053,400
University of North Carolina at Charlotte Revenue, General, Series B, AGMC Insured, 5.00%, 4/01/32	5,000,000	5,094,650
University of North Carolina at Greensboro Revenue,		
General, Series A, Assured Guaranty, 5.00%, 4/01/34	1,000,000	1,029,440
Series A, AGMC Insured, Pre-Refunded, 5.00%, 4/01/26	4,940,000	5,065,822
University of North Carolina at Wilmington COP, Student Housing Project,		
Assured Guaranty, 5.00%, 6/01/32	5,000,000	5,015,500
NATL RE, FGIC Insured, 5.00%, 6/01/26	1,655,000	1,688,431
NATL RE, FGIC Insured, 5.00%, 6/01/27	1,740,000	1,766,692
NATL RE, FGIC Insured, 5.00%, 6/01/29	1,915,000	1,927,792
NATL RE, FGIC Insured, 5.00%, 6/01/37	11,350,000	11,089,290
University of North Carolina System Pool Revenue,		
AMBAC Insured, 5.00%, 4/01/29	2,500,000	2,554,350
Series A, AMBAC Insured, 5.00%, 4/01/27	785,000	808,165
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 4/01/27	1,315,000	1,418,504
Series A, Assured Guaranty, 5.00%, 10/01/33	5,000,000	5,149,800
Series A, NATL Insured, 5.00%, 10/01/33	2,000,000	2,026,080
Wake County GO,		
Limited Obligation Bonds, Series 2009, 5.00%, 6/01/36	5,000,000	5,228,750
Refunding, Series C, 5.00%, 3/01/25	18,490,000	21,624,610
Wake County Industrial Facilities and PCFA Revenue, Carolina Power and Light Co. Project, Refunding, 5.375%, 2/01/17	8,000,000	8,365,120
Wake County Revenue, 5.00%,		
1/01/33	10,820,000	11,417,264
1/01/37	12,000,000	12,570,240
Western Carolina University Research and Development Corp. COP, Western Carolina University Student Housing, Assured Guaranty, 5.00%, 6/01/39	5,000,000	5,100,150
Wilkes County COP,		
NATL Insured, 5.00%, 6/01/31	4,295,000	4,348,430
NATL Insured, 5.00%, 6/01/36	6,085,000	6,108,184
Public Improvements Project, AGMC Insured, 5.375%, 12/01/20	1,000,000	1,011,840
Wilmington COP,		
AMBAC Insured, 5.00%, 9/01/29	1,000,000	1,024,950
Refunding, Series A, AMBAC Insured, 5.00%, 6/01/32	5,310,000	5,416,943
Series A, 5.00%, 6/01/33	6,000,000	6,165,960
Series A, 5.00%, 6/01/38	7,625,000	7,780,779
Wilmington Storm Water Fee Revenue, Refunding, AMBAC Insured, 5.00%,		
6/01/28	700,000	727,510
6/01/33	1,000,000	1,027,320
Wilmington Water and Sewer System Revenue, Refunding, AGMC Insured, 5.00%, 6/01/34	3,565,000	3,626,639
Wilson COP, Public Facilities Project, Assured Guaranty, 5.00%, 5/01/33	3,000,000	3,042,510
Winston-Salem Water and Sewer System Revenue,		
5.00%, 6/01/39	5,000,000	5,217,900
Pre-Refunded, 5.125%, 6/01/20	2,500,000	2,583,750
Refunding, Series A, 5.00%, 6/01/32	7,590,000	7,932,005
		1,022,180,278
U.S. Territories 18.0%		
Puerto Rico 17.6%		
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.50%, 5/15/39	7,000,000	6,220,970
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/38	2,100,000	2,162,937
Puerto Rico Commonwealth GO,		
Public Improvement, AGMC Insured, Pre-Refunded, 5.125%, 7/01/30	4,805,000	4,939,011
Public Improvement, Refunding, AGMC Insured, 5.125%, 7/01/30	3,445,000	3,479,209
Public Improvement, Refunding, Series A, 5.50%, 7/01/32	5,000,000	5,052,200
Public Improvement, Refunding, Series B, 6.00%, 7/01/39	10,000,000	10,597,100
Public Improvement, Series A, 5.375%, 7/01/28	4,925,000	5,013,059
Public Improvement, Series A, 5.125%, 7/01/31	3,265,000	3,315,118
Public Improvement, Series A, Pre-Refunded, 5.375%, 7/01/28	2,405,000	2,475,539
Public Improvement, Series A, Pre-Refunded, 5.125%, 7/01/31	1,000,000	1,027,890
Series A, 5.00%, 7/01/26	8,050,000	7,912,908
Series A, 5.25%, 7/01/37	5,000,000	4,915,350
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,		
Refunding, Series A, NATL Insured, 5.00%, 7/01/38	85,000	80,615
Refunding, Series D, AGMC Insured, 5.00%, 7/01/32	3,060,000	3,086,653
Refunding, Series H, 5.00%, 7/01/35	1,490,000	1,421,043

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) *(continued)*

Series D, Pre-Refunded, 5.375%, 7/01/36	5,000,000	5,361,200
Series D, Pre-Refunded, 5.25%, 7/01/38	3,000,000	3,210,840
Series H, Pre-Refunded, 5.00%, 7/01/35	2,790,000	3,093,664
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A, AMBAC Insured, 5.00%, 7/01/31	6,000,000	5,570,100
Puerto Rico Electric Power Authority Power Revenue,		
Series NN, NATL Insured, Pre-Refunded, 5.00%, 7/01/32	5,000,000	5,544,200
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	3,000,000	3,501,900
Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30	1,000,000	1,167,300
Series TT, 5.00%, 7/01/32	10,100,000	9,877,901
Series WW, 5.50%, 7/01/38	6,700,000	6,778,256
Series XX, 5.25%, 7/01/40	15,600,000	15,414,516
Puerto Rico PBA Guaranteed Revenue, Government Facilities,		
Refunding, Series D, 5.375%, 7/01/33	1,790,000	1,794,332
Refunding, Series N, 5.00%, 7/01/32	10,000,000	9,277,100
Refunding, Series P, 6.75%, 7/01/36	5,000,000	5,541,500
Series D, Pre-Refunded, 5.375%, 7/01/33	5,210,000	5,586,370
Series I, 5.00%, 7/01/36	2,405,000	2,250,214
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,		
Series A, 5.375%, 8/01/39	20,000,000	20,149,600
Series A, 5.50%, 8/01/42	5,750,000	5,840,505
Series A, 6.00%, 8/01/42	45,750,000	48,207,232
Series C, 5.50%, 8/01/40	5,000,000	5,085,800
		224,952,132
U.S. Virgin Islands 0.4%		
Virgin Islands PFAR, senior lien, Refunding, Series B, 5.00%, 10/01/25	5,500,000	5,582,005
Total U.S. Territories		230,534,137
Total Municipal Bonds before Short Term Investments (Cost $1,239,409,888)		1,252,714,415
Short Term Investments 0.5%		
Municipal Bonds 0.5%		
North Carolina 0.5%		
[a]Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas HealthCare System, Refunding,		
Series B, Daily VRDN and Put, 0.26%, 1/15/26	300,000	300,000
Series C, Daily VRDN and Put, 0.33%, 1/15/26	3,000,000	3,000,000
[a]North Carolina Medical Care Commission Health Care Facilities Revenue,		
Cleveland County Health, Daily VRDN and Put, 0.34%, 1/01/33	1,520,000	1,520,000
Wake Forest University, Refunding, Series D, Daily VRDN and Put, 0.33%, 7/01/34	100,000	100,000
[a]North Carolina Medical Care Commission Hospital Revenue,		
Iredell Memorial Hospital, Refunding, Daily VRDN and Put, 0.28%, 10/01/37	400,000	400,000
Randolph Hospital, Refunding, Daily VRDN and Put, 0.34%, 10/01/37	1,300,000	1,300,000
Total Short Term Investments (Cost $6,620,000)		6,620,000
Total Investments (Cost $1,246,029,888) 98.4%		1,259,334,415
Other Assets, less Liabilities 1.6%		19,720,782
Net Assets 100.0%		$ 1,279,055,197

Franklin Ohio Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 98.6%				
Ohio 94.3%				
Akron Bath Copley Joint Township Hospital District Revenue, Hospital Improvement Children's Hospital Center, AGMC Insured, 5.00%, 11/15/22	$	5,000,000	$	5,072,150
Akron COP, District Energy Project, 5.00%, 12/01/30		10,865,000		10,636,400
Akron GO, Improvement, NATL RE, FGIC Insured, 5.00%,				
12/01/20		2,150,000		2,279,860
12/01/21		2,255,000		2,378,597
12/01/22		1,185,000		1,244,748
Akron Income Tax Revenue, Community Learning Centers, Series A,				
4.50%, 12/01/33		15,000,000		14,519,550
NATL RE, FGIC Insured, 5.00%, 12/01/22		2,460,000		2,561,180
NATL RE, FGIC Insured, 5.00%, 12/01/24		3,200,000		3,308,640
NATL RE, FGIC Insured, 5.00%, 12/01/33		18,005,000		18,214,398
Akron Waterworks Revenue, Refunding and Improvement, System Mortgage, Assured Guaranty, 5.00%, 3/01/34		1,000,000		1,012,730
Allen County Hospital Facilities Revenue, Catholic Healthcare, Refunding, Series A, 5.25%, 6/01/38		15,000,000		15,145,200
American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project, Refunding, Series A,				
Assured Guaranty, 5.25%, 2/15/33		30,000,000		30,921,900
BHAC Insured, 5.00%, 2/15/38		22,000,000		22,330,440
Anthony Wayne Local School District GO,				
Refunding, AGMC Insured, 5.00%, 12/01/24		3,200,000		3,296,192
School Facilities Construction and Improvement, Refunding, AGMC Insured, 5.65%, 12/01/21		645,000		662,260
Austintown Local School District GO, School Improvement, AGMC Insured, 5.125%, 12/01/30		7,715,000		7,969,209
Avon Local School District GO, School Improvement, NATL Insured, Pre-Refunded, 5.25%,				
12/01/23		1,000,000		1,129,500
12/01/29		2,295,000		2,592,202
Bluffton Exempted Village School District GO, Library Construction Improvement, AMBAC Insured, 5.50%, 12/01/28		1,190,000		1,337,286
Bowling Green MFHR, Village Apartments, Refunding, Series A, GNMA Secured, 5.40%, 9/20/36		2,940,000		2,965,637
Brookfield Local School District GO, School Facilities Improvement, AGMC Insured, 5.25%, 1/15/36		1,300,000		1,373,333
Brookville Local School District GO, AGMC Insured, Pre-Refunded,				
5.25%, 12/01/22		1,075,000		1,214,213
5.00%, 12/01/31		3,000,000		3,366,390
Butler County GO, Limited Tax, Various Purpose, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/26		2,130,000		2,262,358
Butler County Transportation ID Revenue, Highway Improvement, XLCA Insured, 5.00%, 12/01/31		40,000		41,358
Canal Winchester Local School District GO, Capital Appreciation, NATL Insured, zero cpn.,				
12/01/32		1,455,000		443,048
12/01/33		2,000,000		569,260
Central Local School District GO, Classroom Facilities, AGMC Insured, 5.75%, 12/01/22		1,555,000		1,573,738
Chillicothe City School District GO, Capital Appreciation, Refunding, NATL RE, FGIC Insured, zero cpn.,				
12/01/22		1,905,000		1,082,269
12/01/23		1,905,000		1,015,232
12/01/24		1,905,000		960,653
Cincinnati City School District COP, School Improvement Project, Refunding, AGMC Insured, 5.00%,				
12/15/26		7,310,000		7,666,362
12/15/27		7,000,000		7,303,170
Cincinnati City School District GO,				
Classroom Facilities Construction and Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/27		2,500,000		2,805,325
Classroom Facilities Construction and Improvement, Refunding, NATL RE, FGIC Insured, 5.25%, 12/01/24		5,000,000		5,810,850
Classroom Facilities Construction and Improvement, Refunding, NATL RE, FGIC Insured, 5.25%, 12/01/27		14,900,000		17,120,994
Classroom Facilities Construction and Improvement, Refunding, NATL RE, FGIC Insured, 5.25%, 12/01/28		5,000,000		5,713,000
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/22		9,510,000		10,328,431
Cincinnati Technical College Revenue, AMBAC Insured,				
5.25%, 10/01/23		2,510,000		2,562,635
5.00%, 10/01/28		2,715,000		2,723,335
Circleville GO, Capital Facilities Improvement, AMBAC Insured, 5.625%, 12/01/20		2,035,000		2,079,628
Cleveland Airport System Revenue,				
Series A, AGMC Insured, 5.00%, 1/01/31		20,215,000		20,226,725
Series C, AGMC Insured, 5.00%, 1/01/26		9,500,000		9,785,475
Series C, AGMC Insured, 5.00%, 1/01/31		11,250,000		11,384,662
Series C, Assured Guaranty, 5.00%, 1/01/27		28,385,000		29,200,785
Cleveland Municipal School District GO, AGMC Insured, 5.00%, 12/01/27		4,000,000		4,165,000

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) *(continued)*

Cleveland Public Power System Revenue,		
Capital Appreciation, Series B-1, NATL Insured, zero cpn., 11/15/38	10,000,000	1,869,800
Series B, NATL Insured, 5.00%, 11/15/28	2,000,000	2,029,760
Series B, NATL Insured, 5.00%, 11/15/38	10,000,000	10,030,600
Cleveland State University General Receipt Revenue, NATL RE, FGIC Insured, 5.25%, 6/01/24	1,000,000	1,044,700
Cleveland Waterworks Revenue, Series K, FGIC Insured, Pre-Refunded, 5.00%,		
1/01/22	2,075,000	2,174,310
1/01/23	4,285,000	4,490,080
1/01/25	8,150,000	8,540,059
Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue, The Cleveland Museum Art Project, 5.00%, 10/01/22	10,485,000	11,490,302
Cleveland-Cuyahoga County Port Authority Revenue, Student Housing, Euclid Avenue Housing Corp., Fenn Project, AMBAC Insured, 5.00%,		
8/01/25	2,440,000	2,158,326
8/01/28	2,145,000	1,852,250
Columbus City School District GO, Linden Elementary Construction, AGMC Insured, Pre-Refunded, 5.00%, 12/01/28	900,000	941,139
Crawford County GO, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/31	1,330,000	1,464,170
Cuyahoga Community College District General Receipts Revenue, Series A, AMBAC Insured, 5.00%,		
12/01/22	1,000,000	1,058,660
12/01/32	3,000,000	3,042,420
Cuyahoga County Utility System Revenue, Medical Center Co. Project,		
Improvement, AMBAC Insured, 5.125%, 2/15/28	1,000,000	945,240
Refunding and Improvement, Series B, NATL Insured, 6.10%, 8/15/15	2,945,000	2,955,072
Darke County GO, Real Estate Acquisition and Improvement, NATL RE, FGIC Insured, 5.125%, 12/01/27	1,020,000	992,368
Dayton City School District GO, School Facilities Construction and Improvement, Series A, NATL RE, FGIC Insured,		
4.75%, 12/01/25	9,400,000	9,642,144
5.00%, 12/01/29	8,275,000	8,441,989
Deerfield Township Tax Increment Revenue, Refunding, Series B, NATL Insured, 5.00%, 12/01/25	1,000,000	1,012,480
Delaware General Income Tax Special Obligation, 4.75%, 12/01/37	4,000,000	3,957,960
Dublin City School District GO, Capital Appreciation, NATL RE, FGIC Insured, zero cpn., 12/01/16	4,635,000	3,727,096
Eastlake GO, Capital Facilities, NATL Insured, 5.00%, 12/01/27	1,950,000	1,980,284
Eaton City School District GO, FGIC Insured, Pre-Refunded, 5.00%, 12/01/25	1,250,000	1,369,913
Edgewood City School District GO, School Improvement, Refunding, AGMC Insured, 5.00%, 12/01/24	2,220,000	2,343,254
Fairborn City School District GO, School Improvement, Refunding, AGMC Insured, 5.00%,		
12/01/23	1,205,000	1,279,168
12/01/24	1,265,000	1,339,635
12/01/25	1,330,000	1,403,070
Fairfield County GO, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/20	1,600,000	1,764,384
Fairless Local School District GO, Capital Appreciation, Various Purpose School Facilities, AGMC Insured, 5.00%, 12/01/28	2,085,000	2,135,728
Field Local School District GO, School Facilities Construction and Improvement, AMBAC Insured, 5.00%, 12/01/27	1,290,000	1,213,929
Franklin County Convention Facilities Authority Revenue, Tax and Lease Revenue Anticipation Bonds, Refunding, AMBAC Insured, 5.00%, 12/01/24	7,255,000	7,667,955
Franklin County Hospital Revenue,		
Improvement, Nationwide Children's Hospital, 5.25%, 11/01/40	15,000,000	15,287,850
OhioHealth Corp., Refunding, Series C, NATL Insured, 5.00%, 5/15/33	5,250,000	5,261,865
The Children's Hospital Project, AMBAC Insured, Pre-Refunded, 5.50%, 5/01/21	3,365,000	3,469,450
The Children's Hospital Project, AMBAC Insured, Pre-Refunded, 5.50%, 5/01/28	4,265,000	4,397,386
The Children's Hospital Project, Series C, NATL RE, FGIC Insured, 5.00%, 5/01/35	10,000,000	10,034,900
Franklin GO, NATL Insured, 5.25%, 12/01/27	1,500,000	1,533,870
Garfield Heights GO, Various Purpose, Refunding and Improvement, NATL RE, FGIC Insured, 5.00%, 12/01/27	2,655,000	2,607,290
Georgetown Exempted Village School District GO, Classroom Facilities, AGMC Insured, 5.125%, 12/01/31	1,000,000	1,040,030
Graham Local School District GO, School Improvement, Refunding, NATL Insured, 5.00%, 12/01/33	6,055,000	6,110,888
Grand Valley Local School District GO, Classroom Facilities Improvement, NATL RE, FGIC Insured, 5.00%, 12/01/24	1,300,000	1,318,447
Greater Cleveland Regional Transit Authority GO, Capital Improvement, Series A, NATL Insured, Pre-Refunded, 5.125%, 12/01/21	1,750,000	1,831,270
Green Community Learning Centers Income Tax Revenue, NATL Insured, 5.00%,		
12/01/27	1,205,000	1,244,729
12/01/28	1,265,000	1,301,710
12/01/32	2,675,000	2,726,467
Greene County GO, AMBAC Insured, Pre-Refunded, 5.00%,		
12/01/22	1,475,000	1,601,939
12/01/28	2,620,000	2,845,477
Greene County Hospital Facility Revenue, Kettering Health Network, 5.50%, 4/01/39	12,930,000	12,910,476
Greene County Water System Revenue, Governmental Enterprise, NATL Insured, Pre-Refunded, 5.25%, 12/01/21	5,400,000	5,711,202
Guernsey County GO, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/23	2,690,000	2,694,438
Hamilton City School District GO, School Improvement, AGMC Insured, 5.00%, 12/01/26	2,240,000	2,320,326

Hamilton County Convention Facilities Authority Revenue,		
NATL RE, FGIC Insured, 5.00%, 12/01/28	5,400,000	5,528,466
second lien, FGIC Insured, Pre-Refunded, 5.00%, 12/01/33	7,235,000	8,191,684
Hamilton County Hospital Facilities Revenue, Cincinnati Children's Hospital, Series J, NATL RE, FGIC Insured, 5.25%, 5/15/34	5,000,000	4,966,550
Hamilton County Sales Tax Revenue,		
Refunding, Series A, Assured Guaranty, 5.00%, 12/01/32	10,000,000	10,092,700
Refunding, Series B, AMBAC Insured, 5.25%, 12/01/32	3,965,000	3,975,269
Refunding, Series B, AMBAC Insured, 5.60%, 12/01/32	245,000	245,701
sub. bond, Refunding, Series A, AGMC Insured, 5.00%, 12/01/32	35,080,000	35,405,192
Hamilton County Sewer System Revenue,		
Improvement, Series A, NATL Insured, Pre-Refunded, 5.25%, 12/01/21	1,000,000	1,047,680
Metropolitan Sewer District Improvement, Series B, NATL Insured, 5.00%, 12/01/30	4,000,000	4,135,520
Hamilton County Student Housing Revenue, Stratford Heights Project, University of Cincinnati, Refunding, AGMC Insured,		
5.00%, 6/01/30	7,000,000	7,095,060
4.75%, 6/01/39	7,000,000	6,674,360
Hamilton GO, One Renaissance Center, Series A, AMBAC Insured, 5.25%,		
11/01/18	1,010,000	1,041,926
11/01/19	1,015,000	1,045,318
11/01/20	1,120,000	1,151,102
11/01/21	1,180,000	1,210,609
Highland Local School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%,		
12/01/23	3,680,000	3,846,336
12/01/26	3,675,000	3,841,110
Hilliard School District GO,		
Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn., 12/01/19	2,190,000	1,605,752
Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn., 12/01/20	4,525,000	3,118,404
School Improvement, Series A, NATL RE, FGIC Insured, 5.25%, 12/01/28	3,010,000	3,077,936
Huber Heights City School District GO, School Improvement, Refunding, 5.00%,		
12/01/33	4,500,000	4,611,375
12/01/36	5,000,000	5,090,600
Huber Heights Water System Revenue, Refunding and Improvement, NATL Insured, 5.00%,		
12/01/27	3,205,000	3,339,963
12/01/30	2,250,000	2,307,915
Hudson City School District COP, NATL Insured, 5.00%, 6/01/34	6,720,000	6,779,942
Independence Local School District GO, NATL RE, FGIC Insured, 5.25%, 12/01/21	1,390,000	1,454,399
Ironton City School District GO, Refunding, NATL Insured, 5.00%, 12/01/34	5,130,000	5,169,604
Jackson Center Local School District Shelby County GO, Facilities Construction and Improvement, NATL Insured, 5.00%, 12/01/28	1,175,000	1,196,409
Jackson City School District GO, School Improvement, NATL Insured, Pre-Refunded, 5.25%, 12/01/27	3,000,000	3,072,390
Jonathan Alder Local School District GO, School Facilities Construction and Improvement, NATL Insured, Pre-Refunded,		
4.75%, 12/01/22	1,105,000	1,195,776
5.00%, 12/01/27	6,195,000	6,734,584
5.00%, 12/01/30	3,320,000	3,609,172
Kenston Local School District GO, School Improvement, NATL Insured, 5.00%,		
12/01/24	2,380,000	2,453,066
12/01/25	2,500,000	2,571,950
Kent State University Revenues, General Receipts, Series B, Assured Guaranty,		
5.00%, 5/01/30	1,650,000	1,704,846
4.25%, 5/01/31	3,395,000	3,260,388
Kettering City School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%,		
12/01/28	2,970,000	3,362,723
12/01/31	2,595,000	2,938,137
Kettering Ohio City School District GO, School Improvement, Refunding, AGMC Insured, 5.25%, 12/01/31	9,705,000	10,563,213
Keystone Local School District Lorain County GO, School Improvement, AGMC Insured, 5.00%, 12/01/30	6,170,000	6,332,888
Kings Local School District GO, School Improvement, NATL Insured, 5.00%, 12/01/33	10,000,000	10,242,900
Lake Local School District Wood County GO, NATL Insured, Pre-Refunded,		
5.30%, 12/01/21	1,575,000	1,667,374
5.375%, 12/01/25	1,900,000	2,012,841
Lakewood City School District GO,		
NATL RE, FGIC Insured, 5.00%, 12/01/30	9,170,000	9,537,350
NATL RE, FGIC Insured, 4.50%, 12/01/34	6,000,000	5,862,180
School Improvement, AGMC Insured, Pre-Refunded, 5.125%, 12/01/31	21,900,000	25,298,442
School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/31	2,220,000	2,225,284

Lakota Local School District GO,		
AGMC Insured, 5.00%, 12/01/29	5,000,000	5,187,650
Refunding, Series A, NATL RE, FGIC Insured, 5.25%, 12/01/26	2,000,000	2,337,320
Lancaster Wastewater System Improvement Revenue, Assured Guaranty, 4.75%, 12/01/33	4,000,000	4,015,840
Lebanon City School District GO, AGMC Insured, Pre-Refunded, 5.00%, 12/01/29	6,250,000	6,532,500
Licking County Joint Vocational School District GO, School Facilities Construction and Improvement, NATL Insured,		
4.75%, 12/01/23	1,180,000	1,204,520
Pre-Refunded, 5.00%, 12/01/21	2,200,000	2,389,332
Pre-Refunded, 4.75%, 12/01/23	1,050,000	1,136,258
Licking Heights Local School District GO, School Facilities Construction and Improvement, Refunding, Series A, NATL Insured, 5.00%,		
12/01/24	2,085,000	2,189,229
12/01/25	2,215,000	2,316,425
12/01/26	2,345,000	2,442,552
Little Miami Local School District GO,		
Refunding, AGMC Insured, 4.50%, 12/01/34	20,255,000	19,339,069
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/34	4,000,000	4,774,400
Logan Hocking Local School District GO, Construction and Improvement, NATL Insured, Pre-Refunded, 5.00%,		
12/01/22	1,200,000	1,254,852
12/01/29	1,000,000	1,045,710
London City School District GO, School Facilities Construction and Improvement, FGIC Insured, Pre-Refunded, 5.00%,		
12/01/22	700,000	731,640
12/01/29	1,500,000	1,567,800
Lorain County GO, Sewer System Improvement, NATL Insured, 5.00%, 12/01/19	1,640,000	1,706,108
Lorain County Hospital Revenue, Catholic Healthcare Partners, Refunding,		
Series C-1, AGMC Insured, 5.00%, 4/01/33	19,410,000	19,100,799
Series C-2, AGMC Insured, 5.00%, 4/01/33	8,000,000	7,872,560
Louisville City School District GO, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/24	3,500,000	3,658,200
Lucas County GO,		
8.00%, 12/01/10	220,000	220,000
Various Purpose, 4.50%, 10/01/35	10,685,000	10,177,569
Various Purpose, 5.00%, 10/01/40	8,500,000	8,570,635
Lucas County Hospital Revenue, ProMedica Healthcare Obligated Group,		
NATL Insured, ETM, 5.75%, 11/15/14	4,460,000	4,473,692
Refunding, AMBAC Insured, 5.375%, 11/15/29	750,000	751,043
Refunding, NATL Insured, 5.75%, 11/15/14	300,000	301,032
Mad River Local School District GO, Classroom Facilities, FGIC Insured, Pre-Refunded, 5.125%, 12/01/24	4,180,000	4,511,014
Mahoning County Career and Technical Center Board of Education COP, Series B, 4.75%, 12/01/36	3,500,000	3,353,805
Mahoning County Hospital Facilities Revenue, Western Reserve Care, NATL Insured, ETM, 5.50%, 10/15/25	4,750,000	5,550,802
Mahoning County Sewer System Revenue, AMBAC Insured, 5.375%, 12/01/18	1,905,000	1,926,774
Maple Heights City School District GO, School Facilities Improvement, 5.00%, 1/15/37	10,000,000	10,136,100
Marion County GO, AMBAC Insured, Pre-Refunded, 5.05%, 12/01/31	1,500,000	1,582,695
Martins Ferry City School District GO, School Facilities Construction and Improvement, AGMC Insured, 5.00%, 12/01/32	3,610,000	3,709,311
Marysville Exempted Village School District COP, School Facilities Project, NATL Insured, Pre-Refunded, 5.25%,		
12/01/28	2,120,000	2,481,396
12/01/30	2,650,000	3,101,745
Marysville Exempted Village School District GO,		
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/20	1,000,000	646,640
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/21	1,000,000	607,170
Refunding, NATL Insured, 5.00%, 12/01/29	1,000,000	1,014,390
School Improvement, Refunding, AGMC Insured, 5.00%, 12/01/29	5,500,000	5,673,855
Marysville Wastewater Treatment System Revenue,		
Assured Guaranty, 4.25%, 12/01/27	1,170,000	1,147,770
Assured Guaranty, 4.75%, 12/01/47	5,000,000	4,663,050
first mortgage, NATL Insured, Pre-Refunded, 5.00%, 12/01/35	4,780,000	5,614,875
Refunding, Assured Guaranty, 4.75%, 12/01/46	14,205,000	13,300,568
Marysville Water System Mortgage Revenue, AMBAC Insured,		
5.00%, 12/01/32	1,250,000	1,268,413
4.50%, 12/01/38	2,500,000	2,326,950
Mason City School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/31	5,000,000	5,661,150
Maumee City School District GO, School Facilities Construction and Improvement, AGMC Insured, 5.00%, 12/01/27	3,610,000	3,738,769
Medina GO, 5.00%, 12/01/22	1,100,000	1,153,174
Medina School District COP, School Facilities Project, Assured Guaranty, 5.25%, 12/01/31	5,725,000	6,062,775
Miami University General Receipts Revenue, Refunding, AMBAC Insured, 5.00%, 12/01/22	1,675,000	1,740,526
Middletown City School District GO, FGIC Insured, Pre-Refunded, 5.00%, 12/01/31	14,975,000	16,733,065

Milford Exempted Village School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/22	2,000,000	2,090,400
Minerva Local School District GO, Classroom Facilities, NATL Insured, Pre-Refunded, 5.30%, 12/01/29	1,300,000	1,418,235
Monroe Local School District GO,		
AMBAC Insured, Pre-Refunded, 5.00%, 12/01/23	1,000,000	1,086,060
School Improvement, Refunding, AMBAC Insured, 4.50%, 12/01/29	5,115,000	5,122,979
Montgomery County Revenue, Catholic Health Initiatives,		
Refunding, Series A, 5.50%, 5/01/34	12,500,000	13,020,125
Refunding, Series A, 5.00%, 5/01/39	10,000,000	9,954,400
Series C-1, AGMC Insured, 5.00%, 10/01/41	10,000,000	9,968,100
Morley Library District GO, Lake County District Library, Library Improvement, AMBAC Insured, 4.75%, 12/01/21	1,000,000	1,018,460
Mount Healthy City School District GO, School Improvement, AGMC Insured, 5.00%,		
12/01/31	1,880,000	1,951,346
12/01/35	2,500,000	2,559,600
New Albany Community Authority Community Facilities Revenue, Refunding, Series B, AMBAC Insured,		
5.125%, 10/01/21	3,000,000	3,064,140
5.20%, 10/01/24	5,000,000	5,085,000
New Lexington HDC Mortgage Revenue, Lincoln Park, Refunding, Series A, NATL Insured, 5.85%, 1/01/21	680,000	680,796
Newark City School District GO, School Improvement, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/33	5,000,000	5,046,150
Ohio Capital Corp. HMR, Refunding, Series G, NATL Insured, 6.35%, 7/01/22	485,000	485,373
Ohio Center for Local Government Capital Asset Financing Program Fractionalized Interests GO, AGMC Insured,		
4.875%, 12/01/18	1,255,000	1,328,932
5.25%, 12/01/23	1,410,000	1,479,161
Ohio HFA Capital Fund Revenue, Series A, AGMC Insured, 5.00%, 4/01/27	5,545,000	5,833,007
Ohio State Air Quality Development Authority Revenue,		
Ohio Power Co., Refunding, Series C, AMBAC Insured, 5.15%, 5/01/26	9,075,000	9,026,902
Pollution Control, Dayton Power and Light Co., Refunding, Series B, BHAC Insured,		
4.80%, 1/01/34	38,845,000	37,734,809
Ohio State Building Authority Revenue, State Facilities,		
Administration Building Fund Project, Series A, AGMC Insured, Pre-Refunded, 5.00%, 4/01/22	3,100,000	3,282,652
Adult Correction, Series A, AGMC Insured, 5.00%, 4/01/24	5,390,000	5,691,840
Ohio State Department of Transportation COP, Panhandle Rail Line Project, AGMC Insured, 6.50%, 4/15/12	385,000	386,621
Ohio State GO, Common Schools,		
Series B, Pre-Refunded, 4.625%, 9/15/22	5,000,000	5,260,850
Refunding, Series C, 4.25%, 9/15/22	23,860,000	25,574,818
Ohio State Higher Educational Facility Commission Revenue,		
Denison University Project, 4.00%, 11/01/29	6,220,000	5,887,292
FGIC Insured, Pre-Refunded, 5.00%, 5/01/23	8,460,000	9,219,539
Higher Educational Facility, Xavier University Project, CIFG Insured, Pre-Refunded, 5.00%, 5/01/23	3,385,000	3,931,576
Higher Educational Facility, Xavier University Project, CIFG Insured, Pre-Refunded, 5.00%, 5/01/24	2,000,000	2,322,940
Kenyon College Project, Refunding, 5.25%, 7/01/44	25,000,000	25,508,250
Summa Health System, 2010 Project, Refunding, Assured Guaranty, 5.25%, 11/15/40	21,805,000	21,101,571
University Hospital, BHAC Insured, 4.75%, 1/15/36	10,000,000	9,602,700
University Hospital, BHAC Insured, 4.75%, 1/15/46	15,000,000	14,052,600
University Hospital, BHAC Insured, 5.25%, 1/15/46	13,500,000	13,541,175
University of Dayton Project, XLCA Insured, 5.00%, 12/01/34	8,500,000	8,500,000
Xavier University, 5.00%, 5/01/40	14,500,000	14,022,515
Ohio State Higher Educational Facility Revenue,		
Case Western Reserve University Project, Refunding, NATL Insured, 5.00%, 12/01/44	10,000,000	9,935,200
Case Western Reserve University Project, Series A, AMBAC Insured, 5.00%, 12/01/34	4,935,000	4,962,192
Otterbein College Project, CIFG Insured, 5.00%, 12/01/25	2,205,000	2,252,826
Otterbein College Project, CIFG Insured, 5.00%, 12/01/35	3,225,000	3,104,772
Ohio State Turnpike Commission Turnpike Revenue,		
AMBAC Insured, Pre-Refunded, 5.25%, 2/15/31	16,425,000	16,586,622
[a]Refunding, Series A, 5.00%, 2/15/31	16,480,000	16,906,667
Ohio State University General Receipts Athens Revenue, NATL Insured, 5.00%, 12/01/24	2,155,000	2,236,006
Ohio State University General Receipts Revenue,		
Series A, Pre-Refunded, 5.125%, 12/01/31	2,500,000	2,721,325
Series D, 5.00%, 12/01/26	4,040,000	4,513,932
State University of Ohio, Series B, NATL Insured, 5.00%, 6/01/33	5,255,000	5,354,792
Ohio State Water Development Authority Revenue, Drinking Water Fund, Leverage, Pre-Refunded, 5.00%, 6/01/23	2,255,000	2,451,410
Olentangy Local School District GO,		
AGMC Insured, 5.00%, 12/01/25	45,000	45,902
AGMC Insured, 4.50%, 12/01/33	10,000,000	9,734,400
AGMC Insured, Pre-Refunded, 5.00%, 12/01/25	1,790,000	1,906,726
AGMC Insured, Pre-Refunded, 5.00%, 12/01/30	1,745,000	2,058,891

AGMC Insured, Pre-Refunded, 5.00%, 12/01/30	3,910,000	4,164,971
NATL Insured, 7.75%, 12/01/10	375,000	375,000
Refunding, AGMC Insured, 5.00%, 12/01/30	90,000	91,266
Refunding, Series A, AGMC Insured, 4.50%, 12/01/32	11,300,000	11,113,889
School Facilities Construction and Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/36	7,505,000	7,679,116
School Facilities Construction and Improvement, Series A, FGIC Insured, Pre-Refunded, 5.25%, 12/01/32	11,200,000	12,756,016
Ottawa and Glandorf Local School District GO, School Facilities Construction and Improvement, NATL Insured, Pre-Refunded, 5.25%, 12/01/23	2,175,000	2,372,947
Pickerington Local School District GO, School Facilities Construction and Improvement, FGIC Insured, Pre-Refunded, 5.00%, 12/01/28	3,000,000	3,135,600
Plain Local School District GO,		
FGIC Insured, Pre-Refunded, 6.00%, 12/01/25	3,700,000	3,803,008
NATL RE, FGIC Insured, 6.00%, 12/01/25	800,000	813,752
Plainesville City School District GO, School Improvement, NATL RE, FGIC Insured, 5.00%, 12/01/28	2,515,000	2,564,193
Princeton City School District GO, NATL Insured, Pre-Refunded, 5.00%,		
12/01/25	1,700,000	1,907,621
12/01/26	2,725,000	3,057,804
12/01/30	2,260,000	2,536,014
Ravenna City School District GO, School Improvement, AGMC Insured, 5.00%, 1/15/31	1,710,000	1,771,680
Reynoldsburg City School District GO, School Facilities Construction, AGMC Insured, 5.00%, 12/01/32	3,000,000	3,115,800
Rittman Exempted Village School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.125%, 12/01/31	1,000,000	1,067,070
Ross County Hospital Revenue, Facilities, Adena Health System, Refunding, Assured Guaranty, 5.25%, 12/01/38	15,000,000	14,677,050
Shaker Heights GO, Urban Renewal, Refunding, AMBAC Insured,		
5.00%, 12/01/21	1,225,000	1,283,555
5.25%, 12/01/26	725,000	754,283
Shawnee State University Revenue, NATL Insured, 5.00%, 6/01/28	5,780,000	5,485,856
Sidney City School District GO, School Improvement,		
FGIC Insured, Pre-Refunded, 5.125%, 12/01/28	1,425,000	1,551,155
Series B, FGIC Insured, Pre-Refunded, 5.25%, 12/01/23	1,780,000	1,883,507
Series B, FGIC Insured, Pre-Refunded, 5.25%, 12/01/28	1,000,000	1,058,150
Springboro Community City School District GO, Refunding, AGMC Insured, 5.25%,		
12/01/27	5,175,000	5,756,825
12/01/28	2,000,000	2,207,180
Springboro Sewer System Revenue, Mortgage, NATL Insured, 5.00%, 6/01/27	1,095,000	1,116,418
St. Mary's City School District GO, School Facilities Construction and Improvement, AGMC Insured, 5.00%, 12/01/35	3,500,000	3,475,290
Steubenville City School District GO, School Facilities Construction and Improvement, Capital Appreciation, NATL Insured, 5.60%, 12/01/22	1,500,000	1,534,830
Streetsboro City School District GO, School Improvement, NATL Insured, Pre-Refunded, 5.00%, 12/01/25	2,500,000	2,611,725
Strongsville City School District COP, CIFG Insured, 5.00%, 12/01/34	2,355,000	2,401,464
Summit County GO, Sanitary Sewer System Improvement, FGIC Insured, Pre-Refunded, 5.25%, 12/01/21	4,505,000	4,764,623
Swanton Local School District GO, School Improvement, FGIC Insured, Pre-Refunded, 5.25%, 12/01/25	1,895,000	2,002,257
Sycamore Community City School District COP, Blue Ash Elementary School Project, AMBAC Insured, 5.125%, 12/01/25	1,000,000	1,014,960
Sylvania City School District GO,		
Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/22	1,550,000	1,594,113
School Improvement, Assured Guaranty, 5.25%, 12/01/36	7,660,000	7,936,756
Various Purpose, FGIC Insured, Pre-Refunded, 5.30%, 12/01/20	2,225,000	2,354,339
Toledo City School District GO, School Facilities Improvement,		
5.375%, 12/01/35	4,565,000	4,756,000
AGMC Insured, 5.00%, 12/01/23	1,500,000	1,580,460
Series B, NATL RE, FGIC Insured, 5.00%, 12/01/27	1,925,000	1,999,190
Toledo GO, Capital Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/29	2,500,000	2,574,825
Toledo Ohio GO, Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/28	3,000,000	3,131,940
Toledo Sewer System Revenue, AMBAC Insured, 5.00%,		
11/15/22	1,000,000	1,036,000
11/15/23	1,000,000	1,031,760
Toledo Special Obligation, Industrial Development, Vehicle Storage Project, AMBAC Insured, 5.25%, 12/01/26	1,500,000	1,581,885
Toledo Waterworks Revenue, NATL Insured, 5.00%, 11/15/30	6,425,000	6,614,794
Trenton Water System Revenue, Improvement, AGMC Insured, 5.125%, 12/01/34	2,750,000	2,841,630
Tri-Valley Local School District GO,		
FGIC Insured, Pre-Refunded, 5.25%, 12/01/29	7,225,000	7,711,748
NATL RE, FGIC Insured, Pre-Refunded, 5.25%, 12/01/29	1,305,000	1,392,918
Trotwood-Madison City School District GO, School Improvement, FGIC Insured, Pre-Refunded, 5.375%, 12/01/22	1,685,000	1,842,514
Trumbull County GO, Refunding, NATL Insured, 5.20%, 12/01/20	1,475,000	1,545,358
Twinsburg GO,		
Golf Course, Refunding, FGIC Insured, 5.00%, 12/01/21	1,000,000	1,013,950

Park Land and Conservation, NATL RE, FGIC Insured, 5.00%, 12/01/21	1,000,000	1,013,950
Union County GO, NATL Insured, Pre-Refunded, 5.00%, 12/01/33	2,895,000	3,253,140
University of Akron General Receipts Revenue,		
NATL RE, FGIC Insured, 4.75%, 1/01/25	1,080,000	1,096,945
NATL RE, FGIC Insured, 5.00%, 1/01/28	1,475,000	1,495,503
NATL RE, FGIC Insured, 5.00%, 1/01/35	5,250,000	5,163,165
Series A, AGMC Insured, 5.00%, 1/01/33	6,030,000	6,069,014
Series B, AGMC Insured, 5.00%, 1/01/38	21,760,000	21,759,130
University of Cincinnati COP, Jefferson Avenue Residence Hall, NATL Insured, 5.125%, 6/01/28	7,400,000	7,400,592
University of Cincinnati General Receipts Revenue,		
AMBAC Insured, 5.00%, 6/01/31	1,350,000	1,371,749
Refunding, Series F, 5.00%, 6/01/32	5,805,000	5,887,083
Refunding, Series F, 5.00%, 6/01/34	7,000,000	7,027,300
Refunding, Series G, NATL Insured, 5.00%, 6/01/28	8,575,000	8,824,618
Series A, AMBAC Insured, 5.00%, 6/01/23	1,845,000	1,926,641
Series A, AMBAC Insured, 5.00%, 6/01/24	1,940,000	2,018,085
Series A, AMBAC Insured, 5.00%, 6/01/25	2,005,000	2,079,045
Series C, AGMC Insured, 5.00%, 6/01/31	10,000,000	10,251,100
Series C, Assured Guaranty, 5.00%, 6/01/30	5,440,000	5,631,216
Series G, NATL Insured, 5.00%, 6/01/29	3,410,000	3,492,829
University of Toledo General Receipts Revenue, Refunding, Series A, AMBAC Insured, 4.50%, 6/01/30	10,000,000	9,721,600
Upper Scioto Valley Local School District GO, School Facilities Construction and Improvement, NATL RE, FGIC Insured, 5.25%, 12/01/25	1,160,000	1,160,986
Van Wert City School District GO, School Improvement,		
FGIC Insured, Pre-Refunded, 5.00%, 12/01/27	3,295,000	3,571,714
FGIC Insured, Pre-Refunded, 5.00%, 12/01/30	2,500,000	2,709,950
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/27	1,510,000	1,636,810
Warren City School District GO, School Improvement, NATL RE, FGIC Insured, 5.00%, 12/01/28	3,000,000	3,103,860
Waterville GO, Refunding, NATL Insured, 5.05%, 12/01/26	1,085,000	1,111,648
West Chester Township GO, AMBAC Insured, 5.00%, 12/01/25	1,500,000	1,522,830
Westerville City School District GO, Refunding, XLCA Insured, 5.00%, 12/01/27	3,820,000	4,101,763
Wheelersburg Local School District GO, School Improvement, AGMC Insured, 5.00%, 12/01/32	1,400,000	1,442,546
Youngstown State University General Receipts Revenue, Assured Guaranty,		
5.25%, 12/15/29	4,000,000	4,207,680
5.50%, 12/15/33	4,225,000	4,445,122
Zanesville City School District GO, School Improvement, NATL Insured,		
4.75%, 12/01/22	5,500,000	5,685,900
4.75%, 12/01/26	3,250,000	3,327,577
5.05%, 12/01/29	3,500,000	3,591,280
		1,646,020,469
U.S. Territories 4.3%		
Puerto Rico 2.9%		
Puerto Rico Commonwealth GO, Public Improvement, Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/32	10,000,000	10,704,600
Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, NATL Insured, 4.75%, 12/01/15	6,500,000	6,740,110
Puerto Rico Electric Power Authority Power Revenue, Refunding, Series V, NATL RE, FGIC Insured, 5.25%, 7/01/30	5,000,000	5,085,750
Puerto Rico Municipal Finance Agency GO, Series A, AGMC Insured, 5.75%, 8/01/12	3,500,000	3,530,135
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E, ETM, 6.00%, 8/01/26	9,140,000	11,459,275
Puerto Rico Sales Tax FICO Sales Tax Revenue, Capital Appreciation,		
Refunding, Series A, NATL Insured, zero cpn., 8/01/43	50,000,000	6,308,000
Refunding, Series A, NATL Insured, zero cpn., 8/01/44	47,550,000	5,630,396
Series A, AMBAC Insured, zero cpn., 8/01/54	20,000,000	1,121,000
		50,579,266
U.S. Virgin Islands 1.4%		
Virgin Islands PFAR, Matching Fund Loan Note, senior lien, AGMC Insured, 5.00%, 10/01/29	23,340,000	23,645,987
Total U.S. Territories		74,225,253
Total Municipal Bonds before Short Term Investments (Cost $1,687,070,812)		1,720,245,722

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited)

Franklin Oregon Tax-Free Income Fund
Municipal Bonds 96.8%
Oregon 80.0%
Albany Water Revenue, Refunding, NATL RE, FGIC Insured, 5.00%, 8/01/33	$5,990,000	$6,013,301
Beaverton School District GO,
AGMC Insured, 4.125%, 6/01/26	1,315,000	1,329,504
Washington County School District No. 48J, Assured Guaranty, 5.00%, 6/01/31	1,280,000	1,342,259
Washington County School District No. 48J, Assured Guaranty, 5.125%, 6/01/36	1,000,000	1,041,570
Benton County Hospital Facilities Authority Revenue, Samaritan Health, Refunding, 5.125%, 10/01/28	1,525,000	1,516,963
Central Oregon Community College District GO, 5.00%, 6/15/30	13,590,000	14,447,665
Chemeketa Community College District GO, 5.00%,
6/15/25	1,500,000	1,632,300
6/15/26	2,615,000	2,827,756
Clackamas County Canby School District No. 86 GO, AGMC Insured, 5.00%,
6/15/23	1,000,000	1,066,680
6/15/25	1,000,000	1,059,780
Clackamas County Hospital Facility Authority Revenue,
Gross Willamette Falls Project, Refunding, 5.375%, 4/01/22	2,125,000	2,085,114
Gross Willamette Falls Project, Refunding, 5.125%, 4/01/26	1,000,000	912,070
Legacy Health System, Series A, 5.50%, 7/15/35	6,525,000	6,708,874
Willamette Falls Hospital Project, 6.00%, 4/01/19	1,000,000	1,008,160
Clackamas County Oregon Trail School District No. 46 GO, 5.00%, 6/15/32	6,855,000	7,134,958
Clackamas County School District No.7 J Lake Oswego GO,
NATL Insured, Pre-Refunded, 5.00%, 6/01/26	5,000,000	5,114,500
Refunding, AGMC Insured, 5.25%, 6/01/25	3,075,000	3,609,773
Clackamas County School District No. 12 North Clackamas GO,
Series A, AGMC Insured, 4.75%, 6/15/31	3,500,000	3,556,910
Series B, AGMC Insured, zero cpn. to 6/15/11,5.00% thereafter, 6/15/27	25,000,000	25,451,000
Clackamas County School District No. 46 Oregon Trail GO,
Capital Appreciation, Refunding, zero cpn., 6/15/37	12,130,000	2,897,372
Capital Appreciation, Refunding, zero cpn., 6/15/38	12,495,000	2,820,246
Refunding, Series A, 5.00%, 6/15/28	2,210,000	2,340,545
Refunding, Series A, 5.00%, 6/15/29	2,655,000	2,802,060
Clackamas County School District No. 108 GO, AGMC Insured, Pre-Refunded, 5.00%, 6/15/25	5,000,000	5,123,500
Clackamas Education Service District GO, AMBAC Insured, 4.125%, 6/01/36	1,000,000	930,550
Columbia and Washington Counties School District NO. 47J Vernonia GO, 5.00%, 6/15/35	5,175,000	5,464,076
Columbia Gorge Community College District GO, NATL Insured, 5.00%, 6/15/22	1,000,000	1,069,720
Coos County School District No. 13 GO, AGMC Insured,
5.00%, 6/15/22	55,000	56,753
Pre-Refunded, 5.00%, 6/15/22	2,465,000	2,631,856
Curry County School District No. 17-C Brookings Harbor GO, Pre-Refunded, 5.375%, 12/15/20	2,750,000	2,754,758
The Dalles GO, Refunding, Assured Guaranty, 5.00%, 6/01/29	1,600,000	1,702,416
Deschutes and Jefferson Counties School District No. 2J Redmond GO,
5.50%, 6/15/34	5,000,000	5,392,550
Series A, NATL RE, FGIC Insured, 5.00%, 6/15/21	1,000,000	1,060,700
Deschutes County Administrative School District No.1 GO, Series A, AGMC Insured, Pre-Refunded, 5.125%, 6/15/21	3,500,000	3,588,760
Deschutes County Hospital Facilities Authority Hospital Revenue, Cascade Healthcare,
Refunding, 8.25%, 1/01/38	20,000,000	23,794,600
Series B, AMBAC Insured, 5.375%, 1/01/35	7,000,000	7,125,440
Emerald Peoples Utility District Revenue, Refunding, Series A, AGMC Insured, 5.25%, 11/01/21	1,000,000	1,076,430
Eugene Electric Utility Revenue, Refunding, 5.00%, 8/01/33	10,060,000	10,356,066
Forest Grove Revenue, Campus Improvement, Pacific University Project, Refunding,
6.00%, 5/01/30	4,000,000	4,127,600
6.375%, 5/01/39	12,000,000	12,503,280
Gresham Stormwater Revenue, FGIC Insured, Pre-Refunded, 5.30%, 5/01/21	1,190,000	1,214,574
High Desert Education Service District GO, AMBAC Insured, 4.50%, 6/01/30	1,010,000	1,028,503
Hillsboro GO, AMBAC Insured, 5.00%, 6/01/29	5,360,000	5,503,273
Hillsboro Hospital Facility Authority Revenue, Hospital Tuality Healthcare Project, Radian Insured, 5.375%,
10/01/26	2,000,000	1,959,160
10/01/31	2,000,000	1,877,140
Independence GO, City Hall Project, AGMC Insured, 5.00%,
6/15/35	2,110,000	2,130,678
6/15/40	3,975,000	3,983,904

Quarterly Statement of Investments

See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Jackson County Airport Revenue, Series A, XLCA Insured, 5.25%,
12/01/27	1,000,000	1,001,160
12/01/32	1,000,000	954,830
12/01/37	1,475,000	1,368,785
Jackson County School District No.4 GO, AGMC Insured,
5.00%, 6/15/20	1,450,000	1,473,490
Pre-Refunded, 5.00%, 6/15/20	550,000	563,734
Jackson County School District No.6 Central Point GO, Refunding, AGMC Insured, 4.75%, 6/15/20	2,005,000	2,123,155
Jackson County School District No.9 Eagle Point GO, Pre-Refunded, 5.00%,
6/15/20	1,680,000	1,721,950
6/15/21	1,500,000	1,537,455
Jackson County School District No. 549C Medford GO,
5.00%, 6/15/33	3,225,000	3,343,680
5.00%, 6/15/34	5,000,000	5,161,400
Series B, AGMC Insured, 5.00%, 12/15/32	5,765,000	5,979,285
Keizer Special Assessment, Keizer Station Area A Local, 5.20%, 6/01/31	3,170,000	3,146,320
Klamath Falls Intercommunity Hospital Authority Revenue, Merle West Medical Center Project,
Pre-Refunded, 6.25%, 9/01/31	3,290,000	3,640,944
Refunding, 6.25%, 9/01/31	1,960,000	1,770,468
Refunding, Assured Guaranty, 5.00%, 9/01/36	5,000,000	4,467,800
Lake Oswego GO, Refunding, Series A, 5.00%, 12/01/31	6,400,000	6,776,704
Lane and Douglas Counties School District No. 45J3 GO, South Lane District, Refunding, AGMC Insured, 4.75%, 6/15/25	3,510,000	3,568,582
Lane County GO, Series A, 5.00%,
11/01/27	1,650,000	1,762,398
11/01/28	1,240,000	1,314,958
Lane County Metropolitan Wastewater Management Commission Revenue,
5.25%, 11/01/28	5,000,000	5,325,850
NATL RE, FGIC Insured, 4.75%, 11/01/26	1,615,000	1,652,516
Lane County School District No. 19 Springfield GO, AGMC Insured, zero cpn.,
6/15/27	5,580,000	2,580,248
6/15/28	2,000,000	876,640
6/15/29	1,925,000	738,064
Lane County School District No. 52 Bethel GO, Refunding, AGMC Insured, 5.00%, 6/15/20	5,700,000	5,892,945
Lebanon GO, AMBAC Insured, 5.00%,
6/01/25	1,635,000	1,730,582
6/01/27	1,675,000	1,757,276
Linn County Community School District No.9 GO, Lebanon, FGIC Insured, Pre-Refunded,
5.55%,6/15/21	1,155,000	1,288,287
5.60%, 6/15/30	9,495,000	10,602,592
Linn County School District No. 55 GO, Sweet Home, AGMC Insured, Pre-Refunded, 5.00%, 6/15/29	1,000,000	1,024,970
Medford Hospital Facilities Authority Revenue, Asante Health System,
Refunding, Assured Guaranty, 5.125%, 8/15/40	25,000,000	25,102,500
Series A, Assured Guaranty, 5.00%, 8/15/40	10,050,000	9,866,185
Multnomah County Hospital Facilities Authority Revenue, Adventis Health System-West, Series A, 5.125%, 9/01/40	5,500,000	5,506,490
Multnomah County School District No.7 Reynolds GO, Refunding, 5.00%, 6/01/35	6,605,000	6,821,776
Multnomah-Clackamas Counties Centennial School District No. 28-302 GO, FGIC Insured, Pre-Refunded, 5.00%, 6/15/21	5,000,000	5,124,850
Multnomah-Clackamas Counties Centennial School District No. 28-JT GO, Capital Appreciation, AMBAC Insured, zero cpn.,
6/01/16	2,260,000	1,811,232
Northern Wasco County Peoples Utilities District Hydroelectric Revenue, McNary Dam Fishway Project, 5.20%, 12/01/24	5,000,000	5,013,750
Ontario Hospital Facility Authority Revenue, Trinity Health, Series E, 5.00%, 12/01/37	6,460,000	6,441,008
Oregon Coast Community College District GO, NATL Insured, 5.00%, 6/15/23	3,745,000	3,994,305
Oregon Health and Science University Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 7/01/21	11,480,000	6,843,458
Series A, 5.875%, 7/01/33	2,500,000	2,649,175
Series A, 5.75%, 7/01/39	13,175,000	13,791,326
Series A, NATL Insured, 5.00%, 7/01/32	24,750,000	23,107,837
Oregon State Department of Administrative Services COP,
AGMC Insured, 4.625%, 5/01/30	7,795,000	7,817,839
Refunding, Series B, AGMC Insured, 5.00%, 5/01/21	1,805,000	1,910,954
Refunding, Series B, AMBAC Insured, 5.00%, 5/01/26	7,500,000	7,641,750
Series A, 5.25%, 5/01/39	3,800,000	3,901,156
Series A, AGMC Insured, 5.00%, 5/01/23	2,695,000	2,825,115
Series A, AGMC Insured, 5.00%, 5/01/30	13,205,000	13,450,085
Series B, NATL RE, FGIC Insured, 5.00%, 11/01/30	20,100,000	20,511,045
Series C, 5.00%, 11/01/34	8,000,000	8,114,560

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Oregon State Department of Administrative Services Lottery Revenue,
Oregon Administration, Lottery, Series A, AGMC Insured, 5.00%, 4/01/25	5,000,000	5,328,600
Oregon Administration, Lottery, Series A, AGMC Insured, 5.00%, 4/01/27	2,000,000	2,108,440
Series A, 5.00%, 4/01/27	17,880,000	19,108,714
Series A, 5.00%, 4/01/28	18,225,000	19,344,926
Series A, 5.00%, 4/01/29	1,750,000	1,847,423
Oregon State Department ofTransportation Highway User Tax Revenue,
Refunding, Series A, 5.00%, 11/15/25	1,295,000	1,377,362
Refunding, Series A, 5.00%, 11/15/29	3,330,000	3,475,221
senior lien, Series A, 5.00%, 11/15/29	3,085,000	3,292,898
senior lien, Series A, 4.50%, 11/15/32	21,000,000	20,912,430
senior lien, Series A, 5.00%, 11/15/33	10,850,000	11,351,812
Series A, 5.00%, 11/15/28	15,000,000	15,699,000
Series A, Pre-Refunded, 5.125%, 11/15/23	5,000,000	5,436,950
Oregon State EDR, Georgia-Pacific Corp. Project, Series CLVII, 6.35%, 8/01/25	7,910,000	7,783,361
Oregon State Facilities Authority Revenue,
College Inn Student Housing Project, senior lien, Series A, XLCA Insured, 5.00%, 7/01/35	3,660,000	2,777,025
Legacy Health System, Refunding, Series A, 5.00%, 3/15/30	1,500,000	1,503,195
Limited College Project, Refunding, Series A, 5.00%, 10/01/31	2,000,000	1,976,900
Limited College Project, Refunding, Series A, 5.00%, 10/01/34	1,000,000	970,130
Limited College Project, Refunding, Series A, 5.25%, 10/01/40	2,250,000	2,226,398
Peacehealth, Refunding, Series A, 5.00%, 11/01/39	32,050,000	31,424,063
Samaritan Health Services, Refunding, Series A, 5.25%, 10/01/40	7,500,000	7,162,650
University of Portland Projects, Series A, 5.00%, 4/01/32	6,545,000	6,393,483
Willamette University Projects, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 10/01/35	5,210,000	6,101,118
Oregon State GO,
Alternative Energy Project, Series B, 6.00%, 10/01/26	1,680,000	1,945,373
Elderly and Disabled Housing, Series A, 6.00%, 8/01/15	755,000	756,049
Elderly and Disabled Housing, Series A, 6.00%, 8/01/21	375,000	375,326
Elderly and Disabled Housing, Series A, 5.375%, 8/01/28	1,270,000	1,270,038
Elderly and Disabled Housing, Series A, 4.70%, 8/01/42	3,150,000	2,789,357
Elderly and Disabled Housing, Series B, 6.10%, 8/01/17	1,185,000	1,186,386
Elderly and Disabled Housing, Series B, 6.25%, 8/01/23	1,690,000	1,691,690
State Board of Higher Education, Refunding, Series A, 5.00%, 8/01/30	1,705,000	1,770,148
State Board of Higher Education, Refunding, Series A, 4.50%, 8/01/37	1,500,000	1,511,955
State Board of Higher Education, Refunding, Series A, 5.00%, 8/01/38	6,225,000	6,543,844
State Board of Higher Education, Refunding, Series B, 5.00%, 8/01/38	1,500,000	1,576,830
State Board of Higher Education, Refunding, Series E, 5.00%, 8/01/29	7,745,000	8,008,562
State Board of Higher Education, Series A, 5.00%, 8/01/31	1,695,000	1,771,275
State Board of Higher Education, Series A, 5.00%, 8/01/34	5,000,000	5,282,950
State Board of Higher Education, Series A, 5.00%, 8/01/36	2,715,000	2,805,301
State Board of Higher Education, Series A, 5.00%, 8/01/37	5,555,000	5,781,088
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/31	2,000,000	2,061,220
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/35	6,000,000	7,029,240
State Board of Higher Education, Series B, 5.00%, 8/01/38	5,000,000	5,256,100
State Board of Higher Education, Series C, 5.00%, 8/01/37	1,115,000	1,160,381
Veterans' Welfare, Series 77, 5.30%, 10/01/29	1,065,000	1,065,746
Veterans' Welfare, Series A, 5.70%, 10/01/32	1,640,000	1,641,246
Veterans' Welfare, Series 92B, 4.625%, 12/01/38	5,330,000	5,219,349
Oregon State Health Housing Educational and Cultural Facilities Authority Revenue,
Peacehealth, AMBAC Insured, 5.00%, 11/15/26	5,500,000	5,551,700
Reed College Project, Series A, 5.75%, 7/01/32	10,735,000	10,802,953
Oregon State Housing and Community Services Department Mortgage Revenue, SFM Program,
Refunding, Series G, 5.35%, 7/01/30	5,495,000	5,674,302
Series C, 4.75%, 7/01/42	6,125,000	5,949,151
Philomath School District No. 17J Benton and Polk Counties GO, Series B, zero cpn., 6/15/31	1,000,000	354,850
Port Astoria PCR, James River Project, Refunding, 6.55%, 2/01/15	945,000	948,383
Port of Portland International Airport Revenue,
Portland International Airport, Refunding, Series D, NATL RE, FGIC Insured, 5.00%, 7/01/23	3,000,000	3,049,290
Portland International Airport, Series 7-B, NATL Insured, Pre-Refunded, 7.10%, 7/01/21	2,800,000	2,982,924
Series Nineteen, 5.50%, 7/01/38	23,000,000	24,205,660
Port Sl. Helens PCR, Portland General Electric Co. Project, Series A, 5.25%, 8/01/14	3,600,000	3,607,308
Portland Community College District GO, Series B, Pre-Refunded, 5.00%, 6/01/21	6,290,000	6,434,041
Portland EDR, Broadway Project, Refunding, Series A, 6.50%, 4/01/35	5,000,000	5,496,800

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Portland GO, Limited Tax,
Series A, 5.00%, 6/01/24	10,000,000	10,171,700
Series A, NATL Insured, 5.125%, 6/01/30	6,315,000	6,411,935
Series B, zero cpn., 6/01/21	1,000,000	657,210
Portland Housing Authority MFR, Housing, Lovejoy Station Apartments Project, NATL Insured, 6.00%, 7/01/33	2,000,000	2,000,020
Portland MFR,
Civic Stadium Housing Project, Series A, 6.00%, 3/01/17	755,000	757,054
Housing Garden Park Estates Project, Series A, GNMA Secured, 5.875%, 3/20/37	3,065,000	3,066,134
Portland River District Urban Renewal and Redevelopment Revenue, Series A, AMBAC Insured, 5.00%, 6/15/21	3,000,000	3,103,740
Portland Sewer System Revenue,
first lien, Series A, AGMC Insured, 5.00%, 10/01/24	6,235,000	6,608,352
second lien, Refunding, Series A, AGMC Insured, 5.00%, 6/01/23	2,500,000	2,625,450
second lien, Series A, 5.00%, 3/01/34	25,270,000	26,215,351
second lien, Series A, 5.00%, 3/01/35	15,000,000	15,538,050
second lien, Series B, NATL Insured, 5.00%, 6/15/28	5,105,000	5,376,790
Portland Urban Renewal and Redevelopment Revenue, Interstate Corridor, Refunding, Series A, NATL RE, FGIC Insured,
5.00%,
6/15/24	1,295,000	1,310,152
6/15/25	2,385,000	2,402,244
Portland Urban Renewal and Redevelopment Tax Allocation,
Convention Center, Series A, AMBAC Insured, 5.50%, 6/15/20	3,000,000	3,040,950
Lents Town Center, Series B, 5.00%, 6/15/27	2,500,000	2,553,200
Lents Town Center, Series B, 5.00%, 6/15/28	1,175,000	1,190,992
Lents Town Center, Series B, 4.75%, 6/15/29	1,000,000	964,150
Lents Town Center, Series B, 5.00%, 6/15/30	1,800,000	1,802,664
North Macadam, Series B, 5.00%, 6/15/29	4,500,000	4,533,885
North Macadam, Series B, 5.00%, 6/15/30	4,725,000	4,731,993
Portland Water System Revenue,
NATL Insured, 4.50%, 10/01/27	1,000,000	1,022,060
NATL Insured, 4.50%, 10/01/28	3,895,000	3,960,709
second lien, Series A, NATL Insured, 4.375%, 10/01/25	3,415,000	3,505,839
Redmond Airport GO, Terminal Expansion Project, 5.00%, 6/01/39	1,000,000	951,910
Redmond Airport Revenue, 6.25%, 6/01/39	1,010,000	1,017,262
Redmond GO, Series C, NATL Insured, 5.00%, 6/01/33	1,260,000	1,280,349
Salem Hospital Facility Authority Revenue,
Salem Hospital Project, Series A, 5.00%, 8/15/27	11,000,000	11,075,130
Salem Hospital Project, Series A, 5.00%, 8/15/36	9,000,000	8,647,110
Series A, 5.75%, 8/15/23	10,000,000	10,818,600
Salem-Keizer School District No. 24J GO, Series B, zero cpn., 6/15/30	8,500,000	3,136,245
Southwestern Community College District GO, NATL Insured, Pre-Refunded, 5.00%, 6/01/28	1,100,000	1,241,416
Sunrise Water Authority Water Revenue, sub. lien,
Series B, XLCA Insured, 5.00%, 9/01/25	1,160,000	1,152,738
XLCA Insured, 5.00%, 3/01/25	1,660,000	1,649,841
Tillamook and Yamhill Counties School District No. 101 Nestucca Valley GO, AGMC Insured, 5.00%, 6/15/25	1,560,000	1,659,310
Tri-County Metropolitan Transportation District Revenue, Series A, 4.75%, 9/01/29	15,305,000	15,914,751
Washington and Clackamas Counties Tigard-Tualatin School District No. 23J GO, NATL Insured, Pre-Refunded, 5.00%,
6/15/22	7,000,000	7,468,300
Washington Clackamas and Yamhill Counties School District No. 88J GO,
Deferred Interest, Series A, NATL Insured, zero cpn., 6/15/26	6,850,000	3,273,752
Deferred Interest, Series A, NATL Insured, zero cpn., 6/15/29	3,110,000	1,245,275
Deferred Interest, Series A, NATL Insured, zero cpn., 6/15/30	3,260,000	1,225,956
Series A, NATL Insured, zero cpn., 6/15/27	7,090,000	3,220,774
Sherwood, Series A, NATL Insured, zero cpn., 6/15/28	2,960,000	1,262,381
Sherwood, Series A, NATL Insured, zero cpn., 12/15/31	3,515,000	1,203,817
Sherwood, Series B, NATL Insured, 4.50%, 12/15/31	2,900,000	2,901,595
Washington County Clean Water Services Sewer Revenue, senior lien, NATL RE, FGIC Insured, 5.00%, 10/01/19	3,905,000	4,007,428
Washington County GO, Obligations,
Refunding, 4.375%, 6/01/26	1,000,000	1,037,850
Series A, Pre-Refunded, 5.00%, 6/01/26	10,000,000	10,229,000
Washington County School District No. 48J Beaverton GO, Pre-Refunded, 5.00%, 6/01/22	4,155,000	4,429,147

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Yamhill County McMinnville School District No. 40 GO, AGMC Insured, 5.00%, 6/15/28	4,000,000	4,242,080
		1,011,570,667
u.s. Territories 16.8%
Guam 0.3%
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.625%,
12/01/24	840,000	874,566
12/01/29	3,250,000	3,306,192
		4,180,758
Puerto Rico 16.4%
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.625%, 5/15/43	10,000,000	8,666,300
Puerto Rico Commonwealth GO,
Public Improvement, Refunding, Series A, 5.50%, 7/01/32	15,000,000	15,156,600
Public Improvement, Series A, 5.00%, 7/01/29	10,000,000	9,999,600
Public Improvement, Series A, 5.125%, 7/01/31	9,885,000	10,036,735
Public Improvement, Series A, 5.375%, 7/01/33	10,000,000	9,763,200
Public Improvement, Series A, Pre-Refunded, 5.125%, 7/01/31	5,115,000	5,257,657
Refunding, Series C, Sub Series C-7, NATL Insured, 6.00%, 7/01/28	4,500,000	4,783,680
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y, Pre-Refunded, 5.50%,
7/01/36	13,000,000	15,795,650
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
Refunding, Series N, FGIC Insured, 5.25%, 7/01/39	10,000,000	9,613,600
Series D, Pre-Refunded, 5.375%, 7/01/36	10,000,000	10,722,400
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A, AMBAC Insured, 5.00%, 7/01/31	6,250,000	5,802,188
Puerto Rico Electric Power Authority Power Revenue,
Series II, AGMC Insured, Pre-Refunded, 5.125%, 7/01/26	9,150,000	9,895,908
Series II, Pre-Refunded, 5.25%, 7/01/31	12,000,000	13,001,760
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	10,000,000	11,673,000
Series WW, 5.25%, 7/01/33	9,690,000	9,719,554
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series M-3, NATL Insured, 6.00%, 7/01/25	15,000,000	15,915,000
Puerto Rico Public FICO Revenue, Commonwealth Appropriation, Series E, Pre-Refunded, 5.50%, 8/01/29	5,000,000	5,274,600
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first sub., Series A, zero cpn. to 8/01/16,6.75% thereafter, 8/01/32	20,000,000	16,361,600
first sub., Series A, 5.375%, 8/01/39	9,000,000	9,067,320
first sub., Series A, 6.50%, 8/01/44	10,000,000	10,831,200
		207,337,552
u.s. Virgin Islands 0.1%
Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%, 7/01/21	1,400,000	1,401,050

Total U.S. Territories		212,919,360
Total Municipal Bonds before Short Term Investments (Cost $1,194,906,142)		1,224,490,027

Short Term Investments 1.9%
Municipal Bonds 1.9%
Oregon 1.8%
'Medford Hospital Facilities Authority Revenue, Rogue Valley Manor Project,
Daily VRDN and Put, 0.28%, 8/15/37	17,280,000	17,280,000
Refunding, Daily VRDN and Put, 0.25%, 8/15/32	2,600,000	2,600,000
'Oregon State Health Housing Educational and Cultural Facilities Authority Revenue, Peacehealth, Daily VRDN and Put,
0.26%, 12/01/15	2,700,000	2,700,000
		22,580,000
u.s. Territories 0.1%
Puerto Rico 0.1%
'Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, Daily VRDN and Put, 0.22%, 7/01/32	1,400,000	1,400,000

Franklin Tax-Free Trust
Statement of Investments, November 30, 2010 (unaudited) (continued)
Total Short Term Investments (Cost $23,980,000)	23,980,000
Total Investments (Cost $1,218,886,142) 98.7%	1,248,470,027
other Assets, less Liabilities 1.3%	16,636,821
Net Assets 100.0%	$1,265,106,848

'Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
COP	- Certificate of Participation
EDR	- Economic Development Revenue
FGIC	- Financial Guaranty Insurance Co.
FICO	- Financing Corp.
GNMA	- Government National Mortgage Association
GO	- General Obligation
MFR	- Multi-Family Revenue
NATL	- National Public Financial Guarantee Corp.
NATL RE	- National Public Financial Guarantee Corp. Reinsured
PBA	- Public Building Authority
PCR	- Pollution Control Revenue
SFM	- Single Family Mortgage
XLCA	- XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, November 30, 2010 (unaudited)

Franklin Pennsylvania Tax-Free Income Fund
Municipal Bonds 97.7%
Pennsylvania 86.3%
Allegheny County COP, AMBAC Insured, 5.00%, 12/01/28	$4,000,000	$4,002,680
Allegheny County GO,
NATL Insured, Pre-Refunded, 5.00%, 11/01/27	1,000,000	1,083,280
Notes, Series C-60, AGMC Insured, 5.00%, 11/01/27	3,000,000	3,140,730
Series C-61, Assured Guaranty, 5.00%,12/01/33	5,000,000	5,102,350
Allegheny County Higher Education Building Authority University Revenue, Duquesne University,
5.00%, 3/01/28	3,000,000	3,073,020
5.00%, 3/01/33	1,300,000	1,294,709
Series A, XLCA Insured, 5.00%, 3/01/29	5,000,000	5,084,900
Series A, XLCA Insured, 5.00%, 3/01/33	5,630,000	5,647,566
Allegheny County Hospital Development Authority Revenue, 5.625%, 8/15/39	12,000,000	12,284,760
Allegheny County IDAR,
County Guaranteed, Refunding, Series B, NATL Insured, 5.00%, 11/01/29	1,485,000	1,496,776
County Guaranteed, Series B, NATL Insured, Pre-Refunded, 5.00%, 11/01/29	7,515,000	8,148,364
Series A, NATL Insured, Pre-Refunded, 5.00%, 11/01/29	5,000,000	5,421,400
Allegheny County Port Authority Special Revenue, Transportation, Refunding, NATL RE, FGIC Insured, 5.00%,
3/01/25	13,250,000	13,400,387
3/01/29	16,500,000	16,591,740
Allegheny County Residential Finance Authority Mortgage Revenue, SFM, Refunding,
Series DD-1, GNMA Secured, 5.35%, 11/01/19	245,000	245,108
Series DD-2, GNMA Secured, 5.40%, 11/01/29	1,075,000	1,075,086
Allegheny County Sanitation Authority Sewer Revenue,
AGMC Insured, 5.00%, 6/01/40	10,000,000	10,181,100
NATL RE, FGIC Insured, 5.00%, 12/01/37	6,745,000	6,748,710
Refunding, Series A, NATL Insured, 5.00%, 12/01/30	7,000,000	7,086,310
Allegheny Valley School District GO, NATL Insured, 5.00%, 11/01/28	1,550,000	1,597,058
Allentown Parking Authority Parking Revenue, AGMC Insured, 5.00%, 11/15/35	2,430,000	2,447,933
Armstrong County GO,
NATL Insured, Pre-Refunded, 5.40%, 6/01/31	1,490,000	1,526,684
Refunding, NATL Insured, 5.40%, 6/01/31	1,010,000	1,012,182
Bethel Park School District GO, 5.10%, 8/01/33	3,600,000	3,685,824
Bethlehem Area School District GO, AGMC Insured, 5.25%, 1/15/26	6,605,000	7,017,482
Blair County Hospital Authority Revenue, Altoona Regulation Health System, 6.00%, 11/15/39	6,890,000	6,923,899
Bucks County IDAR, AMBAC Insured, 5.125%, 9/15/31	3,675,000	3,680,145
Butler Area School District GO, AGMC Insured, Pre-Refunded, 5.00%, 4/01/31	4,000,000	4,529,360
Butler County Hospital Authority Hospital Revenue, Butler Health System Project, 7.25%, 7/01/39	4,500,000	5,035,770
Catasauqua Area School District GO, Refunding, AGMC Insured, 5.00%, 2/15/36	6,000,000	6,059,700
Centennial School District Bucks County GO, Series A, 5.00%, 12/15/37	5,855,000	6,084,399
Centre County Hospital Authority Revenue, Hospital, Mount Nittany Medical Center Project, Assured Guaranty,
5.875%, 11/15/29	1,000,000	1,029,540
6.125%, 11/15/39	3,200,000	3,284,864
6.25%, 11/15/44	2,500,000	2,568,350
Commonwealth Financing Authority Revenue, Series B, 5.00%, 6/01/32	5,000,000	5,098,450
Connellsville Area School District GO, Series B, AGMC Insured, 5.00%, 11/15/37	1,000,000	1,016,960
Cumberland County Municipal Authority College Revenue, Dickinson College, Assn. of Independent Colleges and
Universities of Pennsylvania Financing Program,
Series GG1, NATL Insured, 5.00%, 5/01/34	7,610,000	7,557,719
Series HH1, 5.00%, 11/01/39	1,200,000	1,214,580
Dauphin County General Authority Health System Revenue, Pinnacle Health System Project, Refunding, Series A, 6.00%,
6/01/36	10,000,000	10,287,800
Dauphin County General Authority Hospital Revenue, Hapsco-Western Hospital Project, Series B, NATL Insured, ETM,
6.25%,7/01/16	3,965,000	4,446,311
Deer Lakes School District GO, Assured Guaranty, 5.50%, 4/01/39	7,500,000	7,946,100
Delaware County Authority College Revenue,
5.00%, 11/15/40	3,000,000	3,091,050
Cabrini College, Refunding, Radian Insured, 5.875%, 7/01/29	1,140,000	1,143,101
Eastern College, Series C, 5.625%, 10/01/28	2,210,000	2,188,961
Delaware County Authority Hospital Revenue, Crozer Keystone Obligation, Group A, 5.00%, 12/15/31	5,000,000	4,106,900
Delaware County Authority Revenue, Health Facilities, Mercy Health Corp. Project, ETM, 6.00%, 12/15/26	10,800,000	11,311,596

Quarterly Statement of Investments

See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Delaware County Authority University Revenue, Neumann University,
5.00%, 10/01/25	1,250,000	1,191,975
5.25%, 10/01/31	1,250,000	1,187,663
Delaware Valley Regional Finance Authority Local Government Revenue, Series B, AMBAC Insured, 5.60%, 7/01/17	5,000,000	5,565,450
Erie County Hospital Authority Revenue, Hamot Health Foundation, CIFG Insured, 5.00%, 11/01/35	6,000,000	5,364,060
Erie GO, Series E, FGIC Insured, 5.25%, 11/15/25	5,000,000	5,003,050
Erie Higher Education Building Authority College Revenue, Mercyhurst College, 5.50%, 3/15/38	2,000,000	2,026,340
Erie Parking Authority Parking Facilities Revenue, Guaranteed, Refunding, AGMC Insured, 5.125%, 9/01/32	4,250,000	4,251,275
Erie Water Authority Revenue, AGMC Insured, 5.00%, 12/01/43	7,000,000	7,078,120
Franklin County IDAR, Chambersburg Hospital Project, 5.375%, 7/01/42	7,500,000	7,382,025
Greater Johnstown School District GO, Series C, NATL Insured, 5.125%, 8/01/25	3,605,000	3,654,064
Hazleton Health Services Authority Hospital Revenue, Hazleton General Hospital, 5.50%, 7/01/27	1,500,000	1,303,695
Johnstown RDA Sewer Revenue, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/15/34	1,825,000	2,083,767
Lackawanna County GO, Series B, AGMC Insured, 5.00%,
9/01/30	8,100,000	8,149,086
9/01/35	7,500,000	7,478,325
Lancaster County Hospital Authority Revenue, Health Center, Willow Valley Retirement Project, 5.875%, 6/01/21	1,000,000	1,007,610
Lancaster Parking Authority Parking Revenue, Guaranteed, Series A, AMBAC Insured, 5.00%,
12/01/32	1,700,000	1,704,964
12/01/35	2,500,000	2,482,350
Latrobe IDAR, Sl. Vincent College Project, 5.70%, 5/01/31	1,500,000	1,502,925
Lehigh County General Purpose Authority Revenues,
Lehigh Valley Hospital, Health Network, Series B, AGMC Insured, 5.25%, 7/01/19	2,750,000	2,807,833
Muhlenberg College Project, 5.25%, 2/01/34	1,500,000	1,529,805
Lehigh County General Purpose Hospital Revenue, Lehigh Valley Health, Series B, AGMC Insured, 5.00%, 7/01/35	11,250,000	11,280,712
Luzerne County IDA Facility Revenue, Pennsylvania American Water Co., Refunding, 5.50%, 12/01/39	10,000,000	10,091,700
Lycoming County Authority College Revenue, Pennsylvania College ofT echnology,
AMBAC Insured, 5.25%, 5/01/32	5,030,000	4,775,633
Refunding, AMBAC Insured, 5.35%, 7/01/26	2,400,000	2,400,288
Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Refunding, Series A, 5.75%,
7/01/39	20,000,000	20,160,400
Marple Newtown School District GO, AGMC Insured, 5.00%, 6/01/31	11,325,000	11,826,697
McKeesport Municipal Authority Sewer Revenue, 5.75%,12/15/39	5,000,000	5,148,900
Mercer County GO, NATL RE, FGIC Insured, 5.00%, 10/01/31	2,000,000	2,008,720
Monroe County Hospital Authority Revenue, Hospital, Pocono Medical Center,
5.00%, 1/01/27	1,000,000	935,580
5.125%, 1/01/37	2,000,000	1,818,140
5.25%, 1/01/43	2,000,000	1,811,360
Montgomery County GO, 5.00%, 9/15/22	3,335,000	3,401,233
Montgomery County Higher Education and Health Authority Revenue, Arcadia University, 5.625%, 4/01/40	5,750,000	5,763,972
Montgomery County IDA Retirement Community Revenue, ACTS Retirement-Life Communities Inc. Obligated Group,
5.25%, 11/15/28	5,000,000	4,803,250
Refunding, Series B, 5.00%, 11/15/22	1,000,000	970,220
Montgomery County IDAR, FHA Insured, 5.375%, 8/01/38	5,000,000	5,085,950
Montour School District GO, AGMC Insured, 5.00%,
4/01/32	5,000,000	5,124,950
4/01/37	12,500,000	12,695,500
Mount Lebanon School District GO, Series A, 5.00%, 2/15/34	6,000,000	6,199,260
Norristown Area School District GO, FGIC Insured, Pre-Refunded, 5.00%, 9/01/27	5,000,000	5,464,950
Northampton Borough Municipal Authority Water Revenue, NATL Insured,
5.00%, 5/15/34	445,000	443,767
Pre-Refunded, 5.00%, 5/15/34	1,955,000	2,215,973
Northampton County General Purpose Authority Hospital Revenue, Sl. Luke's Hospital Project,
Series A, 5.50%, 8/15/35	10,000,000	9,839,900
Series B, 5.50%, 8/15/33	2,200,000	2,149,620
Northampton County General Purpose Authority Revenue,
Higher Education, Lehigh University, 5.00%, 11/15/39	20,000,000	20,582,600
Lafayette College, Refunding, 5.00%, 11/01/34	20,000,000	20,365,400
Northeastern York School District GO, Series B, NATL RE, FGIC Insured, 5.00%,
4/01/30	1,000,000	1,023,340
4/01/31	2,000,000	2,037,860
Norwin School District GO,
AGMC Insured, 5.00%, 4/01/37	10,000,000	10,140,100
AGMC Insured, Pre-Refunded, 5.00%, 4/01/35	3,000,000	3,544,080
Series A, NATL Insured, 5.00%, 4/01/30	1,000,000	1,002,570

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Owen J. Roberts School District GO, AGMC Insured, 5.00%, 9/01/36	2,710,000	2,779,945
Pennsbury School District GO, FGIC Insured, Pre-Refunded, 5.00%, 1/15/22	2,835,000	3,034,896
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue, Allegheny Energy Supply Co. LLC
Project, 7.00%, 7/15/39	10,000,000	10,895,900
Pennsylvania Economic Development Financing Authority Revenue, Lincoln University, Series A, NATL RE, FGIC Insured,
5.00%, 6/01/33	3,325,000	3,307,211
Pennsylvania Economic Development Financing Authority Water Facility Revenue,
Aqua Inc. Project, Series B, 5.00%, 12/01/43	25,000,000	25,254,750
American Water Co. Project, 6.20%, 4/01/39	10,000,000	10,516,300
Pennsylvania HFA, SFMR, Refunding, Series 105C, 4.875%,10/01/34	25,000,000	24,328,500
Pennsylvania State GO,
Second Series, 5.00%, 4/15/23	10,000,000	11,163,900
Second Series A, 5.00%, 8/01/25	5,000,000	5,432,650
Pennsylvania State Higher Educational Facilities Authority College and University Revenues, Drexel University, NATL
Insured, 5.75%, 5/01/22	3,095,000	3,101,902
Pennsylvania State Higher Educational Facilities Authority Revenue,
Bryn Mawr College, Refunding, AMBAC Insured, 5.00%, 12/01/37	5,000,000	5,108,350
Drexel University, Series A, 5.00%, 5/01/20	1,485,000	1,531,065
Drexel University, Series A, 5.20%, 5/01/29	750,000	760,305
Drexel University, Series A, NATL Insured, 5.00%, 5/01/37	25,525,000	25,538,528
Edinboro University Foundation, 6.00%, 7/01/43	3,500,000	3,484,880
La Salle University, Series A, 5.00%, 5/01/37	2,500,000	2,333,425
Philadelphia University, Refunding, 5.00%, 6/01/30	2,295,000	2,120,075
Sl. Joseph's University, Series A, 5.00%, 11/01/40	15,000,000	14,725,200
State System of Higher Education, NATL Insured, 5.00%, 6/15/37	7,000,000	7,112,910
Temple University, Refunding, NATL Insured, 5.00%, 4/01/28	5,000,000	5,169,600
Temple University, Refunding, NATL Insured, 5.00%, 4/01/33	10,000,000	10,158,100
Thomas Jefferson University, 5.00%, 3/01/40	14,950,000	14,903,206
Trustees University of Pennsylvania, Refunding, Series C, 5.00%, 7/15/38	5,000,000	5,109,200
University of Pennsylvania Health System, Refunding, Series B, 6.00%, 8/15/26	5,000,000	5,531,100
University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	13,000,000	12,917,320
University Sciences Philadelphia, Assured Guaranty, 5.00%, 11/01/32	5,000,000	5,074,850
University Sciences Philadelphia, Refunding, Series A, XLCA Insured, 5.00%, 11/01/36	8,315,000	8,302,611
Widener University, 5.00%, 7/15/31	500,000	489,890
Widener University, 5.00%, 7/15/39	5,750,000	5,546,220
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue, University Properties Inc., 5.00%,
7/01/42	5,500,000	4,759,480
Pennsylvania State Public School Building Authority Community College Revenue, Community College Philadelphia Project,
6.00%, 6/15/28	5,000,000	5,337,600
Pennsylvania State Public School Building Authority Lease Revenue, School District of Philadelphia Project,
AGMC Insured, Pre-Refunded, 5.00%, 6/01/33	15,000,000	16,541,100
Refunding, Series B, AGMC Insured, 4.75%, 6/01/30	5,000,000	4,925,000
Pennsylvania State Public School Building Authority Revenue,
Career Institute ofTechnology, NATL RE, FGIC Insured, 5.00%, 11/15/28	1,000,000	1,021,550
Central Montgomery County Area, NATL RE, FGIC Insured, 5.00%, 5/15/24	2,500,000	2,594,450
Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue, Series B, NATL Insured,
5.00%, 12/01/24	1,655,000	1,692,817
Pre-Refunded, 5.00%, 12/01/31	5,000,000	5,610,650
Pennsylvania State Turnpike Commission Revenue,
AMBAC Insured, Pre-Refunded, 5.00%, 7/15/31	10,000,000	10,385,300
Series C1, 5.00%, 12/01/40	5,000,000	4,871,150
Pennsylvania State Turnpike Commission Turnpike Revenue,
5.125%, 12/01/40	16,860,000	16,745,015
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	5,000,000	5,534,650
Series A, AMBAC Insured, 5.00%, 12/01/34	5,000,000	5,072,200
Series R, AMBAC Insured, 5.00%, 12/01/26	2,000,000	2,041,280
Series R, AMBAC Insured, 5.00%, 12/01/30	11,125,000	11,298,995
sub. bond, Series A, Assured Guaranty, 5.00%, 6/01/39	20,000,000	19,879,600
Pennsylvania State University Revenue, 5.00%,
9/01/35	1,000,000	1,043,200
3/01/40	8,115,000	8,455,992
Philadelphia Airport Revenue, Series A, AGMC Insured, 5.00%, 6/15/40	5,000,000	5,052,800
Philadelphia Authority for IDR,
Cultural and Commercial Corridors Program, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/23	6,205,000	6,199,105
Cultural and Commercial Corridors Program, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/25	5,690,000	5,566,698

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
International Apartments Temple University, Series A, 5.625%, 6/15/42	4,000,000	3,837,760
Series B, AMBAC Insured, 5.25%, 7/01/31	2,000,000	1,837,240
Philadelphia Gas Works Revenue,
Ninth Series, 5.25%, 8/01/40	3,500,000	3,323,495
Twelfth Series B, NATL Insured, ETM, 7.00%, 5/15/20	755,000	899,439
Philadelphia GO,
Refunding, Series A, Assured Guaranty, 5.125%, 8/01/25	5,000,000	5,221,800
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/26	5,000,000	5,273,550
Series B, Assured Guaranty, 7.125%, 7/15/38	10,000,000	11,353,000
Philadelphia Hospitals and Higher Education Facilities Authority Hospital Revenue, Temple University Health System,
Refunding, Series A,
5.50%, 7/01/30	5,000,000	4,622,000
5.00%, 7/01/34	5,000,000	4,196,250
Philadelphia Housing Authority Capital Fund Program Revenue, Series A, AGMC Insured, 5.00%, 12/01/21	5,000,000	5,169,350
Philadelphia IDA Lease Revenue, Series B, AGMC Insured, Pre-Refunded, 5.125%, 10/01/26	12,000,000	12,591,720
Philadelphia Municipal Authority Revenue, Lease, 6.50%,
4/01/34	3,250,000	3,398,265
4/01/39	2,500,000	2,604,000
Philadelphia RDAR, Neighborhood Transformation, Series C, NATL RE, FGIC Insured, 5.00%, 4/15/31	14,565,000	13,562,200
Philadelphia School District GO,
Series D, FGIC Insured, Pre-Refunded, 5.125%, 6/01/34	5,000,000	5,682,500
Series E, 6.00%, 9/01/38	5,000,000	5,350,450
Philadelphia Water and Wastewater Revenue,
Series A, 5.25%, 1/01/36	3,000,000	3,043,230
Series A, AGMC Insured, 5.00%, 7/01/28	4,000,000	4,096,720
Series A, AGMC Insured, 5.00%, 7/01/29	11,645,000	11,887,915
Series A, AGMC Insured, 5.00%, 7/01/35	8,330,000	8,390,642
Series A, NATL RE, FGIC Insured, 5.00%, 11/01/31	2,765,000	2,782,392
Series C, AGMC Insured, 5.00%, 8/01/35	7,000,000	7,095,970
Pine Richland School District Pennsylvania GO, Assured Guaranty, 5.00%, 3/01/39	20,130,000	20,659,822
Pittsburgh Urban RDA Mortgage Revenue, Series C, GNMA Secured, 5.70%, 4/01/30	1,295,000	1,295,350
Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14	610,000	693,491
Plum Boro School District GO, FGIC Insured, Pre-Refunded, 5.25%, 9/15/30	8,870,000	9,198,190
Reading Area Water Authority Water Revenue, AGMC Insured, 5.00%, 12/01/27	3,400,000	3,541,440
Reading GO, AGMC Insured, 6.00%, 11/01/28	2,000,000	2,145,460
Reading School District GO, AGMC Insured, 5.00%, 1/15/36	10,715,000	10,844,544
Sayre Health Care Facilities Authority Revenue, Guthrie Healthcare System,
Refunding, Series A, 5.875%, 12/01/31	555,000	562,742
Series A, Pre-Refunded, 5.875%, 12/01/31	1,945,000	2,069,149
Scranton School District GO,
Series A, AGMC Insured, 5.00%, 7/15/38	5,430,000	5,491,250
Series C, AGMC Insured, 5.00%, 7/15/38	5,000,000	5,056,400
Scranton-Lackawanna Health and Welfare Authority Revenue, University of Scranton, XLCA Insured, 5.00%, 11/01/37	8,125,000	7,959,819
Seneca Valley School District GO, NATL Insured, Pre-Refunded, 5.375%, 1/01/21	2,000,000	2,103,760
Snyder County Higher Education Authority University Revenue, Susquehanna University Project, 5.00%, 1/01/38	4,000,000	3,999,840
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial, Refunding, Series B, Assured Guaranty,
5.375%, 7/01/35	10,000,000	9,979,200
Southcentral General Authority Revenue,
WeliSpan Health Obligated Group, NATL Insured, ETM, 5.25%, 5/15/31	1,875,000	1,921,669
WeliSpan Health Obligated Group, NATL Insured, Pre-Refunded, 5.25%, 5/15/31	8,125,000	8,386,056
WeliSpan Health Obligated Group, Refunding, Series A, 6.00%, 6/01/25	10,000,000	10,978,600
York College of Pennsylvania, Associates, XLCA Insured, 5.00%, 5/01/37	1,090,000	1,060,352
Southern Lehigh School District GO, Series A, FGIC Insured, Pre-Refunded, 5.00%, 9/01/25	6,900,000	7,431,024
Southmoreland School District GO, NATL Insured, 5.00%, 4/01/27	5,025,000	5,200,373
State Public School Building Authority College Revenue,
Delaware County Community College Project, AGMC Insured, 5.00%, 10/01/32	1,000,000	1,026,460
Montgomery County Community College, AGMC Insured, 5.00%, 5/01/28	1,225,000	1,296,405
Westmoreland County Community College, NATL RE, FGIC Insured, 5.25%, 10/15/22	2,170,000	2,229,632
State Public School Building Authority School Revenue, Harrisburg School District Project, Series A, Assured Guaranty,
5.00%, 11/15/33	5,000,000	5,054,800
Susquehanna Area Regional Airport Authority Airport System Revenue,
Refunding, Series A, AMBAC Insured, 5.00%, 1/01/28	2,000,000	1,691,340
Series A, 6.50%, 1/01/38	4,000,000	3,939,640
University of Pittsburgh of the Commonwealth System of Higher Education Revenue, University Capital Project,
Refunding, Series B, 5.25%, 9/15/27	9,500,000	10,423,305

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Refunding, Series C, 5.00%, 9/15/35	9,500,000	9,813,025
Series B, 5.00%, 9/15/31	10,000,000	10,433,300
Upper SI. Clair Township School District GO,
AGMC Insured, Pre-Refunded, 5.00%, 7/15/28	465,000	493,509
Refunding, AGMC Insured, 5.00%, 7/15/28	535,000	543,271
Washington County GO,
Refunding, Series A, AMBAC Insured, 5.125%, 9/01/27	4,295,000	4,378,280
Series A, AMBAC Insured, Pre-Refunded, 5.125%, 9/01/27	705,000	760,787
Washington County IDA College Revenue, Washington Jefferson College, Refunding,
5.25%, 11/01/30	7,525,000	7,687,164
5.00%, 11/01/36	8,470,000	8,265,280
West Allegheny School District GO, Refunding, Series D, NATL RE, FGIC Insured, 4.75%,
9/01/19	2,000,000	2,037,680
9/01/20	3,805,000	3,865,956
West Mifflin Area School District GO, AGMC Insured, 5.125%, 4/01/31	1,000,000	1,046,160
Whitehall Coplay School District GO, Series A, AGMC Insured, 5.375%, 11/15/34	6,000,000	6,283,860
Wilkes-Barre Finance Authority Revenue, Wilkes University Project, Refunding, 5.00%, 3/01/37	4,500,000	4,128,300
Wyoming Area School District GO, Refunding, Series A, NATL Insured, 5.00%, 9/01/26	5,005,000	5,179,474
		1,212,606,169
u.s. Territories 11.4%
Puerto Rico 10.7%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/44	2,100,000	2,153,781
Puerto Rico Commonwealth GO,
Public Improvement, Refunding, Series A-4, AGMC Insured, 5.25%, 7/01/30	5,000,000	5,109,700
Public Improvement, Series A, 5.00%, 7/01/29	4,000,000	3,999,840
Public Improvement, Series A, 5.00%, 7/01/33	13,960,000	13,755,067
Public Improvement, Series A, Pre-Refunded, 5.00%, 7/01/33	7,000,000	7,752,360
Series A, 5.00%, 7/01/28	5,000,000	4,863,050
Series A, 5.25%, 7/01/37	10,000,000	9,830,700
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series B, 5.00%, 7/01/37	7,010,000	6,644,779
Puerto Rico Electric Power Authority Power Revenue,
Series n, 5.00%, 7/01/32	5,100,000	4,987,851
Series XX, 5.25%, 7/01/40	14,000,000	13,833,540
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series I, 5.00%, 7/01/36	5,950,000	5,567,058
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,
Series A, 5.375%, 8/01/39	20,000,000	20,149,600
Series A, 6.00%, 8/01/42	34,000,000	35,826,140
Series C, 5.50%, 8/01/40	15,000,000	15,257,400
		149,730,866
U.S. Virgin Islands 0.7%
Virgin Islands PFAR,
Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	5,000,000	4,802,350
senior lien, Refunding, Series B, 5.00%, 10/01/25	5,500,000	5,582,005
		10,384,355
Total U.S. Territories		160,115,221
Total Municipal Bonds before Short Term Investments (Cost $1,349,096,180)		1,372,721,390
Short Term Investments 1.0%
Municipal Bonds 1.0%
Pennsylvania 1.0%
'Geisinger Authority Health System Revenue, Geisinger Health System,
Daily VRDN and Put, 0.30%, 11/15/32	500,000	500,000
Refunding, Series A, Daily VRDN and Put, 0.30%, 5/15/35	13,900,000	13,900,000
Total Short Term Investments (Cost $14,400,000)		14,400,000
Total Investments (Cost $1,363,496,180) 98.7%		1,387,121,390
other Assets, less Liabilities 1.3%		18,408,026
Net Assets 100.0%		$1,405,529,416

'Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust

Statement of Investments, November 30,2010 (unaudited) (continued)

ABBREVIATIONS

Selected Portfolio

AGMC	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
CIFG	- CDC IXIS Financial Guaranty
COP	- Certificate of Participation
ETM	- Escrow to Maturity
FGIC	- Financial Guaranty Insurance Co.
FHA	- Federal Housing Authority/Agency
FICO	- Financing Corp.
GNMA	- Government National Mortgage Association
GO	- General Obligation
HFA	- Housing Finance Authority/Agency
IDA	- Industrial Development Authority/Agency
IOAR	- Industrial Development Authority Revenue
lOR	- Industrial Development Revenue
NATL	- National Public Financial Guarantee Corp.
NATL RE	- National Public Financial Guarantee Corp. Reinsured
PBA	- Public Building Authority
PFAR	- Public Financing Authority Revenue
ROA	- Redevelopment Agency/Authority
ROAR	- Redevelopment Agency Revenue
SFM	- Single Family Mortgage
SFMR	- Single Family Mortgage Revenue
XLCA	- XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, November 30,2010 (unaudited)

Franklin Virginia Tax-Free Income Fund
Municipal Bonds 98.2%
Virginia 73.9%
Abingdon IDA Hospital Facilities Revenue, Johnston Memorial Hospital, Refunding, 5.375%, 7/01/28	$5,000,000	$4,968,850
Bedford County IDA, lOR, Nekoosa Packaging Corp. Project, Refunding,
6.30%, 12/01/25	2,000,000	1,965,780
Series A, 6.55%, 12/01/25	5,000,000	5,001,400
Bristol Utility System Revenue, AGMC Insured, ETM, 5.00%, 7/15/21	1,245,000	1,439,432
Capital Region Airport Commission Airport Revenue, AGMC Insured, 5.00%,
7/01/31	2,000,000	2,059,660
7/01/38	5,895,000	5,976,410
Caroline County IDA Lease Revenue, AMBAC Insured, 5.125%, 6/15/34	1,000,000	962,300
Charlotte County IDA Hospital Revenue, Halifax Regional Hospital Inc., 5.00%, 9/01/37	2,500,000	2,304,400
Chesapeake Toll Road Revenue, Expressway, Series A, 5.625%,
7/15/19	2,640,000	2,650,058
7/15/32	8,000,000	7,935,200
Chesterfield County EDA, PCR, Virginia Electric and Power, Refunding, Series A, 5.00%, 5/01/23	5,000,000	5,280,800
Chesterfield County EDA Revenue, Bon Secours Health,
Series C-1, AGMC Insured, 5.00%, 11/01/42	4,000,000	3,974,560
Series C-2, Assured Guaranty, 5.00%, 11/01/42	8,000,000	7,949,120
Dinwiddie County IDA Lease Revenue, Refunding, Series B, NATL Insured, 5.00%, 2/15/30	1,410,000	1,391,064
Fairfax County EDA Revenue, National Wildlife Federation, NATL Insured, 5.375%, 9/01/29	8,000,000	8,007,120
Fairfax County IDAR, Health Care, Inova Health System Project,
Refunding, Series C, 5.00%, 5/15/25	3,500,000	3,639,265
Series A, 5.50%, 5/15/35	10,000,000	10,595,300
Fairfax County Redevelopment and Housing Authority MFHR, Paul Spring Center, Refunding, Series A, FHA Insured,
5.90%, 6/15/17	755,000	755,596
6.00%, 12/15/28	1,000,000	1,000,810
Fairfax County Water Authority Water Revenue,
Per-Refunded, 5.00%, 4/01/27	2,830,000	2,998,696
Refunding, 5.00%, 4/01/27	11,420,000	11,699,676
Front Royal and Warren County IDA Lease Revenue, School and Capital Improvement, Series B, AGMC Insured, 5.00%,
4/01/29	5,115,000	5,235,765
4/01/35	6,000,000	6,071,040
Greater Richmond Convention Center Authority Hotel Tax Revenue, Refunding, NATL Insured, 5.00%, 6/15/30	17,555,000	17,532,881
Hampton Convention Center Revenue, Refunding, AMBAC Insured,
5.25%, 1/15/23	3,000,000	3,076,470
5.125%, 1/15/28	2,605,000	2,640,011
5.00%, 1/15/35	7,600,000	7,613,148
Hampton Roads Sanitation District Wastewater Revenue, Hampton Roads,
5.00%, 4/01/33	10,000,000	10,448,200
Refunding, 5.00%, 4/01/38	24,470,000	25,395,211
Harrisonburg GO, AGMC Insured, Pre-Refunded, 5.75%, 12/01/29	1,000,000	1,020,000
Harrisonburg IDAR, Hospital Facilities, Rockingham Memorial Hospital, AMBAC Insured, 5.00%,
8/15/42	8,095,000	7,388,711
8/15/46	15,000,000	13,551,450
King George County IDA Lease Revenue, AGMC Insured, 5.00%, 3/01/32	3,595,000	3,658,236
Lexington IDA Educational Facilities Revenue, VMI Development Board Inc. Project, Series C, 5.00%, 12/01/36	5,000,000	5,194,500
Loudoun County IDA Hospital Revenue, Loudoun Hospital Center, Series A, Pre-Refunded, 6.10%, 6/01/32	1,500,000	1,632,450
Loudoun County Sanitation Authority Water and Sewer Revenue, 5.00%, 1/01/33	15,060,000	15,518,125
Louisa IDA, PCR, Virginia Electric and Power Co. Project, Mandatory Put 12/01/11, Series C, 5.00%, 11/01/35	5,000,000	5,181,700
Manassas Park GO, Series A, CIFG Insured, 5.00%, 4/01/29	5,545,000	5,723,604
Middle River Regional Jail Authority Jail Facility Revenue, NATL Insured, 5.00%, 5/15/28	1,000,000	1,029,690
Montgomery County EDA Revenue, Technology Foundation, Refunding, Series A, 5.00%, 6/01/39	8,500,000	8,825,465
Montgomery County IDA Public Facilities Lease Revenue, Public Projects, 5.00%, 2/01/29	6,500,000	6,785,675
Newport News EDA, EDR, Series A, 5.00%, 1/15/31	5,870,000	6,078,444
Newport News IDA Mortgage Revenue, Mennowood Communities Inc., Series A, GNMA Secured, 6.25%, 8/01/36	2,950,000	2,836,513
Newport News Water Revenue, AGMC Insured, 5.00%, 6/01/37	1,345,000	1,391,685
Norfolk Airport Authority Revenue, Series B, NATL RE, FGIC Insured, 5.125%, 7/01/31	1,440,000	1,318,018
Norfolk Water Revenue, NATL Insured, 5.90%, 11/01/25	5,000,000	5,012,550
Northwestern Regional Jail Authority Jail Facilities Revenue, NATL Insured, 5.00%, 7/01/33	2,600,000	2,558,426
Orange County IDAR, Public Facility, Orange County Project, AMBAC Insured, Pre-Refunded, 5.00%, 2/01/34	1,000,000	1,060,880
Patrick County EDA Lease Revenue, School Projects, Assured Guaranty, 5.25%, 3/01/39	6,435,000	6,515,631

Quarterly Statement of Investments

See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Pittsylvania County GO, Series B, 5.75%, 2/01/30	5,800,000	6,352,450
Powhatan County EDA Lease Revenue, Virginia Capital Projects, AMBAC Insured, 5.25%, 7/15/33	1,000,000	1,018,310
Powhatan County GO, Refunding, 5.00%, 1/15/32	5,140,000	5,404,813
Prince William County IDA, MFHR, Remington Place Apartments Project, Series A-1, AMBAC Insured, 6.00%, 12/01/33	2,080,000	1,973,338
Prince William County Service Authority Water and Sewer System Revenue, Refunding, 5.00%, 7/01/32	1,750,000	1,836,678
Richmond GO, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 7/15/19	3,690,000	3,832,176
Richmond IDA Student Housing Revenue, University Real Estate Foundation, 5.55%, 1/01/31	4,400,000	4,445,276
Richmond Public Facilities COP, 800 Megahertz Project, Series A, AMBAC Insured, 5.00%, 8/01/22	2,000,000	2,018,160
Richmond Public Utility Revenue,
AGMC Insured, 5.00%, 1/15/35	3,500,000	3,586,065
AGMC Insured, Pre-Refunded, 5.00%, 1/15/33	8,500,000	8,926,360
Refunding, 5.00%, 1/15/35	11,495,000	11,850,081
Riverside Regional Jail Authority Jail Facility Revenue, NATL Insured, 5.00%,
7/01/28	7,000,000	7,177,100
7/01/32	22,000,000	22,170,720
Roanoke County EDA Lease Revenue, Public Facility Projects, Assured Guaranty, 5.125%, 10/15/37	10,000,000	10,356,000
Roanoke EDA Hospital Revenue, Carilion Clinic Obligation, Refunding, 5.00%, 7/01/33	10,615,000	10,515,325
Roanoke IDA Hospital Revenue, Carilion Health System, Series B, Assured Guaranty, 5.00%, 7/01/38	10,000,000	9,722,600
Stafford County and Staunton IDAR, Virginia Municipal League Assn. Counties Program,
Series A, NATL Insured, 5.25%, 8/01/31	5,000,000	5,162,550
Series C, NATL Insured, 5.00%, 8/01/35	7,735,000	7,763,155
XLCA Insured, 5.00%, 8/01/37	3,985,000	3,853,734
Stafford County EDA Hospital Facilities Revenue, Medicorp Health System Obligation, 5.25%, 6/15/37	5,000,000	4,867,300
University of Virginia Revenue,
General, 5.00%, 6/01/37	8,935,000	9,250,852
General, Refunding, 5.00%, 6/01/40	16,750,000	17,538,087
Series B, 5.00%, 6/01/33	14,000,000	14,369,320
Virginia Beach Development Authority Public Facility Revenue, 5.00%, 7/15/27	5,635,000	6,010,122
Virginia College Building Authority Educational Facilities Revenue,
Public Higher Education Financing Program, Series A, 5.00%, 9/01/33	4,010,000	4,184,916
Public Higher Education Financing Program, Series B, 5.00%, 9/01/25	13,205,000	14,476,774
Public Higher Education Financing Program, Series B, 5.00%, 9/01/29	5,010,000	5,307,995
Regent University Project, NATL Insured, Pre-Refunded, 5.125%, 10/01/21	5,000,000	5,198,850
Regent University Project, NATL Insured, Pre-Refunded, 5.125%, 10/01/31	4,050,000	4,211,068
Virginia Commonwealth Transportation Board Transportation Revenue,
Northern Virginia Transportation Program, Refunding, Series A, 5.00%, 5/15/27	8,920,000	9,120,076
U.S. Route 58 Corridor Development Program, Series B, Pre-Refunded, 5.00%, 5/15/26	10,000,000	10,210,300
Virginia Port Authority Port Facility Revenue,
NATL Insured, 4.75%, 7/01/28	1,500,000	1,456,425
Refunding, 5.00%, 7/01/40	8,905,000	9,053,713
Virginia Small Business Financing Authority Healthcare Facilities Revenue, Sentara Healthcare, Refunding, 5.00%, 11/01/40	23,000,000	23,274,620
Virginia State HDA Revenue, Rental Housing,
Series B, 5.625%, 6/01/39	7,240,000	7,555,157
Series B, 5.00%, 6/01/45	3,050,000	3,050,000
Series E, 5.00%, 10/01/44	6,540,000	6,525,743
Series F, 5.05%, 12/01/44	12,125,000	12,166,467
Series F, 5.00%, 4/01/45	2,125,000	2,114,481
Virginia State HDA, Commonwealth Mortgage Revenue, Series E, 6.375%, 1/01/36	10,000,000	10,695,400
Virginia State Public School Authority Revenue, School Financing,
1997 Resolution, Series A, 5.00%, 8/01/30	2,200,000	2,363,790
Series C, Pre-Refunded, 5.00%, 8/01/22	2,000,000	2,081,160
Series C, Pre-Refunded, 5.00%, 8/01/26	10,925,000	11,368,336
Virginia State Public School Authority Special Obligation Fluvanna County Revenue, School Financing, 6.00%, 12/01/32	5,000,000	5,484,850
Virginia State Resources Authority Airports Revenue, Revolving Fund, Series A, 5.00%, 8/01/27	3,000,000	3,003,240
Virginia State Resources Authority Infrastructure Revenue,
Refunding, 5.00%, 11/01/40	11,750,000	12,301,310
Senior Series A, 5.00%, 11/01/31	5,000,000	5,255,350
Senior Series A, 5.00%, 11/01/36	4,915,000	5,092,726
Virginia Pooled Financing Program, Senior Series, 5.00%, 11/01/33	4,615,000	4,755,850
Virginia Pooled Financing Program, Senior Series A, 5.00%, 11/01/38	1,600,000	1,670,016
Virginia Pooled Financing Program, Senior Series B, 5.00%, 11/01/32	2,505,000	2,645,581
Virginia Pooled Financing Program, Senior Series, Pre-Refunded, 5.00%, 11/01/33	385,000	431,670
Virginia State Resources Authority Water and Sewer System Revenue, Tuckahoe Service District Project, 5.00%, 11/01/35	1,125,000	1,148,794

Franklin Tax-Free Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)
Winchester IDA Hospital Revenue, Valley Health System Obligation, Series E, 5.625%, 1/01/44	3,350,000	3,357,370
		642,412,576
District of Columbia 8.1%
Metropolitan Washington D.C. Airports Authority Airport System Revenue,
Refunding, SHAC Insured, 5.00%, 10/01/29	3,000,000	3,062,040
Refunding, Series A, 5.00%, 10/01/35	12,000,000	12,017,640
Refunding, Series A, AGMC Insured, 5.00%, 10/01/32	10,000,000	9,651,500
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 10/01/25	1,000,000	1,013,870
Refunding, Series C, 5.125%,10/01/34	6,450,000	6,509,533
Refunding, Series F-1, 5.00%,10/01/31	6,460,000	6,509,484
Series S, FGIC Insured, Pre-Refunded, 5.25%, 10/01/32	6,655,000	7,221,740
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, first senior lien, Series A,
5.00%, 10/01/39	10,000,000	9,999,300
5.25%, 10/01/44	12,000,000	12,176,880
Washington Metropolitan Area Transit Authority Gross Revenue, Transit, Series A, 5.125%, 7/01/32	2,000,000	2,086,620
		70,248,607
u.s. Territories 16.2%
Puerto Rico 16.2%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
6.00%, 7/01/38	1,100,000	1,132,967
Assured Guaranty, 5.00%, 7/01/28	7,000,000	7,114,450
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series S, 6.00%, 7/01/39	5,000,000	5,298,550
Series A, 5.125%, 7/01/28	5,000,000	4,878,200
Series A, 5.00%, 7/01/29	8,000,000	7,999,680
Series A, 5.125%, 7/01/31	3,315,000	3,365,885
Series A, 5.00%, 7/01/33	900,000	886,788
Series A, 6.00%, 7/01/38	5,000,000	5,273,250
Series A, Pre-Refunded, 5.00%, 7/01/33	1,100,000	1,218,228
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y, Pre-Refunded, 5.50%,
7/01/36	4,500,000	5,467,725
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
Series D, Pre-Refunded, 5.375%, 7/01/36	5,000,000	5,361,200
Series D, Pre-Refunded, 5.25%, 7/01/38	3,000,000	3,210,840
Series G, 5.00%, 7/01/33	1,695,000	1,639,269
Series G, Pre-Refunded, 5.00%, 7/01/33	3,305,000	3,664,716
Puerto Rico Electric Power Authority Power Revenue,
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	3,000,000	3,501,900
Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30	1,000,000	1,167,300
Series n, 5.00%, 7/01/32	10,000,000	9,780,100
Series WW, 5.50%, 7/01/38	6,700,000	6,778,256
Series XX, 5.25%, 7/01/40	8,400,000	8,300,124
Puerto Rico Municipal Finance Agency GO, Series A, AGMC Insured, 5.00%, 8/01/27	2,580,000	2,585,547
Puerto Rico PSA Guaranteed Revenue, Government Facilities,
Refunding, Series D, 5.375%, 7/01/33	1,315,000	1,318,182
Refunding, Series N, 5.00%, 7/01/32	5,000,000	4,638,550
Refunding, Series Q, 5.625%, 7/01/39	5,000,000	5,014,900
Series D, Pre-Refunded, 5.375%, 7/01/33	3,685,000	3,951,205
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,
Series A, 5.375%, 8/01/39	6,000,000	6,044,880
Series A, 6.00%, 8/01/42	20,000,000	21,074,200
Series C, 5.50%, 8/01/40	10,000,000	10,171,600
		140,838,492
Total Municipal Bonds before Short Term Investments (Cost $842,670,274)		853,499,675

Short Term Investments (Cost $3,400,000) 0.4%
Municipal Bonds 0.4%
u.s. Territories 0.4%
Puerto Rico 0.4%
'Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series S, Daily VRDN and Put, 0.22%, 7/01/32	3,400,000	3,400,000

Franklin Tax-Free Trust
Statement of Investments, November 30, 2010 (unaudited) (continued)
Total Investments (Cost $846,070,274) 98.6%	856,899,675
other Assets, less Liabilities 1.4%	11,838,643
Net Assets 100.0%	$868,738,318

'Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BHAC	- Berkshire Hathaway Assurance Corp.
CIFG	- CDC IXIS Financial Guaranty
COP	- Certificate of Participation
EOA	- Economic Development Authority
EOR	- Economic Development Revenue
ETM	- Escrow to Maturity
FGIC	- Financial Guaranty Insurance Co.
FHA	- Federal Housing Authority/Agency
FICO	- Financing Corp.
GNMA	- Government National Mortgage Association
GO	- General Obligation
HOA	- Housing Development Authority/Agency
lOA	Industrial Development Authority/Agency
IOAR	- Industrial Development Authority Revenue
lOR	- Industrial Development Revenue
MFHR	- Multi-Family Housing Revenue
NATL	- National Public Financial Guarantee Corp.
NATL RE	- National Public Financial Guarantee Corp. Reinsured
PBA	- Public Building Authority
PCR	- Pollution Control Revenue
XLCA	- XL Capital Assurance

Franklin Tax-Free Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of twenty-four funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Funds' Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instnunent dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market -based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market -based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

3. INCOME TAXES

At November 30,2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Alabama Tax-Free Income Fund	Franklin Arizona Tax-Free Income Fund	Franklin Colorado Tax-Free Income Fund

Cost of investments	$298,394,904	$1,064,289,083	$735,241,586

Unrealized appreciation	$6,260,370	$30,449,599	$20,558,046
Unrealized depreciation	(8,068,826)	(28,763,717)	(15,903,577)
Net unrealized appreciation (depreciation)	$(1,808,456)	$1,685,882	$4,654,469

	Franklin Connecticut Tax-Free Income Fund	Franklin Double Tax-Free Income Fund	Franklin Federal Intermediate-Term Tax-Free Income Fund

Cost of investments	$530,564,174	$665,280,231	$2,364,384,306

Unrealized appreciation	$9,927,137	$18,414,013	$79,377,070
Unrealized depreciation	(5,860,279)	(12,971,157)	(14,834,194)
Net unrealized appreciation (depreciation)	$4,066,858	$5,442,856	$64,542,876

	Franklin Federal Limited-Term Tax-Free Income Fund	Franklin Florida Tax-Free Income Fund	Franklin Georgia Tax-Free Income Fund

Cost of investments	$570,243,948	$1,207,090,980	$490,651,685

Unrealized appreciation	$10,967,684	$45,375,948	$15,194,165
Unrealized depreciation	(803,786)	(13,327,981)	(6,646,264)
Net unrealized appreciation (depreciation)	$10,163,898	$32,047,967	$8,547,901

	Franklin High Yield Tax-Free Income Fund	Franklin Insured Tax-Free Income Fund	Franklin Kentucky Tax-Free Income Fund

Cost of investments	$7,574,413,062	$2,780,368,995	$192,452,906

Unrealized appreciation	$351,168,793	$61,297,522	$4,489,891
Unrealized depreciation	(400,858,696)	(61,816,722)	(2,564,550)
Net unrealized appreciation (depreciation)	$(49,689,903)	$(519,200)	$1,925,341

	Franklin Louisiana Tax-Free Income Fund	Franklin Maryland Tax-Free Income Fund	Franklin Massachusetts Tax-Free Income Fund

Cost of investments	$420,527,757	$671,450,718	$578,528,713

Unrealized appreciation	$9,859,719	$15,702,237	$12,268,168
Unrealized depreciation	(7,405,691)	(16,179,961)	(10,371,749)
Net unrealized appreciation (depreciation)	$2,454,028	$(477,724)	$1,896,419

	Franklin Michigan Tax-Free Income Fund	Franklin Minnesota Tax-Free Income Fund	Franklin Missouri Tax-Free Income Fund

Cost of investments	$1,511,863,544	$989,558,981	$1,108,323,677

Unrealized appreciation	$44,205,602	$34,093,940	$25,813,675
Unrealized depreciation	(21,441,402)	(7,125,526)	(18,559,721)
Net unrealized appreciation (depreciation)	$22,764,200	$26,968,414	$7,253,954

	Franklin New Jersey Tax-Free Income Fund	Franklin North Carolina Tax-Free Income Fund	Franklin Ohio Tax-Free Income Fund

Cost of investments	$1,583,981,342	$1,246,374,714	$1,696,250,919

Unrealized appreciation	$52,265,570	$26,700,711	$48,290,228
Unrealized depreciation	(25,804,145)	(13,741,010)	(22,295,425)
Net unrealized appreciation (depreciation)	$26,461,425	$12,959,701	$25,994,803

	Franklin Oregon Tax-Free Income Fund	Franklin Pennsylvania Tax-Free Income Fund	Franklin Virginia Tax-Free Income Fund

Cost of investments	$1,218,832,034	$1,364,127,568	$846,046,377

Unrealized appreciation	$43,171,646	$37,415,909	$19,934,003
Unrealized depreciation	(13,533,653)	(14,422,087)	(9,080,705)
Net unrealized appreciation (depreciation)	$29,637,993	$22,993,822	$10,853,298

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are sununarized in the following fair value hierarchy:

  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At November 30,2010, all of the Funds' investments in securities carried at fair value were in Level 2 inputs.

5. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures . The Registrant
maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the
Securities Exchange Act of 1934 and the Investment Company Act of 1940 is
recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The
Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of
Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the
Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls . There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of
Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Gaston Gardey, Chief Financial Officer and Chief
Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date January 27, 2011

By /s/GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date January 27, 2011